UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-03290
Name of Fund: BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
BlackRock Basic Value V.I. Fund
BlackRock Fundamental Growth V.I. Fund
BlackRock Global Allocation V.I. Fund
BlackRock Global Growth V.I. Fund
BlackRock Government Income V.I. Fund
BlackRock High Income V.I. Fund
BlackRock International Value V.I. Fund
BlackRock Large Cap Core V.I. Fund
BlackRock Large Cap Growth V.I. Fund
BlackRock Large Cap Value V.I. Fund
BlackRock Money Market V.I. Fund
BlackRock S&P 500 Index V.I. Fund
BlackRock Total Return V.I. Fund
BlackRock Utilities and Telecommunications V.I. Fund
BlackRock Value Opportunities V.I. Fund
Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809
Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock Variable Series Funds, Inc., 40 East 52nd Street, New York, NY 10022.
Registrant’s telephone number, including area code: (800) 456-4587
Date of fiscal year end: 12/31/2009
Date of reporting period: 06/30/2009
Item 1 — Report to Stockholders

BlackRock Variable
Series Funds, Inc.

Semi-Annual Report (Unaudited)
June 30, 2009

Dear Shareholder

The past 12 months reveal two distinct market backdrops—one of investor pessimism and decided weakness, and another of optimism and nascent signs of recovery. The first half of the year was characterized by the former, as the global financial crisis erupted into the worst recession in decades. Daily headlines recounted universal macroeconomic deterioration, financial sector casualties, volatile swings in global equity markets, and unprecedented government intervention that included widespread (and globally coordinated) monetary and quantitative easing by central banks and large-scale fiscal stimuli. Sentiment improved noticeably in March, however, on the back of new program announcements by the Treasury and Federal Reserve, as well as generally stronger-than-expected economic data in a few key areas, including retail sales, business and consumer confidence, manufacturing and housing.

In this environment, US equities contended with extraordinary volatility, posting steep declines early, and then recouping those losses—and more—between March and May. Investor enthusiasm eased off in the final month of the period, mostly as a result of profit taking and portfolio rebalancing, as opposed to a change in the economic outlook. Through June 30, stocks did quite well on a year-to-date basis, with nearly all major indices crossing into positive territory. The experience in international markets was similar to that in the United States, though performance was generally more extreme both on the decline and on the upturn. Notably, emerging markets, which lagged most developed regions through the downturn, reassumed leadership in 2009 as these areas of the globe have generally seen a stronger acceleration in economic recovery.

In fixed income markets, while a flight to quality remained a prevalent theme, relatively attractive yields and distressed valuations, alongside a more favorable macro environment, eventually captured investor attention, leading to a sharp recovery in non-Treasury assets. A notable example from the opposite end of the credit spectrum was the high yield sector, which has firmly outpaced all other taxable asset classes since the start of 2009. At the same time, the municipal bond market enjoyed a strong return after the exceptional market volatility of 2008, buoyed by a combination of attractive valuations, robust retail investor demand and a slowdown in forced selling. Direct aid to state and local governments via the American Recovery and Reinvestment Act of 2009 has also lent support.

All told, results for the major benchmark indexes reflected a bifurcated market.

Total Returns as of June 30, 2009

	6-month	12-month

US equities (S&P 500 Index)	3.16%	(26.21)%
Small cap US equities (Russell 2000 Index)	2.64	(25.01)
International equities (MSCI Europe, Australasia, Far East Index)	7.95	(31.35)
US Treasury securities (Merrill Lynch 10-Year US Treasury Index)	(8.74)	7.41
Taxable fixed income (Barclays Capital US Aggregate Bond Index)	1.90	6.05
Tax-exempt fixed income (Barclays Capital Municipal Bond Index)	6.43	3.77
High yield bonds	30.92	(1.91)
(Barclays Capital US Corporate High Yield 2% Issuer Capped Index)

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

The market environment has clearly improved since the beginning of the year, but a great deal of uncertainty and risk remain. Through periods of market turbulence, as ever, BlackRock’s full resources are dedicated to the management of our clients’ assets. For additional insight and timely “food for thought,” we invite you to visit our award-winning Shareholder® magazine, now available exclusively online at www.blackrock.com/shareholdermagazine. We thank you for entrusting BlackRock with your investments, and we look forward to continuing to serve you in the months and years ahead.

Sincerely,

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT A PART OF YOUR FUND REPORT

Announcement to Shareholders

On June 16, 2009, BlackRock, Inc. announced that it received written notice from Barclays PLC (“Barclays”) in which Barclays’ Board of Directors had accepted BlackRock’s offer to acquire Barclays Global Investors (“BGI”). At a special meeting held on August 6, 2009, BlackRock’s proposed purchase of BGI was approved by an overwhelming majority of Barclays’ voting shareholders, an important step toward closing the transaction. The combination of BlackRock and BGI will bring together market leaders in active and index strategies to create the preeminent asset management firm. The transaction is scheduled to be completed in the fourth quarter of 2009, subject to important fund shareholder and regulatory approvals.

THIS PAGE NOT A PART OF YOUR FUND REPORT

BlackRock Balanced Capital V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	Stocks outperformed bonds during the six-month period, as the Russell 1000 Index advanced 4.32%, while the Barclays Capital US Aggregate Bond Index gained 1.90%. In this environment, the Fund underperformed its blended benchmark, a 60%/40% blend of the Russell 1000 Index and the Barclays Capital US Aggregate Bond Index, respectively, which returned 3.75%.

What factors influenced performance?

•	The broad allocation decision among stocks and bonds modestly detracted from performance relative to the blended benchmark.

•	The equity component of the portfolio had weak relative returns, as high-quality names—in which the Fund was overweight—underperformed their lower-quality, higher-beta counterparts in the second half of the reporting period. From a sector perspective, stock selection in information technology (“IT”), health care, consumer discretionary and energy negatively affected performance. The portfolio was hurt by selection in its computer holdings in IT and by selection of pharmaceutical names in healthcare. In consumer discretionary, the negative effect came from selection in household durables and leisure names and in energy, the equity segment was underweight in the oil-field services companies that rallied in the second half of the period. At the same time, the positive impact of underweighting financials was more than offset by the negative effect of stock selection. In particular, property and casualty insurance holdings underperformed the money-center banks and diversified financials that experienced run-ups over the six months.

•	On the positive side, the portfolio’s fixed income component provided strong results, particularly during the month of May. Performance was positively affected by an overweight exposure to commercial mortgage-backed securities and asset-backed securities, as well as a non-index allocation to non-agency mortgages. The broad fixed income markets saw a reversal of the flight to quality near the end of the period, following the late March announcement of the Public-Private Investment Program. As a result, corporate, mortgage (residential and commercial) and asset-backed securities posted strong performance, while Treasuries underperformed. The fixed income portion’s yield curve positioning—most notably, a bias towards a flatter curve during the final month of the period—also aided results.

Describe recent portfolio activity.

•	Within the equity portfolio, we increased exposure to the consumer discretionary, technology, financials, and health care sectors, while we reduced exposure to energy, industrials and consumer staples. The largest purchases were International Business Machines Corp., Verizon Communications, Inc., Cisco Systems, Inc. and The Goldman Sachs Group, Inc. The largest sales included Exxon Mobil Corp., Hewlett-Packard Co., ConocoPhillips and Occidental Petroleum Corp.

•	Within the government-owned/government-related sector of the fixed income market, we reduced exposure to Treasury Inflation Protected Securities in favor of FDIC-guaranteed debt that was trading at more attractive yield levels. We reduced exposure to agency mortgages, selling into strength as the sector performed well for the six months. The proceeds were redeployed into Treasuries and non-US government guaranteed debt.

Describe Fund positioning at period end.

•	At the end of the period, the Fund was slightly overweight relative to the blended benchmark in equities at 61% of net assets, and was slightly underweight in fixed income at 39% of net assets.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests in a balanced portfolio of fixed income and equity securities.

[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE capitalization and 30% of NYSE issues.

[4]	This unmanaged market-weighted Index is comprised of US government and agency securities, mortgage-backed securities issued by the Government National Mortgage Association, Freddie Mac or Fannie Mae and investment grade (rated BBB or better) corporate bonds.

[5]	This unmanaged Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Fund now uses this Index as its benchmark rather than the S&P 500 Index because it better reflects the Fund’s Investment strategies.

[6]	The Fund compares its performance to that of a customized weighted index comprised of the returns of the Russell 1000 Index (60%) and Barclays Capital US Aggregate Bond Index (40%).

Past performance is not indicative of future results.

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years

Class I Shares[7]	1.12%	(21.56)%	(0.67)%	(0.16)%

Barclays Capital US Aggregate Bond Index	1.90	6.05	5.01	5.98

Russell 1000 Index	4.32	(26.69)	(1.85)	(1.75)

60% Russell 1000 Index/40% Barclays Capital US Aggregate Bond Index	3.75	(14.19)	1.15	1.63

S&P 500 Index	3.16	(26.21)	(2.24)	(2.22)

[7]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Portfolio Composition	Long-Term Investments

Common Stocks	55%
U.S. Government Sponsored Agency Mortgage-Backed	16
U.S. Government Obligations	9
Corporate Bonds	8
Non-U.S. Government Sponsored Agency Mortgage-Backed	7
Asset-Backed Securities	2
Foreign Government Obligations	1
U.S. Government Sponsored Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations	1
Preferred Securities	1

4

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through the issuance of short-term debt, or through other techniques, including entering into reverse repurchase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased returns to the Fund, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.
Derivative Instruments

The Fund may invest in various derivative instruments, including swaps, swaptions, financial futures contracts foreign currency exchange contracts, and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,011.20	$5.24	$1,000	$1,019.59	$5.26

[1]	Expenses are equal to the Fund’s annualized expense ratio of 1.05% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

6

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.8%
Goodrich Corp.	3,800	$189,886
L-3 Communications Holdings, Inc.	2,800	194,264
Lockheed Martin Corp.	2,100	169,365
Northrop Grumman Corp.	1,200	54,816
Raytheon Co.	5,100	226,593

		834,924

Beverages — 0.6%
The Coca-Cola Co.	1,000	47,990
Hansen Natural Corp. (a)	4,600	141,772

		189,762

Biotechnology — 1.7%
Amgen, Inc. (a)	5,800	307,052
Biogen Idec, Inc. (a)	4,400	198,660

		505,712

Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	2,300	339,112

Commercial Banks — 0.2%
Wells Fargo & Co.	2,100	50,946

Communications Equipment — 1.5%
Cisco Systems, Inc. (a)	22,100	411,944
F5 Networks, Inc. (a)	800	27,672

		439,616

Computers & Peripherals — 4.6%
Apple, Inc. (a)	400	56,972
EMC Corp. (a)	18,300	239,730
International Business Machines Corp.	4,500	469,890
Lexmark International, Inc. Class A (a)	7,600	120,460
NetApp, Inc. (a)	5,100	100,572
QLogic Corp. (a)	13,400	169,912
Western Digital Corp. (a)	7,500	198,750

		1,356,286

Diversified Consumer Services — 0.7%
Apollo Group, Inc. Class A (a)	3,100	220,472

Diversified Financial Services — 0.3%
JPMorgan Chase & Co.	2,500	85,275

Diversified Telecommunication Services — 2.5%
AT&T Inc.	6,000	149,040
Qwest Communications International Inc.	50,500	209,575
Verizon Communications, Inc.	12,200	374,906

		733,521

Electronic Equipment, Instruments & Components — 0.7%
Ingram Micro, Inc. Class A (a)	11,000	192,500

Energy Equipment & Services — 2.4%
Diamond Offshore Drilling, Inc.	2,400	199,320
ENSCO International, Inc.	5,000	174,350
Noble Corp.	5,600	169,400
Tidewater, Inc.	4,000	171,480

		714,550

Food & Staples Retailing — 0.1%
Wal-Mart Stores, Inc.	700	33,908

Food Products — 0.7%
Archer-Daniels-Midland Co.	8,200	219,514

Health Care Providers & Services — 8.0%
Aetna, Inc.	8,300	207,915
AmerisourceBergen Corp.	11,000	195,140
Community Health Systems, Inc. (a)	7,600	191,900
Express Scripts, Inc. (a)	1,800	123,750
Humana, Inc. (a)	5,000	161,300
LifePoint Hospitals, Inc. (a)	7,200	189,000
Lincare Holdings, Inc. (a)	7,600	178,752
Medco Health Solutions, Inc. (a)	5,100	232,611
Omnicare, Inc.	7,200	185,472
Quest Diagnostics, Inc.	3,900	220,077
UnitedHealth Group, Inc.	9,400	234,812
WellPoint, Inc. (a)	4,700	239,183

		2,359,912

Hotels, Restaurants & Leisure — 0.7%
Darden Restaurants, Inc.	6,000	197,880

Household Durables — 2.1%
D.R. Horton, Inc.	15,700	146,952
KB Home	10,800	147,744
MDC Holdings, Inc.	5,100	153,561
Toll Brothers, Inc. (a)	9,600	162,912

		611,169

Household Products — 0.4%
The Procter & Gamble Co.	2,400	122,640

IT Services — 3.4%
Accenture Ltd. Class A	7,400	247,604
Affiliated Computer Services, Inc. Class A (a)	3,600	159,912
Computer Sciences Corp. (a)	4,700	208,210
Hewitt Associates, Inc. Class A (a)	6,000	178,680
The Western Union Co.	12,800	209,920

		1,004,326

Industrial Conglomerates — 0.3%
General Electric Co.	7,500	87,900

Insurance — 2.1%
Chubb Corp.	5,200	207,376
The Travelers Cos., Inc.	5,800	238,032
UnumProvident Corp.	11,000	174,460

		619,868

Internet Software & Services — 0.1%
Google, Inc. Class A (a)	50	21,080

Multiline Retail — 2.3%
Big Lots, Inc. (a)	2,400	50,472
Dollar Tree, Inc. (a)	4,500	189,450
Family Dollar Stores, Inc.	6,700	189,610
Kohl’s Corp. (a)	4,400	188,100
Macy’s, Inc.	5,900	69,384

		687,016

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.
GO     General Obligation Bonds
RB      Revenue Bonds

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares		Value

Oil, Gas & Consumable Fuels — 6.0%
Anadarko Petroleum Corp.		4,800	$217,872
Chevron Corp.		6,900	457,125
Exxon Mobil Corp.		7,700	538,307
Marathon Oil Corp.		7,400	222,962
Murphy Oil Corp.		2,900	157,528
Tesoro Corp.		13,300	169,309

			1,763,103

Personal Products — 0.7%
Herbalife Ltd.		6,900	217,626

Pharmaceuticals — 5.4%
Bristol-Myers Squibb Co.		5,100	103,581
Endo Pharmaceuticals Holdings, Inc. (a)		8,600	154,112
Forest Laboratories, Inc. (a)		7,900	198,369
Johnson & Johnson		9,100	516,880
Pfizer, Inc.		26,700	400,500
Schering-Plough Corp.		900	22,608
Watson Pharmaceuticals, Inc. (a)		6,200	208,878

			1,604,928

Professional Services — 0.7%
Manpower, Inc.		4,600	194,764

Semiconductors & Semiconductor Equipment — 0.6%
National Semiconductor Corp.		14,000	175,700

Software — 4.0%
BMC Software, Inc. (a)		5,800	195,982
CA, Inc.		11,000	191,730
Compuware Corp. (a)		26,100	179,046
McAfee, Inc. (a)		5,100	215,169
Microsoft Corp.		8,300	197,291
Oracle Corp.		2,300	49,266
Synopsys, Inc. (a)		8,700	169,737

			1,198,221

Specialty Retail — 5.3%
Advance Auto Parts, Inc.		4,700	195,003
AutoZone, Inc. (a)		1,300	196,443
Foot Locker, Inc.		16,100	168,567
The Gap, Inc.		12,400	203,360
Limited Brands, Inc.		15,500	185,535
Penske Auto Group, Inc.		400	6,656
Ross Stores, Inc.		5,000	193,000
The Sherwin-Williams Co.		3,700	198,875
TJX Cos., Inc.		6,900	217,074

			1,564,513

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.		7,700	206,976
Polo Ralph Lauren Corp.		3,700	198,098

			405,074

Total Common Stocks — 63.4%			18,751,818

Preferred Securities

	Par
Capital Trusts	(000)

Capital Markets — 0.0%
Credit Suisse Guernsey Ltd., 5.86% (b)(c)	USD	5	3,250

Commercial Banks — 0.1%
Barclays Bank Plc, 8.55% (b)(c)(d)	USD	55	36,850

Diversified Financial Services — 0.4%
General Electric Capital Corp., 6.38%, 11/15/67 (b)		50	33,361
JPMorgan Chase & Co., 7.90% (b)(c)		50	43,755
JPMorgan Chase Capital XXV, 6.80%, 10/01/37		45	38,700

			115,816

Insurance — 0.4%
Chubb Corp., 6.38%, 3/29/67 (b)		25	20,000
Lincoln National Corp., 7.00%, 5/17/66 (b)		25	15,750
MetLife, Inc., 6.40%, 12/15/66		45	32,175
Progressive Corp., 6.70%, 6/15/37 (b)		35	24,679
The Travelers Cos., Inc., 6.25%, 3/15/67 (b)		25	20,149

			112,753

Total Preferred Securities — 0.9%			268,669

Fixed Income Securities

Asset-Backed Securities

ACE Securities Corp. Series 2005-ASP1 Class M1, 0.99%, 9/25/35 (b)		100	7,750
American Express Issuance Trust Series 2008-2 Class A, 4.02%, 1/18/11		105	106,591
Capital Auto Receivables Asset Trust Series 2006-1 Class A4, 5.04%, 5/17/10		30	29,659
Countrywide Asset Backed Certificates (b):
Series 2004-5 Class A, 0.76%, 10/25/34		16	8,970
Series 2004-13 Class AF4, 4.58%, 1/25/33		45	32,055
Irwin Home Equity Corp. Series 2005-C Class 1A1, 0.57%, 4/25/30 (b)		10	9,548
Lehman XS Trust Series 2005-5N Class 3A2, 0.67%, 11/25/35 (b)		41	11,115
Morgan Stanley ABS Capital I Series 2005-HE1 Class A2MZ, 0.61%, 12/25/34 (b)		8	4,274
Morgan Stanley Home Equity Loans Series 2007-2 Class A1, 0.41%, 4/25/37 (b)		87	65,335
New Century Home Equity Loan Trust Series 2005-2 Class A2MZ, 0.57%, 6/25/35 (b)		21	10,249
Park Place Securities, Inc. Series 2005-WCH1 (b):
Class A1B, 0.61%, 1/25/35		3	3,243
Class A3D, 0.65%, 1/25/35		6	5,618
Residential Asset Mortgage Products, Inc. Series 2005-RS3 Class AI2, 0.48%, 3/25/35 (b)		6	5,336
SLM Student Loan Trust (b):
Series 2005-4 Class A2, 1.17%, 4/26/21		30	29,445
Series 2008-5 Class A2, 2.19%, 10/25/16		120	117,588

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

Series 2008-5 Class A4, 2.79%, 7/25/23	USD	100	$100,273
Structured Asset Investment Loan Trust (b):
Series 2003-BC6 Class M1, 1.06%, 7/25/33		131	74,390
Series 2003-BC7 Class M1, 1.06%, 7/25/33		112	59,773
Series 2004-8 Class M4, 1.31%, 9/25/34		49	24,141
Structured Asset Securities Corp. Series 2004-23XS Class 2A1, 0.61%, 1/25/35 (b)		31	15,152
USAA Auto Owner Trust Series 2005-3 Class A4, 4.63%, 5/15/12		77	78,716
World Omni Auto Receivables Trust Series 2006-B Class A3, 5.15%, 11/15/10		9	8,945

Total Asset-Backed Securities — 2.7%			808,166

Corporate Bonds

Aerospace & Defense — 0.0%
Honeywell International, Inc., 5.70%, 3/15/36		10	10,235
L-3 Communications Corp. Series B, 6.38%, 10/15/15		2	1,815

			12,050

Air Freight & Logistics — 0.2%
United Parcel Service, Inc.:
3.88%, 4/01/14		50	51,559
6.20%, 1/15/38		5	5,470

			57,029

Airlines — 0.1%
American Airlines, Inc. Series 2003-1, 3.86%, 1/09/12		16	15,109

Building Products — 0.0%
Masco Corp., 7.13%, 8/15/13		10	8,879

Capital Markets — 0.8%
The Bank of New York Mellon Corp., 4.30%, 5/15/14		55	55,887
The Goldman Sachs Group, Inc., 5.25%, 10/15/13		35	35,721
Lehman Brothers Holdings, Inc., 6.75%, 12/28/17 (a)(e)		25	2
Morgan Stanley, 0.79%, 1/09/12 (b)		50	45,070
UBS AG Series DPNT, 5.88%, 12/20/17		100	93,126

			229,806

Chemicals — 0.1%
Huntsman International LLC:
7.88%, 11/15/14		20	15,850
7.38%, 1/01/15		5	3,925
NOVA Chemicals Corp.:
6.50%, 1/15/12		5	4,700
4.54%, 11/15/13 (b)		10	8,275

			32,750

Commercial Banks — 0.7%
Corporacion Andina de Fomento, 6.88%, 3/15/12		50	52,714
Dexia Credit Local, 2.38%, 9/23/11 (d)	USD	40	40,043
Eksportfinans A/S, 5.50%, 5/25/16		25	25,208
Kreditanstalt fuer Wiederaufbau, 3.50%, 3/10/14		100	102,042

			220,007

Consumer Finance — 0.1%
SLM Corp., 5.13%, 8/27/12		25	21,384

Diversified Consumer Services — 0.0%
Leland Stanford Junior University, 4.25%, 5/01/16		15	14,712

Diversified Financial Services — 0.7%
Citigroup Funding, Inc., 2.13%, 7/12/12		50	50,007
General Electric Capital Corp.:
2.13%, 12/21/12		40	39,725
6.15%, 8/07/37		25	20,593
LeasePlan Corp. NV, 3.00%, 5/07/12 (d)		100	100,371

			210,696

Diversified Telecommunication Services — 0.6%
AT&T, Inc., 6.50%, 9/01/37		75	74,389
GTE Corp., 6.84%, 4/15/18		50	52,062
Qwest Communications International, Inc.:
7.50%, 2/15/14		5	4,563
Series B, 7.50%, 2/15/14		5	4,562
Telefonica Emisiones SAU, 4.95%, 1/15/15		25	25,411

			160,987

Electric Utilities — 0.1%
Florida Power & Light Co., 5.95%, 2/01/38		25	26,749
Southern California Edison Co., 5.63%, 2/01/36		6	6,068

			32,817

Food Products — 0.1%
Kraft Foods, Inc., 6.50%, 8/11/17		35	36,863

Hotels, Restaurants & Leisure — 0.1%
American Real Estate Partners LP, 7.13%, 2/15/13		5	4,512
Wendy’s International, Inc., 6.25%, 11/15/11		20	19,250

			23,762

Household Durables — 0.7%
Centex Corp.:
4.55%, 11/01/10		15	14,662
5.13%, 10/01/13		55	49,500
D.R. Horton, Inc.:
6.88%, 5/01/13		30	28,087
6.13%, 1/15/14		40	35,800
5.63%, 9/15/14		10	8,550
KB Home, 6.38%, 8/15/11		25	24,125
Lennar Corp. Series B, 5.60%, 5/31/15		15	11,812
Pulte Homes, Inc., 5.20%, 2/15/15		10	8,350
Ryland Group, Inc., 5.38%, 5/15/12		10	9,400
Toll Brothers Finance Corp., 4.95%, 3/15/14		10	8,984

			199,270

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

IT Services — 0.1%
First Data Corp., 9.88%, 9/24/15	USD	25	$17,750
Sabre Holdings Corp., 6.35%, 3/15/16		40	26,400

			44,150

Independent Power Producers & Energy Traders — 0.1%
TXU Corp., 5.55%, 11/15/14		45	28,414

Insurance — 0.2%
Hartford Life Global Funding Trusts, 0.81%, 6/16/14 (b)		50	31,269
Metropolitan Life Global Funding I, 5.13%, 6/10/14 (d)		25	24,805

			56,074

Internet & Catalog Retail — 0.1%
Expedia, Inc., 7.46%, 8/15/18		30	28,500

Media — 1.0%
Comcast Corp.:
5.85%, 1/15/10		50	50,836
6.45%, 3/15/37		30	29,566
Cox Communications, Inc., 7.13%, 10/01/12		30	32,249
News America, Inc.:
6.40%, 12/15/35		40	35,009
6.75%, 1/09/38		85	86,502
Time Warner Cable, Inc., 5.85%, 5/01/17		20	19,972
Viacom, Inc., 5.75%, 4/30/11		30	30,713

			284,847

Multi-Utilities — 0.1%
Xcel Energy, Inc., 6.50%, 7/01/36		20	19,967

Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 5.35%, 3/15/12		20	18,204
The May Department Stores Co., 5.75%, 7/15/14		5	4,251

			22,455

Oil, Gas & Consumable Fuels — 1.0%
BP Capital Markets Plc, 3.13%, 3/10/12		45	45,905
Chevron Corp., 3.95%, 3/03/14		30	30,887
ConocoPhillips, 4.60%, 1/15/15		50	51,382
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		20	19,600
Kinder Morgan, Inc., 6.50%, 9/01/12		5	4,887
MidAmerican Energy Holdings Co., 5.95%, 5/15/37		25	24,132
Motiva Enterprises LLC, 5.20%, 9/15/12 (d)		60	61,582
Shell International Finance BV, 4.00%, 3/21/14		50	51,341
Tennessee Gas Pipeline Co., 7.00%, 10/15/28		5	4,765

			294,481

Paper & Forest Products — 0.1%
MeadWestvaco Corp., 6.85%, 4/01/12		25	25,639

Pharmaceuticals — 0.8%
Abbott Laboratories, 5.13%, 4/01/19		25	25,741
Eli Lilly & Co.:
3.55%, 3/06/12		20	20,720
7.13%, 6/01/25		5	5,547
GlaxoSmithKline Capital, Inc., 4.85%, 5/15/13	USD	25	26,151
Merck & Co., Inc., 4.00%, 6/30/15		50	50,880
Pfizer, Inc., 5.35%, 3/15/15		70	75,222
Roche Holdings Inc. (d):
2.66%, 2/25/11 (b)		10	10,111
5.00%, 3/01/14		25	26,148
Wyeth, 6.00%, 2/15/36		10	10,607

			251,127

Real Estate Investment Trusts (REITs) — 0.0%
iStar Financial, Inc., 5.65%, 9/15/11		10	5,800

Road & Rail — 0.0%
The Hertz Corp., 8.88%, 1/01/14		5	4,600

Software — 0.1%
Oracle Corp., 5.75%, 4/15/18		20	21,097

Wireless Telecommunication Services — 0.8%
Verizon Wireless Capital LLC (d):
3.75%, 5/20/11		110	112,252
8.50%, 11/15/18		50	59,755
Vodafone Group Plc, 4.15%, 6/10/14		50	49,215

			221,222

Total Corporate Bonds — 8.8%			2,584,494

Foreign Government Obligations

Bundesrepublik Deutschland Series 07, 4.25%, 7/04/39	EUR	50	70,846
Japan Finance Corp., 2.00%, 6/24/11	USD	30	30,054
Mexico Government International Bond, 6.38%, 1/16/13		15	16,200
Societe Financement de l’Economie Francaise Series 144A, 3.38%, 5/05/14 (d)		50	50,214
United Kingdom Gilt:
5.00%, 3/07/12		100	176,156
4.25%, 12/07/49	GBP	20	32,124

Total Foreign Government Obligations — 1.3%			375,594

U.S. Government Sponsored Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates:
4.00%, 7/15/14 (f)	USD	100	100,000
4.50%, 7/15/24-7/15/39 (f)		615	618,183
4.85%, 8/01/38		90	93,510
5.00%, 7/01/22-7/15/39 (f)		840	859,585
5.50%, 7/15/24-7/15/39 (f)		918	950,441
5.57%, 4/01/37		51	53,115
6.00%, 12/01/31-7/15/39 (f)		1,494	1,562,570
6.50%, 7/01/32-8/15/39 (f)		400	425,125
Freddie Mac Mortgage Participation Certificates:
5.00%, 10/01/22-4/01/39 (f)		348	357,278
5.50%, 7/15/24 (f)		100	104,500
6.00%, 6/01/35		70	72,996
7.00%, 12/01/31-7/01/32		27	29,179

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
U.S. Government Sponsored Agency Mortgage-Backed Securities	(000)			Value

Ginnie Mae MBS Certificates (f):
6.00%, 8/21/39	USD	200		$207,438
7.00%, 7/15/39		81		87,067

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 18.6%				5,520,987

U.S. Government Sponsored Agency Mortgage-Backed Securities —
Collateralized Mortgage Obligations

Fannie Mae Trust Series 2006-9 Class DA, 5.50%, 7/25/25		36		36,680
Freddie Mac Multiclass Certificates:
Series 3068 Class VA, 5.50%, 10/15/16		59		61,988
Series 3087 Class VA, 5.50%, 3/15/15		163		171,178
Series 3501 Class SJ, 6.04%, 1/15/39 (g)		1		85
Ginnie Mae Trust (g):
Series 2007-40 Class SN, 6.23%, 7/20/37		5		304
Series 2009-26 Class SC, 5.95%, 1/16/38		105		11,618

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations — 1.0%				281,853

Taxable Municipal Bonds

County/City/Special District/School District — 0.0%
Dallas Area Rapid Transit RB Build America Bonds 6.00%, 12/01/44		10		10,170

State — 0.2%
State of California, GO, Various Purpose 3, 5.45%, 4/01/15		75		73,466

Transportation — 0.1%
Metropolitan Transportation Authority RB Build America Bonds, 7.34%, 11/15/39		25		29,720

Transportation Infrastructure — 0.1%
Port Authority of New York and New Jersey, RB One Hundred Fifty Nine, 6.04%, 12/01/29		15		15,409

Total Taxable Municipal Bonds — 0.4%				128,765

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 3.4%
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 3A1, 5.36%, 8/25/35 (b)		397		266,810
CitiMortgage Alternative Loan Trust Series 2007-A8 Class A1, 6.00%, 10/25/37		88		56,268
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5 Class 2A1, 0.51%, 4/25/46 (b)	USD	17		7,305
Series 2006-0A5 Class 3A1, 0.51%, 4/25/46 (b)		40		16,277
Series 2007-J3 Class A10, 6.00%, 7/25/37		91		59,837
First Horizon Asset Securities, Inc. Series 2005-AR3 Class 3A1, 5.50%, 8/25/35 (b)		28		22,564
Impac Secured Assets CMN Owner Trust Series 2004-3 Class 1A4, 1.11%, 11/25/34 (b)		14		6,920
Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 Class 2A1, 5.73%, 4/25/37 (b)		123		67,405
Structured Asset Securities Corp. (b):
Series 2005-GEL2 Class A, 0.59%, 4/25/35		11		9,129
Series 2005-OPT1 Class A4M, 0.66%, 11/25/35		29		9,797
WaMu Mortgage Pass-Through Certificates (b):
Series 2006-AR18 Class 1A1, 5.30%, 1/25/37		69		40,394
Series 2007-0A4 Class 1A, 2.11%, 5/25/47		22		9,154
Series 2007-0A5 Class 1A, 2.09%, 6/25/47		22		8,969
Wells Fargo Mortgage Backed Securities Trust (b):
Series 2005-AR15 Class 2A1, 5.11%, 9/25/35		200		166,251
Series 2006-AR2 Class 2A5, 5.07%, 3/25/36		200		130,180
Series 2006-AR3 Class A4, 5.71%, 3/25/36		127		87,591
Series 2006-AR12 Class 2A1, 6.10%, 9/25/36		31		21,320
Series 2006-AR17 Class A1, 5.34%, 10/25/36		53		31,745

				1,017,916

Commercial Mortgage-Backed Securities — 4.4%
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3, 5.09%, 7/10/37 (b)		40		37,967
First Union-Lehman Brothers-Bank of America Series 1998-C2 Class B, 6.64%, 11/18/35		—	(h)	374
GE Capital Commercial Mortgage Corp. Series 2001-2 Class A4, 6.29%, 8/11/33		170		169,302
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class AAB, 4.70%, 12/10/41		200		191,901
GS Mortgage Securities Corp. II Series 2006-GG6 Class A2, 5.51%, 4/10/38 (b)		150		145,281
Greenwich Capital Commercial Funding Corp. Series 2004-GG1 Class A4, 4.76%, 6/10/36		170		170,684

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

		Par
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities		(000)		Value

Commercial Mortgage-Backed Securities (concluded)

JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2006-CB15 Class A4, 5.81%, 6/12/43 (b)	USD	250		$196,631
Series 2006-LDP7 Class A4, 6.07%, 4/15/45 (b)		115		97,608
Series 2007-LD1 Class A2, 5.99%, 6/15/49 (b)		50		46,080
Series 2007-LD12 Class A2, 5.83%, 2/15/51		35		31,046
LB-UBS Commercial Mortgage Trust Series 2005-C3 Class A5, 4.74%, 7/15/30		150		128,350
Morgan Stanley Capital I (b):
Series 2006-IQ11 Class A2, 5.69%, 10/15/42		30		28,170
Series 2007-HQ12 Class A2, 5.81%, 4/12/49		26		23,298
Wachovia Bank Commercial Mortgage Trust Series 2005-C21 Class A3, 5.38%, 10/15/44 (b)		40		39,182

				1,305,874

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 7.8%				2,323,790

U.S. Government Obligations

Federal Home Loan Banks, 5.63%, 6/11/21		140		147,028
Federal Home Loan Mortgage Corp., 3.00%, 7/28/14		75		75,152
Freddie Mac:
5.75%, 6/27/16		100		101,797
5.13%, 11/17/17		100		109,753
U.S. Treasury Bonds:
7.25%, 8/15/22		50		65,688
6.25%, 8/15/23		15		18,272
U.S. Treasury Notes:
1.13%, 6/30/11		1,015		1,015,081
1.88%, 6/15/12		265		266,927
2.75%, 6/30/14		665		667,081
4.38%, 2/15/38		20		20,197
4.50%, 5/15/38		15		15,485
3.50%, 2/15/39 (i)		450		389,111

Total U.S. Government Obligations — 9.8%				2,891,572

Total Fixed Income Securities — 50.4%				14,915,221

Total Long-Term Investments (Cost — $34,585,516) — 114.7%				33,935,708

Short-Term Securities		Shares

BlackRock Liquidity Funds, TempFund, 0.45% (j)(k)		203,910		203,910

Total Short-Term Securities (Cost — $203,910) — 0.7%				203,910

Options Purchased		Contracts (l)		Value

Over-the-Counter Call Swaptions
Receive a fixed rate of 5.86% and pay a floating rate based on 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase		— (m	)	$54,297
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker JPMorgan Chase		— (m	)	409
Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Goldman Sachs Group Inc.		— (m	)	747
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker JPMorgan Chase		— (m	)	652
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring December 2009, Broker Morgan Stanley		— (m	)	3,060
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Morgan Stanley Capital Services		1		4,480
Receive a fixed rate of 3.40% and pay a floating rate based on 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG		— (m	)	6,932

				70,577

Over-the-Counter Put Swaptions
Pay a fixed rate of 3.40% and receive a floating rate based 3-month LIBOR, expiring April 2010, Broker Deutsche Bank AG		— (m	)	24,043
Pay a fixed rate of 4.71% and receive a floating rate based on the 3-month LIBOR, expiring November 2013, Broker JPMorgan Chase Bank		— (m	)	8,396
Pay a fixed rate of 5.86% and receive a floating rate based 3-month LIBOR, expiring August 2011, Broker JPMorgan Chase Bank		— (m	)	12,633

				45,072

Total Options Purchased (Cost — $77,731) — 0.4%				115,649

Total Investments Before TBA Sale Commitments and Options Written (Cost — $34,867,157*) — 115.8%				34,255,267

		Par
TBA Sale Commitments (f)		(000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 7/15/24-7/15/39	USD	(335)		(336,486)
5.00%, 7/01/22-7/15/39		(200)		(206,937)
5.50%, 7/15/24-7/15/39		(518)		(535,382)
6.00%, 12/01/31-7/15/39		(1,300)		(1,358,500)
6.50%, 7/01/32-8/15/35		(200)		(213,000)
Freddie Mac Mortgage Participation Certificates, 5.00%, 10/01/22-4/01/39		(200)		(205,063)

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
TBA Sale Commitments (f)	(000)		Value

Ginnie Mae Guaranteed Pass-Through Certificates
7.00%, 7/15/39	USD	(81)	$(87,067)

Total TBA Sale Commitments (Proceeds — $2,934,027) — (9.9)%			(2,942,435)

Options Written	Contracts

Over-the-Counter Call Swaptions
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Deutsche Bank AG	— (l	)(m)	(26,740)
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month LIBOR, expiring December 2010, Broker UBS AG	— (l	)(m)	(22,875)
Pay a fixed rated of 4.87% and receive a floating rate based on 3-month LIBOR, expiring February 2010, Broker Deutsche Bank AG	1 (l	)	(45,779)
Pay a fixed rate of 3.33% and receive a floating rate based on 3-month LIBOR, expiring March 2010, Broker Citibank NA	— (l	)(m)	(8,279)
Pay a fixed rated of 4.16% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker Credit Suisse	— (l	)(m)	(20,178)
Pay a fixed rated of 4.22% and receive a floating rate based on 3-month LIBOR, expiring May 2010, Broker JPMorgan Chase	1 (l	)	(53,394)
Pay a fixed rated of 4.80% and receive a floating rate based on 3-month LIBOR, expiring June 2010, Broker Citibank NA	— (l	)(m)	(16,647)

			(193,892)

Over-the-Counter Call Swaptions
Receive a fixed rate of 3.33% and pay a floating rate based on 3-month LIBOR, expiring March 2010, Broker Citibank NA	— (l	)(m)	(32,353)
Receive a fixed rate of 4.16% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Credit Suisse	— (l	)(m)	(20,126)
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker JPMorgan Chase	1 (l	)	(47,943)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring June 2010, Broker Citibank NA	— (l	)(m)	(6,314)
Receive a fixed rate of 4.87% and pay a floating rate based on 3-month LIBOR expiring February 2010, Deutsche Bank AG	1 (l	)	(10,576)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month LIBOR, expiring May 2010, Broker Deutsche Bank AG	— (l	)(m)	(8,239)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month LIBOR, expiring December 2010, Broker UBS AG	— (l	)(m)	(6,003)

			(131,553)

Exchange-Traded Put Options
30-year US Treasury Bond, expiring August 2009 at USD 110	1		(483)

Total Options Written (Premiums Received — $289,589) — (1.1)%			(325,929)

Total Investments, Net of TBA Sale Commitments and Options Written — 104.8%			30,986,903
Liabilities in Excess of Other Assets — (4.8)%			(1,410,915)

Net Assets — 100.0%			$29,575,988

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$35,164,304

Gross unrealized appreciation	$1,453,697
Gross unrealized depreciation	(2,362,734)

Net unrealized depreciation	$(909,037)

(a)	Non-income producing security.

(b)	Variable rate security. Rate shown is as of report date.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Issuer filed for bankruptcy and/or i s in default of interest payments.

(f)	Represents or includes a to-be-announced transaction. The Fund has committed to purchasing (selling) securities for which all specific information is not available as of report date.

		Unrealized
		Appreciation
Counterparty	Market Value	(Depreciation)

Bank of America NA	$121,467	$414
BNP PARIBAS	$(313,385)	$(2,449)
Citigroup NA	$516,126	$1,742
Credit Suisse International	$6,718	$326
Deutsche Bank AG	$(321,656)	$6,225
Goldman Sachs Bank USA	$102,000	$573
JPMorgan Chase Bank NA	$106,719	$1,937
Morgan Stanley Capital Services, Inc.	$508,844	$7,080

(g)	Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(h)	Amount is less than $1,000.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Schedule of Investments June 30, 2009 (continued)

(i)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(j)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity		Income

BlackRock Liquidity Funds, TempFund	203,910		$677
BlackRock Liquidity Series, LLC Cash Sweep Series	USD	(713,249)	$883

(k)	Represents the current yield as of report date.

(l)	One contract represents a notional amount of $1,000,000.

(m)	Less than $1,000,000.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

13	10-Year US Treasury Bond	September 2009	$1,511,067	$386
3	2-Year US Treasury Bond	September 2009	$648,850	(194)

Total				$192

•	Financial futures contracts sold as of June 30, 2009 were as follows:

			Face	Unrealized
Contracts	Issue	Expiration Date	Value	Depreciation

9	5-Year US Treasury Bond	September 2009	$1,026,144	$(6,325)

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Depreciation

USD 84,444	EUR 62,000	Citibank NA	7/15/09	$(2,537)
USD 251,686	GBP 155,500	Deutche Bank AG	8/26/09	(4,127)

Total				$(6,664)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

					Notional	Unrealized
Fixed		Floating			Amount	Appreciation
Rate		Rate	Counterparty	Expiration	(000)	(Depreciation)

1.65%	[b]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2011	USD700	$(1,819)
4.95%	[a]	3-month LIBOR	Citibank NA	December 2011	USD500	37,441
5.02%	[a]	3-month LIBOR	Deutsche Bank AG	October 2012	USD500	43,142
2.25%	[b]	3-month LIBOR	Deutsche Bank AG	December 2012	USD150	821
2.93%	[a]	3-month LIBOR	Citibank NA	June 2014	USD300	(510)
2.94%	[b]	3-month LIBOR	Citibank NA	June 2014	USD100	$16
3.93%	[b]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	May 2019	USD300	(4,866)
3.80%	[a]	3-month LIBOR	Deutsche Bank AG	June 2019	USD200	967
3.83%	[a]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD100	673
3.92%	[b]	3-month LIBOR	Citibank NA	June 2019	USD100	(1,444)
4.30%	[b]	3-month LIBOR	Citibank NA	June 2019	USD100	(4,709)
4.08%	[b]	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD100	(2,829)
4.39%	[b]	3-month LIBOR	Citibank NA	June 2020	USD100	(1,835)

Total						$65,048

[a]	Pays floating interest rate and receives fixed rate.

[b]	Pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues—buy protection outstanding as of June 30, 2009 were as follows:

				Notional	Unrealized
	Pay			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD15	$(1,131)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD60	1,267
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD60	295
Knight Inc.	1.80%	Credit Suisse International	January 2011	USD20	(262)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD60	(290)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD60	(686)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	USD30	(553)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD 5	327
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD 5	303
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD25	(1,002)
Wendy’s	2.90%	JPMorgan Chase Bank NA	December 2011	USD20	(636)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD 5	(63)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD15	(1,387)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD 5	(529)
MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD25	(168)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD10	(555)

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Schedule of Investments June 30, 2009 (continued)

Credit default swaps (concluded):

				Notional	Unrealized
	Pay			Amount	Appreciation
Issuer	Rate	Counterparty	Expiration	(000)	(Depreciation)

Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD 5	$(24)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD30	(2,328)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD55	371
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD15	(1,601)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD 5	(534)
Expedia, Inc.	5.18%	Goldman Sachs Bank USA	September 2013	USD10	(1,136)
Masco Corp.	5.00%	JPMorgan Chase Bank NA	September 2013	USD10	(97)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD35	(3,907)
Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD20	(2,257)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD10	(364)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD40	311
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank USA	March 2014	USD 5	(1,330)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank NA	March 2014	USD10	(243)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank NA	September 2014	USD10	(1,043)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD 5	363
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD40	(5,290)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD 5	(791)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD10	(3,105)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD10	(2,834)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD 5	(1,113)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD10	(365)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD15	(1,612)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD10	(755)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD 5	(354)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD10	(756)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD20	(6,055)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD20	(6,155)

Total					$(48,074)

•	Currency Abbreviations

EUR	Euro
GBP	British Pound
USD	US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30,
2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

	Assets	Liabilities

Level 1 —
Long-Term Investments:
Common Stocks[1]	$18,751,818	—
Short-Term Securities	203,910	—

Total Level 1	18,955,728	—

Level 2 —
Long-Term Investments[2]	15,176,140	—
TBA Sale Commitments	—	$(2,942,435)

Total Level 2	15,176,140	(2,942,435)

Level 3 —
Long-Term Investments: Asset-Backed Securities	7,750	—

Total Level 3	7,750	—

Total	$34,139,618	$(2,942,435)

1 See above Schedule of Investments for values in each industry.
2 See above Schedule of Investments for values of each security type excluding the security types in Level 1 and Level 3 within the table.

Valuation	Other Financial
Inputs	Instruments[3]

	Assets	Liabilities

Level 1	$386	$(7,002)
Level 2	201,946	(401,433)
Level 3	—	—

Total	$202,332	$(408,435)

3 Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and option contracts.
   Financial futures contracts, swaps and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Investments in	Asset-Backed
Securities	Securities

Balance, as of December 31, 2008	$60,000
Accrued discounts/premiums	—
Realized loss	(29)
Change in unrealized appreciation/depreciation[4]	40,369
Net sales	(7,934)
Net transfers out	(84,656)

Balance, as of June 30, 2009	$7,750

4 Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

See Notes to Financial Statements.

16

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$34,663,247)	$34,051,357
Investments at value—affiliated (cost—$203,910)	203,910
Foreign currency at value (cost—$1,607)	1,672
Unrealized appreciation on swaps	86,297
Investments sold receivable	3,757,243
TBA Sale commitment receivable	2,934,027
Interest receivable	84,449
Swap premiums paid	61,421
Dividends receivable	15,333
Swaps receivable	7,310
Prepaid expenses	1,579

Total assets	41,204,598

Liabilities:
Options written at value (premiums received—$289,589)	325,929
TBA sale commitments at value (proceeds—$2,934,027)	2,942,435
Unrealized depreciation on swaps	69,323
Unrealized depreciation on foreign currency exchange contracts	6,664
Investments purchased payable	8,245,621
Capital shares redeemed payable	18,519
Investment advisory fees payable	13,465
Swaps payable	4,081
Margin variation payable	1,692
Other affiliates payable	148
Officer’s and director’s fees payable	13
Other accrued expenses payable	720

Total liabilities	11,628,610

Net Assets	$29,575,988

Net Assets Consist of:
Paid-in capital	$39,477,498
Undistributed investment income	403,781
Accumulated net realized loss	(9,653,336)
Net unrealized appreciation/depreciation	(651,955)

Net Assets	$29,575,988

Net Asset Value:
Class I—Based on net assets of $29,575,988 and 2,988,154 shares outstanding, 100 million shares outstanding, $0.10 par value	$9.90

See Notes to Financial Statements.

17

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Statement of Operations Period Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$303,521
Foreign taxes withheld	(58)
Income—affiliated	1,560
Dividends	194,657

Total income	499,680

Expenses:
Investment advisory	80,380
Pricing	17,308
Professional	16,553
Custodian	16,507
Officer’s and Directors’	7,471
Accounting services	5,492
Printing	3,223
Transfer agent	2,315
Miscellaneous	4,512

Total expenses excluding interest expense	153,761
Interest expense	110

Total expenses	153,871
Less fees waived by advisor	(92)

Total expenses after fees waived	153,779

Net investment income	345,901

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(1,004,144)
Financial futures contracts and swaps	(154,385)
Options written	36,148
Foreign currency	(1,937)

(1,124,318)

Change in net unrealized appreciation/depreciation on:
Investments	871,116
Financial futures contracts and swaps	(117,008)
Options written	193,342
TBA sale commitments	22,826
Foreign currency	(27,585)

942,691

Total realized and unrealized loss	(181,627)

Net increase in Net Assets Resulting from Operations	$164,274

See Notes to Financial Statements.

18

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Statements of Changes in Net Assets

	Period Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$345,901	$1,066,908
Net realized loss	(1,124,318)	(5,789,580)
Net Change in unrealized appreciation/depreciation	942,691	(9,508,720)

Net increase (decrease) in net assets resulting from operations	164,274	(14,231,392)

Dividends to Shareholders From:
Net investment income	—	(1,000,000)

Decrease in net assets resulting from dividends to shareholders	—	(1,000,000)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(2,779,438)	(9,127,420)

Net Assets:
Total decrease in net assets	(2,615,164)	(24,358,812)
Beginning of period	32,191,152	56,549,964

End of period	$29,575,988	$32,191,152

End of period undistributed net investment income	$403,781	$57,880

See Notes to Financial Statements.

19

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008		2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.79		$14.16		$13.76	$12.21	$11.95	$11.22

Net investment income[1]	0.11		0.29		0.31	0.26	0.21	0.19
Net realized and unrealized gain (loss)	(0.00)	[2]	(4.35)		0.42	1.59	0.28	0.78

Net increase (decrease) from investment operations	0.11		(4.06)		0.73	1.85	0.49	0.97

Dividends from net investment income	—		(0.31)		(0.33)	(0.30)	(0.23)	(0.24)

Net asset value, end of period	$9.90		$9.79		$14.16	$13.76	$12.21	$11.95

Total Investment Return:[3]
Based on net asset value	1.12%	[4]	(28.62)%		5.31%	15.14%	4.13%	8.67%

Ratios to Average Net Assets:
Total Expenses	1.05%	[5]	0.92%		0.75%	0.78%	0.78%	0.72%

Total Expenses after fees waived	1.05%	[5]	0.92%		0.75%	0.78%	0.78%	0.72%

Total Expenses after fees waived and excluding interest expense	1.05%	[5]	0.90%		0.75%	0.78%	0.78%	0.72%

Net investment income	2.37%	[5]	2.37%		2.14%	2.03%	1.78%	1.69%

Supplemental Data:
Net assets, end of period (000)	$29,576		$32,191		$56,550	$66,680	$72,512	$82,904

Portfolio turnover	198%	[6]	344%	[7]	385%	112%	84%	87%

[1]	Based on average shares outstanding.

[2]	Amount is less than ($0.01) per share.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 125%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover rate would have been 260%.

See Notes to Financial Statements.

20

BlackRock Variable Series Funds, Inc.
BlackRock Balanced Capital V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Balanced Capital V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Company’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their prorata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are

21

determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates, which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/ or liquidity of such positions.

Collateralized Mortgage Obligations: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move

22

in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Fund may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

Mortgage Dollar Roll Transactions: The Fund may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. The Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Fund.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing (not treated as purchase and sales) and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Fund. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Fund.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be

23

subject to optional or mandatory redemption provisions.

TBA Commitments: The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, financial futures contracts, options, written options, written swaptions, short sales or foreign currency contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between

24

the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Fund is subject to credit risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying securities (interest rate risk). When the Fund purchases a call option it may increase its exposure to the underlying security and when the Fund purchases a put option it may decrease its exposure to the underlying security. When the Fund writes a call option it may decrease its exposure to the underlying security and when the Fund writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in

25

certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps—The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the fair value of the credit default swap.

•	Interest rate swaps—The Fund may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount of a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net value of cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

•	Swaptions—Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the market risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written swaption could result in the Fund purchasing a interest rate swap at a price different from the current market value. The Fund executes transactions in over-the-counter swaptions. Transactions in certain over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s

26

maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments
as of June 30, 2009*

	Asset Derivatives
	Balance
	Sheet
	Location	Value

Interest rate contracts**	Unrealized appreciation on swaps/Net unrealized appreciation/depreciation/Investments at value—unaffiliated	$199,095

Credit contracts	Unrealized appreciation on swaps	3,237

Total		$202,332

	Liability Derivatives
	Balance
	Sheet
	Location	Value

Interest rate contracts**	Unrealized depreciation on swaps/Net unrealized appreciation/depreciation on futures/Options written— at value	$350,460

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	6,664

Credit contracts	Unrealized depreciation on swaps/Options written— at value	51,311

Total		$408,435

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain (Loss) From
Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Interest rate contracts	$30,359	$(16,628)	$(126,590)	—	$(112,859)

Foreign currency exchange contracts	—	—	—	$(3,657)	(3,657)

Credit contracts	—	—	(11,167)	—	(11,167)

Total	$30,359	$(16,628)	$(137,757)	$(3,657)	$(127,683)

Net Change in Unrealized
Appreciation/Depreciation
on Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Interest rate contracts	$168,736	$(48,539)	$(12,159)	—	$108,038

Foreign currency exchange contracts	—	—	—	$(28,093)	(28,093)

Credit contracts	—	—	(56,310)	—	(56,310)

Total	$168,736	$(48,539)	$(68,469)	$(28,093)	$23,635

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.55% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into separate sub-advisory agreements with BlackRock Investment Management, LLC, (“BIM”) and BlackRock Financial Management, Inc., both affiliates of the Manager, under which the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This

27

amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $265 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments (including paydowns, TBA and mortgage dollar roll transactions and excluding short-term securities and US government securities) for the six months ended June 30, 2009 were $51,224,547 and $57,348,982, respectively.

For the six months ended June 30, 2009, purchases and sales of US government securities were $16,228,235 and $14,668,455, respectively.

For the six months ended June 30, 2009, purchases and sales attributable to mortgage dollar rolls were $24,515,996, and $29,526,230, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

		Premiums
Call Options Written	Contracts†	Received

Outstanding call options written, beginning of period	3	$96,720

Options opened	2	119,920

Options expired	(2)	(35,075)

Options closed	(1)	(37,650)

Outstanding call options written, end of period	2	$143,915

Transactions in put options written for the six months ended June 30, 2009 were as follows:

		Premiums
Put Options Written	Contracts†	Received

Outstanding put options written, beginning of period	2	$95,180

Options opened	7	123,149

Options expired	(6)	(33,535)

Options closed	(2)	(39,120)

Outstanding put options written, end of period	1	$145,674

†	Some contracts include a notional amount of $1 million.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Average Borrowings:

For the six months ended June 30, 2009, the average borrowings of treasury rolls was approximately $443,000 and the daily weighted average interest rate was 0.05%.

7.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2011	$2,219,273

2016	679,294

Total	$2,898,567

28

8.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the financial services sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the financial services sector could affect the value, income and/or liquidity of positions in such securities.

9.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	1,868	$18,246

Shares redeemed	(301,300)	(2,797,684)

Net decrease	(299,432)	$(2,779,438)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	28,716	$374,537

Shares issued to shareholders in reinvestment of dividends	103,093	1,000,000

Total issued	131,809	1,374,537

Shares redeemed	(837,796)	(10,501,957)

Net decrease	(705,987)	$(9,127,420)

10.  Subsequent Events:

The Fund paid an ordinary income dividends on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.042179

Management’s evaluation of the impact of all subsequent events on the Fund financial statements was completed through August 21, 2009, the date the financial statements were issued.

29

BlackRock Basic Value V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed both the benchmark S&P 500 Citigroup Value Index and the broad-market benchmark S&P 500 Index for the six-month period.

What factors influenced performance?

•	Favorable stock selection and an overweight in pharmaceuticals within the health care sector benefited Fund performance for the period, led by shares of Schering-Plough Corp. In the industrials sector, the combination of stock selection and an underweight in industrial conglomerates aided results. The Fund’s underweight in General Electric Co. proved particularly advantageous.

•	Within the information technology (“IT”) sector, the Fund’s semiconductor holdings aided performance in terms of both stock selection and allocation. Standouts included Micron Technology, Inc., LSI Corp. and Analog Devices, Inc. In terms of the sector overall, results generated from allocation decisions more than offset disappointing stock selection.

•	Elsewhere, our decision to hold an overweight position in energy generated positive performance and more than offset disappointing stock selection within this sector. An underweight in financials, most notably in commercial banks and real estate investment trusts, also helped returns, even as stock selection within the sector detracted. In particular, underweights in Wells Fargo & Co. and Citigroup, Inc. proved advantageous. Lastly, the combination of stock selection and allocation decisions within telecommunication services was beneficial.

•	Detracting from Fund performance was the combination of stock selection and allocation decisions within consumer discretionary, most notably underweights in retailers and leisure holdings. The Fund’s position in Time Warner, Inc. and its lack of ownership of Ford Motor Co. were particularly detrimental.

•	In materials, the combination of stock selection and an underweight in the sector did not produce the results we anticipated. Alcoa Inc. was a notable detractor. Stock selection within consumer staples also had a negative impact on returns, particularly food products holdings, such as General Mills, Inc. and Kraft Foods, Inc.

Describe recent portfolio activity.

•	During the six months, we increased the Fund’s exposure to the financials sector by adding to existing holdings and initiating new positions in Morgan Stanley, ACE Ltd. and U.S. Bancorp. New positions in other sectors included Maxim Integrated Products, Inc., Nokia Oyj, Time Warner Cable, Inc., Noble Corp. and Eli Lilly & Co.

•	We reduced the Fund’s exposure to energy, industrials and healthcare by trimming existing holdings and selling General Electric Co. and Johnson & Johnson. Sales from other sectors of the Fund included Microsoft Corp., Fairchild Semiconductor International, Inc. and Corning, Inc.

Describe Fund positioning at period end.

•	At period end, the Fund was overweight relative to the S&P 500 Citigroup Value Index in IT and energy, and underweight in financials, utilities, industrials, consumer discretionary and materials. The Fund was neutral in telecommunications, health care and consumer staples.

•	We expect more volatility for the rest of this year, as negative economic and company headlines continue to frighten investors. We aim to utilize this market volatility to slowly and selectively shift from the lower-risk approach we adopted in 2008 to a more high-risk, cyclical positioning. We believe the economy will eventually recover, and that the equity market should rally in 2009. Our cautious optimism is predicated on: a) an unprecedented amount of fiscal and monetary stimuli on a global basis; b) an exorbitant amount of investor fear, illustrated by the record levels of cash on the sidelines and invested in low-yielding government securities; and, c) valuations near record-low levels on trough earnings. We are cautiously optimistic that the stage is set for a rebound of risk assets in 2009 that will include equities.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to May 25, 2004, the commencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.
[2]	The Fund invests primarily in equities that Fund management believes are undervalued.
[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.
[4]	This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “value” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the value end of the growth-value spectrum.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years

Class I Shares[5]	5.27%	(23.69)%	(2.12)%	1.88%

Class II Shares[5]	5.16	(23.81)	(2.27)	1.72

Class III Shares[5]	5.05	(23.97)	(2.37)	1.61 [6]

S&P 500 Index	3.16	(26.21)	(2.24)	(2.22)

S&P 500 Citigroup Value Index	(1.41)	(28.63)	(2.40)	(1.26)

[5]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[6]	The returns for Class III Shares prior to May 25, 2004, the commencement of operations of Class III Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Investment Criteria	Long-Term Investments

Above-Average Yield	39%
Below-Average Price/Earnings Ratio	27
Low Price-to-Book Value	17
Special Situations	10
Price-to-Cash Flow	7

4

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,052.70	$3.56	$1,000	$1,021.33	$3.51

Class II	$1,000	$1,051.60	$4.32	$1,000	$1,020.58	$4.26

Class III	$1,000	$1,050.50	$4.83	$1,000	$1,020.09	$4.76

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.70% for Class I, 0.85% for Class II and 0.95% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Above-Average Yield — 36.7%

Aerospace & Defense — 1.3%
Honeywell International, Inc.	177,000	$5,557,800

Capital Markets — 1.8%
The Bank of New York Mellon Corp.	258,934	7,589,355

Chemicals — 1.6%
E.I. du Pont de Nemours & Co.	256,800	6,579,216

Commercial Banks — 0.6%
U.S. Bancorp	137,200	2,458,624

Communications Equipment — 0.9%
Nokia Oyj (a)	243,900	3,556,062

Diversified Financial Services — 3.6%
JPMorgan Chase & Co.	441,276	15,051,925

Diversified Telecommunication Services — 3.9%
AT&T Inc.	273,995	6,806,036
Verizon Communications, Inc.	307,100	9,437,183

		16,243,219

Electric Utilities — 1.4%
The Southern Co.	188,400	5,870,544

Food Products — 2.9%
General Mills, Inc.	216,900	12,150,738

Household Products — 0.7%
Clorox Co.	49,200	2,746,836

Industrial Conglomerates — 1.2%
Tyco International Ltd.	197,300	5,125,854

Multi-Utilities — 1.3%
Dominion Resources, Inc.	160,500	5,363,910

Oil, Gas & Consumable Fuels — 5.4%
Chevron Corp.	111,900	7,413,375
Exxon Mobil Corp.	214,600	15,002,686

		22,416,061

Pharmaceuticals — 7.6%
Bristol-Myers Squibb Co.	782,700	15,896,637
Pfizer, Inc.	429,900	6,448,500
Wyeth	207,300	9,409,347

		31,754,484

Semiconductors & Semiconductor Equipment — 2.5%
Analog Devices, Inc.	218,700	5,419,386
Maxim Integrated Products, Inc.	321,000	5,036,490

		10,455,876

Total Above-Average Yield		152,920,504

Below-Average Price/Earnings Ratio — 25.5%

Aerospace & Defense — 0.8%
Northrop Grumman Corp.	73,400	3,352,912

Capital Markets — 1.5%
Morgan Stanley	215,200	6,135,352

Computers & Peripherals — 3.2%
Hewlett-Packard Co.	345,731	13,362,503

Diversified Financial Services — 1.4%
Bank of America Corp.	429,300	5,666,760

Energy Equipment & Services — 0.2%
Noble Corp.	31,900	964,975

Food Products — 5.4%
Kraft Foods, Inc.	444,933	11,274,602
Unilever NV (a)	472,700	11,429,886

		22,704,488

Insurance — 6.7%
ACE Ltd.	58,700	2,596,301
MetLife, Inc.	186,000	5,581,860
Prudential Financial, Inc.	70,300	2,616,566
The Travelers Cos., Inc.	412,008	16,908,809

		27,703,536

Media — 2.6%
CBS Corp. Class B	112,800	780,576
Viacom, Inc. Class B (b)	450,500	10,226,350

		11,006,926

Metals & Mining — 0.4%
Nucor Corp.	38,600	1,714,998

Office Electronics — 2.5%
Xerox Corp.	1,588,200	10,291,536

Pharmaceuticals — 0.8%
Eli Lilly & Co.	97,500	3,377,400

Total Below-Average Price/Earnings Ratio		106,281,386

Low Price-to-Book Value — 16.6%

Aerospace & Defense — 1.7%
Raytheon Co.	163,200	7,250,976

Commercial Banks — 0.5%
Wells Fargo & Co.	83,100	2,016,006

Energy Equipment & Services — 2.4%
Halliburton Co.	493,400	10,213,380

Household Products — 2.5%
Kimberly-Clark Corp.	198,400	10,402,112

Insurance — 0.1%
Hartford Financial Services Group, Inc.	49,300	585,191

Machinery — 0.7%
Deere & Co.	75,000	2,996,250

Media — 1.6%
Walt Disney Co.	286,500	6,684,045

Metals & Mining — 0.5%
United States Steel Corp.	54,700	1,954,978

Oil, Gas & Consumable Fuels — 1.5%
Anadarko Petroleum Corp.	135,500	6,150,345

Semiconductors & Semiconductor Equipment — 5.1%
LSI Corp. (b)	3,169,100	14,451,096
Micron Technology, Inc. (b)	1,309,900	6,628,094

		21,079,190

Total Low Price-to-Book Value		69,332,473

Price-to-Cash Flow — 6.6%

Diversified Telecommunication Services — 3.1%
Qwest Communications International, Inc. (c)	3,046,100	12,641,315

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund

Schedule of Investments June 30, 2009 (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Price-to-Cash Flow (concluded)

Media — 2.7%
Time Warner Cable, Inc.	80,973	$2,564,415
Time Warner, Inc.	345,933	8,714,052

		11,278,467

Oil, Gas & Consumable Fuels — 0.8%
Peabody Energy Corp.	112,300	3,386,968

Total Price-to-Cash Flow		27,306,750

Special Situations — 9.7%

Computers & Peripherals — 2.1%
International Business Machines Corp.	82,310	8,594,810

Energy Equipment & Services — 0.9%
BJ Services Co.	274,800	3,745,524

Health Care Equipment & Supplies — 2.1%
Baxter International, Inc.	45,600	2,414,976
Covidien Plc	164,200	6,147,648

		8,562,624

Pharmaceuticals — 3.1%
Schering-Plough Corp.	517,000	12,987,040

Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	390,900	6,469,395

Total Special Situations		40,359,393

Total Long-Term Investments (Cost—$448,675,372) — 95.1%		396,200,506

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	5,936,462	$5,936,462

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.80% (d)(e)(f)	$9,338	9,337,500

Total Short-Term Securities (Cost—$15,273,962) — 3.7%		15,273,962

Total Investments (Cost—$463,949,334*) — 98.8%		411,474,468

Other Assets Less Liabilities — 1.2%		5,020,718

Net Assets — 100.0%		$416,495,186

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$479,628,256

Gross unrealized appreciation	$14,236,600
Gross unrealized depreciation	(82,390,388)

Net unrealized depreciation	$(68,153,788)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	5,936,462	$5,156
BlackRock Liquidity Series, LLC Cash Sweep Series	$(3,200,930)	$5,539
BlackRock Liquidity Series, LLC Money Market Series	$(2,103,000)	$41,737

(e)	Represents the current yield as of report date.

(f)	Security was purchased with cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$396,200,506
Short-Term Securities	5,936,462

Total Level 1	402,136,968
Level 2—Short-Term Securities	9,337,500
Level 3	—

Total	$411,474,468

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $8,611,250) (cost—$448,675,372)	$396,200,506
Investments at value—affiliated (cost—$15,273,962)	15,273,962
Investments sold receivable	1,252,610
Capital shares sold receivable	13,256,618
Dividends receivable	517,296
Securities lending income receivable—affiliated	8,587
Prepaid expenses	23,763

Total assets	426,533,342

Liabilities:
Collateral at value—securities loaned	9,337,500
Investments purchased payable	390,406
Investments advisory payable	201,323
Capital shares redeemed payable	41,923
Distribution fees payable	4,652
Officer’s and Directors’ fees payable	163
Other affiliates payable	1,860
Other liabilities	206
Other accrued expenses payable	60,123

Total liabilities	10,038,156

Net Assets	$416,495,186

Net Assets Consist of:
Paid-in capital	$600,911,275
Undistributed net investment income	5,202,122
Accumulated net realized loss	(137,143,345)
Net unrealized appreciation/depreciation	(52,474,866)

Net Assets	$416,495,186

Net Asset Value:
Class I—Based on net assets of $390,519,487 and 44,445,542 shares outstanding, 300 million shares authorized, $0.10 par value	$8.79

Class II—Based on net assets of $8,679,028 and 990,916 shares outstanding, 100 million shares authorized, $0.10 par value	$8.76

Class III—Based on net assets of $17,296,671 and 1,978,063 shares outstanding, 100 million shares authorized, $0.10 par value	$8.74

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Statement of Operations for the Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$5,855,987
Foreign tax withheld	(69,326)
Securities lending—affiliated	41,737
Income—affiliated	10,695

Total income	5,839,093

Expenses:
Investment advisory	1,140,261
Accounting services	72,890
Printing	43,086
Professional	34,319
Distribution—Class II	6,269
Distribution—Class III	19,089
Custodian	14,737
Officer and Directors	14,172
Transfer agent—Class I	2,394
Transfer agent—Class II	56
Transfer agent—Class III	102
Miscellaneous	14,221

Total expenses	1,361,596
Less fees waived by advisor	(655)

Total expenses after fees waived	1,360,941

Net investment income	4,478,152

Realized and Unrealized Gain (Loss)
Net realized loss from investments	(60,399,067)
Net change in unrealized appreciation/depreciation on investments	73,644,134

Total realized and unrealized gain	13,245,067

Net Increase in Net Assets Resulting from Operations	$17,723,219

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$4,478,152	$13,721,179
Net realized loss	(60,399,067)	(69,459,678)
Net change in unrealized appreciation/depreciation	73,644,134	(239,311,945)

Net increase (decrease) in net assets resulting from operations	17,723,219	(295,050,444)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(12,273,492)
Class II	—	(271,432)
Class III	—	(455,101)
Net realized gain:
Class I	—	(5,747,071)
Class II	—	(137,259)
Class III	—	(235,848)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(19,120,203)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(17,505,791)	(123,864,439)

Net Assets:
Total increase (decrease) in net assets	217,428	(438,035,086)
Beginning of period	416,277,758	854,312,844

End of period	$416,495,186	$416,277,758

End of period undistributed net investment income	$5,202,122	$723,970

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.35		$13.86	$15.91	$14.77	$15.70	$14.31

Net investment income[1]	0.09		0.24	0.23	0.24	0.19	0.16
Net realized and unrealized gain (loss)	0.35		(5.34)	0.07	2.97	0.27	1.42

Net increase (decrease) from investment operations	0.44		(5.10)	0.30	3.21	0.46	1.58

Dividends and distributions from:
Net investment income	—		(0.28)	(0.25)	(0.27)	(0.22)	(0.17)
Net realized gain	—		(0.13)	(2.10)	(1.80)	(1.17)	(0.02)

Total dividends and distributions	—		(0.41)	(2.35)	(2.07)	(1.39)	(0.19)

Net asset value, end of period	$8.79		$8.35	$13.86	$15.91	$14.77	$15.70

Total Investment Return:[2]
Based on net asset value	5.27%	[3]	(36.77)%	1.82%	21.86%	2.94%	11.07%

Ratios to Average Net Assets:
Total expenses	0.70%	[4]	0.68%	0.67%	0.67%	0.67%	0.66%

Total expenses after fees waived	0.70%	[4]	0.68%	0.67%	0.67%	0.67%	0.66%

Net investment income	2.37%	[4]	2.08%	1.37%	1.53%	1.23%	1.09%

Supplemental Data:
Net assets, end of period (000)	$390,519		$391,301	$810,621	$969,759	$1,024,308	$1,306,051

Portfolio turnover	18%		49%	37%	25%	37%	47%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.33		$13.81	$15.86	$14.73	$15.66	$14.27

Net investment income[1]	0.09		0.22	0.20	0.22	0.16	0.14
Net realized and unrealized gain (loss)	0.34		(5.32)	0.07	2.96	0.27	1.42

Net increase (decrease) from investment operations	0.43		(5.10)	0.27	3.18	0.43	1.56

Dividends and distributions:
Net investment income	—		(0.25)	(0.22)	(0.25)	(0.19)	(0.15)
Net realized gain	—		(0.13)	(2.10)	(1.80)	(1.17)	(0.02)

Total dividends and distributions	—		(0.38)	(2.32)	(2.05)	(1.36)	(0.17)

Net asset value, end of period	$8.76		$8.33	$13.81	$15.86	$14.73	$15.66

Total Investment Return:[2]
Based on net asset value	5.16%	[3]	(36.83)%	1.64%	21.67%	2.78%	10.94%

Ratios to Average Net Assets:
Total expenses	0.85%	[4]	0.83%	0.82%	0.82%	0.82%	0.81%

Total expenses after fees waived	0.85%	[4]	0.83%	0.82%	0.82%	0.82%	0.81%

Net investment income	2.22%	[4]	1.92%	1.22%	1.38%	1.08%	0.94%

Supplemental Data:
Net assets, end of period (000)	$8,679		$9,192	$20,427	$28,254	$30,552	$36,886

Portfolio turnover	18%		49%	37%	25%	37%	47%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Financial Highlights (concluded)

	Class III
	Six Months Ended						Period
	June 30, 2009		Year Ended December 31,				May 25, 2004[1] to
	(Unaudited)		2008	2007	2006	2005	December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.32		$13.80	$15.86	$14.74	$15.69	$14.29

Net investment income[2]	0.08		0.21	0.18	0.20	0.15	0.08
Net realized and unrealized gain (loss)	0.34		(5.30)	0.08	2.97	0.26	1.50

Net increase (decrease) from investment operations	0.42		(5.09)	0.26	3.17	0.41	1.58

Dividends and distributions:
Net investment income	—		(0.26)	(0.22)	(0.25)	(0.19)	(0.16)
Net realized gain	—		(0.13)	(2.10)	(1.80)	(1.17)	(0.02)

Total dividends and distributions	—		(0.39)	(2.32)	(2.05)	(1.36)	(0.18)

Net asset value, end of period	$8.74		$8.32	$13.80	$15.86	$14.74	$15.69

Total Investment Return:[3]
Based on net asset value	5.05%	[4]	(36.91)%	1.53%	21.59%	2.62%	11.08%	[4]

Ratios to Average Net Assets:
Total expenses	0.95%	[5]	0.93%	0.92%	0.92%	0.92%	0.92%	[5]

Total expenses after fees waived	0.95%	[5]	0.93%	0.92%	0.92%	0.92%	0.92%	[5]

Net investment income	2.12%	[5]	1.87%	1.12%	1.30%	0.98%	0.89%	[5]

Supplemental Data:
Net assets, end of period (000)	$17,297		$15,784	$23,265	$17,042	$6,211	$2,730

Portfolio turnover	18%		49%	37%	25%	37%	47%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Basic Value V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

14

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.60% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II and Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net

15

assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $3,458 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.15% and 0.25% based upon the average daily net assets of Class II and Class III, respectively.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $10,005 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009, were $69,357,381 and $93,678,517, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $29,000,868 available to offset future realized capital gains, which expires December 31, 2016.

6.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of

16

securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	1,810,584	$15,679,202

Shares redeemed	(4,233,481)	(32,977,612)

Net decrease	(2,422,897)	$(17,298,410)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	3,073,747	$36,763,879

Shares issued to shareholders in reinvestment of dividends and distributions	2,189,619	18,020,563

Total issued	5,263,366	54,784,442

Shares redeemed	(16,885,742)	(176,535,378)

Net decrease	(11,622,376)	$(121,750,936)

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	5,083	$38,685

Shares redeemed	(117,827)	(925,902)

Net decrease	(112,744)	$(887,217)

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	20,430	$203,668

Shares issued to shareholders in reinvestment of dividends and distributions	49,780	408,691

Total issued	70,210	612,359

Shares redeemed	(445,219)	(5,179,074)

Net decrease	(375,009)	$(4,566,715)

Class III Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	327,850	$2,617,868

Shares redeemed	(247,123)	(1,938,032)

Net increase	80,727	$679,836

Class III Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	692,660	$8,237,326

Shares issued to shareholders in reinvestment of dividends and distributions	84,262	690,949

Total issued	776,922	8,928,275

Shares redeemed	(565,197)	(6,475,063)

Net increase	211,725	$2,453,212

8.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.015332

Class II	$0.015332

Class III	$0.015332

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

17

BlackRock Fundamental Growth V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed its benchmark, the Russell 1000 Growth Index, for the six-month period, as negative stock selection in the health care and financials sectors offset the Fund’s excellent results in the information technology (“IT”) sector. The Fund outperformed the broad-market S&P 500 Index and its former benchmark, the S&P 500 Citigroup Growth Index, for the same six-month period.

What factors influenced performance?

•	Stock selection in health care proved to be the biggest detractor from performance relative to the Russell 1000 Growth Index, offsetting the strength in technology and materials. The Fund’s investments in biotechnology, which performed very well during the challenging 2008, declined during the period. In addition, a major index holding that we did not own, Schering-Plough Corp., surged on its announced acquisition by Merck & Co., Inc. Investments in financials also negatively affected returns, with positions in Travelers Cos., Inc. and Wells Fargo & Co. both declining during the Fund’s holding period. Both stocks were sold from the Fund.

•	On the positive side, the Fund’s large investment in IT rose more than 30% during the period, generating strong absolute and relative returns. The Fund’s investment in the semiconductor industry delivered the greatest benefit. Significant positions in Apple, Inc. and QUALCOMM, Inc. also contributed strongly. In the materials sector, stock selection boosted relative returns, thanks to the Fund’s investment in Freeport-McMoRan Copper & Gold, Inc., which rose in tandem with copper prices on the perceived rebound in global economic activity and with news of China’s continued expansion.

Describe recent portfolio activity.

•	During the six-month period, we significantly increased the Fund’s allocation to technology and we reduced its weightings in health care and consumer staples. In technology, we added to the Fund’s investments in Apple, Inc. and Microsoft Corp., and added a few new stocks. Major sales in health care and consumer staples included Johnson & Johnson, Genzyme Corp. and CVS Caremark Corp.

Describe Fund positioning at period end.

•	At period end, the Fund’s largest overweights relative to the Russell 1000 Growth Index were in energy and telecommunications. The Fund’s most substantial underweight was in the consumer staples sector. Notably, consumer staples recently experienced a large increase within the Russell 1000 Growth Index as a result of the annual index reconstitution at period-end, which amplified the Fund’s existing underweight in the sector.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests primarily in equity securities with a particular emphasis on companies that have exhibited above-average rates of growth earnings over the long term.

[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with a greater-than-average growth orientation. The Fund now uses this index as its benchmark rather than the S&P 500 Citigroup Growth Index because it better reflects the Fund’s investment strategies.

[5]	This unmanaged Index is designed to provide a comprehensive measure of large-cap U.S. equity “growth” performance. It is an unmanaged float adjusted market capitalization weighted index comprised of stocks representing approximately half the market capitalization of the S&P 500 Index that have been identified as being on the growth end of the growth value spectrum.

[6]	Commencement of operations.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Year	Since Inception[8]

Class I Shares[7]	9.23%	(26.11)%	(1.45)%	(4.20)%

S&P 500 Index	3.16	(26.21)	(2.24)	(3.47)

Russell 1000 Growth Index	11.53	(24.50)	(1.83)	(6.96)

S&P 500 Citigroup Growth Index	7.52	(23.88)	(2.24)	(6.38)

[7]	Average annual and cumulative total investment returns are based on changes in net asset value for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[8]	Commencement of operations for Class I Shares is April 3, 2000.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Information Technology	33%
Health Care	17
Consumer Staples	12
Industrials	11
Consumer Discretionary	10
Energy	7
Financials	5
Materials	3
Telecommunications Services	2

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,092.30	$4.10	$1,000	$1,020.88	$3.96

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.79% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 1.8%
General Dynamics Corp.	25,600	$1,417,984
Honeywell International, Inc.	48,200	1,513,480

		2,931,464

Air Freight & Logistics — 1.5%
C.H. Robinson Worldwide, Inc.	25,700	1,340,255
United Parcel Service, Inc. Class B	21,500	1,074,785

		2,415,040

Airlines — 1.0%
Delta Air Lines, Inc. (a)	282,900	1,637,991

Beverages — 3.6%
The Coca-Cola Co.	89,400	4,290,306
PepsiCo, Inc.	29,800	1,637,808

		5,928,114

Biotechnology — 4.8%
Amgen, Inc. (a)	67,900	3,594,626
Celgene Corp. (a)	35,400	1,693,536
Gilead Sciences, Inc. (a)	56,600	2,651,144

		7,939,306

Capital Markets — 1.3%
The Goldman Sachs Group, Inc.	14,900	2,196,856

Chemicals — 0.8%
Ecolab, Inc.	34,900	1,360,751

Communications Equipment — 5.9%
Cisco Systems, Inc. (a)	197,200	3,675,808
QUALCOMM, Inc.	131,900	5,961,880

		9,637,688

Computers & Peripherals — 8.3%
Apple, Inc. (a)	53,500	7,620,005
Dell, Inc. (a)	92,100	1,264,533
Hewlett-Packard Co.	46,500	1,797,225
International Business Machines Corp.	29,000	3,028,180

		13,709,943

Diversified Financial Services — 2.4%
CME Group, Inc.	7,500	2,333,325
JPMorgan Chase & Co.	45,300	1,545,183

		3,878,508

Energy Equipment & Services — 2.1%
Schlumberger Ltd.	27,700	1,498,847
Transocean Ltd. (a)	25,985	1,930,426

		3,429,273

Food & Staples Retailing — 2.4%
Wal-Mart Stores, Inc.	81,300	3,938,172

Health Care Equipment & Supplies — 2.5%
Boston Scientific Corp. (a)	316,500	3,209,310
Zimmer Holdings, Inc. (a)	19,900	847,740

		4,057,050

Health Care Providers & Services — 4.5%
Medco Health Solutions, Inc. (a)	54,100	2,467,501
UnitedHealth Group, Inc.	106,800	2,667,864
WellPoint, Inc. (a)	45,600	2,320,584

		7,455,949

Health Care Technology — 0.5%
Cerner Corp. (a)	14,600	909,434

Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	56,100	3,225,189

Household Products — 2.9%
Clorox Co.	31,800	1,775,394
The Procter & Gamble Co.	60,100	3,071,110

		4,846,504

Industrial Conglomerates — 2.0%
3M Co.	54,600	3,281,460

Insurance — 1.0%
MetLife, Inc.	53,200	1,596,532

Internet & Catalog Retail — 1.7%
Amazon.com, Inc. (a)	33,500	2,802,610

Internet Software & Services — 4.1%
Baidu.com, Inc. (a)(b)	3,500	1,053,815
Google, Inc. Class A (a)	13,400	5,649,306

		6,703,121

Machinery — 4.1%
Cummins, Inc.	69,400	2,443,574
Danaher Corp.	68,500	4,229,190

		6,672,764

Media — 0.5%
CBS Corp. Class B	114,600	793,032

Metals & Mining — 2.6%
Agnico-Eagle Mines Ltd.	28,900	1,516,672
Freeport-McMoRan Copper & Gold, Inc. Class B	28,500	1,428,135
United States Steel Corp.	38,200	1,365,268

		4,310,075

Multiline Retail — 3.0%
J.C. Penney Co., Inc.	50,000	1,435,500
Kohl’s Corp. (a)	81,400	3,479,850

		4,915,350

Oil, Gas & Consumable Fuels — 4.4%
Exxon Mobil Corp.	28,100	1,964,471
PetroHawk Energy Corp. (a)	107,100	2,388,330
Petroleo Brasileiro SA (b)	45,100	1,848,198
Range Resources Corp.	25,800	1,068,378

		7,269,377

Personal Products — 1.4%
Avon Products, Inc.	86,100	2,219,658

Pharmaceuticals — 4.8%
Abbott Laboratories	74,100	3,485,664
Pfizer, Inc.	131,400	1,971,000
Teva Pharmaceutical Industries Ltd. (b)	49,100	2,422,594

		7,879,258

Professional Services — 0.4%
Manpower, Inc.	15,200	643,568

Semiconductors & Semiconductor Equipment — 5.1%
Broadcom Corp. Class A (a)	98,500	2,441,815
Lam Research Corp. (a)	67,400	1,752,400
Micron Technology, Inc. (a)	193,100	977,086
Nvidia Corp. (a)	117,100	1,322,059
PMC-Sierra, Inc. (a)	245,800	1,956,568

		8,449,928

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund

Schedule of Investments June 30, 2009 (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Software — 9.7%
Activision Blizzard, Inc. (a)	210,700	$2,661,141
Check Point Software Technologies Ltd. (a)	73,400	1,722,698
Microsoft Corp.	276,300	6,567,651
Oracle Corp.	141,700	3,035,214
Salesforce.com, Inc. (a)	49,900	1,904,683

		15,891,387

Specialty Retail — 2.9%
CarMax, Inc. (a)(b)	107,200	1,575,840
Home Depot, Inc.	68,400	1,616,292
Ross Stores, Inc.	40,200	1,551,720

		4,743,852

Tobacco — 1.5%
Philip Morris International, Inc.	56,800	2,477,616

Wireless Telecommunication Services — 2.4%
American Tower Corp. Class A (a)	98,000	3,089,940
MetroPCS Communications, Inc. (a)	63,700	847,847

		3,937,787

Total Long-Term Investments (Cost—$154,869,396) — 99.9%		164,084,607

Short-Term Securities	Shares	Value

BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	402,812	$402,812

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(e)(f)	$975	975,000

Total Short-Term Securities (Cost—$1,377,812) — 0.8%		1,377,812

Total Investments (Cost—$156,247,208*) — 100.7%		165,462,419
Liabilities in Excess of Other Assets — (0.7)%		(1,133,783)

Net Assets — 100.0%		$164,328,636

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$159,364,663

Gross unrealized appreciation	$12,131,857
Gross unrealized depreciation	(6,034,101)

Net unrealized appreciation	$6,097,756

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	402,812	$9,014
BlackRock Liquidity Series, LLC Cash Sweep Series	$(658,689)	$1,685
BlackRock Liquidity Series, LLC Money Market Series	$975,000	$1,452

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$164,084,607
Short-Term Securities	402,812

Total Level 1	164,487,419
Level 2—Short-Term Securities	975,000
Level 3	—

Total	$165,462,419

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Statement of Assets and Liabilities as of June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $955,500) (cost—$154,869,396)	$164,084,607
Investments at value—affiliated (cost—$1,377,812)	1,377,812
Investments sold receivable	6,630,698
Dividends receivable	126,589
Prepaid expenses	3,470
Securities lending income receivable—affiliated	673

Total assets	172,223,849

Liabilities:
Collateral at value—securities loaned	975,000
Capital shares redeemed payable	6,114,619
Investments purchased payable	712,172
Investment advisory fees payable	91,764
Other affiliates payable	1,266
Officer’s and Directors’ payable	39
Other accrued expenses payable	353

Total liabilities	7,895,213

Net Assets	$164,328,636

Net Assets Consist of:
Paid-in capital	$196,222,263
Undistributed net investment income	334,254
Accumulated net realized loss	(41,444,134)
Net unrealized appreciation/depreciation	9,216,253

Net Assets	$164,328,636

Net Asset Value:
Class I—Based on net assets of $164,328,636 and 28,311,064 shares outstanding	$5.80

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$770,620
Foreign tax withheld	(2,928)
Income—affiliated	10,699
Securities lending—affiliated	1,452

Total income	779,843

Expenses:
Investment advisory	373,088
Professional	22,100
Accounting services	21,006
Custodian	11,849
Printing	10,990
Officer and Directors	6,842
Transfer agent—Class I	2,224
Registration	1,021
Miscellaneous	5,946

Total expenses	455,066
Less fees waived by advisor	(1,053)

Total expenses after fees waived	454,013

Net investment income	325,830

Realized and Unrealized Gain (Loss):
Net realized loss from investments	(6,365,075)
Net change in unrealized appreciation/depreciation on:
Investments	18,848,163
Foreign currency	(184)

18,847,979

Total realized and unrealized gain	12,482,904

Net Increase in Net Assets Resulting from Operations	$12,808,734

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$325,830	$565,253
Net realized loss	(6,365,075)	(34,601,744)
Net change in unrealized appreciation/depreciation	18,847,979	(28,116,971)

Net increase (decrease) in net assets resulting from operations	12,808,734	(62,153,462)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(579,997)
Net realized gain:
Class I	—	(122,686)

Net decrease in net assets resulting from dividends and distributions to shareholders	—	(702,683)

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions	59,583,816	(4,495,609)

Net Assets:
Total increase (decrease) in net assets	72,392,550	(67,351,754)
Beginning of period	91,936,086	159,287,840

End of period	$164,328,636	$91,936,086

End of period undistributed net investment income	$334,254	$8,424

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$5.31		$8.75	$8.22	$7.91	$7.40	$6.98

Net investment income[1]	0.01		0.03	0.02	0.05	0.04	0.05
Net realized and unrealized gain (loss)	0.48		(3.43)	1.56	0.31	0.51	0.42

Net increase (decrease) from investment operations	0.49		(3.40)	1.58	0.36	0.55	0.47

Dividends and distributions from:
Net investment income	—		(0.03)	(0.04)	(0.05)	(0.04)	(0.05)
Net realized gain	—		(0.01)	(1.01)	—	—	—

Total dividends and distributions	—		(0.04)	(1.05)	(0.05)	(0.04)	(0.05)

Net asset value, end of period	$5.80		$5.31	$8.75	$8.22	$7.91	$7.40

Total Investment Return:[2]
Based on net asset value	9.23%	[3]	(38.84)%	19.08%	4.54%	7.49%	6.80%

Ratios to Average Net Assets:
Total expenses	0.79%	[4]	0.77%	0.79%	0.75%	0.76%	0.74%

Total expenses after fees waived	0.79%	[4]	0.77%	0.79%	0.75%	0.76%	0.74%

Net investment income	0.57%	[4]	0.40%	0.29%	0.58%	0.56%	0.75%

Supplemental Data:
Net assets, end of period (000)	$164,329		$91,936	$159,288	$114,681	$178,692	$199,342

Portfolio turnover	59%		141%	102%	69%	82%	78%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Fundamental Growth V.I. Fund
Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Fundamental Growth V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are

12

subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate subadvisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation

13

costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $706 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it to, among other things, pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six-months ended June 30, 2009, BIM received $385 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $125,117,348 and $65,229,261, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $3,900,003 available to offset future realized capital gains which expires December 31, 2016.

6.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with

14

which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the information technology sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the information technology sector would have a greater impact on the Fund, and could affect the value, income and/or liquidity of positions in such securities.

7.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	13,691,015	$74,361,186

Shares redeemed	(2,702,615)	(14,777,370)

Net increase	10,988,400	$59,583,816

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	4,363,393	$33,675,258

Shares issued to shareholders in reinvestment of dividends and distributions	133,844	702,683

Total issued	4,497,237	34,377,941

Shares redeemed	(5,385,314)	(38,873,550)

Net decrease	(888,077)	$(4,495,609)

8.  Subsequent Events:

The Fund paid an ordinary income dividend of $0.000299 on July 24, 2009 to shareholders of record on July 22, 2009.

Management’s evaluation of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the Financial Statements were issued.

15

BlackRock Global Allocation V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed its Reference Portfolio, but underperformed the Financial Times Stock Exchange (FTSE) World Index for the six-month period. The Fund invests in both equities and bonds; therefore, the Reference Portfolio provides a truer representation of the Fund’s composition and a more comparable means for measurement.

What factors influenced performance?

•	The Fund’s outperformance versus its Reference Portfolio was attributable to its overweight in Brazil, China, India, Russia, Hong Kong and Singapore, along with an underweight and stock selection in the United States. From a sector perspective, stock selection in energy and industrials, an underweight and stock selection in utilities and an underweight in consumer staples were all beneficial to Fund returns. Additionally, the Fund’s investments in US Treasury Inflation Protected Securities (“TIPS”) and convertible bonds were additive to performance.

•	Detracting moderately from the Fund’s relative performance were stock selection in Canada, France, South Korea and Taiwan, an underweight and stock selection in both the United Kingdom and Australia, and an overweight and stock selection in Japan. From a sector perspective, an underweight and stock selection in consumer discretionary, financials and information technology (“IT”), an overweight in telecommunication services and health care and stock selection in materials detracted from overall Fund performance.

•	The Fund’s cash equivalents contributed to performance, but did not have a significant impact.

Describe recent portfolio activity.

•	During the six-month period, the Fund’s overall equity allocation decreased modestly from 59% to 51% of net assets. Within equities, we decreased the Fund’s weightings in North America (4.7)%, Asia (1.4)% and Europe (0.7)%, while increasing its weighting in Latin America 0.6%. On a sector basis, we increased the Fund’s equity weightings in materials 1.1%, consumer staples 0.5% and IT 0.2%, while decreasing its weighting in telecommunication services (0.8)%, financials (0.6)%, industrials (0.6)%, consumer discretionary (0.4)%, energy (0.4)%, health care (0.3)% and utilities (0.2)%.

•	The Fund’s allocation to fixed income increased from 26% to 30% of net assets, as decreases in Europe (1.2)% were offset by increases in both US 4.1% and Asian 1.3% bonds. The Fund’s cash equivalents increased from 15% to 17% of net assets.

Describe Fund positioning at period end.

•	The Fund ended the period underweight relative to its Reference Portfolio in equities (7.2)%. Within that allocation, the Fund was underweight in both the United States (7.3)% and Europe (6.3)%, and was overweight in Asia 4.8% and Latin America 1.0%. The Fund was underweight in fixed income (9.6)%, notably due to its underweight in US Treasury issues, and was overweight in cash equivalents 16.8%.

•	On a sector basis, the Fund was overweight in materials 2.2%, telecommunication services 1.2%, health care 1.0% and energy 0.4%. The Fund’s sector underweights included financials (4.7)%, consumer discretionary (3.9)%, IT (3.5)%, consumer staples (2.1)%, utilities (1.2)% and industrials (0.7)%.

•	As for currency exposure, the Fund was underweight in the euro (7.4)%, the British pound (2.8)% and the Australian dollar (1.3)%, and was overweight in the US dollar 5.6%, the Japanese yen 2.3%, the Brazilian real 2.0% and several Asian currencies, including the Chinese renminbi 1.1%, the Singapore dollar 1.1%, the Malaysian ringgit 0.8% and the Indian rupee 0.6%.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. The returns for Class II shares and Class III shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II shares and Class III shares, respectively, are based on the performance of the Fund’s Class I shares. The returns for Class II and III shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III shares.

[2]	The Fund invests primarily in a portfolio of equity and fixed-income securities of US and foreign issuers.

[3]	This unmanaged market capitalization-weighted Index is comprised of nearly 2,000 equities from 24 countries in 12 regions, including the United States.

[4]	The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% of the S&P 500 Index; 24% FTSE World Index (excluding US) Equities; 24% Merrill Lynch Treasury Index GA05; and 16% Citigroup World Government Bond Index (excluding US).

Past performance is not indicative of future results.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years

Class I Shares[1]	5.91%	(13.04)%	7.31%	5.68%

Class II Shares[1]	5.75	(13.21)	7.14	5.56	[6]

Class III Shares[1]	5.75	(13.26)	7.07	5.43	[6]

FTSE World Index	8.75	(28.42)	1.57	0.44

Reference Portfolio	3.80	(14.66)	3.03	2.82

US Stocks: S&P 500 Index[2]	3.16	(26.21)	(2.24)	(2.22)

Non-US Stocks: FTSE World Index (excluding US) Equities[3]	13.04	(30.45)	4.85	3.09

US Bonds: Merrill Lynch Treasury Index GA05[4]	(2.92)	7.86	5.14	5.87

Non-US Bonds: Citigroup World Government Bond Index (excluding US)[5]	(0.61)	3.53	6.24	6.54

[1]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[2]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the US markets (mostly New York Stock Exchange (“NYSE”) issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[3]	This unmanaged capitalization-weighted Index is comprised of 1,631 companies in 28 countries, excluding the United States.

[4]	This unmanaged Index is designed to track the total return of the current coupon five-year US Treasury bond.

[5]	This unmanaged market capitalization-weighted Index tracks 10 government bond indexes, excluding the United States.

[6]	The returns for Class II Shares and Class III Shares prior to November 24, 2003 and November 18, 2003, the commencement of operations of Class II Shares and Class III Shares, respectively, are based on the performance of the Fund’s Class I Shares. The returns for Class II and III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and III Shares.

Past performance is not indicative of future results.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Fund Profile as of June 30, 2009

	Percent of Fund’s		Reference Portfolio
Portfolio Information	Net Assets		Percentages[4]

US Equities	29%[1]		36%

European Equities	6	[1]	13

Pasic Basin Equities	13	[1]	8

Other Equities	5	[1]	3

Total Equities	53	[2]	60

US Dollar Denominated Fixed Income Securities	19		24

US Issuers	13		—

Non-US Issuers	6		—

Non-US Dollar Denominated Fixed Income Securities	11		16

Total Fixed Income Securities	30		40

Cash & Cash Equivalents	17	[3]	—

[1]	Includes value of financial futures contracts.

[2]	Includes Preferred Stock.

[3]	Cash & Cash Equivalents are reduced by the market (or nominal) value of long financial futures contracts.

[4]	The Reference Portfolio is an unmanaged weighted index comprised as follows: 36% S&P 500 Index; 24% FTSE World Index (excluding US) Equities; 24% Merrill Lynch Treasury Index GAO5; and 16% Citigroup World Government Bond Index (excluding US)

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009), is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,059.10	$3.78	$1,000	$1,021.13	$3.71

Class II	$1,000	$1,057.50	$4.54	$1,000	$1,020.39	$4.46

Class III	$1,000	$1,057.50	$5.05	$1,000	$1,019.89	$4.96

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.74% for Class I, 0.89% for Class II and 0.99% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Derivative Instruments

The Fund may invest in various derivative instruments, including swaps, swaptions, financial futures contracts, foreign currency exchange contracts and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 0.3%
BHP Billiton Ltd.	124,300	$3,405,310
Newcrest Mining Ltd.	84,550	2,066,510
Transurban Group	313,696	1,054,012
Woodside Petroleum Ltd.	84,800	2,929,507

		9,455,339

Austria — 0.0%
Telekom Austria AG	58,000	908,028

Brazil — 1.6%
All America Latina Logistica SA	96,200	590,603
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference Shares)	194,975	3,746,266
Cia Energetica de Minas Gerais (a)	77,287	1,038,737
Cosan Ltd. (b)	127,300	659,414
Mrv Engenharia e Participacoes SA	80,500	1,091,135
Petroleo Brasileiro SA (a)	1,216,440	41,304,643
SLC Agricola SA	393,900	3,648,525
Vivo Participacoes SA (a)	299,200	5,666,848

		57,746,171

Canada — 2.4%
Alamos Gold, Inc. (b)	287,400	2,362,158
BCE, Inc.	900	18,594
Barrick Gold Corp.	228,786	7,675,770
Canadian Natural Resources Ltd.	69,200	3,632,308
Canadian Pacific Railway Ltd.	164,900	6,569,217
Eldorado Gold Corp. (b)	554,500	4,996,054
EnCana Corp.	3,200	158,304
Goldcorp, Inc.	412,300	14,327,425
Golden Star Resources Ltd. (b)	158,100	326,218
IAMGOLD Corp.	715,100	7,236,812
IAMGOLD, International African Mining Gold Corp.	224,600	2,274,675
Kinross Gold Corp.	1,022,224	18,613,790
New Gold, Inc. (b)	16,000	42,368
Nexen, Inc.	5,500	119,075
Nortel Networks Corp. (b)	65,481	2,855
Petro-Canada	20,300	783,553
Rogers Communications, Inc. Class B	78,400	2,017,776
Sino-Forest Corp. (b)	350,500	3,736,577
TELUS Corp.	42,800	1,135,176
Talisman Energy, Inc.	48,300	693,314
Teck Resources Ltd. Class B (b)	12,700	202,438
Vittera, Inc. (b)	139,000	1,206,981
Yamaha Gold, Inc.	1,170,500	10,405,339

		88,536,777

China — 1.2%
BaWang International (Group) Holding Ltd. (b)	201,100	61,757
Beijing Enterprises Holdings Ltd.	2,243,151	11,165,032
Chaoda Modern Agriculture Holdings Ltd.	12,662,818	7,404,920
China Communications Services Corp. Ltd.	24,700	15,188
China Life Insurance Co. Ltd. (a)	30,133	1,670,574
China Mobile Ltd.	368,300	3,687,568
China Shenhua Energy Co. Ltd. Class H	1,563,200	5,710,965
China South Locomotive and Rolling Corp.	1,064,400	620,474
Denway Motors Ltd.	2,222,900	884,685
Guangshen Railway Co. Ltd.	3,755,200	1,768,378
Huaneng Power International, Inc.	216,600	151,778
Jiangsu Express	237,800	173,838
Ping An Insurance Group Co. of China Ltd.	127,100	853,102
Shanghai Industrial Holdings Ltd.	162,100	650,251
Tianjin Development Holdings Ltd.	9,382,300	5,902,121
Tianjin Port Development Holdings Ltd.	3,291,400	1,432,855
Xiamen International Port Co. Ltd.	3,490,700	675,514

		42,829,000

Egypt — 0.1%
Telecom Egypt	933,994	2,626,308

Finland — 0.2%
Fortum Oyj	85,093	1,939,550
Nokia Oyj	91,317	1,337,536
Nokia Oyj (a)	204,400	2,980,152

		6,257,238

France — 0.7%
Bouygues	41,962	1,586,923
Cie Generale d’Optique Essilor International SA	100,000	4,782,105
France Telecom SA	189,600	4,314,098
Sanofi-Aventis	46,881	2,770,193
Sanofi-Aventis (a)	1,400	41,286
Schneider Electric SA	18,012	1,378,607
Thales SA	30,300	1,360,294
Total SA	123,617	6,700,133
Vivendi SA	65,500	1,572,258

		24,505,897

Germany — 0.3%
Allianz AG Registered Shares	19,967	1,841,809
BASF SE	32,628	1,299,958
Bayer AG	46,049	2,474,685
Bayer AG (a)	600	32,160
Bayerische Motoren Werke AG	4,600	173,766
Deutsche Telekom AG	81,670	965,549
E.ON AG	82,800	2,939,233
GEA Group AG	106,308	1,614,320

		11,341,480

Hong Kong — 0.4%
Cheung Kong Holdings Ltd.	225,000	2,572,677
Cheung Kong Infrastructure Holdings Ltd.	341,500	1,196,333
Hutchison Whampoa Ltd.	486,090	3,162,085
The Link REIT	2,208,100	4,692,894
Wharf Holdings Ltd.	640,837	2,701,941

		14,325,930

India — 0.6%
Bharat Heavy Electricals Ltd. (b)	93,500	4,291,642
Container Corp. of India	43,100	876,763
Hindustan Lever Ltd.	284,200	1,581,783
Housing Development Finance Corp.	31,000	1,513,228
Larsen & Toubro Ltd.	61,800	2,018,484
Reliance Industries Ltd.	185,200	7,796,219
State Bank of India Ltd.	143,950	5,231,642

		23,309,761

Indonesia — 0.0%
Bumi Resources Tbk PT	3,210,536	579,945

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Ireland — 0.0%
Covidien Plc	44,278	$1,657,768

Israel — 0.2%
AFI Development Plc (a)	313,400	423,090
Ectel Ltd. (a)(b)	12,832	5,928
Teva Pharmaceutical Industries Ltd. (a)	122,742	6,056,337

		6,485,355

Italy — 0.1%
Eni SpA	164,455	3,900,403
Finmeccanica SpA	65,984	930,509

		4,830,912

Japan — 7.4%
Aioi Insurance Co., Ltd.	1,723,000	7,853,202
Astellas Pharma, Inc.	318,300	11,239,861
The Bank of Yokohama Ltd.	47	252
Canon, Inc.	203,550	6,648,758
Coca-Cola Central Japan Co., Ltd.	61,400	847,124
Coca-Cola West Holdings Co., Ltd.	193,395	3,698,817
Daihatsu Motor Co., Ltd.	132,200	1,228,822
Daikin Industries Ltd.	63,700	2,050,088
Daiwa House Industry Co., Ltd.	297,700	3,201,178
East Japan Railway Co.	130,446	7,853,616
Fanuc Ltd.	4,500	360,613
Futaba Industrial Co., Ltd.	191,500	687,616
Hitachi Chemical Co., Ltd.	178,800	2,878,787
Hokkaido Coca-Cola Bottling Co., Ltd.	55,000	286,672
Honda Motor Co., Ltd.	137,900	3,793,746
Hoya Corp.	293,600	5,881,366
JGC Corp.	301,000	4,844,865
KDDI Corp.	1,870	9,922,303
Kinden Corp.	230,000	2,021,086
Kirin Holdings Co., Ltd.	426,500	5,950,343
Kubota Corp.	937,100	7,716,988
Kyowa Hakko Kirin Co. Ltd.	231,000	2,606,145
Marco Polo Investment Holdings Ltd. (b)	263	—
Mikuni Coca-Cola Bottling Co., Ltd.	149,000	1,207,431
Mitsubishi Corp.	691,700	12,764,090
Mitsubishi Tanabe Pharma Corp.	108,000	1,240,773
Mitsui & Co., Ltd.	775,800	9,192,979
Mitsui Sumitomo Insurance Group Holdings, Inc.	152,100	3,979,054
Murata Manufacturing Co., Ltd.	89,600	3,824,075
NCB Holdings Ltd. (b)	2,150	—
NGK Insulators Ltd.	108,600	2,213,459
NTT DoCoMo, Inc.	9,629	14,083,739
NTT Urban Development Co.	1,530	1,474,892
Nintendo Co., Ltd.	10,700	2,961,278
Nippon Sheet Glass Co., Ltd.	20,100	58,569
Nippon Telegraph & Telephone Corp.	115,200	4,691,568
Nipponkoa Insurance Co., Ltd.	1,099,900	6,399,033
Okumura Corp.	646,500	2,518,007
Panasonic Corp.	321,200	4,327,393
RHJ International (a)(b)	40,600	259,150
RHJ International (b)	215,900	1,380,750
Rinnai Corp.	37,200	1,644,135
Rohm Co., Ltd.	34,800	2,538,241
Sekisui House Ltd.	702,000	7,109,829
Seven & I Holdings Co., Ltd.	353,200	8,283,458
Shimachu Co., Ltd.	41,400	870,256
Shin-Etsu Chemical Co., Ltd.	201,600	9,349,989
Shionogi & Co., Ltd.	146,500	2,830,529
Sony Corp. (a)	1,700	43,962
Sumitomo Chemical Co., Ltd.	3,191,500	14,352,647
Sumitomo Mitsui Financial Group, Inc.	137,600	5,568,026
Suzuki Motor Corp.	432,300	9,693,385
Tadano Ltd.	82,500	393,697
Takeda Pharmaceutical Co., Ltd.	197,000	7,659,346
Terumo Corp.	24,300	1,071,317
Toda Corp.	572,000	2,337,327
Toho Co., Ltd.	190,900	3,105,255
Tokio Marine Holdings, Inc.	513,700	14,104,454
Tokyo Gas Co., Ltd.	1,553,000	5,547,991
Toyota Industries Corp.	219,200	5,448,301
Toyota Motor Corp.	103,800	3,925,443
Ube Industries Ltd.	1,197,700	3,342,350
West Japan Railway Co.	650	2,149,569

		275,517,995

Kazakhstan — 0.2%
KazMunaiGas Exploration Production (a)	470,900	8,947,100

Luxembourg — 0.1%
ArcelorMittal	74,338	2,460,081

Malaysia — 0.3%
Axiata Group Berhad (b)	947,925	637,856
British American Tobacco Malaysia Bhd	156,600	1,992,256
Genting Malaysia Bhd	524,675	401,835
IOI Corp. Bhd	2,051,118	2,743,913
PLUS Expressways Bhd	380,200	345,791
Telekom Malaysia Bhd	1,357,000	1,128,967
Tenaga Nasional Bhd	965,203	2,095,768

		9,346,386

Mexico — 0.1%
America Movil, SA de CV (a)	77,200	2,989,184
Fomento Economico Mexicano, SA de CV (a)	44,300	1,428,232

		4,417,416

Netherlands — 0.1%
Koninklijke KPN NV	171,491	2,366,193
Koninklijke Philips Electronics NV	9,400	173,148
Unilever NV (a)	12,200	294,996

		2,834,337

Norway — 0.0%
StatoilHydro ASA	89,700	1,771,859

Philippines — 0.0%
First Gen Corp. (b)	27,000	11,173

Russia — 0.8%
Kuzbassrazrezugol (b)	3,353,475	494,638
MMC Norilsk Nickel (a)	111,717	1,027,796
Novorossiysk Commercial Sea Port (a)	553,500	5,313,600
OAO Gazprom (a)	328,500	6,652,125
Polyus Gold Co. ZAO (a)	169,800	3,506,370
RusHydro (a)	2,394,172	9,073,912
Sberbank	3,167,900	4,007,394

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Russia (concluded)

Surgutneftegaz (a)	158,200	$1,099,490
Uralkali (a)	7,100	114,310

		31,289,635

Singapore — 0.6%
CapitaLand Ltd.	494,550	1,257,416
Fraser and Neave Ltd.	1,185,000	3,175,080
Keppel Corp. Ltd.	1,079,500	5,116,962
MobileOne Ltd.	993,130	1,048,373
Noble Group Ltd.	246,560	307,306
Oversea-Chinese Banking Corp.	420,800	1,931,978
Parkway Holdings Ltd.	1,834,400	2,103,855
Parkway Life Real Estate Investment Trust	48,300	30,774
Sembcorp Marine Ltd.	499,300	920,309
Singapore Press Holdings Ltd.	476,000	1,035,815
Singapore Telecommunications Ltd.	2,168,430	4,473,785

		21,401,653

South Africa — 0.1%
Anglo Platinum Ltd.	7,000	495,869
Gold Fields Ltd. (a)	63,100	760,355
Impala Platinum Holdings Ltd.	27,500	608,504
Katanga Mining Ltd. (b)	328,568	118,642
Mondi Ltd.	6,051	26,652
Sasol Ltd.	7,300	255,388

		2,265,410

South Korea — 0.6%
Cheil Industries, Inc.	19,653	705,410
KT Corp. (a)	265,500	3,812,580
KT&G Corp.	76,400	4,311,023
Korean Reinsurance Co.	38,904	359,099
LS Corp.	23,400	1,722,011
Meritz Fire & Marine Insurance Co. Ltd.	36,722	180,282
POSCO	4,087	1,358,644
POSCO (a)	37,000	3,058,790
Paradise Co. Ltd.	151,518	373,327
SK Telecom Co., Ltd.	6,100	831,518
Samsung Electronics Co., Ltd.	9,200	4,253,754
Samsung Fine Chemicals Co., Ltd.	67,700	2,807,933

		23,774,371

Spain — 0.2%
Iberdrola Renovables	59,700	273,698
Telefonica SA	254,590	5,781,656

		6,055,354

Switzerland — 0.8%
Credit Suisse Group AG	66,755	3,058,447
Foster Wheeler AG (b)	100,121	2,377,874
Nestle SA Registered Shares	250,203	9,447,277
Noble Corp.	5,700	172,425
Novartis AG Registered Shares	61,732	2,512,940
Roche Holding AG	26,038	3,547,735
Transocean Ltd. (b)	29,725	2,208,270
Tyco Electronics Ltd.	45,578	847,295
Tyco International Ltd.	36,678	952,894
Weatherford International Ltd. (b)	65,500	1,281,180
Zurich Financial Services AG	23,838	4,213,446

		30,619,783

Taiwan — 0.5%
Asustek Computer, Inc.	492,000	636,025
Chunghwa Telecom Co., Ltd.	1,236,094	2,465,578
Chunghwa Telecom Co., Ltd. (a)	275,669	5,466,516
Delta Electronics, Inc.	1,260,433	2,852,397
HON HAI Precision Industry Co., Ltd.	539,638	1,654,920
Taiwan Cement Corp.	3,040,218	2,895,581
Taiwan Semiconductor Manufacturing Co., Ltd.	2,621,887	4,303,043

		20,274,060

Thailand — 0.2%
Hana Microelectronics Pcl	1,117,100	531,172
PTT Public Company THB10	339,200	2,329,698
Siam Commercial Bank Pcl	1,314,300	2,893,235

		5,754,105

United Kingdom — 1.4%
Anglo American Plc (b)	92,652	2,709,058
AstraZeneca Group Plc (a)	2,400	105,936
BAE Systems Plc	390,184	2,180,355
BP Plc	828,607	6,547,491
BP Plc (a)	144,400	6,884,992
British American Tobacco Plc	127,283	3,513,538
Cadbury Plc (a)	23,424	805,786
Diageo Plc (a)	90,800	5,198,300
GlaxoSmithKline Plc	212,193	3,748,028
Guinness Peat Group Plc	2,717,114	1,188,685
Mondi Plc	15,127	53,423
National Grid Plc	100,946	910,907
Premier Foods Plc	94,500	57,416
Royal Dutch Shell Plc (a)	12,400	622,356
Royal Dutch Shell Plc Class B	164,441	4,139,867
Shire Pharmaceuticals Plc (a)	4,300	178,364
Unilever Plc	120,791	2,838,839
Unilever Plc (a)	34,300	806,050
Vodafone Group Plc	2,667,618	5,188,352
Vodafone Group Plc (a)	112,080	2,184,439
WPP Plc	178,618	1,187,808

		51,049,990

United States — 26.4%
3Com Corp. (b)	1,044,900	4,921,479
3M Co.	105,900	6,364,590
ACE Ltd.	163,100	7,213,913
The AES Corp. (b)	17,500	203,175
AT&T Inc.	1,242,872	30,872,940
Abbott Laboratories	244,700	11,510,688
Accenture Ltd. Class A	5,800	194,068
Aetna, Inc.	270,700	6,781,035
Affiliated Computer Services, Inc. Class A (b)	3,700	164,354
Alliance Resource Partners LP	54,000	1,755,000
The Allstate Corp.	45,500	1,110,200
Altria Group, Inc.	259,000	4,245,010
Amdocs Ltd. (b)	7,800	167,310
American Commercial Lines, Inc. (b)	71,900	1,113,012
AmerisourceBergen Corp.	69,400	1,231,156
Amgen, Inc. (b)	4,700	248,818
Anadarko Petroleum Corp.	108,200	4,911,198
Apache Corp.	72,400	5,223,660
Apple, Inc. (b)	38,800	5,526,284
Arch Capital Group Ltd. (b)	40,100	2,349,058
Archer-Daniels-Midland Co.	6,000	160,620
Ascent Media Corp. Class A (b)	479	12,732
Autodesk, Inc. (b)	8,200	155,636
Autoliv, Inc.	3,400	97,818

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)

Avnet, Inc. (b)	4,500	$94,635
Avon Products, Inc.	64,600	1,665,388
Axis Capital Holdings Ltd.	2,700	70,686
BB&T Corp.	52,000	1,142,960
BMC Software, Inc. (b)	5,000	168,950
Bank of America Corp.	345,400	4,559,280
The Bank of New York Mellon Corp.	605,337	17,742,428
Baxter International, Inc.	29,200	1,546,432
Big Lots, Inc. (b)	3,700	77,811
Biogen Idec, Inc. (b)	3,700	167,055
Boeing Co.	233,600	9,928,000
Boston Scientific Corp. (b)	143,000	1,450,020
Bristol-Myers Squibb Co.	1,689,100	34,305,621
Bunge Ltd.	19,773	1,191,323
Burlington Northern Santa Fe Corp.	214,400	15,766,976
CA, Inc.	438,552	7,643,961
CF Industries Holdings, Inc.	2,500	185,350
CMS Energy Corp.	94,200	1,137,936
CNA Financial Corp.	2,300	35,581
CNX Gas Corp. (b)	57,700	1,515,779
CVS Caremark Corp.	129,235	4,118,719
Calpine Corp. (b)	16,800	187,320
Cell Genesys, Inc. (b)	30,882	9,018
CenturyTel, Inc.	6,400	196,480
Check Point Software Technologies Ltd. (b)	6,900	161,943
Chevron Corp.	370,912	24,572,920
Chubb Corp.	108,700	4,334,956
Cigna Corp.	288,500	6,949,965
Circuit City Stores, Inc. (b)	25,800	390
Cisco Systems, Inc. (b)	544,500	10,149,480
The Coca-Cola Co.	80,200	3,848,798
Comcast Corp. Class A	854,718	12,384,864
Complete Production Services, Inc. (b)	203,900	1,296,804
Computer Sciences Corp. (b)	4,400	194,920
Comverse Technology, Inc. (b)	350,700	2,998,485
ConAgra Foods, Inc.	79,800	1,520,988
ConocoPhillips	274,400	11,541,264
Consol Energy, Inc.	393,500	13,363,260
Constellation Brands, Inc. Class A (b)	55,500	703,740
Corning, Inc.	810,100	13,010,206
Crown Holdings, Inc. (b)	83,200	2,008,448
DISH Network Corp. (b)	72,500	1,175,225
DaVita, Inc. (b)	68,700	3,397,902
Devon Energy Corp.	101,900	5,553,550
Discover Financial Services, Inc.	450	4,622
Discovery Communications, Inc. Class A (b)	4,495	101,362
Discovery Communications, Inc. Class C (b)	4,495	92,282
Dover Corp.	4,400	145,596
The Dow Chemical Co.	267,700	4,320,678
Dr. Pepper Snapple Group, Inc. (b)	55,168	1,169,010
E.I. du Pont de Nemours & Co.	195,400	5,006,148
EMC Corp. (b)	12,900	168,990
ENSCO International, Inc.	18,200	634,634
El Paso Corp. (b)	646,328	5,965,607
Electronic Arts, Inc. (b)	84,500	1,835,340
Eli Lilly & Co.	136,600	4,731,824
Embarq Corp.	13,420	564,445
Endo Pharmaceuticals Holdings, Inc. (b)	25,600	458,752
Endurance Specialty Holdings Ltd.	116,800	3,422,240
Entergy Corp.	67,700	5,248,104
Everest Re Group Ltd.	23,200	1,660,424
Exelon Corp.	87,000	4,455,270
Extreme Networks, Inc. (b)	9,537	19,074
Exxon Mobil Corp.	475,850	33,266,674
FMC Corp.	43,200	2,043,360
FPL Group, Inc.	162,100	9,217,006
FairPoint Communications, Inc.	7,695	4,617
Family Dollar Stores, Inc.	6,000	169,800
Fidelity National Title Group, Inc. Class A	426,500	5,770,545
Fluor Corp.	4,000	205,160
Forest Laboratories, Inc. (b)	37,500	941,625
Foundation Coal Holdings, Inc.	71,300	2,004,243
Frontline Ltd.	3,500	85,260
The Gap, Inc.	11,500	188,600
Garmin Ltd.	8,700	207,234
General Communication, Inc. Class A (b)	91,200	632,016
General Dynamics Corp.	13,100	725,609
General Electric Co.	755,920	8,859,382
General Mills, Inc.	53,400	2,991,468
Genzyme Corp. (b)	45,000	2,505,150
Global Industries Ltd. (b)	665,400	3,766,164
Goodrich Corp.	3,900	194,883
Google, Inc. Class A (b)	28,700	12,099,633
H.J. Heinz Co.	54,400	1,942,080
Halliburton Co.	122,000	2,525,400
Hanesbrands, Inc. (b)	7,087	106,376
HealthSouth Corp. (b)	73,140	1,056,142
Hess Corp.	72,800	3,913,000
Hewitt Associates, Inc. Class A (b)	4,500	134,010
Hewlett-Packard Co.	139,600	5,395,540
Hologic, Inc. (b)	549,600	7,820,808
Honeywell International, Inc.	2,000	62,800
Humana, Inc. (b)	173,500	5,597,110
IPC Holdings, Ltd.	73,760	2,016,598
International Business Machines Corp.	125,300	13,083,826
International Game Technology	222,300	3,534,570
International Paper Co.	70,900	1,072,717
JDS Uniphase Corp. (b)	43,462	248,603
JPMorgan Chase & Co.	675,500	23,041,305
Johnson & Johnson	494,800	28,104,640
KBR, Inc.	98,000	1,807,120
Key Energy Services, Inc. (b)	76,500	440,640
King Pharmaceuticals, Inc. (b)	38,400	369,792
Kraft Foods, Inc.	383,570	9,719,664
The Kroger Co.	8,300	183,015
L-3 Communications Holdings, Inc.	1,200	83,256
LSI Corp. (b)	30,131	137,397
Lexmark International, Inc. Class A (b)	96,000	1,521,600
Liberty Media Corp.—Entertainment Class A (b)	132	3,531
Liberty Media Holding Corp.—Capital (b)	8	108
Liberty Media Holding Corp.—Interactive (b)	6,684	33,487
Life Technologies Corp. (b)	48,100	2,006,732
Lockheed Martin Corp.	62,000	5,000,300
Macquarie Infrastructure Co. LLC	77,300	317,703
Manpower, Inc.	1,300	55,042

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)

Marathon Oil Corp.	284,300	$8,565,959
Marsh & McLennan Cos., Inc.	13,200	265,716
Mattel, Inc.	164,500	2,640,225
McDermott International, Inc. (b)	103,400	2,100,054
McDonald’s Corp.	90,400	5,197,096
The McGraw-Hill Cos., Inc.	6,700	201,737
McKesson Corp.	61,900	2,723,600
Mead Johnson Nutrition Co.	77,600	2,465,352
Medco Health Solutions, Inc. (b)	92,300	4,209,803
Medtronic, Inc.	341,200	11,904,468
Merck & Co., Inc.	374,900	10,482,204
MetLife, Inc.	87,116	2,614,351
Mettler Toledo International, Inc. (b)	17,200	1,326,980
Microsoft Corp.	1,484,700	35,291,319
Morgan Stanley	162,600	4,635,726
Motorola, Inc.	599,900	3,977,337
Murphy Oil Corp.	35,700	1,939,224
Mylan, Inc. (b)(c)	226,466	2,955,381
Nabors Industries Ltd. (b)	41,600	648,128
National Oilwell Varco, Inc. (b)	150,527	4,916,212
NetApp, Inc. (b)	9,400	185,368
Newmont Mining Corp.	336,900	13,769,103
News Corp. Class A	297,900	2,713,869
Noble Energy, Inc.	2,000	117,940
Northern Trust Corp.	196,600	10,553,488
Northrop Grumman Corp.	3,700	169,016
Novell, Inc. (b)	73,900	334,767
Novellus Systems, Inc. (b)	10,100	168,670
Occidental Petroleum Corp.	129,150	8,499,362
Oracle Corp.	98,900	2,118,438
PPL Corp.	83,600	2,755,456
Pall Corp.	13,900	369,184
Panera Bread Co. Class A (b)	8,600	428,796
Parker Hannifin Corp.	1,800	77,328
PartnerRe Ltd.	23,800	1,545,810
Pepsi Bottling Group, Inc.	3,200	108,288
PepsiAmericas, Inc.	23,200	621,992
PerkinElmer, Inc.	62,400	1,085,760
Perrigo Co.	52,200	1,450,116
Pfizer, Inc.	1,237,600	18,564,000
PharMerica Corp. (b)	2,458	48,251
Philip Morris International, Inc.	166,600	7,267,092
Pitney Bowes, Inc.	6,800	149,124
Platinum Underwriters Holdings Ltd.	48,900	1,398,051
Polycom, Inc. (b)	236,300	4,789,801
Praxair, Inc.	13,900	987,873
Precision Castparts Corp.	48,500	3,541,955
Principal Financial Group, Inc.	37,800	712,152
The Procter & Gamble Co.	350,100	17,890,110
The Progressive Corp.	142,900	2,159,219
QUALCOMM, Inc.	139,500	6,305,400
Quest Diagnostics, Inc.	3,800	214,434
Qwest Communications International Inc.	1,264,200	5,246,430
Ralcorp Holdings, Inc. (b)	11,041	672,618
Raytheon Co.	1,400	62,202
RenaissanceRe Holdings Ltd.	51,200	2,382,848
Reynolds American, Inc.	2,800	108,136
Ross Stores, Inc.	6,000	231,600
RusHydro (b)	4,690,979	177,788
Ryder System, Inc.	6,400	178,688
SUPERVALU, Inc.	28,182	364,957
Safeway, Inc.	7,200	146,664
Sara Lee Corp.	586,200	5,721,312
Schering-Plough Corp.	401,100	10,075,632
Schlumberger Ltd.	93,900	5,080,929
Seagate Technology	5,300	55,438
Smith International, Inc.	28,400	731,300
The Southern Co.	33,000	1,028,280
Spirit Aerosystems Holdings, Inc. Class A (b)	361,400	4,965,636
Sprint Nextel Corp. (b)	473,000	2,275,130
The St. Joe Co. (b)	160,700	4,256,943
Stone Energy Corp. (b)	25,575	189,767
Sun Microsystems, Inc. (b)	145,450	1,341,049
Sunoco, Inc.	1,400	32,480
Synopsys, Inc. (b)	9,500	185,345
Tellabs, Inc. (b)	36,500	209,145
Teradata Corp. (b)	7,700	180,411
Texas Instruments, Inc.	10,200	217,260
Thermo Fisher Scientific, Inc. (b)	76,900	3,135,213
Time Warner Cable, Inc.	17,026	539,213
Time Warner, Inc.	67,666	1,704,507
Transatlantic Holdings, Inc.	28,600	1,239,238
The Travelers Cos., Inc.	170,445	6,995,063
U.S. Bancorp	429,700	7,700,224
Unifi, Inc. (b)	218,200	309,844
Union Pacific Corp.	261,300	13,603,278
United Technologies Corp.	30,700	1,595,172
UnitedHealth Group, Inc.	364,150	9,096,467
Valero Energy Corp.	8,000	135,120
Verizon Communications, Inc.	688,800	21,166,824
Viacom, Inc. Class B (b)	298,279	6,770,933
WABCO Holdings, Inc.	600	10,620
Wal-Mart Stores, Inc.	373,400	18,087,496
Waters Corp. (b)	68,900	3,546,283
WellPoint, Inc. (b)	187,300	9,531,697
Wells Fargo & Co.	444,400	10,781,144
Western Digital Corp. (b)	7,400	196,100
The Western Union Co.	13,100	214,840
Windstream Corp.	65,678	549,068
Wyeth	246,000	11,165,940
XL Capital Ltd. Class A	765,345	8,770,854
XTO Energy, Inc.	70,600	2,692,684
Xerox Corp.	719,200	4,660,416
Xilinx, Inc.	8,000	163,680

		978,468,305

Total Common Stocks — 47.9%		1,771,654,922

Investment Companies

South Korea — 0.1%
iShares MSCI South Korea Index Fund	122,800	4,272,212

United States — 2.7%
Consumer Staples Select Sector SPDR Fund	207,900	4,779,621
Health Care Select Sector SPDR Fund (d)	208,000	5,472,480
iShares Dow Jones U.S. Telecommunications Sector Index Fund	109,700	1,953,757
iShares MSCI Brazil (Free) Index Fund	119,100	6,308,727
iShares Silver Trust (b)	673,800	9,015,444
KBW Bank ETF (c)	35,100	633,555
SPDR Gold Trust (b)	661,200	60,288,216

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Investment Companies	Shares		Value

United States (concluded)

Telecom HOLDRs Trust		24,900	$574,443
Utilities Select Sector SPDR Fund		355,800	9,923,262
Vanguard Telecommunication Services ETF		3,400	169,048

			99,118,553

Vietnam — 0.1%
Vietnam Enterprise Investments Ltd.—R Shares (b)		380,361	608,578
Vinaland Ltd. (b)		1,971,800	1,350,683

			1,959,261

Total Investment Companies — 2.9%			105,350,026

Preferred Securities

	Par
Capital Trusts	(000)

Singapore — 0.0%
DBS Capital Funding Corp., 7.66% (e)(f)	USD	356	346,210

United States — 0.1%
Citigroup Capital XXI, 8.30%, 12/21/77 (e)		1,822	1,420,841

Total Capital Trusts — 0.1%			1,767,051

Preferred Stocks	Shares

Japan — 0.1%
Mizuho Financial Group, Inc. Series 11X1, 2.00% (g)		645,000	4,653,293

United States — 0.4%
Bunge Ltd., 4.88% (g)		7,797	635,456
El Paso Corp., 4.99% (b)(g)		9,982	7,736,050
El Paso Corp., 4.99% (b)(g)(h)		510	395,250
Freeport-McMoRan Copper & Gold, Inc., 5.50% (g)		3,762	4,096,818
Mylan, Inc., 6.50% (g)		515	443,621
NRG Energy, Inc., 4.00% (g)		973	1,263,684
XL Capital Ltd., 10.75% (g)		17,583	342,869

			14,913,748

Total Preferred Stocks — 0.5%			19,567,041

Total Preferred Securities — 0.6%			21,334,092

Warrants (i)

Canada — 0.0%
Kinross Gold Corp. (expires 9/03/13)		37,568	159,555
New Gold, Inc. (expires 4/03/12)		80,000	2,751

			162,306

United States — 0.0%

Mandra Forestry Finance Ltd. (expires 5/15/13)		1,250	1,250

Total Warrants — 0.0%			163,556

	Par
Fixed Income Securities	(000)		Value

Asset-Backed Securities

United States — 0.0%
Latitude CLO Ltd. Series 2005-1I Class SUB, 13.00%, 12/15/17 (j)	USD	300	3,000

Total Asset-Backed Securities — 0.0%			3,000

Corporate Bonds

Brazil — 0.0%
Cia Vale do Rio Doce, 0.00%, (e)(f)(j)	BRL	10	—
Cosan Finance Ltd., 7.00%, 2/01/17 (h)	USD	285	250,800

			250,800

Canada — 0.2%
Rogers Wireless Communications, Inc., 7.63%, 12/15/11	CAD	325	307,908
Sino-Forest Corp.:
9.13%, 8/17/11	USD	381	383,857
5.00%, 8/01/13 (g)(h)		7,067	5,830,275

			6,522,040

Chile — 0.1%
Empresa Electrica del Norte Grande SA, 7.50%, 11/05/17 (k)		2,469	2,377,350

China — 0.6%
Celestial Nutrifoods Ltd., 18.19%, 6/12/11 (g)(j)	SGD	11,400	5,312,759
Chaoda Modern Agriculture Holdings Ltd., 7.75%, 2/08/10	USD	2,075	1,950,500
China Petroleum & Chemical Corp., 5.41%, 4/24/14 (g)(j)	HKD	31,450	4,254,853
GOME Electrical Appliances Holdings Ltd., 9.58%, 5/18/14 (g)(j)	CNY	57,100	7,732,370
Pine Agritech Ltd., 25.62%, 7/27/12 (j)		35,900	3,678,979

			22,929,461

Europe — 0.4%
European Investment Bank:
12.74%, 9/21/10 (h)(j)	BRL	6,160	2,736,140
4.38%, 4/15/13	EUR	7,000	10,416,009
Series 1158/0100, 3.63%, 10/15/11		652	950,080

			14,102,229

France — 0.0%
Compagnie Generale des Etablissements Michelin Series ML, 8.10%, 1/01/17 (j)		1,037	1,314,549

Germany — 0.4%
Kreditanstalt fuer Wiederaufbau (g):
3.25%, 6/27/13		8,400	11,990,825
Series DPW, 0.50%, 2/03/10		3,200	4,418,548

			16,409,373

Hong Kong — 0.4%
CITIC Resources Finance Ltd., 6.75%, 5/15/14 (h)	USD	3,437	3,179,225
FU JI Food and Catering Services Holdings Ltd., 20.89%, 10/18/10 (g)(j)	CNY	13,100	1,419,181

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Hong Kong (concluded)

Hongkong Land CB 2005 Ltd., 2.75%, 12/21/12 (g)	USD	900	$1,001,250
Hutchison Whampoa International (03/33) Ltd.:
5.45%, 11/24/10		725	756,875
5.45%, 11/24/10 (h)		1,500	1,555,987
6.25%, 1/24/14		1,310	1,408,198
7.63%, 4/09/19 (h)		3,775	4,186,996
Noble Group Ltd., 8.50%, 5/30/13 (h)		2,487	2,362,650

			15,870,362

India — 0.7%
Gujarat NRE Coke Ltd., 17.72%, 4/12/11 (g)(j)		500	410,000
Housing Development Finance Corp., 2.35%, 9/27/10 (g)(j)		2,400	3,648,000
Punj Lloyd Ltd., 13.64%, 4/08/11 (g)(j)		600	609,000
Reliance Communications Ltd (g)(j):
17.72%, 5/10/11		5,300	5,565,000
12.12%, 3/01/12		9,900	9,173,429
Suzlon Energy Ltd., 22.14%, 6/12/12 (g)(j)		2,825	2,160,235
Tata Motors Ltd. (g):
1.00%, 4/27/11		2,675	2,547,938
10.19%, 7/12/12 (j)		200	168,750
Tata Steel Ltd., 1.00%, 9/05/12 (g)		2,600	2,549,895

			26,832,247

Ireland — 0.2%
EuroChem Finance, 7.88%, 3/21/12		684	619,020
TransCapitalInvest Ltd. for OJSC AK Transneft:
6.10%, 6/27/12 (h)		850	824,500
5.67%, 3/05/14		1,436	1,238,550
8.70%, 8/07/18 (h)		1,600	1,540,000
VIP Finance Ireland Ltd. For OJSC Vimpel Communications, 8.38%, 4/30/13 (h)		2,843	2,580,023

			6,802,093

Japan — 0.3%
The Bank of Kyoto Ltd. (g):
1.80%, 3/31/14 (j)	JPY	225,000	2,351,870
Series 1, 1.90%, 9/30/09		80,000	1,101,877
The Mie Bank Ltd., 1.00%, 10/31/11 (g)		17,000	170,193
NC International Ltd., 5.79%, 3/15/11 (g)(j)		60,000	672,384
Nagoya Railroad Co. Ltd., 1.22%, 3/30/12 (g)(j)		14,000	148,959
Suzuki Motor Corp. Series 9, 3.97%, 3/29/13 (g)(j)		560,000	5,871,347

			10,316,630

Kazakhstan — 0.3%
KazMunaiGaz Finance Sub BV, 9.13%, 7/02/18 (h)	USD	10,833	9,668,452

Luxembourg — 1.1%
ALROSA Finance SA, 8.88%, 11/17/14		1,637	1,432,375
Acergy SA Series ACY, 2.25%, 10/11/13 (g)		1,400	1,148,757
Evraz Group SA:
8.88%, 4/24/13 (h)		550	451,000
8.25%, 11/10/15		300	233,730
9.50%, 4/24/18 (h)		2,680	2,070,300
Gaz Capital SA:
2.89%, 11/15/12	JPY	300,000	2,364,356
5.36%, 10/31/14	EUR	1,169	1,385,753
5.88%, 6/01/15		903	1,068,910
5.14%, 3/22/17		1,160	1,235,947
5.44%, 11/02/17		918	971,264
6.61%, 2/13/18		4,858	5,537,260
8.15%, 4/11/18 (h)	USD	200	182,000
8.63%, 4/28/34		1,769	1,713,719
Gazprom International SA, 7.20%, 2/01/20		3,091	2,912,885
Novorossiysk Port Capital SA, 7.00%, 5/17/12		842	776,055
TNK-BP Finance SA:
6.13%, 3/20/12 (h)		900	830,250
7.50%, 3/13/13 (h)		609	561,803
7.50%, 7/18/16 (h)		1,279	1,090,347
Series 2, 7.50%, 7/18/16		1,015	883,050
UBS Luxembourg SA for OJSC Vimpel Communications:
8.25%, 5/23/16		2,300	1,926,250
8.25%, 5/23/16 (h)		421	352,587
VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.13%, 4/30/18 (h)		12,811	10,857,323

			39,985,921

Malaysia — 1.1%
Berjaya Land Bhd, 8.00%, 8/15/11 (g)	MYR	8,080	2,358,254
Cherating Capital Ltd., 2.00%, 7/05/12 (e)(g)	USD	6,500	6,589,375
Feringghi Capital Ltd., 0.00%, 12/22/09 (g)(j)		2,600	3,042,000
IOI Resources, 7.81%, 1/15/13 (g)(j)		6,000	5,595,000
Johor Corp.:
1.00%, 7/31/09	MYR	7,087	2,399,297
Series P3, 1.00%, 7/31/12		22,247	5,886,119
Rafflesia Capital Ltd., 1.25%, 10/04/11 (e)(g)	USD	9,400	10,111,719
YTL Power Finance Cayman Ltd., 1.50%, 5/09/10 (g)(j)		4,900	5,806,088

			41,787,852

Netherlands — 0.2%
ASM International NV (g):
4.25%, 12/06/11	USD	70	55,551
4.25%, 12/06/11 (h)		265	241,481
Heidelberg International Finance B.V., 0.88%, 2/09/12 (g)	EUR	2,000	2,807,747
Pargesa Netherlands NV, 1.75%, 6/15/14 (g)	CHF	3,425	2,490,221

			5,595,000

Norway — 0.1%
Subsea 7, Inc. (g):
2.80%, 6/06/11	USD	3,800	3,277,500
6.33%, 6/29/17 (j)		2,000	1,851,394

			5,128,894

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Philippines — 0.0%
First Gen Corp., 2.50%, 2/11/13 (g)	USD	2,000	$1,830,000

Russia — 0.0%
Raspadskaya Securities Ltd. for OJSC Raspadskaya, 7.50%, 5/22/12		160	138,800

Singapore — 1.0%
CapitaLand Ltd. (g):
2.10%, 11/15/16	SGD	6,500	3,459,809
3.13%, 3/05/18		18,500	11,399,648
2.95%, 6/20/22		16,750	8,484,169
Keppel Land Ltd., 2.50%, 6/23/13 (g)		2,600	1,747,457
Wilmar International Ltd., 14.52%, 12/18/12 (g)(j)	USD	4,200	4,616,518
Yanlord Land Group Ltd., 5.85%, 7/13/14 (g)	SGD	8,000	5,792,875

			35,500,476

South Korea — 0.5%
Korea Electric Power Corp.:
1.84%, 11/23/11 (g)(j)	JPY	270,000	2,686,965
5.13%, 4/23/34	USD	1,782	1,643,553
LG Telecom Ltd.:
8.25%, 7/15/09		50	49,856
8.25%, 7/15/09 (h)		900	900,000
Zeus Cayman, 3.79%, 8/19/13 (g)(j)	JPY	1,230,000	11,845,206

			17,125,580

Sweden — 0.0%
Svensk Exportkredit AB, 10.50%, 9/29/15 (e)	TRY	1,397	640,526

United Arab Emirates — 1.0%
Abu Dhabi National Energy Co., 6.50%, 10/27/36	USD	817	692,734
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (g)		26,130	20,077,769
Nakheel Development Ltd.:
3.17%, 12/14/09		13,467	11,699,456
2.75%, 1/16/11		6,121	3,917,440

			36,387,399

United Kingdom — 0.1%
Shire Plc, 2.75%, 5/09/14 (g)		6,159	5,413,108

United States — 4.3%
The AES Corp., 8.375%, 3/01/11	GBP	213	346,923
Addax Petroleum Corp., 3.75%, 5/31/12 (g)	USD	2,800	2,957,500
Advanced Micro Devices, Inc.:
7.75%, 11/01/12		131	87,115
6.00%, 5/01/15 (g)		42,926	20,121,563
Amgen, Inc., 0.38%, 2/01/13 (g)		4,895	4,417,738
Archer-Daniels-Midland Co., 0.88%, 2/15/14 (g)		6,625	6,028,750
Cell Genesys, Inc., 3.13%, 5/01/13 (g)(l)		46	19,753
Chesapeake Energy Corp. (g):
2.75%, 11/15/35		1,587	1,374,739
2.50%, 5/15/37		8,404	5,945,830
2.25%, 12/15/38		5,238	3,214,823
China Milk Products Group Ltd., 16.27%, 1/05/12 (g)(j)		4,800	5,110,214
Crown Cork & Seal Co., Inc., 7.50%, 12/15/96	USD	375	300,469
General Cable Corp., 1.00%, 10/15/12 (g)		1,045	820,325
General Electric Capital Corp., 0.60%, 1/15/10 (e)	JPY	300,000	3,079,283
Greenbrier Cos., Inc., 2.38%, 5/15/26 (g)	USD	1,413	771,851
Helix Energy Solutions Group, Inc., 3.25%, 12/15/25 (g)		422	318,610
Hologic, Inc., 2.00%, 12/15/37 (g)(m)		20,296	14,410,160
IOI Capital Bhd Series IOI, 0.00%, 12/18/11 (g)(j)		4,675	5,306,125
Intel Corp., 2.95%, 12/15/35 (g)		1,602	1,345,680
Mandra Forestry, 12.00%, 5/15/13 (b)(h)(n)(o)		1,250	875,000
McMoRan Exploration Co. (g):
5.25%, 10/06/11		560	494,200
5.25%, 10/06/11 (h)		325	286,813
Medtronic, Inc. (g):
1.50%, 4/15/11		1,333	1,289,678
1.63%, 4/15/13		7,161	6,597,071
Millipore Corp., 3.75%, 6/01/26 (g)		410	404,875
Mylan, Inc., 1.25%, 3/15/12 (g)		6,760	5,855,850
Nabi Biopharmaceuticals, 2.88%, 4/15/25 (g)		200	190,000
Nextel Communications, Inc., 5.25%, 1/15/10 (g)		1,025	1,014,750
Northwest Airlines, Inc. Series 1999-3-B, 9.49%, 10/01/16 (b)(n)		356	37,405
Paka Capital Ltd., 4.63%, 3/12/13 (g)(j)		2,900	2,718,895
Pemex Project Funding Master Trust, 5.50%, 2/24/25	EUR	2,030	2,178,570
Preferred Term Securities Ltd. (g):
XXIV, 5.97%, 3/22/37 (h)	USD	400	4
XXV, 5.76%, 6/22/37		500	200
XXVI, 6.19%, 9/22/37		500	5
XXVII, 6.29%, 12/22/37		500	5
Ranbaxy Laboratories Ltd., 18.53%, 3/18/11 (g)(j)		2,128	2,241,399
SBA Communications Corp., 4.00%, 10/01/14 (g)(h)		3,508	3,525,540
SOCO Finance Jersey Ltd., 4.50%, 5/16/13 (g)		437	420,606
SanDisk Corp., 1.00%, 5/15/13 (g)		13,386	8,399,715
Sino-Forest Corp., 5.00%, 8/01/13 (g)		2,000	1,723,360
SonoSite, Inc., 3.75%, 7/15/14 (g)		1,220	1,037,000
Suzlon Energy Ltd., 14.36%, 10/11/12 (g)(j)		3,325	2,527,000
TNK-BP Finance SA (h):
6.63%, 3/20/17		7,240	5,719,600
7.88%, 3/13/18		9,494	7,832,550
Tenet Healthcare Corp., 9.25%, 2/01/15		600	549,000

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

United States (concluded)

Transocean, Inc. (g):
1.50%, 12/15/37	USD	17,386	$15,929,923
Series A, 1.63%, 12/15/37		10,899	10,299,555
Series C, 1.50%, 12/15/37		2,067	1,821,544
Uno Restaurant Corp., 10.00%, 2/15/11 (h)		220	45,100

			159,992,664

Total Corporate Bonds — 13.0%			482,921,806

Foreign Government Obligations

Australian Government Bonds, 5.75%, 6/15/11	AUD	5,536	4,605,229
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 5/15/17	BRL	6,300	5,662,573
Series F, 10.00%, 1/01/17		63,862	28,214,033
Bundesrepublik Deutschland:
4.00%, 7/04/16	EUR	20,575	30,575,449
4.25%, 7/04/17		17,050	25,658,835
3.50%, 7/04/19		8,310	11,771,188
Series 07, 4.00%, 1/04/18		4,800	7,105,896
Series 08, 4.25%, 7/04/18		11,100	16,742,885
Bundesschatzanweisungen Series 1, 4.75%, 6/11/10		13,636	19,822,061
Caisse d’Amortissement de la Dette Sociale:
3.75%, 7/12/09		3,800	5,334,564
3.25%, 4/25/13		900	1,286,592
4.00%, 10/25/14		1,125	1,641,391
Canadian Government Bond:
4.00%, 9/01/10	CAD	3,355	2,998,833
4.00%, 6/01/16		3,095	2,842,669
Deutsche Bundesrepublik Inflation Linked Series I/L, 1.50%, 4/15/16	EUR	525	741,160
Japanese Government CPI Linked Bond:
Series 5, 0.80%, 9/10/15	JPY	312,127	2,872,273
Series 6, 0.80%, 12/10/15		979,696	8,963,558
Series 7, 0.80%, 3/10/16		2,543,161	23,165,246
Series 8, 1.00%, 6/10/16		1,278,750	11,654,565
Series 16, 1.40%, 6/10/18		1,211,580	10,987,038
Japanese Government Two Year Bond Series 272, 0.70%, 9/15/10		453,700	4,737,309
Malaysia Government Bond:
3.76%, 4/28/11	MYR	24,607	7,165,502
Series 3/06, 3.87%, 4/13/10		21,303	6,147,349
Netherland Government Bond, 3.75%, 7/15/14	EUR	1,300	1,900,440
New Zealand Government Bond Series 216, 4.50%, 2/14/16	NZD	1,175	1,095,626
Poland Government Bond, 3.00%, 8/24/16	PLN	21,915	7,103,646
United Kingdom Gilt, 4.25%, 3/07/11	GBP	17,410	30,024,037

Total Foreign Government Obligations — 7.6%			280,819,947

	Par
Structured Notes	(000)		Value

Taiwan — 0.0%
UBS AG (Total Return TWD Linked Notes), 0.26%, 12/01/10 (j)	USD	343	$342,460

Total Structured Notes — 0.0%			342,460

U.S. Treasury Obligations

U.S. Treasury Inflation Indexed Bonds:
0.88%, 4/15/10		20,934	20,934,486
2.38%, 4/15/11 (d)		39,478	40,650,352
2.00%, 4/15/12		11,558	11,887,057
1.88%, 7/15/15 (d)		3,759	3,812,174
2.00%, 1/15/16		64,189	65,151,660
2.50%, 7/15/16 (p)		48,417	50,823,095
2.38%, 1/15/17		12,889	13,448,468
1.63%, 1/15/18		12,800	12,675,599
2.38%, 1/15/27		14,379	14,887,182
U.S. Treasury Notes:
4.63%, 7/31/09		11,183	11,223,192
2.13%, 1/31/10		6,340	6,403,153
2.88%, 6/30/10		15,546	15,906,714
2.75%, 7/31/10		17,600	18,011,805
4.88%, 5/31/11 (d)		25,500	27,332,813
4.88%, 6/30/12		4,500	4,930,313
1.75%, 1/31/14		20,612	20,032,391
2.63%, 2/29/16		11,260	10,926,603
2.75%, 2/15/19		25,800	24,163,248

Total U.S. Treasury Obligations — 10.1%			373,200,305

Total Fixed Income Securities — 30.7%			1,137,287,518

Total Long-Term Investments (Cost — $3,026,182,002) — 82.1%			3,035,790,114

	Beneficial
	Interest
Short-Term Securities	(000)

Money Market Fund — 0.1%

United States — 0.1%
BlackRock Liquidity Series, LLC Money Market Series, 0.55% (q)(r)(s)	USD	2,746	2,746,000

	Par
Time Deposits	(000)

Canada — 0.0%
Brown Brothers Harriman & Co., 0.05%, 7/01/09	CAD	54	46,277

Japan — 0.0%
Brown Brothers Harriman & Co., 0.01%, 7/01/09	JPY	163,647	1,698,730

Switzerland — 0.0%
Brown Brothers Harriman & Co., 0.02%, 7/01/09	CHF	97	88,848

Total Time Deposits — 0.0%			1,833,855

U.S. Treasury Obligations
U.S. Treasury Bills (t):
0.09%, 7/02/09	USD	61,100	61,099,677
0.07%, 7/09/09		36,910	36,909,101

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

		Par
		(000)	Value

U.S. Treasury Obligations (t): (concluded)

0.12%, 7/16/09	USD	34,970	$34,967,792
0.17%, 7/23/09		46,330	46,325,746
0.13%, 7/30/09		75,805	75,795,502
0.14%, 8/06/09		34,567	34,560,980
0.14%, 8/13/09		73,200	73,185,799
0.18%, 8/20/09		104,290	104,263,446
0.15%, 8/27/09		37,900	37,891,473
0.17%, 9/03/09		68,195	68,177,406
0.19%, 9/10/09		53,135	53,117,731
0.17%, 9/17/09		27,800	27,789,047
0.19%, 9/24/09		17,300	17,292,855
0.20%, 10/01/09		61,000	60,969,932

Total U.S. Treasury Obligations — 19.8%			732,346,487

Total Short-Term Securities (Cost — $736,916,416) — 19.9%			736,926,342

Options Purchased		Contracts

Exchange-Traded Call Options
Bed Bath & Beyond, Inc., expiring August 2009 at USD 27.50		1,184	455,840
Best Buy Co., Inc., expiring September 2009 at USD 40		1,203	78,195
Carnival Corp., expiring July 2009 at USD 30		1,200	9,000
General Motors Corp.:
expiring January 2010 at USD 50		265	265
expiring January 2010 at USD 60		250	250
Home Depot, Inc., expiring August 2009 at USD 30		1,175	2,938
Paccar, Inc., expiring August 2009 at USD 35		1,190	178,500
S&P 500 Listed Option:
expiring December 2009 at USD 92.50		760	4,423,200
expiring December 2009 at USD 100		85	227,375
Staples, Inc., expiring September 2009 at USD 22.50		1,200	66,000

			5,441,563

Exchange-Traded Put Options
S&P 500 Listed Option:
expiring September 2009 at USD 87.50		301	826,245
expiring December 2009 at USD 90		123	736,770

			1,563,015

Over-the-Counter Call Options
Australian Dollar, expiring December 2009 at USD 0.78, Broker Morgan Stanley Capital Services, Inc.		41	261,346

Total Options Purchased (Premiums Paid — $8,271,160) — 0.2%			7,265,924

Total Investments Before Structured Options, Investments Sold Short and Options Written (Cost — $3,771,369,578*) — 102.2%			3,779,982,380

Structured Options		Contracts	Value

Credit Suisse Euro Stoxx Index Link, expiring July 2009 (u)		7,748	$(2,177,337)
JPMorgan Euro Stoxx Index Link, expiring July 2010 (v)		18,150	(298,862)

Total Structured Options (Premiums Paid — $360,320*) — (0.1)%			(2,476,199)

Investments Sold Short		Shares

Bed Bath & Beyond, Inc.		(190,467)	(5,856,860)
Best Buy Co., Inc.		(120,300)	(4,028,847)
Carnival Corp.		(343,795)	(8,859,597)
D.R. Horton Inc.		(232,600)	(2,177,136)
Home Depot, Inc.		(209,800)	(4,957,574)
Lowe’s Cos., Inc.		(130,300)	(2,529,123)
Masco Corp.		(85,300)	(817,174)
Paccar Inc.		(119,000)	(3,868,690)
Staples, Inc.		(171,700)	(3,463,189)

Total Investments Sold Short (Proceeds — $33,469,852) — (1.0)%			(36,558,190)

Options Written		Contracts

Exchange-Traded Call Options
Aetna, Inc., expiring October 2009 at USD 30		1,083	(116,422)
Apple, Inc., expiring January 2010 at USD 85		388	(2,293,080)
Avon Products, Inc., expiring January 2010 at USD 22.50		646	(297,160)
BB&T Corp., expiring December 2009 at USD 26		520	(57,200)
Bank of America Corp., expiring November 2009 at USD 15		3,454	(431,750)
Burlington Northern Santa Fe Corp., expiring January 2010 at USD 80		670	(341,700)
Cigna Corp., expiring October 2009 at USD 25		1,154	(311,580)
Consol Energy, Inc., expiring January 2010 at USD 46		1,070	(240,750)
Electronic Arts, Inc., expiring January 2010 at USD 22.50		643	(159,142)
Hewlett-Packard Co., expiring August 2009 at USD 35		1,396	(593,300)
Humana, Inc., expiring November 2009 at USD 32		625	(250,000)
JPMorgan Chase & Co., expiring December 2009 at USD 39		1,689	(416,339)
Microsoft Corp.:
expiring January 2010 at USD 15		2,881	(2,578,495)
expiring January 2010 at USD 17.50		1,624	(1,088,080)
Morgan Stanley, expiring October 2009 at USD 33		406	(48,720)
Mylan Laboratories Inc., expiring October 2009 at USD 15		679	(33,950)
Panera Bread Co. Class A, expiring August 2009 at USD 55		86	(10,320)
Polycom, Inc., expiring January 2010 at USD 20		591	(172,868)

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund

Consolidated Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Exchange-Traded Call Options (concluded)

S&P 500 Listed Option, expiring December 2009 at USD 102.50	760	$(1,436,400)
UnitedHealth Group, Inc., expiring December 2009 at USD 27	1,457	(338,753)
WellPoint, Inc., expiring December 2009 at USD 55	674	(269,600)

		(11,485,609)

Exchange-Traded Put Options
S&P 500 Listed Option:
expiring September 2009 at USD 80	301	(362,705)
expiring December 2009 at USD 80	123	(364,080)

		(726,785)

Total Options Written (Premiums Received — $9,414,163) — (0.3)%		(12,212,394)

Total Investments, Net of Structured Options, Investments Sold Short and Options Written — 100.8%		3,728,735,597
Liabilities in Excess of Other Assets — (0.8)%		(28,694,199)

Net Assets — 100.0%		$3,700,041,398

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$3,793,006,743

Gross unrealized appreciation	$159,313,851
Gross unrealized depreciation	(174,814,413)

Net unrealized depreciation	$(15,500,562)

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	All or a portion of security has been pledged as collateral for financial futures contracts.

(e)	Variable rate security. Rate shown is as of report date.

(f)	Security is perpetual in nature and has no stated maturity date.

(g)	Convertible security.

(h)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(i)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(j)	Represents a zero-coupon bond. Rate shown represents the current yield as of report date.

(k)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.

(l)	When-issued security.

(m)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(n)	Issuer filed for bankruptcy and/or is in default of interest payments.

(o)	Issued with warrants.

(p)	All or a portion of security has been pledged as collateral in connection with swaps.

(q)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	—	$514
BlackRock Liquidity Series, LLC Money Market Series	$(6,054,000)	$29,710

(r)	Represents the current yield as of report date.

(s)	Security was purchased with the cash proceeds from securities loans.

(t)	Rates shown are the discount rates paid at the time of purchase.

(u)	CSFB DJ Euro Stoxx Structured Option is issued in units. Each unit contains (a) one written put unit on the DJ Euro Stoxx 50 Index (Ticker “SX5E”) at a strike price of 3,384.537 and (b) the equivalent of 2.37 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,562.67 and an upper call strike of 3,918.937. For each unit of the Structured Option, the Fund has sold or written 2.37 calls on the DJ Euro Stoxx Index at 3,918.937 and bought 2.37 calls on the DJ Euro Stoxx Index at 3,562.67. Because the Structured Option was constructed with an upper call strike limit of 110%, theoretically, the structure peaked at a 23.7% return in the event that the DJ Euro Stoxx Index rose above 3,918.937. At period end, the DJ Euro Stoxx Index was at 2,401.69. At June 30, 2009, the value of this Structured Option was $(2,177,337) representing the price of the potential obligation of the Fund to the counterparty on the imbedded Put at expiration of $982.577 per unit. The option expires on July 13, 2009.

(v)	JP Morgan DJ EuroStoxx Structured Option is issued in units. Each unit represents a composite structure based on the product of the DJ EuroStoxx 50 Index and the Euro/U.S. Dollar exchange rate. Each unit contains (a) one written put on the composite index at a strike price of 3,299.55 and (b) 2.03 Call Spread units on the DJ Euro Stoxx with a lower call strike of 3,401.60 and an upper call strike of 3,911.84. For each unit of the Structured Option, the Fund has sold or written 2.03 calls on the composite index at 3,911.84 and bought 2.03 calls on the composite index at 3,401.60. Because the Structured Option was constructed with an upper call strike limit of 115%, theoretically the structure would peak at 30.45% return in the event that the composite index rose above 3,911.84.

On June 30, 2009, the composite index was 3,368.73. At this time, the value of this Structured Option was $(299,043) representing the potential obligation of the Fund to the counterparty on the price of the structure of $(56.05) per unit. The option expires on July 16, 2010.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments June 30, 2009 (continued)

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

						Unrealized
Currency		Currency			Settlement	Appreciation
Purchased		Sold		Counterparty	Date	(Depreciation)

USD	3,553	BRL	6,946	Brown Brothers Harriman & Co.	7/01/09	$8
USD	17,469	MYR	61,534	Brown Brothers Harriman & Co.	7/01/09	(37)
BRL	174,836	USD	89,111	Brown Brothers Harriman & Co.	7/02/09	114
CHF	12,162,331	EUR	8,038,500	UBS AG	7/02/09	(83,332)
USD	42,950	CAD	49,925	Brown Brothers Harriman & Co.	7/02/09	28
EUR	8,038,500	CHF	12,127,524	UBS AG	7/02/09	115,345
EUR	4,015,908	HUF	1,136,301,036	Citibank, NA	7/02/09	(222,592)
EUR	1,763,400	SEK	19,185,792	HSBC Bank USA, NA	7/02/09	(13,078)
EUR	15,015,048	USD	20,815,736	Citibank, NA	7/02/09	248,512
EUR	15,015,048	USD	20,825,871	Deutsche Bank AG	7/02/09	238,377
EUR	4,011,200	USD	5,563,936	UBS AG	7/02/09	63,280
HUF	1,094,334,802	EUR	4,015,908	Citibank, NA	7/02/09	8,762
JPY	132,665,000	USD	1,383,996	Credit Suisse International	7/02/09	(6,845)
SEK	19,168,158	EUR	1,763,400	HSBC Bank USA, NA	7/02/09	10,842
SGD	5,925,414	USD	4,092,702	HSBC Bank USA, NA	7/02/09	(1,695)
SGD	4,345,414	USD	3,002,013	UBS AG	7/02/09	(1,865)
USD	21,133,680	EUR	15,015,048	Citibank, NA	7/02/09	69,685
USD	21,141,187	EUR	15,015,048	Deutsche Bank AG	7/02/09	77,192
USD	5,639,747	EUR	4,011,200	UBS AG	7/02/09	12,599
USD	1,378,109	JPY	132,665,000	Credit Suisse International	7/02/09	987
USD	4,063,735	SGD	5,925,414	HSBC Bank USA, NA	7/02/09	(27,190)
USD	2,981,109	SGD	4,345,414	UBS AG	7/02/09	(18,979)
USD	1,038,908	ZAR	8,416,700	UBS AG	7/02/09	(52,117)
ZAR	8,416,700	USD	1,093,078	UBS AG	7/02/09	(1,595)
HKD	483,445	USD	62,380	UBS AG	7/03/09	1
USD	1,865,252	GBP	1,141,756	Brown Brothers Harriman & Co.	7/09/09	(13,158)
BRL	4,388,845	USD	2,178,087	JPMorgan Chase Bank NA	7/10/09	57,443
EUR	16,582,348	USD	23,260,308	Citibank, NA	7/10/09	3,325
EUR	15,015,048	USD	21,066,112	Deutsche Bank AG	7/10/09	(1,269)
JPY	1,159,460,037	EUR	8,672,102	Barclays Bank, Plc	7/10/09	(129,172)
JPY	1,164,686,400	EUR	8,700,000	Brown Brothers Harriman & Co.	7/10/09	(114,052)
JPY	2,984,564,662	EUR	22,294,000	JPMorgan Chase Bank NA	7/10/09	(292,031)
JPY	813,744,817	EUR	6,080,800	UBS AG	7/10/09	(82,872)
JPY	2,030,391,842	USD	21,295,881	Morgan Stanley Capital Services, Inc.	7/10/09	(217,157)
USD	4,946,951	CHF	5,300,361	Credit Suisse International	7/10/09	68,314
USD	1,079,617	TRY	1,680,640	Morgan Stanley Capital Services, Inc.	7/10/09	(8,395)
USD	1,446,616	TWD	47,449,000	Morgan Stanley Capital Services, Inc.	7/10/09	(5,341)
SGD	8,043,750	USD	5,521,676	Brown Brothers Harriman & Co.	7/13/09	31,083
EUR	15,015,048	USD	21,134,506	Citibank, NA	7/16/09	(69,739)
EUR	15,015,048	USD	21,141,938	Deutsche Bank AG	7/16/09	(77,172)
EUR	4,011,200	USD	5,639,908	UBS AG	7/16/09	(12,554)
JPY	132,665,000	USD	1,378,338	Credit Suisse International	7/16/09	(960)
KRW	1,189,066,000	USD	943,703	Morgan Stanley Capital Services, Inc.	7/16/09	(9,754)
USD	8,550,000	EUR	6,166,429	Deutsche Bank AG	7/16/09	(100,947)
USD	8,550,000	EUR	6,166,073	HSBC Bank USA, NA	7/16/09	(100,448)
USD	1,089,724	ZAR	8,416,700	UBS AG	7/16/09	2,019
EUR	4,019,250	CHF	6,126,462	UBS AG	7/17/09	(934)
EUR	4,015,908	HUF	1,098,499,298	Citibank, NA	7/17/09	(6,647)
EUR	1,763,400	SEK	19,170,098	HSBC Bank USA, NA	7/17/09	(10,867)
USD	1,293,445	SGD	1,872,974	HSBC Bank USA, NA	7/17/09	557
USD	3,001,515	SGD	4,345,414	UBS AG	7/17/09	1,935

Total						$(672,386)

•	Currency Abbreviations:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Frank
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungary Forint
JPY	Japanese Yen
KRW	South Korean Won
MYR	Malaysian Ringgit
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand

•	Credit default swaps on single-name issues—buy protection outstanding as of June 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Carnival Corp.	0.25%	JPMorgan Chase Bank NA	September 2011	USD	475	$17,585
DaimlerChrysler NA Holding Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	EUR	245	5,925
JC Penney Corp.	0.53%	JPMorgan Chase Bank NA	September 2011	USD	150	6,418
McDonald’s Corp.	0.16%	JPMorgan Chase Bank NA	September 2011	USD	150	503
Whirlpool Corp.	0.48%	JPMorgan Chase Bank NA	September 2011	USD	150	6,426

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments June 30, 2009 (continued)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

United Mexican States	3.65%	Citibank, NA	February 2014	USD	1,680	$(112,995)
United Mexican States	3.85%	Citibank, NA	February 2014	USD	1,690	(127,976)
United Mexican States	4.90%	Citibank, NA	March 2014	USD	1,780	(214,888)
United Mexican States	4.88%	Deutsche Bank AG	March 2014	USD	1,830	(219,869)
United Mexican States	4.80%	Morgan Stanley Capital Services, Inc.	March 2014	USD	1,830	(192,102)
United Mexican States	3.87%	Credit Suisse International	April 2014	USD	820	(63,492)
Spain (Kingdom of)	0.49%	Morgan Stanley Capital Services, Inc.	September 2018	USD	1,960	56,200
Spain (Kingdom of)	0.50%	Morgan Stanley Capital Services, Inc.	September 2018	USD	1,960	55,450
Spain (Kingdom of)	0.50%	Morgan Stanley Capital Services, Inc.	September 2018	USD	4,485	125,165
Spain (Kingdom of)	0.83%	Deutsche Bank AG	December 2018	USD	2,440	6,754
Spain (Kingdom of)	0.85%	Deutsche Bank AG	December 2018	USD	7,230	11,537

Total						$(639,359)

•	Credit default swaps on traded indexes—buy protection outstanding as of June 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

CMBX Index	0.35%	JPMorgan Chase Bank NA	February 2051	USD	3,400	$93,841
CMBX North American Index Series 4 AAA	0.35%	Deutsche Bank AG	February 2051	USD	1,611	(253,943)
CMBX North American Index Series 4 AAA	0.35%	Deutsche Bank AG	February 2051	USD	1,830	(229,577)
CMBX North American Index Series 4 AAA	0.35%	JPMorgan Chase Bank NA	February 2051	USD	1,601	(122,201)
CMBX North American Index Series 4 AAA	0.35%	JPMorgan Chase Bank NA	February 2051	USD	1,830	(244,747)
CMBX North American Index Series 4 AAA	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD	1,597	(171,541)
CMBX North American Index Series 4 AAA	0.35%	Morgan Stanley Capital Services, Inc.	February 2051	USD	3,790	(547,104)

Total						$(1,475,272)

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

			Expiration		Unrealized
Contracts	Issue	Exchange	Date	Face	Appreciation

78	Hang Seng Index Future	Hong Kong	July 2009	$9,218,241	$51,119
114	MSCI Singapore IX ETS Future	Singapore	July 2009	$4,375,025	16,856
60	Taiwan MSCI Simex Index	Singapore	July 2009	$1,381,440	960
6	Dax Index 25 Euro	Eurex Deutschland	September 2009	$1,004,471	9,691
1,060	DJ Euro Stoxx 50	Eurex Deutschland	September 2009	$35,427,497	231,496
30	Emini MSCI Index Future	Chicago	September 2009	$1,928,613	25,737
123	FTSE 100 Index	LIFFE	September 2009	$8,727,303	(191,791)
164	Osaka Nikkei 225	Osaka	September 2009	$16,768,567	136,192
138	S&P 500 Index	Chicago	September 2009	$32,165,552	(580,802)
122	S&P TSE 60 Index	Montreal	September 2009	$12,717,263	437,739
24	SPI 200 Index AUD Future	Sydney	September 2009	$1,871,630	14,430
110	Yen Denominated Nikkei	Chicago	September 2009	$5,630,989	15,453

Total					$167,080

•	Financial futures contracts sold as of June 30, 2009 were as follows:

			Expiration		Unrealized
Contracts	Issue	Exchange	Date	Face	Depreciation

1	Euro Dollar Future	Chicago	September 2009	$237,549	$(10,776)
34	TOPIX Index Future	Tokyo	September 2009	$3,234,903	(27,982)

Total					$(38,758)

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities
•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments June 30, 2009 (continued)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

	Assets	Liabilities
Level 1
Long-Term Investments:
Common Stocks
Brazil	$57,746,171
Canada	88,536,777
China	1,732,331
Finland	2,980,152
France	41,286
Germany	32,160
Ireland	1,657,768
Israel	6,485,355
Japan	303,112
Kazakhstan	8,947,100
Mexico	4,417,416
Netherlands	468,144
Russia	22,215,723
South Africa	878,997
South Korea	8,230,014
Switzerland	7,839,938
Taiwan	5,466,516
Thailand	5,754,105
United Kingdom	16,786,223
United States	978,468,305
Investment Companies	104,741,448
Preferred Stocks	5,518,764
Warrants	162,306
Investments Sold Short	—	$(36,558,190)

Total Level 1	1,329,410,111	(36,558,190)

Level 2
Long-Term Investments:
Common Stocks
Australia	9,455,339
Austria	908,028
China	41,096,669
Egypt	2,626,308
Finland	3,277,086
France	24,464,611
Germany	11,309,320
Hong Kong	14,325,930
India	23,309,761
Indonesia	579,945
Italy	4,830,912
Japan	275,214,883
Luxembourg	2,460,081
Malaysia	9,346,386
Netherlands	2,366,193
Norway	1,771,859
Philippines	11,173
Russia	9,073,912
Singapore	21,401,653
South Africa	1,386,413
South Korea	15,544,357
Spain	6,055,354
Switzerland	22,779,845
Taiwan	14,807,544
United Kingdom	34,263,767
Corporate Bonds	406,629,344
Foreign Government Obligations	273,716,301
U.S. Treasury Obligations	373,200,305
Investment Companies	608,578
Capital Trusts	1,767,051
Preferred Stocks	9,394,984
Short-Term Securities	736,926,342

Total Level 2	2,354,910,234	—

Level 3
Long-Term Investments:
Asset-Backed Securities	3,000
Corporate Bonds	76,292,462
Foreign Government Obligations	7,103,646
Structured Notes	342,460
Warrants	1,250
Preferred Stock	4,653,293

Total Level 3	88,396,111	—

Total	$3,772,716,456	$(36,558,190)

Valuation	Other Financial
Inputs	Instruments[1]

	Assets	Liabilities
Level 1	$7,944,251	$(13,023,745)
Level 2	1,563,717	(4,183,229)
Level 3	93,841	(2,476,199)

Total	$9,601,809	$(19,683,173)

[1]	Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts and options. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Schedule of Investments June 30, 2009 (concluded)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

			Foreign
	Asset-Backed		Government	Structured		Preferred	Investments in
	Securities	Corporate Bonds	Obligations	Notes	Warrants	Stock	Securities

							Assets
Balance, as of December 31, 2008	—	—	—	—	—	—	—
Accrued discounts/premiums	—	—	—	—	—	—	—
Realized gain (loss)	—	—	—	—	—	—	—
Change in unrealized appreciation/depreciation[2]	—	$(87,281)	—	—	—	—	$(87,281)
Net purchases (sales)	—	—	—	—	—	—	—
Net transfers in	$3,000	76,379,743	$7,103,646	$342,460	$1,250	$4,653,293	88,483,392

Balance, as of June 30, 2009	$3,000	$76,292,462	$7,103,646	$342,460	$1,250	$4,653,293	$88,396,111

The following is a reconciliation of other financial instruments for unobservable inputs (Level 3) used in determining fair value:

	Other Financial
	Instruments

	Assets	Liabilities
Balance, as of December 31, 2008	$195,050	—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation/depreciation[2]	(101,209)	—
Net purchases (sales)	—	—
Net transfers in	—	$(2,476,199)

Balance, as of June 30, 2009	$93,841	$(2,476,199)

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $2,571,200) (cost—$3,768,623,578)	$3,777,236,380
Investments at value—affiliated (cost—$2,746,000)	2,746,000
Unrealized appreciation on foreign currency exchange contracts	1,010,408
Unrealized appreciation on swaps	385,804
Cash on deposit for short sales	38,844,307
Foreign currency at value (cost—$3,256,642)	3,236,421
Capital shares sold receivable	17,350,780
Interest receivable	13,745,647
Swap premiums paid	5,667,294
Dividends receivable	4,897,594
Investments sold receivable	2,759,512
Securities lending income receivable—affiliated	5,077
Prepaid expenses	52,213
Other assets	5,187

Total assets	3,867,942,624

Liabilities:
Collateral at value—securities loaned	2,746,000
Investments sold short at value (proceeds—$33,469,852)	36,558,190
Options written at value (premiums received—$9,414,163)	12,212,394
Structured options (premiums paid—$360,320)	2,476,199
Unrealized depreciation on foreign currency exchange contracts	1,682,794
Unrealized depreciation on swaps	2,500,435
Deferred foreign capital gain tax	1,008,782
Bank overdraft	272,409
Investments purchased payable	94,457,164
Capital shares redeemed payable	10,160,441
Investment advisory fees payable	1,950,091
Margin variation payable	866,450
Distribution fees payable	623,454
Swaps payable	149,961
Dividends on short sales payable	14,165
Other affiliates payable	13,581
Officer’s and Directors’ fees payable	1,309
Other accrued expenses payable	207,407

Total liabilities	167,901,226

Net Assets	$3,700,041,398

Net Assets Consist of:
Paid-in capital	$3,781,888,245
Undistributed net investment income	42,895,828
Accumulated net realized loss	(121,330,783)
Net unrealized appreciation/depreciation	(3,411,892)

Net Assets	$3,700,041,398

Net Asset Value:
Class I—Based on net assets of $614,858,537 and 46,376,464 shares outstanding, 200 million shares authorized, $0.10 par value	$13.26

Class II—Based on net assets of $2,435,443 and 183,762 shares outstanding, 200 million shares authorized, $0.10 par value	$13.25

Class III—Based on net assets of $3,082,747,418 and 258,028,613 shares outstanding, 200 million shares authorized, $0.10 par value	$11.95

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$23,637,136
Foreign tax withheld	(887,119)
Dividends	22,321,543
Securities lending—affiliated	29,710
Income—affiliated	514

Total income	45,101,784

Expenses:
Investment advisory	9,550,411
Distribution—Class II	1,401
Distribution—Class III	2,976,886
Accounting services	445,182
Custodian	274,727
Dividends on short sales	188,290
Printing	173,559
Professional	65,939
Officer and Directors	46,971
Transfer agent—Class I	429
Transfer agent—Class II	1
Transfer agent—Class III	1,804
Miscellaneous	68,086

Total expenses	13,793,686
Less fees waived by advisor	(62)

Total expenses after fees waived	13,793,624

Net investment income	31,308,160

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(66,375,222)
Financial futures contracts and swaps	35,434,221
Short sales	(2,281,782)
Options written	3,933,537
Foreign currency	(22,396,745)

(51,685,991)

Net change in unrealized appreciation/depreciation on:
Investments (net of $1,008,782 deferred foreign capital gain tax)	268,717,509
Financial futures contracts and swaps	(8,010,348)
Options written and structured options	(5,860,032)
Foreign currency	(1,966,107)
Short sales	(5,332,203)

247,548,819

Total realized and unrealized gain	195,862,828

Net Increase in Net Assets Resulting Operations	$227,170,988

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)[1]	December 31, 2008

Operations:
Net investment income	$31,308,160	$28,646,614
Net realized loss	(51,685,991)	(16,209,531)
Net change in unrealized appreciation/depreciation	247,548,819	(438,123,052)

Net increase (decrease) in net assets resulting from operations	227,170,988	(425,685,969)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(14,898,524)
Class II	—	(36,284)
Class III	—	(48,065,326)
Net realized gain:
Class I	—	(2,663,892)
Class II	—	(6,986)
Class III	—	(9,020,831)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(74,691,843)

Capital Share Transactions:
Net increase in net assets derived from capital share transactions	1,061,012,894	1,821,564,124

Net Assets:
Total increase in net assets	1,288,183,882	1,321,186,312
Beginning of period	2,411,857,516	1,090,671,204

End of period	$3,700,041,398	$2,411,857,516

End of period undistributed net investment income	$42,895,828	$11,587,668

[1]	Consolidated.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31
	(Unaudited)[1]		2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.52		$16.03	$14.78	$13.54		$12.56	$11.29

Net investment income[2]	0.14		0.27	0.32	0.32		0.27	0.23
Net realized and unrealized gain (loss)	0.60		(3.39)	2.19	1.92		1.03	1.41

Net increase (decrease) from investment operations	0.74		(3.12)	2.51	2.24		1.30	1.64

Dividends and distributions from:
Net investment income	—		(0.33)	(0.47)	(0.41)		(0.32)	(0.37)
Net realized gain	—		(0.06)	(0.79)	(0.59)		—	—

Total dividends and distributions	—		(0.39)	(1.26)	(1.00)		(0.32)	(0.37)

Net asset value, end of period	$13.26		$12.52	$16.03	$14.78		$13.54	$12.56

Total Investment Return:[3]
Based on net asset value	5.91%	[4]	(19.48)%	17.01%	16.53%	[5]	10.43%	14.57%

Ratios to Average Net Assets:
Total expenses	0.74%	[6]	0.80%	0.78%	0.79%		0.77%	0.76%

Total expenses after fees waived	0.74%	[6]	0.80%	0.78%	0.79%		0.77%	0.76%

Net investment income	2.26%	[6]	1.81%	2.03%	2.18%		2.07%	1.93%

Supplemental Data:
Net assets, end of period (000)	$614,859		$589,326	$755,675	$717,928		$679,681	$613,145

Portfolio turnover	12%		31%	34%	55%		57%	44%

[1]	Consolidated.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total investment return.

[6]	Annualized.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)[1]		2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$12.53		$16.03	$14.78	$13.54		$12.56	$11.29

Net investment income[2]	0.13		0.25	0.30	0.29		0.25	0.21
Net realized and unrealized gain (loss)	0.59		(3.39)	2.19	1.92		1.03	1.41

Net increase (decrease) from investment operations	0.72		(3.14)	2.49	2.21		1.28	1.62

Dividends and distributions from:
Net investment income	—		(0.30)	(0.45)	(0.38)		(0.30)	(0.35)
Net realized gain	—		(0.06)	(0.79)	(0.59)		—	—

Total dividends and distributions	—		(0.36)	(1.24)	(0.97)		(0.30)	(0.35)

Net asset value, end of period	$13.25		$12.53	$16.03	$14.78		$13.54	$12.56

Total Investment Return:[3]
Based on net asset value	5.75%	[4]	(19.57)%	16.82%	16.36%	[5]	10.27%	14.40%

Ratios to Average Net Assets:
Total expenses	0.89%	[6]	0.95%	0.93%	0.94%		0.92%	0.91%

Total expenses after fees waived	0.89%	[6]	0.95%	0.93%	0.94%		0.92%	0.91%

Net investment income	2.16%	[6]	1.69%	1.90%	2.03%		1.92%	1.78%

Supplemental Data:
Net assets, end of period (000)	$2,435		$1,544	$1,521	$1,771		$1,743	$1,720

Portfolio turnover	12%		31%	34%	55%		57%	44%

[1]	Consolidated.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total investment return.

[6]	Annualized.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Financial Highlights (concluded)

	Class III
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)[1]		2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$11.30		$14.53	$13.51	$12.45		$11.58	$10.46

Net investment income[2]	0.12		0.21	0.24	0.23		0.22	0.19
Net realized and unrealized gain (loss)	0.53		(3.07)	2.02	1.81		0.95	1.29

Net increase (decrease) from investment operations	0.65		(2.86)	2.26	2.04		1.17	1.48

Dividends and distributions from:
Net investment income	—		(0.31)	(0.45)	(0.39)		(0.30)	(0.36)
Net realized gain	—		(0.06)	(0.79)	(0.59)		—	—

Total dividends and distributions	—		(0.37)	(1.24)	(0.98)		(0.30)	(0.36)

Net asset value, end of period	$11.95		$11.30	$14.53	$13.51		$12.45	$11.58

Total Investment Return:[3]
Based on net asset value	5.75%	[4]	(19.67)%	16.75%	16.40%	[5]	10.18%	14.20%

Ratios to Average Net Assets:
Total expenses	0.99%	[6]	1.03%	1.04%	1.04%		1.02%	1.01%

Total expenses after fees waived	0.99%	[6]	1.03%	1.04%	1.04%		1.02%	1.01%

Net investment income	2.10%	[6]	1.66%	1.67%	1.88%		1.85%	1.79%

Supplemental Data:
Net assets, end of period (000)	$3,082,747		$1,820,988	$333,475	$71,208		$29,074	$9,455

Portfolio turnover	12%		31%	34%	55%		57%	44%

[1]	Consolidated.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	The previous investment advisor fully reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which had a minimal impact on total investment return.

[6]	Annualized.

See Consolidated Notes to Financial Statements.

BlackRock Variable Series Funds, Inc.
BlackRock Global Allocation V.I. Fund
Consolidated Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Global Allocation V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Company’s Board Of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series, at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange

(“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently “marked to market” to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Forward Commitments and When-Issued Delayed Delivery Securities: The Fund may purchase securities on a when-issued basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. The Fund may purchase securities under such conditions only with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before settlement date. Since the value of securities purchased may fluctuate prior to settlement, the Fund may be required to pay more at settlement than the security is worth. In addition, the purchaser is not entitled to any of the interest earned prior to settlement. Upon making a commitment to purchase a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., financial futures contracts, swaps, options, written options, short sales, structured options or foreign currency exchange contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, swaps, structured options and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Basis of Consolidation: The accompanying consolidated financial statements include the accounts of BlackRock Cayman Global Allocation Fund I, Ltd., a wholly owned subsidiary of the Fund, which primarily invests in commodity-related instruments. Intercompany accounts and transactions have been eliminated.

Bank Overdraft: The Fund recorded a bank overdraft which resulted from estimates of available cash.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Fund is subject to equity risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by industry in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying securities (equity risk and interest rate risk). When the Fund purchases a call option it may increase its exposure to the underlying security and when the Fund purchases a put option it may decrease its exposure to the underlying security. When the Fund writes a call option it may decrease its exposure to the underlying security and when the Fund writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Structured Options: The Fund invests in structures options with approved counterparties to increase or decrease its exposure to underlying securities (equity risk). These structured options are European-Style Options and consist of multiple over-the-counter options which are priced as a single security. European-Style Options may only be exercised at the expiration date, but maybe transferred/sold prior to the expiration date. Each of the component options is purchased or sold on a single underlying index. The value on structured options will increase when the value of the underlying index increases, and decrease when the value of the underlying index decreases. The Fund may also invest in structured options the return of which is inversely related to changes in an index (“Inverse Structured Options”). In general, the value on Inverse Structured Options will decrease when the value of the underlying index increases, and increase when the value of the underlying index decreases. Upon the exercise of the structured option, the Fund will receive a payment from, or be required to remit a payment to the counterparty, depending on the value of the underlying index at exercise. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount loss is the premium paid.

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps—The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the fair value of the credit default swap.

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of
June 30, 2009*

	Asset Derivatives
	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/depreciation/Investments at value—unaffiliated	$7,944,251

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts/Investments at value—unaffiliated	1,271,754

Credit contracts	Unrealized appreciation on swaps	385,804

Total		$9,601,809

	Liability Derivatives
	Balance Sheet Location	Value

Equity contracts**	Net unrealized appreciation/depreciation/Structured options/Options written—at value	$15,489,168

Interest contracts**	Net unrealized appreciation/depreciation	10,776

Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	1,682,794

Credit contracts	Unrealized depreciation on swaps	2,500,435

Total		$19,683,173

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain (Loss) From
Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Equity contracts	$7,849,477	$35,786,034	—	—	$43,635,511

Interest rate contracts	—	35,377	—	—	35,377

Foreign currency exchange contracts	(201,787)	—	—	$(23,627,842)	(23,829,629)

Credit contracts	—	—	$(387,190)	—	(387,190)

Total	$7,647,690	$35,821,411	$(387,190)	$(23,627,842)	$19,454,069

Net Change in Unrealized Appreciation/
Depreciation on Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Equity contracts	$(4,928,514)	$(4,974,015)	—	—	$(9,902,529)

Interest rate contracts	—	108,703	—	—	108,703

Foreign currency exchange contracts	(337,658)	—	—	$(3,118,568)	(3,456,226)

Credit contracts	—	—	$(3,145,036)	—	(3,145,036)

Total	$(5,266,172)	$(4,865,312)	$(3,145,036)	$(3,118,568)	$(16,395,088)

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into separate sub-advisory agreements with BlackRock Investment Management, LLC, (“BIM”) and BlackRock International Ltd., both affiliates of the Manager, under which the Manager pays each sub-advisor for services they provide, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II and Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $25,709 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.15% and 0.25% based upon the average daily net assets of Class II and Class III, respectively.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six-months ended June 30, 2009, BIM received $7,501 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales (including paydowns) of investments, excluding short-term and US government securities for the six months ended June 30, 2009 were $1,060,738,211 and $259,601,480, respectively.

Purchases and sales of US government securities for the six months ended June 30, 2009 were $159,222,328 and $28,719,195, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written, beginning of period	76,000	$6,293,224

Options written	23,084	8,893,239

Options exercised	(315)	(94,255)

Options expired	(75,012)	(4,945,785)

Options closed	(1,261)	(1,713,378)

Outstanding call options written, end of period	22,496	$8,433,045

Transactions in put options written for the six months ended June 30, 2009 were as follows:

		Premiums
Put Options Written	Contracts	Received

Outstanding put options written, beginning of period	61,300	$39,539

Options written	1,711	1,082,883

Options exercised	(61,300)	(39,538)

Options expired	(1,287)	(101,766)

Outstanding put options written, end of period	424	$981,118

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $19,694,526 available to offset future realized capital gains, which expires December 31, 2016.

7.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

As of June 30, 2009, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments

Oil & Gas	11%

Pharmaceuticals	6

Diversified Financial Services	6

Other*	77

*	All other industries held were each less than 5% of long-term investments.

8.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	2,054,378	$26,502,738

Shares redeemed	(2,732,050)	(32,758,795)

Net decrease	(677,672)	$(6,256,057)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	4,616,953	$66,021,323

Shares issued to shareholders in reinvestment of dividends and distributions	1,410,637	17,562,416

Total issued	6,027,590	83,583,739

Shares redeemed	(6,117,580)	(85,872,321)

Net decrease	(89,990)	$(2,288,582)

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	88,243	$1,065,052

Shares redeemed	(27,694)	(332,647)

Net increase	60,549	$732,405

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	102,997	$1,563,130

Shares issued to shareholders in reinvestment of dividends and distributions	3,473	43,270

Total issued	106,470	1,606,400

Shares redeemed	(78,156)	(1,150,181)

Net increase	28,314	$456,219

Class III Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	145,136,586	$1,607,086,538

Shares redeemed	(48,254,514)	(540,549,992)

Net increase	96,882,072	$1,066,536,546

Class III Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	159,004,080	$2,084,119,674

Shares issued to shareholders in reinvestment of dividends and distributions	5,083,362	57,086,157

Total issued	164,087,442	2,141,205,831

Shares redeemed	(25,897,784)	(317,809,344)

Net increase	138,189,658	$1,823,396,487

9.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.085005

Class II	$0.085005

Class III	$0.085001

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

BlackRock Global Growth V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed its benchmark, the S&P Global Broad Market Index and its former benchmark, the MSCI World Index, for the six-month period.

What factors influenced performance?

•	Contributing most significantly to performance relative to the S&P Global Broad Market Index for the period was superior stock selection within materials, energy and health care, as well as good allocation decisions across the utilities, financials and health care sectors. Strength within materials was the result of the Fund’s positioning among diversified metals & mining, steel and fertilizer holdings that climbed substantially since March. Within energy, returns were aided by emphasizing exploration and production, as well as coal, which benefited from higher energy prices and stronger-than-index comparisons among integrated oil stocks. Underweights in utilities and health care contributed positively to relative results, as the sectors failed to keep pace during the equity market recovery between March and early June.

•	The biggest drag on returns came from the Fund’s underweight in information technology for much of the reporting period as well as underperformance within the sector. An underweight in hardware & equipment had a negative impact, and while an overweight in semiconductors was appropriate, selection within the group lagged. Another source of weakness came from stock selection within consumer discretionary. Specifically, the Fund did not participate sufficiently in the strong rebounds in autos, apparel and department stores. Finally, the Fund’s financial stocks suffered from weakness in regional banks, insurance and capital-markets-related holdings.

Describe recent portfolio activity.

•	At the start of the year, we became increasingly concerned over our defensive posture, knowing that so-called “low-quality” names typically lead the market’s advance when deeply oversold conditions reverse. Consequently, we made the decision to trim the Fund’s health care, consumer staples and utilities exposures, and used the proceeds to cover underweights in more cyclically-geared industries and financials.

•	After bottoming in March, global equity markets climbed throughout most of the second quarter, advancing more than 50% off their March lows. The extremely wide levels of valuation spreads narrowed considerably and our concern about headwinds the market may face in the months ahead led us to take profits and neutralize our modestly pro-cyclical bias. We reduced exposure to consumer discretionary, energy and financials, adding back to consumer staples, health care, telecommunication services and utilities. Geographically, we narrowed the Fund’s underweight in Europe and trimmed its exposure to Japan.

Describe Fund positioning at period end.

•	The Fund continues to be well-diversified and exhibits very modest sector, style and market risk exposures. All sector weightings were within 200 basis points of S&P Global Broad Market Index Sector weights at period-end. Geographically, we remain underweight in Europe and Japan, and have maintained the Fund’s overweight in emerging Asia.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to June 23, 2008, the recommencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

[2]	The Fund invests in a diversified portfolio of equity securities of issuers located in various foreign countries and the United States, placing particular emphasis on companies that have exhibited above-average earnings growth.

[3]	This rules-based Index is designed to measure global stock market performance. The Fund replaced the MSCI World Index with the S&P Global Broad Market Index because BlackRock believes the S&P Global Broad Market Index is a more appropriate measure of Fund management’s investment style and is better aligned with the Fund’s investment strategy.

[4]	This unmanaged market capitalization-weighted Index is comprised of a representative sampling of large-, medium- and small-capitalization companies in 23 countries, including the United states.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years		10 Years

Class I Shares[5]	11.46%	(29.25)%	5.87%		1.01%

Class III Shares[5]	11.36	(29.45)	5.60	[6]	0.75 [6]

S&P Global Broad Market Index	10.98	(28.66)	1.93		1.39

MSCI World Index	6.35	(29.50)	0.03		(0.84)

[5]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[6]	The returns for Class III Shares prior to June 23, 2008, the recommencement of operations of Class III Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Geographic Allocation	Long-Term Investments

United States	44%
Japan	8
United Kingdom	8
Canada	4
Switzerland	4
Hong Kong	3
France	3
Singapore	2
Taiwan	2
Spain	2
Germany	2
Luxembourg	2
China	2
Other[1]	14

[1]	Other includes a 1% investment in each of the following countries: Norway, South Korea, India, Australia, Sweden, Brazil, Thailand, Cayman Islands, Denmark, Italy, Belgium, South Africa, Mexico and Israel.

4

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,114.60	$5.82	$1,000	$1,019.30	$5.56

Class III	$1,000	$1,113.60	$7.13	$1,000	$1,018.06	$6.81

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (1.11% for Class I and 1.36% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year for Class I and actual days since inception for Class III divided by 365.
Derivative Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, forward currency exchange contracts and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 1.1%
BHP Billiton Ltd.	18,600	$509,564
Santos Ltd.	27,200	318,692

		828,256

Austria — 0.3%
OMV AG	5,500	206,772

Belgium — 0.7%
Anheuser-Busch InBev NV	14,800	536,642

Bermuda — 0.4%
IPC Holdings, Ltd.	7,100	194,114
Invesco Ltd. (a)	9,200	163,944

		358,058

Brazil — 0.9%
BM&F Bovespa SA	28,000	167,186
Banco Bradesco SA (a)	6,600	97,482
Itau Unibanco Banco Multiplo SA (a)	10,475	165,819
Usinas Siderurgicas de Minas Gerais SA (Preference ‘A’ Shares)	14,200	304,001

		734,488

Canada — 4.4%
Canadian Natural Resources Ltd.	6,300	331,425
EnCana Corp.	6,400	317,318
Imperial Oil Ltd.	11,200	434,462
Kinross Gold Corp.	36,100	657,972
Research In Motion Ltd. (b)	4,400	312,620
Royal Bank of Canada	6,300	257,655
Shoppers Drug Mart Corp.	10,900	468,461
Suncor Energy, Inc.	10,000	304,088
The Toronto-Dominion Bank	6,100	315,135

		3,399,136

Cayman Islands — 0.8%
AirMedia Group, Inc. (a)(b)	18,200	117,208
Herbalife Ltd.	13,800	435,252
Noah Education Holdings Ltd. (a)	12,300	47,724

		600,184

China — 1.6%
China Unicom Ltd.	205,700	273,504
Focus Media Holding Ltd. (a)(b)(c)	21,600	174,096
Guangzhou R&F Properties Co. Ltd.	68,000	151,285
PetroChina Co. Ltd. (a)	2,100	232,008
Sina Corp. (a)(b)	13,700	403,876

		1,234,769

Denmark — 0.8%
Novo-Nordisk A/S Class B	3,800	206,968
Vestas Wind Systems A/S (b)	5,400	387,529

		594,497

Finland — 0.4%
Nokia Oyj	19,800	290,014

France — 3.0%
AXA SA	10,600	200,626
BNP Paribas SA	6,400	417,361
France Telecom SA	11,800	268,493
Pinault-Printemps-Redoute	4,800	393,491
Societe Generale SA	4,600	252,498
Total SA	7,900	428,186
Unibail—Rodamco	500	74,757
Vivendi SA	11,400	273,645

		2,309,057

Germany — 1.6%
Allianz AG Registered Shares	1,600	147,588
Bayerische Motoren Werke AG	10,200	385,306
Deutsche Boerse AG	4,100	319,082
Salzgitter AG	4,600	405,448

		1,257,424

Hong Kong — 3.1%
CNOOC Ltd. (a)	1,800	221,454
Cheung Kong Holdings Ltd.	14,000	160,078
China Construction Bank Class H	598,200	460,939
China Mobile Ltd.	27,300	273,339
China Railway Construction Corp. (b)	230,300	353,416
Industrial and Commercial Bank of China Ltd.	692,500	479,686
New World Development Ltd.	129,200	232,563
Wing Hang Bank Ltd.	28,000	244,412

		2,425,887

India — 1.1%
Bharti Tele-Ventures Ltd. (b)	35,900	600,118
Punjab National Bank Ltd.	19,400	274,023

		874,141

Indonesia — 0.3%
Bank Negara Indonesia Persero Tbk PT	1,530,500	256,022

Ireland — 0.3%
Covidien Plc	5,300	198,432

Israel — 0.5%
Teva Pharmaceutical Industries Ltd. (a)	7,900	389,786

Italy — 0.7%
A2A SpA	171,600	313,610
Assicurazioni Generali SpA	4,992	103,969
Intesa Sanpaolo SpA	39,400	127,322

		544,901

Japan — 7.8%
Amada Co., Ltd.	52,800	327,212
Canon, Inc.	9,100	297,242
Hino Motors Ltd.	101,800	316,940
Honda Motor Co., Ltd.	12,000	330,130
Itochu Corp.	89,800	623,141
Mitsubishi Electric Corp.	112,000	707,855
Mitsubishi Estate Co., Ltd.	7,700	127,833
Mitsubishi UFJ Financial Group, Inc.	37,100	229,085
Mitsui & Co., Ltd.	36,700	434,883
Mitsui Fudosan Co., Ltd.	7,800	135,284
Mizuho Financial Group, Inc.	48,896	113,602
Nintendo Co., Ltd.	1,000	276,755
Sumitomo Mitsui Financial Group, Inc.	6,100	246,838
Tokio Marine Holdings, Inc.	5,600	153,757
The Tokyo Electric Power Co., Inc.	15,800	406,239
Toyo Suisan Kaisha, Ltd.	15,900	327,592
Toyota Motor Corp.	12,200	461,372
Yamato Transport Co., Ltd.	38,900	517,209

		6,032,969

Luxembourg — 1.6%
ArcelorMittal	26,400	873,660
Millicom International Cellular SA (b)	6,800	382,568

		1,256,228

Malaysia — 0.3%
Bumiputra-Commerce Holdings Bhd	87,400	224,391

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Mexico — 0.7%
Fomento Economico Mexicano, SA de CV (a)	15,700	$506,168

Netherlands — 0.2%
Corio NV	2,600	126,802

Norway — 1.3%
Norsk Hydro ASA	54,200	279,270
StatoilHydro ASA	14,700	290,372
Yara International ASA	16,500	464,527

		1,034,169

Russia — 0.3%
AO VimpelCom (a)	22,700	267,179

Singapore — 2.3%
CapitaLand Ltd.	92,200	234,423
DBS Group Holdings Ltd.	29,000	235,107
Singapore Telecommunications Ltd.	188,300	388,490
United Overseas Bank Ltd.	30,200	304,742
Wilmar International Ltd.	184,400	636,024

		1,798,786

South Africa — 0.7%
Naspers Ltd.	20,000	526,727

South Korea — 1.3%
GS Engineering & Construction Corp.	7,600	438,411
Samsung Electronics Co., Ltd.	1,150	531,719

		970,130

Spain — 1.9%
Banco Santander SA	21,800	263,523
Iberdrola Renovables	71,000	325,503
Inditex SA	10,400	500,523
Telefonica SA	18,000	408,774

		1,498,323

Sweden — 1.0%
Nordea Bank AB	49,800	395,779
Volvo AB B Shares	58,400	361,703

		757,482

Switzerland — 4.1%
Alcon, Inc.	3,700	429,644
Nestle SA Registered Shares	21,300	804,255
Novartis AG Registered Shares	14,300	582,114
Roche Holding AG	5,900	803,888
Weatherford International Ltd. (b)	14,500	283,620
Zurich Financial Services AG	1,500	265,130

		3,168,651

Taiwan — 2.3%
ASUSTEK Computer, Inc.	361,000	466,677
Chang Hwa Commercial Bank	354,400	154,265
HTC Corp.	27,700	389,241
Mega Financial Holding Co. Ltd.	538,100	246,030
Siliconware Precision Industries Co., Ltd. (a)	44,200	274,040
Taiwan Semiconductor Manufacturing Co., Ltd. (a)	28,200	265,362

		1,795,615

Thailand — 0.9%
Bangkok Bank Pcl	81,100	255,833
Bangkok Bank Pcl Foreign Shares	16,400	53,670
Siam Commercial Bank Pcl	180,900	398,224

		707,727

United Kingdom — 7.5%
Aviva Plc	35,500	199,878
BG Group Plc	25,700	432,779
Barclays Plc	64,800	301,128
Bellway Plc	1,100	11,057
GlaxoSmithKline Plc	33,000	582,889
HSBC Holdings Plc	50,925	424,265
Imperial Tobacco Group Plc	22,100	575,208
Legal & General Group Plc	128,900	120,566
Persimmon Plc	36,300	209,497
Prudential Plc	45,000	307,596
Royal Dutch Shell Plc Class B	14,700	370,078
Standard Chartered Plc	12,900	242,559
Tesco Plc	98,400	574,641
Unilever Plc	18,800	441,839
Vodafone Group Plc (a)	14,200	276,758
WPP Plc	53,400	355,109
Xstrata Plc	33,400	362,999

		5,788,846

United States — 42.9%
AK Steel Holding Corp.	21,200	406,828
Abbott Laboratories	8,800	413,952
Alcoa, Inc.	28,800	297,504
The Allstate Corp.	5,400	131,760
American Electric Power Co., Inc.	14,000	404,460
Ameriprise Financial, Inc.	11,500	279,105
Amgen, Inc. (b)	9,100	481,754
Anadarko Petroleum Corp.	4,800	217,872
Analog Devices, Inc.	17,600	436,128
Apple, Inc. (b)	3,600	512,748
Applied Materials, Inc.	17,100	187,587
AvalonBay Communities, Inc.	7,932	443,716
Becton Dickinson & Co.	7,600	541,956
Boston Properties, Inc.	3,100	147,870
Bristol-Myers Squibb Co.	24,600	499,626
CBS Corp. Class B	40,500	280,260
CSX Corp.	12,900	446,727
The Charles Schwab Corp.	21,300	373,602
Chevron Corp.	11,000	728,750
Cisco Systems, Inc. (b)	29,300	546,152
Consol Energy, Inc.	5,600	190,176
Continental Resources, Inc. (b)	7,900	219,225
Cummins, Inc.	9,200	323,932
The Dow Chemical Co.	19,800	319,572
eBay, Inc. (b)	41,200	705,756
EOG Resources, Inc.	4,200	285,264
Energizer Holdings, Inc. (b)	4,600	240,304
Entergy Corp.	4,800	372,096
Everest Re Group Ltd.	2,300	164,611
Exxon Mobil Corp.	10,700	748,037
FPL Group, Inc.	4,300	244,498
Gardner Denver, Inc. (b)	11,900	299,523
The Goldman Sachs Group, Inc.	1,600	235,904
Google, Inc. Class A (b)	900	379,431
Halliburton Co.	21,800	451,260
Helmerich & Payne, Inc.	11,400	351,918
Henry Schein, Inc. (b)	2,700	129,465
Hewlett-Packard Co.	8,100	313,065
Hudson City Bancorp, Inc.	19,800	263,142
Intel Corp.	14,200	235,010
IntercontinentalExchange, Inc. (b)	2,800	319,872
International Business Machines Corp.	5,100	532,542
The J.M. Smucker Co.	9,900	481,734
JPMorgan Chase & Co.	7,300	249,003

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States (continued)

Jacobs Engineering Group, Inc. (b)	6,100	$256,749
JetBlue Airways Corp. (b)	36,500	155,855
KLA-Tencor Corp.	17,700	446,925
KeyCorp	13,700	71,788
Kohl’s Corp. (b)	13,400	572,850
Las Vegas Sands Corp. (b)(c)	17,200	135,192
Lincoln National Corp.	6,100	104,981
Macy’s, Inc.	22,300	262,248
Manpower, Inc.	6,600	279,444
McDonald’s Corp.	5,100	293,199
Medco Health Solutions, Inc. (b)	6,900	314,709
Medtronic, Inc.	9,700	338,433
MetLife, Inc.	5,400	162,054
Microsoft Corp.	26,600	632,282
Morgan Stanley	8,200	233,782
Nabors Industries Ltd. (b)	13,700	213,446
Nike, Inc. Class B	4,900	253,722
Nucor Corp.	10,000	444,300
Occidental Petroleum Corp.	6,100	401,441
Oracle Corp.	20,600	441,252
PPG Industries, Inc.	8,200	359,980
Peabody Energy Corp.	7,100	214,136
People’s United Financial, Inc.	15,200	228,608
PepsiCo, Inc.	12,100	665,016
PetroHawk Energy Corp. (b)	10,200	227,460
Pfizer, Inc.	51,700	775,500
Public Service Enterprise Group, Inc.	12,500	407,875
QUALCOMM, Inc.	10,100	456,520
Ralcorp Holdings, Inc. (b)	7,300	444,716
Robert Half International, Inc.	12,700	299,974
SPX Corp.	6,800	332,996
State Street Corp.	5,600	264,320
Steel Dynamics, Inc.	35,900	528,807
SunTrust Banks, Inc.	16,200	266,490
T. Rowe Price Group, Inc.	7,600	316,692
Texas Instruments, Inc.	23,500	500,550
Timken Co.	19,800	338,184
The Travelers Cos., Inc.	6,300	258,552
TreeHouse Foods, Inc. (b)	6,800	195,636
U.S. Bancorp	9,600	172,032
UnitedHealth Group, Inc.	4,300	107,414
UnumProvident Corp.	3,300	52,338
Urban Outfitters, Inc. (b)	25,200	525,924
Walt Disney Co.	25,100	585,583
WellPoint, Inc. (b)	5,600	284,984
Wells Fargo & Co.	16,100	390,586
Werner Enterprises, Inc.	18,600	337,032
Westinghouse Air Brake Technologies Corp.	11,800	379,606
Wyeth	15,100	685,389
XTO Energy, Inc.	7,500	286,050
Yum! Brands, Inc.	15,200	506,768

		33,244,067

Total Long-Term Investments (Cost—$69,444,928)—99.1%		76,742,726

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	1,483,593	1,483,593

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (d)(e)(f)	$306	306,000

Total Short-Term Securities (Cost—$1,789,593) — 2.3%		1,789,593

Total Investments (Cost—$71,234,521*) — 101.4%		78,532,319
Liabilities in Excess of Other Assets — (1.4)%		(1,101,075)

Net Assets — 100.0%		$77,431,244

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$72,057,551

Gross unrealized appreciation	$8,279,068
Gross unrealized depreciation	(1,804,300)

Net unrealized appreciation	$6,474,768

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Security, or a portion of security, is on loan.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	1,483,593	$2,656
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,651,156)	$3,159
BlackRock Liquidity Series, LLC Money Market Series	$306,000	$633

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)

CHF 570,000	USD 525,055	Citibank NA	7/01/09	$(459)
GBP 125,000	USD 207,050	Barclays Bank Plc	7/01/09	(1,400)
SGD 248,000	USD 170,598	Citibank NA	7/01/09	623
CHF 118,000	USD 109,069	Barclays Bank Plc	7/02/09	(466)
DKK 1,092,000	USD 206,638	Citibank NA	7/02/09	(935)
USD 226,798	JPY 21,852,000	Citibank NA	7/02/09	(35)
AUD 1,940,000	USD 1,533,355	Citibank NA	8/26/09	23,126
CAD 148,000	USD 133,598	Citibank NA	8/26/09	(6,313)
CAD 208,000	USD 181,363	Deutsche Bank AG	8/26/09	(2,475)
CHF 986,000	USD 920,962	Barclays Bank Plc	8/26/09	(12,858)
CHF 218,000	USD 200,591	Citibank NA	8/26/09	187
EUR 2,588,000	USD 3,653,644	Citibank NA	8/26/09	(23,217)
GBP 75,000	USD 123,792	Barclays Bank Plc	8/26/09	(410)
GBP 882,000	USD 1,416,465	Citibank NA	8/26/09	34,511

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund

Schedule of Investments June 30, 2009 (continued)

				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)

HKD 3,960,000	USD 511,168	Citibank NA	8/26/09	$50
HKD 483,000	USD 62,350	Deutsche Bank AG	8/26/09	3
JPY 158,869,000	USD 1,628,926	Citibank NA	8/26/09	21,296
NOK 4,467,000	USD 695,735	Citibank NA	8/26/09	(2,075)
SEK 244,000	USD 30,937	Deutsche Bank AG	8/26/09	687
SGD 210,000	USD 144,027	Citibank NA	8/26/09	897
USD 468,223	CHF 507,000	Barclays Bank Plc	8/26/09	1,277
USD 1,296,052	CHF 1,408,000	Citibank NA	8/26/09	(713)
USD 213,178	DKK 1,126,000	Barclays Plc	8/26/09	1,262
USD 206,429	DKK 1,092,000	Citibank NA	8/26/09	911
USD 119,675	EUR 86,000	Citibank NA	8/26/09	(965)
USD 207,030	GBP 125,000	Barclays Bank Plc	8/26/09	1,393
USD 537,641	GBP 328,000	Citibank NA	8/26/09	(1,950)
USD 698,474	HKD 5,410,000	Citibank NA	8/26/09	67
USD 364,094	NOK 2,335,000	Royal Bank of Scotland Plc	8/26/09	1,504
USD 387,125	SGD 563,000	Citibank NA	8/26/09	(1,409)
USD 602,616	SGD 880,000	Deutsche Bank AG	8/26/09	(4,685)

Total				$27,429

•	Currency Abbreviations:

AUD	Australian Dollar

CAD	Canadian Dollar

CHF	Swiss Franc

DKK	Danish Krone

EUR	Euro

GBP	British Pound

HKD	Hong Kong Dollar

JPY	Japanese Yen

NOK	Norwegian Krone

SEK	Swedish Krona

SGD	Singapore Dollar

USD	US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1
Long-Term Investments
Common Stock:
Bermuda	$358,058
Brazil	734,488
Canada	3,399,136
Cayman Islands	600,184
China	809,980
Hong Kong	221,454
Ireland	198,432
Israel	389,786
Luxembourg	382,568
Mexico	506,168
Russia	267,179
Switzerland	713,264
Taiwan	539,402
Thailand	398,224
United Kingdom	276,758
United States	33,244,067
Short-Term Securities	1,483,593

Total Level 1	44,522,741

Level 2
Long-Term Investments
Common Stock:
Australia	828,256
Austria	206,772
Belgium	536,642
China	424,789
Denmark	594,497
Finland	290,014
France	2,309,057
Germany	1,257,424
Hong Kong	2,204,433
India	874,141
Indonesia	256,022
Italy	544,901
Japan	6,032,969
Luxembourg	873,660
Malaysia	224,391
Netherlands	126,802
Norway	1,034,169
Singapore	1,798,786
South Africa	526,727
South Korea	970,130
Spain	1,498,323
Sweden	757,482
Switzerland	2,455,387
Taiwan	1,256,213
Thailand	309,503
United Kingdom	5,512,088
Short-Term Securities	306,000

Total Level 2	34,009,578

Total Level 3	—

Total	$78,532,319

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund

Schedule of Investments June 30, 2009 (concluded)

Valuation	Other Financial
Inputs	Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$87,794	$(60,365)
Level 3	—	—

Total	$87,794	$(60,365)

[1]	Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $286,960) (cost—$69,444,928)	$76,742,726
Investments at value—affiliated (cost—$1,789,593)	1,789,593
Unrealized appreciation on foreign currency exchange contracts	87,794
Cash	123,803
Foreign currency at value (cost—$96,652)	99,336
Investments sold receivable	600,934
Dividends receivable	174,898
Capital shares sold receivable	10,735
Securities lending income receivable—affiliated	452
Prepaid expenses	2,774
Other assets	242,777

Total assets	79,875,822

Liabilities:
Collateral at value—securities loaned	306,000
Unrealized depreciation on foreign currency exchange contracts	60,365
Investments purchased payable	1,863,309
Investment advisory fees payable	48,684
Capital shares redeemed payable	37,827
Other affiliates payable	207
Distribution fees payable	53
Officer’s and Directors’ fees payable	18
Other accrued expenses payable	4,282
Other liabilities	123,833

Total liabilities	2,444,578

Net Assets	$77,431,244

Net Assets Consist of:
Paid-in capital	$155,831,821
Undistributed net investment income	457,205
Accumulated net realized loss	(86,188,914)
Net unrealized appreciation/depreciation	7,331,132

Net Assets	$77,431,244

Net Asset Value:
Class I—Based on net assets of $77,169,089 and 7,148,359 shares outstanding, 100 million shares authorized, $0.10 par value	$10.80

Class III—Based on net assets of $262,155 and 24,316 shares outstanding, 100 million shares authorized, $0.10 par value	$10.78

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$789,533
Foreign tax withheld	(60,148)
Income—affiliated	5,815
Securities lending—affiliated	633

Total income	735,833

Expenses:
Investment advisory	201,701
Custodian	29,118
Professional	23,400
Accounting services	16,843
Officer and Directors	7,820
Printing	5,104
Transfer agent—Class I	2,304
Transfer agent—Class III	7
Distribution—Class III	208
Miscellaneous	11,797

Total expenses	298,302
Less fees waived by advisor	(744)

Total expenses after fees waived	297,558

Net investment income	438,275

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	1,602,271
Financial futures contracts	(23,803)
Options written	3,360
Foreign currency	167,049

1,748,877

Net change in unrealized appreciation/depreciation on:
Investments	5,995,563
Financial futures contracts	(127,889)
Foreign currency	(78,250)

5,789,424

Total realized and unrealized gain	7,538,301

Net Increase in Net Assets Resulting from Operations	$7,976,576

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$438,275	$738,852
Net realized gain (loss)	1,748,877	(19,967,367)
Net change in unrealized appreciation/depreciation	5,789,424	(28,986,319)

Net increase (decrease) in net assets resulting from operations	7,976,576	(48,214,834)

Dividends to Shareholders From:
Net investment income:
Class I	—	(259,397)
Class III	—	(603)

Decrease in net assets resulting from dividends to shareholders	—	(260,000)

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions	22,056,587	(20,087,882)

Net Assets:
Total increase (decrease) in net assets	30,033,163	(68,562,716)
Beginning of period	47,398,081	115,960,797

End of period	$77,431,244	$47,398,081

End of period undistributed net investment income	$457,205	$18,930

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.69		$18.02	$13.29	$10.99	$9.65	$8.52

Net investment income[1]	0.08		0.13	0.14	0.13	0.13	0.14
Net realized and unrealized gain (loss)	1.03		(8.41)	4.76	2.29	1.34	1.14

Net increase (decrease) from investment operations	1.11		(8.28)	4.90	2.42	1.47	1.28

Dividends from net investment income	—		(0.05)	(0.17)	(0.12)	(0.13)	(0.15)

Net asset value, end of period	$10.80		$9.69	$18.02	$13.29	$10.99	$9.65

Total Investment Return:[2]
Based on net asset value	11.46%	[3]	(45.93)%	36.88%	22.01%	15.19%	15.10%

Ratios to Average Net Assets:
Total expenses	1.11%	[4]	0.99%	0.95%	0.96%	1.00%	0.92%

Total expenses after fees waived	1.11%	[4]	0.99%	0.95%	0.96%	1.00%	0.92%

Net investment income	1.63%	[4]	0.88%	0.90%	1.08%	1.32%	1.66%

Supplemental Data:
Net assets, end of period (000)	$77,169		$47,267	$115,961	$76,032	$63,494	$100,900

Portfolio turnover	93%		131%	64%	85%	117%	78%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Financial Highlights (concluded)

	Class III
			Period
	Six Months Ended		June 23, 2008[1]		Year Ended				Period
	June 30, 2009		to December 31,		December 31,				September 30, 2004[3]
	(Unaudited)		2008		2007[2]		2006	2005	to December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.68		$15.76		$13.28		$11.00	$9.65	$8.76

Net investment income[4]	0.07		0.02		0.11		0.12	0.10	0.05
Net realized and unrealized gain (loss)	1.03		(6.06)		4.76		2.28	1.38	0.99

Net increase (decrease) from investment operations	1.10		(6.04)		4.87		2.40	1.48	1.04

Dividends from net investment income	—		(0.04)		(0.14)		(0.12)	(0.13)	(0.15)

Net asset value, end of period	$10.78		$9.68		$18.01		$13.28	$11.00	$9.65

Total Investment Return:[5]
Based on net asset value	11.36%	[6]	(38.29)%	[6]	36.66%		21.81%	15.29%	11.82%	[6]

Ratios to Average Net Assets:
Total expenses	1.36%	[7]	1.36%	[7]	1.17%		1.07%	1.00%	0.92%	[7]

Total expenses after fees waived	1.36%	[7]	1.36%	[7]	1.17%		1.07%	1.00%	0.92%	[7]

Net investment income	1.36%	[7]	1.20%	[7]	0.69%		1.00%	1.24%	2.09%	[7]

Supplemental Data:
Net assets, end of period (000)	$262		$132		$—	[2]	$2	$1	$1

Portfolio turnover	93%		131%		64%		85%	117%	78%

[1]	Reissuance of shares.

[2]	All shares were redeemed as of December 31, 2007.

[3]	Commencement of operations.

[4]	Based on average shares outstanding.

[5]	Total investment returns exclude insurance-related fees and expenses.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock Global Growth V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Global Growth V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

16

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments (e.g., financial futures contracts, written options, or foreign currency exchange contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial

17

statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for information with respect to collateral practices.

The Fund is subject to equity risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying securities (equity risk). When the Fund purchases a call option it may increase its exposure to the underlying security and when the Fund purchases a put option it may decrease its exposure to the underlying security. When the Fund writes a call option it may decrease its exposure to the underlying security and when the Fund writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset

18

(liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of
June 30, 2009*

	Asset Derivatives		Liability Derivatives
	Balance		Balance
	Sheet		Sheet
	Location	Value	Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$87,794	Unrealized depreciation on foreign currency exchange contracts	$60,365

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain (Loss) From
Derivatives Recognized in Income

			Foreign
		Financial	Currency
		Futures	Exchange
	Options	Contracts	Contracts	Total

Foreign currency exchange contracts	—	—	$286,111	$286,111

Equity contracts	$3,360	$(23,803)	—	(20,443)

Total	$3,360	$(23,803)	$286,111	$265,668

Net Change in Unrealized Depreciation
on Derivatives Recognized in Income

		Foreign
	Financial	Currency
	Futures	Exchange
	Contracts	Contracts	Total

Foreign currency exchange contracts	—	$(73,873)	$(73,873)

Equity contracts	$(127,899)	—	$(127,899)

Total	$(127,899)	$(73,873)	$(201,772)

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

19

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $334 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Class III.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Fund has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $142 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2009 were $74,413,080 and $49,589,919, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

		Premiums
Call Options Written	Contracts	Received

Outstanding call options written, beginning of period	—	—

Options written	40	$3,640

Options exercised	(40)	(3,640)

Outstanding call options written, end of period	—	—

Transactions in put options written for the six months ended June 30, 2009 were as follows:

		Premiums
Put Options Written	Contracts	Received

Outstanding put options written, beginning of period	—	—

Options written	40	$3,360

Options expired	(40)	(3,360)

Outstanding put options written, end of period	—	—

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment

20

amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires December 31,

2009	$17,661,989

2010	41,396,526

2011	6,428,142

Total	$65,486,657

7.  Geographic, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2009, the Fund had the following industry classifications:

Percent of
Long Term
Industry	Investments

Commercial Banks	11%

Oil, Gas & Consumable Fuels	10

Metals & Mining	7

Pharmaceuticals	6

Other*	66

*	All other industries held were each less than 5% of long-term investments.

8.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	2,819,309	$27,056,263

Shares redeemed	(550,208)	(5,103,591)

Net decrease	2,269,101	$21,952,672

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	638,020	$9,981,491

Shares issued to shareholders in reinvestment of dividends	27,048	259,397

Total issued	665,068	10,240,888

Shares redeemed	(2,219,627)	(30,513,631)

Net decrease	(1,554,559)	$(20,272,743)

Class III Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	12,271	$120,177

Shares redeemed	(1,543)	(16,262)

Net increase	10,728	$103,915

Class III Shares
Period June 23, 2008† to December 31, 2008	Shares	Amount

Shares sold	13,593	$185,009

Shares issued to shareholders in reinvestment of dividends	63	603

Total issued	13,656	185,612

Shares redeemed	(68)	(751)

Net increase	13,588	$184,861

†	Reissuance of shares.

21

9.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.01748

Class III	$0.01748

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

22

BlackRock Government Income V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period, the Fund underperformed its benchmark, a 50%/50% composite of the Barclays Capital Mortgage-Backed Securities Index and the Merrill Lynch 10-Year Treasury Index.

What factors influenced performance?

•	The Fund’s long duration relative to the benchmark detracted from performance as interest rates rose throughout the period.

•	On the positive side, the broad fixed income markets saw a reversal of the flight-to-quality trade during the second half of the period, which caused Treasuries to underperform virtually all sectors of the markets. Accordingly, the Fund’s underweight in Treasury issues, and subsequent overweight in mortgages, benefited performance. Agency mortgages performed well for most of the period, aided by the Federal Reserve’s mortgage purchase program. Modest exposure to non-government debt, specifically a weighting in non-agency mortgages, also aided results, as the sector experienced significant spread tightening following the announcement of the Public-Private Investment Program (“PPIP”) in late March.

The Fund maintained moderate levels of cash during the period, which did not impact performance.

Describe recent portfolio activity.

•	During the first quarter, we decreased the Fund’s exposure to Treasury issues as yields dropped in response to a flight to quality. Subsequently, during the second quarter, we added back Treasury exposure as yields increased to levels last seen late in 2008. This move was funded by a reduction in the Fund’s allocation to agency mortgages, selling into strength as mortgages continued to trade up to higher dollar price levels during the period. Within the mortgage sector, we shifted our maturity bias from an overweight in 15-year pools to an underweight. In turn, the Fund moved from an underweight to a benchmark weighting in 30-year mortgages, taking advantage of volatility in the mortgage sector and the relative attractiveness of longer-dated pools.

Describe Fund positioning at period end.

•	Although we increased Treasury holdings during the second quarter, the Fund remains slightly underweight relative to the benchmark. The Fund is also underweight in agency mortgages, and instead holds a roughly 5% exposure to non-agency mortgages, focusing specifically on Prime and Alt-A issues that are senior in the capital structure and backed by strong collateral. Although spreads on non-agency mortgages have tightened significantly, they continue to trade at attractive levels on a historical basis and should benefit further from current government initiatives, including the Term Asset-Backed Securities Loan Facility and PPIP. At period-end, the Fund’s duration was neutral relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests in debt securities issued or guaranteed by the US government, its agencies or instrumentalities and mortgage securities issued by US government agencies.

[3]	This composite index is comprised of the returns of the Barclays Capital Mortgage-Backed Securities Index (50%) and the Merrill Lynch 10-Year Treasury Index (50%). The Barclays Capital Mortgage-Backed Securities Index is a widely recognized unmanaged index that includes the mortgage-backed pass through securities of the Government National Mortgage Association, the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation that meet certain maturity and liquidity criteria. The Merrill Lynch 10-Year Treasury Index is a widely recognized unmanaged one security index that consists of the current “on-the-run” 10-Year Treasury issue.
Performance Summary as of June 30, 2009

	Standardized	6-Month	Average Annual Total Returns
	30-Day Yield	Total Returns	1 Year	5 Years	10 Years

Class I Shares[4]	4.36%	(3.36)%	3.31%	3.80%	4.97%

50% Barclays Capital Mortgage-Backed Securities Index/50% Merrill Lynch 10-Year Treasury Index	—	(3.02)	8.53	5.80	6.14

Barclays Capital Mortgage-Backed Securities Index	—	2.91	9.38	5.98	6.29

Merrill Lynch 10-Year Treasury Index	—	(8.74)	7.41	5.53	5.91

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Insurance-related fees and expenses are not reflected in these returns.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Portfolio Composition	Long-Term Investments

U.S. Government Sponsored Agency Mortgage-Backed Securities	78%
U.S. Treasury Obligations	19
U.S. Government Sponsored Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations	2
Asset-Backed Securities	1

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through borrowings or issuance of short-term debt or through other techniques, including entering into reverse repurchase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased returns to the Fund, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in a Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.

Derivative Instruments

The Fund may invest in various derivative instruments, including swaps, swaptions, financial futures contracts and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

4

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Including Interest Expense
	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$966.40	$2.94	$1,000	$1,021.51	$3.02

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.61% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

Excluding Interest Expense
	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$966.40	$2.89	$1,000	$1,021.56	$2.97

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.60% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

5

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)	Value

Carrington Mortgage Loan Trust Series 2006-NC1 Class A2, 0.47%, 1/25/36 (a)	$3,950	$3,734,824

Total Asset-Backed Securities — 1.4%		3,734,824

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 1.4%
Countrywide Alternative Loan Trust Series 2008-2R:
Class 3A1, 6.00%, 8/25/37	1,660	1,070,528
Class 4A1, 6.25%, 8/25/37	3,077	1,799,442
Residential Funding Mortgage Securities I Series 2007-S2 Class A3, 6.00%, 2/25/37	829	684,932

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 1.4%		3,554,902

U.S. Government Sponsored Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass Through Certificates:
4.00%, 7/15/14-7/15/39 (b)	3,200	3,142,406
4.50%, 7/15/24-7/15/39 (b)	41,117	41,114,040
5.00%, 4/01/22-7/15/39 (b)	139,983	143,115,248
5.09%, 11/01/35 (a)(c)	2,996	3,110,042
5.50%, 4/01/34-7/15/39 (b)(c)(d)	48,743	50,388,736
6.00%, 2/01/37-7/15/39 (b)(d)	83,864	87,706,718
6.50%, 7/15/39-8/15/39 (b)	19,500	20,728,124
8.00%, 1/01/31	3	2,676
Freddie Mac Mortgage Participation Certificates:
5.00%, 10/01/22-7/15/39 (b)	17,062	17,413,116
5.50%, 5/01/38-7/15/39 (b)	29,103	30,062,008
5.74%, 2/01/37 (a)	2,714	2,836,499
6.00%, 8/15/24 (b)	2,000	2,108,124
8.00%, 12/01/29-7/01/30	221	242,967
Ginnie Mae MBS Certificates:
4.50%, 7/15/1939 (b)	1,000	995,315
5.00%, 7/15/39-8/15/39 (b)	17,800	18,094,900
5.50%, 6/01/39 (b)	800	824,500
6.00%, 8/21/38-7/15/39 (b)	5,100	5,309,623

Total U.S. Government Sponsored Agency Mortgage Backed Securities — 163.4%		427,195,042

U.S. Government Sponsored Agency Mortgage Backed Securities — Collateralized Mortgage Obligations

Ginnie Mae Trust (a):
Series 2002-83 Class IO, 1.57%, 10/16/42 (e)	40,848	815,355
Series 2003-17 Class IO, 1.24%, 3/16/43 (e)	70,559	1,891,671
Series 2003-109 Class IO, 1.10%, 11/16/43 (e)	36,835	1,088,736
Series 2004-9 Class IO, 1.38%, 3/16/34 (e)	19,596	549,670
Series 2009-26 Class SC, 5.95%, 1/16/38 (e)	4,335	478,449
Series 2004-43 Class Z, 4.50%, 6/16/44	4,073	2,791,866
Series 2004-45 Class Z, 5.69%, 6/16/45	4,331	4,010,623
Series 2004-77 Class IO, 1.07%, 9/16/44 (e)	47,292	1,374,876

Total U.S. Government Sponsored Agency Mortgage Backed Securities — Collateralized Mortgage Obligations — 5.0%		13,001,246

U.S. Treasury Obligations

U.S. Treasury Bonds, 8.00%, 11/15/21 (d)(f)	26,300	36,285,794
U.S. Treasury Notes, 3.13%, 5/15/19 (f)	68,905	66,644,227

Total U.S. Treasury Obligations — 39.4%		102,930,021

Total Long-Term Investments (Cost — $544,672,679) — 210.6%		550,416,035

Short-Term Securities	Shares

Money Market Fund — 0.3%
BlackRock Liquidity Funds, TempFund, 0.45% (g)(h)	710,919	710,919

	Par
	(000)

U.S. Treasury Obligations — 6.9%
Federal Home Loan Banks, 0.10%, 7/31/09	$18,000	17,998,550

Total Short-Term Securities (Cost — $18,709,469) — 7.2%		18,709,469

Options Purchased	Contracts (i)

Over-the-Counter Call Swaptions
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA	54	71,068
Receive a fixed rate of 3.40% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	7	161,742
Receive a fixed rate of 3.41% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	8	203,782

		436,592

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Options Purchased	Contracts (i)	Value

Over-the-Counter Put Swaptions
Pay a fixed rate of 3.40% and receive a floating rate based 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	7	$560,994
Pay a fixed rate of 3.41% and received a floating rate based April 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG	8	701,439

		1,262,433

Total Options Purchased (Cost — $1,522,190) — 0.6%		1,699,025

Total Investments Before TBA Sale Commitments and Options Written (Cost — $564,904,338*) — 218.4%		570,824,529

	Par
TBA Sale Commitments (b)	(000)

Fannie Mae Guaranteed Pass Through Certificates:
4.50%, 7/15/24-7/15/39	$(33,295)	(33,222,151)
5.00%, 4/01/22-7/15/39	(123,600)	(126,063,851)
5.50%, 4/01/34-7/15/39	(44,100)	(45,519,490)
6.00%, 2/01/37-7/15/39	(66,200)	(69,179,000)
6.50%, 7/15/39-8/15/39	(10,500)	(11,182,500)
Freddie Mac Mortgage Participation Certificates:
5.00%, 10/01/22-7/15/39	(8,800)	(8,978,875)
5.50%, 5/01/38-7/15/39	(13,700)	(14,140,976)
GNMA MBS Certificates:
5.50%, 7/15/39-8/15/39	(800)	(823,760)
4.50%, 7/15/39	(1,000)	(995,315)
5.00%, 7/15/39-8/15/39	(5,500)	(5,606,562)

Total TBA Sale Commitments (Proceeds — $313,577,847) — (120.8)%		(315,712,480)

Options Written	Contracts (i)	Value

Over-the-Counter Call Swaptions
Pay a fixed rate of 4.80% and receive a floating rate based on 3-month LIBOR, expiring October 2009, Broker Deutsche Bank AG	33	$(2,942,940)
Pay a fixed rated of 4.80% and receive a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Citibank NA	4	(357,906)
Pay a fixed rated of 3.29% and receive a floating rate based on 3-month LIBOR, expiring January 2011, Broker Credit Suisse International	4	(91,852)
Pay a fixed rate of 3.43% and receive a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker JPMorgan Chase Bank	3	(81,483)

		(3,474,181)

Over-the-Counter Put Swaptions
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month LIBOR, expiring October 2009, Broker Deutsche Bank AG	33	(396,859)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Citibank NA	4	(135,746)
Receive a fixed rate of 3.29% and pay a floating rate based on 3-month LIBOR, expiring January 2011, Broker Credit Suisse International	4	(434,048)
Receive a fixed rate of 3.43% and pay a floating rate based on 3-month USD LIBOR, expiring March 2011, Broker JPMorgan Chase Bank	3	(318,669)

		(1,285,322)

Total Options Written (Premiums Received — $4,097,050) — (1.8)%		(4,759,503)

Total Investments, Net of TBA Sale Commitments and Options Written — 95.8%		250,352,546
Other Assets Less Liabilities — 4.2%		11,083,978

Net Assets — 100.0%		$261,436,524

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Schedule of Investments June 30, 2009 (continued)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes were as follows:

Aggregate cost	$565,017,629

Gross unrealized appreciation	$9,697,763
Gross unrealized depreciation	(3,890,863)

Net unrealized appreciation	$5,806,900

(a)	Variable rate security. Rate shown is as of report date.

(b)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing and selling securities for which all specific information is not available as of report date.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(11,583,489)	$(85,443)
Bank of America NA	$(5,747,500)	$(26,754)
Barclays Capital Plc	$2,446,388	$35,704
Citigroup NA	$(26,968,323)	$(269,698)
Credit Suisse International	$10,368,056	$(13,890)
Deutsche Bank AG	$(37,264,490)	$(27,034)
Goldman Sachs Bank USA	$(9,542,618)	$(84,563)
Greenwich Capital	$(3,111,430)	$(23,359)
JPMorgan Chase Bank NA	$20,033,306	$241,176
Morgan Stanley Capital Services, Inc.	$(1,746,860)	$50,746
UBS AG	$(3,057,253)	$(24,860)

(c)	All or a portion of the security has been pledged as collateral for futures.

(d)	All or a portion of the security has been pledged as collateral in connection with swaps.

(e)	Represents the interest only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(f)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(g)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	(80,189,081)	$193,575
BlackRock Liquidity Series, LLC Cash Sweep Series	$(60,097,498)	$46,142

(h)	Represents the current yield as of report date.

(i)	One contract represents a notional amount of $1 million.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

				Unrealized
		Expiration	Face	Appreciation
Contracts	Issue	Date	Value	(Depreciation)

350	10-Year U.S. Treasury Bond	March 2009	$40,602,594	$90,375
115	5-Year U.S. Treasury Bond	September 2009	$13,218,964	(26,308)
1	Eurodollar Futures	March 2012	$242,916	(2,303)

Total				$61,764

•	Financial futures contracts sold as of June 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Depreciation

152	2-Year U.S. Treasury Bond	September 2009	$32,816,350	$(48,900)

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

					Notional		Unrealized
Fixed		Floating			Amount		Appreciation
Rate		Rate	Counterparty	Expiration	(000)		(Depreciation)

1.62%	(b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2011	USD	17,200	$(35,743)
1.49%	(b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2011	USD	18,200	14,392
2.93%	(a)	3-month LIBOR	Citibank NA	June 2014	USD	5,500	(9,703)
2.94%	(b)	3-month LIBOR	Citibank NA	June 2014	USD	5,800	1,319
3.16%	(a)	3-month LIBOR	Deutsche Bank AG	June 2014	USD	3,300	30,559
3.11%	(a)	3-month LIBOR	JPMorgan Chase Bank NA	June 2014	USD	14,500	102,617
2.91%	(a)	3-month LIBOR	JPMorgan Chase Bank NA	July 2014	USD	15,300	(44,964)
3.92%	(b)	3-month LIBOR	Citibank NA	June 2019	USD	2,200	(31,563)
3.80%	(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	7,700	36,520
3.92%	(b)	3-month LIBOR	JPMorgan Chase Bank NA	June 2019	USD	4,100	(61,077)
4.07%	(a)	3-month LIBOR	JPMorgan Chase Bank NA	June 2019	USD	6,600	179,825
3.83%	(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	1,100	7,303
4.08%	(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	2,300	(64,836)
3.70%	(b)	3-month LIBOR	JPMorgan Chase Bank NA	July 2019	USD	4,200	19,033
4.39%	(b)	3-month LIBOR	Citibank NA	June 2020	USD	1,300	(23,859)

Total							$119,823

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

				Net
	Interest	Trade	Maturity	Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Bank of America	(1.00)%	6/12/09	Open	$9,420,026	$9,425,000
JPMorgan Securities Inc.	0.21%	6/09/09	Open	5,345,686	5,345,000

Total				$14,765,712	$14,770,000

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

	Assets	Liabilities

Level 1 — Short-Term Securities	$710,919	—

Level 2
Long-Term Investments[1]	550,416,035	—
Short-Term Securities	17,998,550	—
TBA Sale Commitments	—	$(315,712,480)

Total Level 2	568,414,585	(315,712,480)

Level 3	—	—

Total	$569,125,504	$(315,712,480)

Valuation	Other Financial
Inputs	Instruments[2]

	Assets	Liabilities

Level 1	$90,375	$(77,511)
Level 2	2,090,593	(19,801,248)
Level 3	—	—

Total	$2,180,968	$(19,878,759)

[1]	See above Schedule of Investments for values in each security.

[2]	Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, reverse repurchase agreements and options. Reverse repurchase agreements are shown at face value. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$564,193,419)	$570,113,610
Investments at value—affiliated (cost—$710,919)	710,919
Unrealized appreciation on swaps	391,568
TBA sale commitments receivable	313,577,847
Investments sold receivable	91,706,485
Capital shares sold receivable	6,201,951
Swaps receivable	4,308,372
Interest receivable	1,833,107
Principal paydown receivable	198,235
Prepaid expenses	7,158

Total assets	989,049,252

Liabilities:
TBA sale commitments (proceeds—$313,577,847)	315,712,480
Unrealized depreciation on swaps	271,745
Options written at value (premiums received—$4,097,050)	4,759,503
Investments purchased payable	390,912,279
Reverse repurchase agreements	14,770,000
Income dividends payable	929,226
Investment advisory fees payable	104,270
Swaps payable	68,948
Margin variation payable	24,619
Other affiliates payable	1,214
Officer’s and Directors’ fees payable	110
Capital shares redeemed payable	11
Other accrued expenses payable	25,409
Other liabilities	32,914

Total liabilities	727,612,728

Net Assets	$261,436,524

Net Assets Consist of:
Paid-in capital	$272,444,298
Undistributed net investment income	1,005,083
Accumulated net realized loss	(15,268,649)
Net unrealized appreciation/depreciation	3,255,792

Net Assets	$261,436,524

Net Asset Value:
Class I—Based on net assets of $261,436,524 and 25,996,338 shares outstanding, 300 million shares authorized, $0.10 par value	$10.06

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$4,749,096
Income—affiliated	239,717

Total income	4,988,813

Expenses:
Investment advisory	610,418
Accounting services	41,902
Custodian	23,754
Professional fees	19,665
Printing	13,269
Officer and Directors	11,102
Transfer agent	2,350
Miscellaneous	14,072

Total expenses excluding interest expense	736,532
Interest expense	13,531

Total expenses	750,063
Less fees waived by advisor	(9,056)

Total expenses after fees waived	741,007

Net investment income	4,247,806

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(5,325,303)
Financial futures contracts and swaps	(11,661,624)
Options written	528,214

(16,458,713)

Net change in unrealized appreciation/depreciation from:
Investments	(4,997,492)
Financial futures contracts and swaps	7,807,245
Options written	2,479,021
TBA sale commitments	(2,209,978)

3,078,796

Total realized and unrealized loss	(13,379,917)

Net Decrease in Net Assets Resulting from Operations	$(9,132,111)

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Asset Value:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$4,247,806	$8,103,923
Net realized gain (loss)	(16,458,713)	9,428,530
Net change in unrealized appreciation/depreciation	3,078,796	149,458

Net increase (decrease) in net assets resulting from operations	(9,132,111)	17,681,911

Dividends and Distributions to Shareholders From:
Net investment income	(3,242,723)	(5,359,619)
Net realized gain	(6,134,696)	(960,943)

Decrease in net assets resulting from dividends and distributions to shareholders	(9,377,419)	(6,320,562)

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions	40,922,326	(10,894,498)

Net Assets:
Total increase in net assets	22,412,796	466,851
Beginning of period	239,023,728	238,556,877

End of period	$261,436,524	$239,023,728

End of period undistributed net investment income	$1,005,083	—

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008		2007	2006	2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.81		$10.32		$10.43	$10.50	$10.65		$10.59

Net investment income[1]	0.18		0.37		0.47	0.46	0.39		0.30
Net realized and unrealized gain (loss)	(0.54)		0.41		(0.07)	(0.06)	(0.05)		0.14

Net increase (decrease) from investment operations	(0.36)		0.78		0.40	0.40	0.34		0.44

Dividends and distributions from:
Net investment income	(0.14)		(0.27)		(0.44)	(0.47)	(0.49)		(0.31)
Net realized gain	(0.25)		(0.02)		(0.07)	—	(0.00)	[2]	(0.07)

Total dividends and distributions	(0.39)		(0.29)		(0.51)	(0.47)	(0.49)		(0.38)

Net asset value, end of period	$10.06		$10.81		$10.32	$10.43	$10.50		$10.65

Total Investment Return:[3]
Based on net asset value	(3.36)%	[4]	7.69%		4.06%	3.91%	3.22%		4.13%

Ratios to Average Net Assets:
Total expenses	0.61%	[5]	0.87%		0.91%	0.58%	0.59%		0.62%

Total expenses after fees waived	0.61%	[5]	0.86%		0.91%	0.58%	0.59%		0.62%

Total expenses after fees waived and excluding interest expense	0.60%	[5]	0.61%		0.63%	0.58%	0.59%		0.58%

Net investment income	3.48%	[5]	3.58%		4.70%	4.43%	3.69%		2.84%

Supplemental Data:
Net assets, end of period (000)	$261,437		$239,024		$238,557	$325,861	$298,080		$321,209

Portfolio turnover	1,481%	[6]	5,353%	[7]	2,305%	448%	61%		145%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

3 Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

[6]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 638%.

[7]	Includes mortgage dollar roll transactions. Excluding these transactions the portfolio turnover would have been 4,916%.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Government Income V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Government Income V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Company’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments

14

as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Mortgage Dollar Roll Transactions: The Fund may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. The Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Fund.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a Treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing (not treated as purchase and sales) and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Fund. Treasury rolls are not considered purchases and sales and

15

any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Fund.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

Short Sales: When the Fund engages in a short sale, an amount equal to the proceeds received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently “marked to market” to reflect the market value of the short sale. When the Fund makes a short sale, it may borrow the security sold short and deliver it to the broker-dealer through which it made the short sale as collateral for its obligation to deliver the security upon conclusion of the sale. The Fund maintains a segregated account of securities as collateral for the short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Thus, a short sale of a security involves the risk that instead of declining, the price of the security sold short will rise. The short sale of securities involves the possibility of a theoretically unlimited loss since there is a theoretically unlimited loss since there is a theoretically unlimited potential for the market price of the security sold short to increase. The Fund is required to repay the counterparty any dividends or interest received on the security sold short. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited as to the dollar amount, will be recognized upon the termination of a short sale if the market price is greater or less than the proceeds originally received.

Stripped Mortgage-Backed Securities: The Fund may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

TBA Commitments: The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, financial futures contracts, options, written options, written swaptions or short sales) or certain borrowings (e.g. reverse repurchase agreements), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements, swaps and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis.

16

Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2.  Derivative Financial Instruments:

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses by offsetting each derivative financial instrument’s payables and/or receivables with collateral held or pledged with each counterparty. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or hedge against, changes in the value of equity securities, interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Futures transactions involve minimal counterparty risk since futures contracts are guaranteed against default by the exchange on which they trade.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying securities (interest rate risk). When the Fund purchases a call option it may increase its exposure to the underlying security and when the Fund purchases a put option it may decrease its exposure to the underlying security. When the Fund writes a call option it may decrease its exposure to the underlying security and when the Fund writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium

17

paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction.

In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps—The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the fair value of the credit default swap.

•	Swaptions—Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a

18

security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option. In purchasing and writing swaptions, the Fund bears the market risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written swaption could result in the Fund purchasing a interest rate swap at a price different from the current market value. The Fund executes transactions in over-the-counter swaptions. Transactions in certain over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

•	Interest rate swaps—The Fund may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Asset Derivatives		Liability Derivatives

	Balance		Balance
	Sheet		Sheet
	Location	Value	Location	Value

Interest rate contracts**	Unrealized appreciation on swaps/Net unrealized appreciation/ depreciation/ Investments at value — unaffiliated	$2,180,968	Unrealized depreciation on swaps/ Net unrealized appreciation/ depreciation/ Options written — at value	$5,108,759

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets & Liabilities.

The Effect of Derivative Instruments on the
Statement of Operations

Six Months Ended June 30, 2009

Net Realized Gain (Loss) From Derivatives Recognized in Income

		Financial
		Futures
	Options	Contracts	Swaps	Total

Interest rate contracts	$879,386	$(3,834,611)	$(7,827,013)	$(10,782,238)

Net Change in Unrealized Appreciation on
Derivatives Recognized in Income

		Financial
		Futures
	Options	Contracts	Swaps	Total

Interest rate contracts	$859,642	$1,316,236	$6,491,009	$8,666,887

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.50% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc., (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by

19

the Manager, which, in turn, is reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $2,394 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments, (including paydowns, TBA and mortgage dollar roll transactions and excluding short-term securities and US government securities), for the six months ended June 30, 2009 were $2,906,499,325 and $2,701,998,005, respectively.

For the six months ended June 30, 2009, purchases and sales of US government securities were $1,286,386,035, and $1,264,642,128, respectively.

For the six months ended June 30, 2009, purchases and sales of mortgage dollar rolls were $2,012,265,690, and $2,256,341,316, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

		Premiums
Call Options Written	Contracts†	Received

Outstanding call options written, beginning of period	53	$2,763,200

Options written	23	1,160,400

Options closed	(32)	(1,875,075)

Outstanding call options written, end of period	44	$2,048,525

Transactions in put options written for the six months ended June 30, 2009 were as follows:

		Premiums
Put Options Written	Contracts†	Received

Outstanding put options written, beginning of period	53	$2,763,200

Options written	332	1,525,879

Options expired	(83)	(137,221)

Options closed	(258)	(2,103,333)

Outstanding put options written, end of period	44	$2,048,525

†	Some contracts include a notional amount of $1 million.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Average Borrowings:

For the six months ended June 30, 2009, the average borrowings of treasury rolls and reverse repurchase agreements was approximately $41,961,000 and the daily weighted average interest rate was 0.07%.

20

7.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

8.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	4,769,213	$50,585,926

Shares issued to shareholders in reinvestment of dividends and distributions	867,980	8,768,001

Total issued	5,637,193	59,353,927

Shares redeemed	(1,749,895)	(18,431,601)

Net increase	3,887,298	$40,922,326

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	2,702,986	$27,633,574

Shares issued to shareholders in reinvestment of dividends and distributions	576,341	6,009,355

Total issued	3,279,327	33,642,929

Shares redeemed	(4,288,245)	(44,537,427)

Net decrease	(1,008,918)	$(10,894,498)

9.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

21

BlackRock High Income V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed the benchmark Barclays Capital US Corporate High Yield 2% Issuer Capped Index for the six-month period.

What factors influenced performance?

•	Negatively impacting Fund performance for the period was its exposure to BBB- and BB-rated credits. An underweight in the banking and non-captive consumer sectors, as well as security selection within the chemicals sector, also detracted from Fund returns.

•	Also worth mentioning, several factors have amplified the benchmark’s overall outperformance of the Fund, as well as its Lipper peer group. The returns of the index for the first six months of 2009 were extremely high due to the rapid pace of new issuance in the high yield market. Moreover, smaller, illiquid, high yield issuers; highly volatile, consumer-sensitive sectors; and financial issuers—which were downgraded from investment-grade to high yield and, subsequently, rallied sharply—all drove the benchmark to post astounding returns for the period. In this environment, it has been extremely difficult for nearly every fund to keep up, as the index is not completely “investable” and has more than 1,500 individual securities. At period end, only five out of approximately 111 funds in the Lipper High Current Yield Debt funds category outperformed the index.

•	On the positive side, security selection within B-rated and CCC-rated securities contributed to Fund performance during the period, as did security selection in the health care and media cable sectors. Additionally, the Fund’s moderate exposure to bank loans boosted returns, as bank loans outperformed traditional high yield bonds.

Describe recent portfolio activity.

•	During the period, the high yield and corporate investment-grade primary markets saw a robust abundance of new issuance. We actively participated in both by purchasing higher-quality, defensive credits that came into the market illustrating good fundamentals, as well as solid cash flows and earnings. We have since sold down some of our investment-grade new issues to take profits, as many of these bonds appreciated nicely during the period.

•	Recently, we have been increasing exposure to new first-lien, senior-secured bond deals from the high yield primary market, whose proceeds were used by the issuing companies to refinance or satisfy accompanying bank loan debt. These bonds provide superior downside protection to unsecured bonds, and their terms and covenant structures are far more attractive than the bonds issued in the recent few years.

Describe Fund positioning at period end.

•	At period end, the Fund held a large underweight in BB-rated issues, with a small overweight in both B-and CCC-rated issues. On a sector basis, the Fund was overweight in the independent energy, electric and automotive sectors, and was underweight in health care, technology and non-captive diversified. At the end of the period, the Fund had an average credit rating of B+ and a yield of 12.73%.

•	While near-term default risk has eased somewhat, it is expected that the market will continue to see a trend of rising defaults of significant volumes. We contend that this risk is priced into the high yield market, and that the valuations and attractive yields offered by sub-investment-grade paper provide a substantial degree of protection against downside risk. Going forward, weakening corporate earnings and highs levels of leverage will likely spur a large degree of volatility, but we believe there remain promising opportunities and companies with great relative value in the high yield space.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests primarily in fixed income securities with lower credit quality.

[3]	This unmanaged index is comprised of issues that meet the following criteria: at least $150 million par value outstanding; maximum credit rating of Ba1; at least one year to maturity; and no issuer represents more than 2% of the index.

Performance Summary as of June 30, 2009

	Standardized	6-Month	Average Annual Total Returns
	30-Day Yield	Total Returns	1 Year	5 Years	10 Years

Class I Shares[4]	10.72%	26.39%	(11.28)%	1.85%	3.47%

Barclays Capital U.S. Corporate High Yield 2% Issuer Capped Index	—	30.92	(1.91)	4.36	4.85

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Insurance-related fees and expenses are not reflected in these returns.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Corporate Bond and
Credit Allocation[1]	Capital Trust Investments

BBB/Baa	9%
BB/Ba	23
B/B	42
CCC/Caa	22
C/C	1
D	1
Not Rated	2

[1]	Using the higher of Standard & Poor’s or Moody’s Investors Service ratings.

Fund Management Update

BlackRock High Income V.I. Fund is managed by a team of financial professionals. Effective May 8, 2009, James Keenan, CFA, Mitchell S. Garfin, CFA and Derek Schoenhofen are the portfolio managers and are primarily responsible for the day-to-day management of the Fund’s portfolio.

Mr. Keenan is Managing Director of BlackRock, Inc. since 2004 and senior high yield trader at Columbia Management Group from 2003 to 2004.

Mr. Garfin is Managing Director of BlackRock, Inc. since 2007 and portfolio manager thereof since 2005 and credit research analyst in BlackRock’s Portfolio Management Group from 2000 to 2006.

Mr. Schoenhofen is Director of BlackRock, Inc. since 2006 and Member of BlackRock’s Portfolio Management Group from 2000 to 2006.

4

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,263.90	$4.05	$1,000	$1,020.92	$3.62

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

Derivative Instruments

The Fund may invest in various derivative instruments, including foreign currency exchange contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Aerospace & Defense — 0.1%
L-3 Communications Corp., 5.88%, 1/15/15	USD	65	$57,687

Airlines — 0.8%
Continental Airlines, Inc. Series 2001-1-C, 7.03%, 12/15/12		677	514,841
UAL Corp., 4.50%, 6/30/21 (a)		115	37,950
United Air Lines, Inc., 12.75%, 7/15/12		300	271,500

			824,291

Auto Components — 1.6%
Allison Transmission, Inc. (b):
11.00%, 11/01/15		640	505,600
11.25%, 11/01/15 (c)		35	25,200
The Goodyear Tire & Rubber Co.:
5.01%, 12/01/09 (d)		150	148,500
7.86%, 8/15/11		450	438,750
8.63%, 12/01/11		539	530,915
Lear Corp., 8.75%, 12/01/16 (e)(f)		180	47,250

			1,696,215

Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19 (b)		440	481,209

Building Products — 0.8%
Building Materials Corp. of America, 7.75%, 8/01/14		140	124,600
CPG International I, Inc., 10.50%, 7/01/13		600	336,000
Ply Gem Industries, Inc., 11.75%, 6/15/13		580	374,100

			834,700

Capital Markets — 0.2%
E*Trade Financial Corp., 12.50%, 11/30/17 (b)(c)		226	251,224

Chemicals — 1.8%
American Pacific Corp., 9.00%, 2/01/15		435	385,519
CII Carbon LLC, 11.13%, 11/15/15 (b)		320	230,800
Innophos, Inc., 8.88%, 8/15/14		510	466,650
MacDermid, Inc., 9.50%, 4/15/17 (b)		445	324,850
Nalco Co., 8.25%, 5/15/17 (b)		265	266,325
Terra Capital, Inc. Series B, 7.00%, 2/01/17		240	219,300

			1,893,444

Commercial Services & Supplies — 2.5%
ARAMARK Corp., 4.53%, 2/01/15 (d)		365	296,563
Corrections Corp. of America, 6.75%, 1/31/14		325	308,750
DI Finance Series B, 9.50%, 2/15/13		166	160,190
Mobile Services Group, Inc., 9.75%, 8/01/14		450	430,875
RSC Equipment Rental, Inc., 10.00%, 7/15/17 (b)		315	315,000
Scientific Games International, Inc., 9.25%, 6/15/19 (b)		305	305,000
US Investigations Services, Inc., 10.50%, 11/01/15 (b)	USD	400	326,000
West Corp., 11.00%, 10/15/16		520	434,200

			2,576,578

Construction & Engineering — 0.4%
Dycom Industries, Inc., 8.13%, 10/15/15		505	424,200

Construction Materials — 0.5%
Nortek, Inc., 10.00%, 12/01/13		500	401,250
Texas Industries, Inc., 7.25%, 7/15/13		150	134,625

			535,875

Consumer Finance — 0.1%
Inmarsat Finance Plc, 7.63%, 6/30/12		60	58,500

Containers & Packaging — 4.7%
Berry Plastics Corp., 5.88%, 2/15/15 (d)		445	392,712
Berry Plastics Holding Corp., 8.88%, 9/15/14		20	16,850
Cascades, Inc., 7.25%, 2/15/13		750	654,375
Crown Americas LLC, 7.63%, 5/15/17 (b)		320	308,800
Graphic Packaging International, Inc.:
8.50%, 8/15/11		227	224,730
9.50%, 8/15/13		20	19,100
9.50%, 6/15/17 (b)		475	467,875
Impress Holdings BV, 4.26%, 9/15/13 (b)(d)		1,290	1,078,762
Owens-Brockway Glass Container, Inc.:
8.25%, 5/15/13		125	125,625
7.38%, 5/15/16 (b)		290	281,300
Packaging Dynamics Finance Corp., 10.00%, 5/01/16 (b)		395	130,350
Pregis Corp., 12.38%, 10/15/13		680	506,600
Rock-Tenn Co., 5.63%, 3/15/13		230	206,713
Sealed Air Corp., 7.88%, 6/15/17 (b)		365	361,744
Solo Cup Co., 10.50%, 11/01/13 (b)		170	170,425

			4,945,961

Diversified Financial Services — 5.0%
Axcan Intermediate Holdings, Inc., 12.75%, 3/01/16		280	283,500
Bank of America Corp., 5.65%, 5/01/18		500	441,815
Ford Motor Credit Co. LLC:
5.70%, 1/15/10		1,180	1,138,878
2.70%, 1/15/10 (d)		600	571,500
8.00%, 12/15/16		100	76,453
GMAC LLC (b):
6.75%, 12/01/14		990	777,150
2.87%, 12/01/14 (d)		301	210,700
8.00%, 11/01/31		1,000	700,000

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Diversified Financial Services (concluded)

Leucadia National Corp., 8.13%, 9/15/15	USD	850	$769,250
Southern Star Central Corp., 6.75%, 3/01/16 (b)		240	213,900

			5,183,146

Diversified Telecommunication Services — 5.1%
Broadview Networks Holdings, Inc., 11.38%, 9/01/12		425	335,750
Cincinnati Bell, Inc., 7.25%, 7/15/13		795	727,425
Citizens Communications Co., 6.25%, 1/15/13		50	46,000
Frontier Communications Corp., 8.25%, 5/01/14		130	122,850
Nordic Telephone Co. Holdings ApS, 8.88%, 5/01/16 (b)		575	554,875
Qwest Communications International, Inc.:
7.50%, 2/15/14		155	141,438
3.50%, 11/15/25 (a)		395	389,075
Series B, 7.50%, 2/15/14		755	688,937
Qwest Corp.:
3.88%, 6/15/13 (d)		750	670,312
8.38%, 5/01/16 (b)		300	289,500
Wind Acquisition Finance SA, 10.75%, 12/01/15 (b)		525	525,000
Windstream Corp.:
8.13%, 8/01/13		280	270,900
8.63%, 8/01/16		570	545,775

			5,307,837

Electric Utilities — 2.3%
Elwood Energy LLC, 8.16%, 7/05/26		155	128,462
Entergy Texas, Inc., 7.13%, 2/01/19		220	229,351
FPL Energy National Wind Portfolio, LLC, 6.13%, 3/25/19 (b)		357	347,391
IPALCO Enterprises, Inc.:
8.63%, 11/14/11		200	201,000
7.25%, 4/01/16 (b)		200	191,000
NSG Holdings LLC, 7.75%, 12/15/25 (b)		880	704,000
Tenaska Alabama Partners LP, 7.00%, 6/30/21 (b)		657	565,988

			2,367,192

Electrical Equipment — 0.0%
UCAR Finance, Inc., 10.25%, 2/15/12		48	45,360

Electronic Equipment, Instruments & Components — 0.1%
Sanmina-SCI Corp., 8.13%, 3/01/16		215	156,681

Energy Equipment & Services — 1.2%
Compagnie Generale de Geophysique-Veritas: 9.50%, 5/15/16 (b)		200	199,500
7.75%, 5/15/17		695	632,450
North American Energy Partners, Inc., 8.75%, 12/01/11		260	226,200
Transocean, Inc. Series A, 1.63%, 12/15/37 (a)		200	189,000

			1,247,150

Food Products — 0.3%
Smithfield Foods, Inc., 10.00%, 7/15/14 (b)	USD	300	296,250

Health Care Equipment & Supplies — 2.3%
Biomet, Inc., 10.00%, 10/15/17		280	284,900
Catalent Pharma Solutions, Inc., 9.50%, 4/15/15 (c)		420	218,925
DJO Finance LLC, 10.88%, 11/15/14		1,390	1,216,250
Hologic, Inc., 2.00%, 12/15/37 (a)(g)		950	674,500

			2,394,575

Health Care Providers & Services — 1.3%
Community Health Systems, Inc. Series WI, 8.88%, 7/15/15		210	205,800
HealthSouth Corp., 10.75%, 6/15/16		105	105,525
Tenet Healthcare Corp. (b):
9.00%, 5/01/15		575	579,313
10.00%, 5/01/18		235	246,750
Viant Holdings, Inc., 10.13%, 7/15/17 (b)		251	197,035

			1,334,423

Hotels, Restaurants & Leisure — 2.8%
American Real Estate Partners LP, 7.13%, 2/15/13		1,390	1,254,475
Greektown Holdings, LLC, 10.75%, 12/01/13 (b)(e)(f)		321	20,062
HRP Myrtle Beach Operations LLC, 0%, 4/01/12 (b)(e)(f)		750	7,500
Harrahs Operating Co., Inc. (b):
10.00%, 12/15/15		40	24,400
10.00%, 12/15/18		253	145,475
MGM Mirage (b):
10.38%, 5/15/14		300	311,250
11.13%, 11/15/17		450	477,000
Scientific Games Corp., 0.75%, 12/01/24 (a)(g)		180	174,375
Snoqualmie Entertainment Authority, 5.38%, 2/01/14 (b)(d)		170	81,600
Travelport LLC, 5.29%, 9/01/14 (d)		150	81,750
Tropicana Entertainment LLC Series WI, 9.63%, 12/15/14 (e)(f)		95	831
Virgin River Casino Corp., 9.00%, 1/15/12 (e)(f)		300	30,750
Waterford Gaming LLC, 8.63%, 9/15/14 (b)		454	272,400

			2,881,868

Household Durables — 1.1%
Ashton Woods USA LLC, 15.90%, 6/30/15 (b)(h)		497	74,490
Beazer Homes USA, Inc.: 8.38%, 4/15/12		355	209,450
8.13%, 6/15/16		105	50,400
Centex Corp., 4.55%, 11/01/10		40	39,100
Jarden Corp., 8.00%, 5/01/16		210	200,550
KB Home, 6.38%, 8/15/11		85	82,025

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Household Durables (concluded)

Stanley-Martin Communities LLC, 9.75%, 8/15/15	USD	225	$56,250
Toll Brothers Finance Corp., 8.91%, 10/15/17		410	419,275

			1,131,540

IT Services — 1.4%
Alliance Data Systems Corp., 1.75%, 8/01/13 (a)(b)		700	514,500
First Data Corp.:
9.88%, 9/24/15		130	92,300
11.25%, 3/31/16 (b)		1,080	626,400
SunGard Data Systems, Inc., 10.63%, 5/15/15 (b)		230	225,400

			1,458,600

Independent Power Producers & Energy Traders — 4.5%
AES Eastern Energy LP Series 1999-A, 9.00%, 1/02/17		1,283	1,193,463
AES Gener SA, 7.50%, 3/25/14		500	515,719
Calpine Construction Finance Co. LP, 8.00%, 6/01/16 (b)		620	593,650
Dynegy Holdings, Inc.:
8.38%, 5/01/16		135	114,412
7.75%, 6/01/19		65	50,619
Energy Future Holdings Corp., 11.25%, 11/01/17 (c)		769	454,454
NRG Energy, Inc.:
7.25%, 2/01/14		750	727,500
7.38%, 2/01/16		740	700,225
8.50%, 6/15/19		195	188,906
Texas Competitive Electric Holdings Co. LLC, 11.25%, 11/01/16 (c)		407	177,950

			4,716,898

Industrial Conglomerates — 1.4%
Icahn Enterprises LP, 4.00%, 8/15/13 (a)(d)		155	109,523
Sequa Corp. (b):
11.75%, 12/01/15		750	433,125
13.50%, 12/01/15 (c)		1,313	642,190
Tyco International Finance SA, 8.50%, 1/15/19		295	327,090

			1,511,928

Insurance — 0.1%
USI Holdings Corp., 4.76%, 11/15/14 (b)(d)		220	143,000

Leisure Equipment & Products — 0.0%
True Temper Sports, Inc., 8.38%, 9/15/11 (e)(f)		975	9,750

Life Sciences Tools & Services — 0.3%
Bio-Rad Laboratories, Inc., 8.00%, 9/15/16 (b)		310	306,900

Machinery — 1.1%
ESCO Corp., 8.63%, 12/15/13 (b)		410	354,650
Ingersoll-Rand Global Holding Co. Ltd., 9.50%, 4/15/14		360	394,231
RBS Global, Inc., 8.88%, 9/01/16		175	124,250
Titan International, Inc., 8.00%, 1/15/12		310	280,550

			1,153,681

Marine — 0.2%
Horizon Lines, Inc., 4.25%, 8/15/12 (a)	USD	145	101,681
Navios Maritime Holdings, Inc., 9.50%, 12/15/14		157	128,740

			230,421

Media — 8.3%
Affinion Group, Inc., 10.13%, 10/15/13		700	647,500
CCO Holdings LLC, 8.75%, 11/15/13 (e)(f)		540	513,000
CMP Susquehanna Corp., 4.75%, 5/15/14 (b)		60	1,200
COX Communications, Inc., 8.38%, 3/01/39 (b)		675	752,614
CSC Holdings, Inc., 8.50%, 4/15/14 (b)		230	227,987
Charter Communications Holdings II, LLC (e)(f):
10.25%, 9/15/10		315	332,325
Series B, 10.25%, 9/15/10		120	126,000
Charter Communications Operating LLC (b)(e)(f):
8.38%, 4/30/14		30	28,725
10.88%, 9/15/14		80	82,800
DIRECTV Holdings LLC, 8.38%, 3/15/13		380	380,950
EchoStar DBS Corp., 7.00%, 10/01/13		810	769,500
Harland Clarke Holdings Corp.:
9.50%, 5/15/15		160	123,600
5.63%, 5/15/15 (d)		140	84,350
Intelsat Corp., 9.25%, 6/15/16 (b)		270	258,525
Intelsat Subsidiary Holding Co. Ltd.:
8.50%, 1/15/13		220	211,200
8.88%, 1/15/15		160	154,400
Lamar Advertising Co. Series B, 2.88%, 12/31/10 (a)		220	214,775
Mediacom Broadband LLC, 8.50%, 10/15/15		310	279,000
Mediacom LLC, 9.50%, 1/15/13		10	9,525
NTL Cable Plc, 8.75%, 4/15/14		125	121,875
Network Communications, Inc., 10.75%, 12/01/13		50	10,000
Nielsen Finance LLC:
10.00%, 8/01/14		1,035	979,369
19.28%, 8/01/16 (h)		40	25,700
ProtoStar I Ltd., 18.00%, 10/15/12 (a)(b)(e)(f)		599	191,773
TL Acquisitions, Inc., 10.50%, 1/15/15 (b)		1,740	1,409,400
UPC Holding BV, 9.88%, 4/15/18 (b)		200	190,250
Virgin Media, Inc., 6.50%, 11/15/16 (a)(b)		445	344,875
WMG Acquisition Corp., 9.50%, 6/15/16 (b)		130	129,350

			8,600,568

Metals & Mining — 4.0%
Aleris International, Inc. (e)(f):
9.00%, 12/15/14		410	4,100
10.00%, 12/15/16		375	7,969

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Metals & Mining (concluded)

Anglo American Capital Plc, 9.38%, 4/08/19 (b)	USD	220	$237,600
Drummond Co., Inc., 7.38%, 2/15/16 (b)		290	211,700
Evraz Group SA (b):
8.88%, 4/24/13		400	328,000
9.50%, 4/24/18		275	212,438
FMG Finance Property Ltd., 10.63%, 9/01/16 (b)		320	307,200
Freeport-McMoRan Copper & Gold, Inc., 5.00%, 4/01/15 (d)		295	276,135
Novelis, Inc., 7.25%, 2/15/15		1,000	760,000
Ryerson, Inc.:
8.40%, 11/01/14 (d)		200	145,500
12.00%, 11/01/15		40	32,600
Steel Dynamics, Inc., 7.38%, 11/01/12		570	540,075
Teck Resources Ltd. (b):
10.25%, 5/15/16		165	172,838
10.75%, 5/15/19		635	682,625
Vedanta Resources Plc, 9.50%, 7/18/18 (b)		335	278,050

			4,196,830

Multi-Utilities — 0.2%
CMS Energy Corp., 8.75%, 6/15/19		170	171,993

Multiline Retail — 1.0%
Dollar General Corp., 10.63%, 7/15/15		660	712,800
Macy’s Retail Holdings, Inc., 5.88%, 1/15/13		310	271,590

			984,390

Oil, Gas & Consumable Fuels — 13.3%
Atlas Energy Resources LLC, 10.75%, 2/01/18 (b)		690	650,325
Atlas Pipeline Partners LP, 8.75%, 6/15/18		380	260,300
Berry Petroleum Co., 8.25%, 11/01/16		525	450,188
Bill Barrett Corp., 9.88%, 7/15/16		130	123,724
Chesapeake Energy Corp.:
9.50%, 2/15/15		300	302,250
6.38%, 6/15/15		190	169,100
7.25%, 12/15/18		390	339,300
2.25%, 12/15/38 (a)		400	245,500
Cimarex Energy Co., 7.13%, 5/01/17		420	369,600
Compton Petroleum Finance Corp., 7.63%, 12/01/13		135	74,925
Connacher Oil and Gas Ltd., 10.25%, 12/15/15 (b)		650	393,250
Corral Finans AB, 2.63%, 4/15/10 (b)(c)		332	178,838
Denbury Resources, Inc.:
7.50%, 12/15/15		250	237,500
9.75%, 3/01/16		400	411,000
El Paso Corp., 8.25%, 2/15/16		345	335,513
Encore Acquisition Co., 6.25%, 4/15/14		700	602,000
Forest Oil Corp.:
8.50%, 2/15/14 (b)	USD	815	800,739
7.25%, 6/15/19		950	850,250
Hess Corp., 8.13%, 2/15/19		405	461,074
Kinder Morgan Finance Co. ULC, 5.35%, 1/05/11		425	416,500
Massey Energy Co., 3.25%, 8/01/15 (a)		770	508,200
Newfield Exploration Co.:
6.63%, 4/15/16		180	162,450
7.13%, 5/15/18		100	90,875
OPTI Canada, Inc.:
7.88%, 12/15/14		280	181,300
8.25%, 12/15/14		860	567,600
Peabody Energy Corp., 7.38%, 11/01/16		80	75,600
PetroHawk Energy Corp.:
10.50%, 8/01/14 (b)		345	352,762
7.88%, 6/01/15		225	208,125
Range Resources Corp.:
6.38%, 3/15/15		750	690,938
8.00%, 5/15/19		200	196,750
Roseton-Danskammer 2001 Series B, 7.67%, 11/08/16		475	416,812
Sabine Pass LNG LP, 7.50%, 11/30/16		165	133,237
SandRidge Energy, Inc.:
8.63%, 4/01/15 (c)		35	31,412
9.88%, 5/15/16 (b)		300	289,500
8.00%, 6/01/18 (b)		525	448,875
Southwestern Energy Co., 7.50%, 2/01/18 (b)		125	120,000
Stone Energy Corp., 6.75%, 12/15/14		600	378,000
Swift Energy Co., 7.13%, 6/01/17		500	352,500
Tennessee Gas Pipeline Co., 8.00%, 2/01/16		310	324,725
Whiting Petroleum Corp., 7.25%, 5/01/13		300	284,250
The Williams Cos, Inc., 8.75%, 1/15/20 (b)		305	317,963

			13,803,750

Paper & Forest Products — 3.3%
Ainsworth Lumber Co. Ltd., 11.00%, 7/29/15 (b)(c)		458	145,221
Boise Cascade LLC, 7.13%, 10/15/14		195	102,862
Clearwater Paper Corp., 10.63%, 6/15/16 (b)		215	219,300
Georgia-Pacific Corp., 8.13%, 5/15/11		200	200,000
Georgia-Pacific LLC, 8.25%, 5/01/16 (b)		345	334,650
International Paper Co., 9.38%, 5/15/19		285	290,517
NewPage Corp., 10.00%, 5/01/12		1,940	931,200
Norske Skog Canada Ltd. Series D, 8.63%, 6/15/11		305	183,000

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Paper & Forest Products (concluded)

Verso Paper Holdings LLC:
11.50%, 7/01/14 (b)	USD	185	$169,275
Series B, 9.13%, 8/01/14		945	439,425
Series B, 4.78%, 8/01/14 (d)		630	296,100
Series B, 11.38%, 8/01/16		335	93,800

			3,405,350

Pharmaceuticals — 0.9%
Angiotech Pharmaceuticals, Inc., 4.42%, 12/01/13 (d)		1,180	890,900
Elan Finance Plc, 8.88%, 12/01/13		75	68,625

			959,525

Real Estate Investment Trusts (REITs) — 0.7%
FelCor Lodging LP, 8.50%, 6/01/11		314	276,320
HCP, Inc., 5.65%, 12/15/13		380	345,972
iStar Financial, Inc. Series B, 5.13%, 4/01/11		130	75,400

			697,692

Real Estate Management & Development — 0.6%
Forest City Enterprises, Inc., 7.63%, 6/01/15		650	409,500
Realogy Corp.:
10.50%, 4/15/14		395	170,838
12.38%, 4/15/15		291	81,480

			661,818

Semiconductors & Semiconductor Equipment — 0.3%
Spansion, Inc., 4.39%, 6/01/13 (b)(d)(e)(f)		480	312,000

Software — 0.0%
BMS Holdings, Inc., 9.22%, 2/15/12 (b)(c)(d)		226	4,512

Specialty Retail — 2.6%
Asbury Automotive Group, Inc., 8.00%, 3/15/14		850	705,500
General Nutrition Centers, Inc.:
6.40%, 3/15/14 (c)(d)		240	192,000
10.75%, 3/15/15		870	739,500
Group 1 Automotive, Inc., 2.25%, 6/15/36 (a)(g)		300	192,375
Michaels Stores, Inc.:
10.00%, 11/01/14		190	159,600
11.38%, 11/01/16		35	22,925
United Auto Group, Inc., 7.75%, 12/15/16		885	714,638

			2,726,538

Textiles, Apparel & Luxury Goods — 0.5%
Levi Strauss & Co., 8.88%, 4/01/16		550	532,125

Tobacco — 1.2%
Altria Group, Inc., 10.20%, 2/06/39	USD	335	395,825
Lorillard Tobacco Co., 8.13%, 6/23/19		175	181,084
Vector Group Ltd., 11.00%, 8/15/15		700	647,500

			1,224,409

Wireless Telecommunication Services — 6.2%
American Tower Corp., 5.00%, 2/15/10 (a)		235	235,294
Cricket Communications, Inc.:
9.38%, 11/01/14		390	384,150
10.00%, 7/15/15 (b)		210	208,425
Crown Castle International Corp., 9.00%, 1/15/15		115	117,012
Digicel Group Ltd. (b):
8.88%, 1/15/15		545	452,350
9.13%, 1/15/15 (c)		693	568,260
FiberTower Corp., 11.00%, 11/15/12 (a)(b)(c)		496	204,538
iPCS, Inc., 3.15%, 5/01/13 (d)		795	628,050
Leap Wireless International, Inc., 4.50%, 7/15/14 (a)(b)		150	115,313
MetroPCS Wireless, Inc., 9.25%, 11/01/14		1,230	1,222,312
NII Holdings, Inc., 2.75%, 8/15/25 (a)		360	336,600
Nextel Communications, Inc.:
Series D, 7.38%, 8/01/15		250	199,375
Series E, 6.88%, 10/31/13		250	206,875
Sprint Capital Corp., 7.63%, 1/30/11		1,280	1,265,600
Sprint Nextel Corp., 1.00%, 6/28/10 (d)		300	282,855

			6,427,009

Total Corporate Bonds — 87.6%			91,165,593

Non-US Government Agency Mortgage-Backed Securities

Commercial Mortgage-Backed Securities — 1.2%
Crown Castle Towers LLC Series 2005-1A:
Class AFL, 0.70%, 6/15/35 (d)		1,000	955,000
Class AFX, 4.64%, 6/15/35 (b)		280	273,000

Total Non-US Government Agency Mortgage-Backed Securities — 1.2%			1,228,000

Floating Rate Loan Interests

Auto Components — 0.9%
Allison Transmission, Inc. Term Loan, 3.07%-3.08%, 8/07/14		489	386,226
Dana Holding Corp. Term Advance, 6.50%-7.25%, 1/31/15		793	506,255

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Floating Rate Loan Interests	(000)		Value

Auto Components (concluded)

Delphi Corp. Initial Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)	USD	136	$41,521
Delphi Corp. Subsequent Tranche Term Loan C, 10.50%, 12/31/09 (e)(f)		14	4,229

			938,231

Automobiles — 0.2%
Ford Motor Co. Term Loan, 3.32%-4.14%, 12/15/13		249	179,570

Chemicals — 0.7%
PQ Corp. (fka Niagara Acquisition, Inc.) Loan (Second Lien), 7.54%, 7/30/15		1,250	500,000
Solutia Inc. Loan, 7.25%, 2/28/14		249	228,351

			728,351

Food & Staples Retailing — 0.4%
Rite Aid Corp. Tranche 4 Term Loan, 9.50%, 6/04/15		450	447,562

Health Care Providers & Services — 0.7%
HCA Inc. Tranche A-1 Term Loan, 2.35%, 11/17/12		832	753,842

Hotels, Restaurants & Leisure — 0.5%
Travelport LLC (fka Travelport, Inc.) Loan, 7.81%, 3/27/12		1,332	537,407

Independent Power Producers & Energy Traders — 1.9%
Dynegy Holdings Inc. Term Letter of Credit Facility Term Loan, 1.81%, 4/02/13		189	168,775
Dynegy Holdings Inc. Tranche B Term Loan, 1.81%, 4/02/13		11	10,037
NRG Energy, Inc.:
Credit-Linked Deposit, 0.50%, 2/01/13		82	77,260
Term Loan, 1.81%-2.10%, 2/01/13		154	144,313
Texas Competitive Electric Holdings Co., LLC (TXU):
Initial Tranche B-1 Term Loan, 3.81%-3.82%, 10/10/14		118	84,278
Initial Tranche B-2 Term Loan, 3.81%-3.82%, 10/10/14		246	175,100
Initial Tranche B-3 Term Loan, 3.81%-3.82%, 10/10/14		1,852	1,320,047

			1,979,810

Machinery — 0.6%
Navistar International Corp. Revolving Credit-Linked Deposit, 0.16%-3.56%, 1/19/12		193	166,388
Navistar International Corp. Term Advance, 3.56%, 1/19/12		532	457,566

			623,954

Media — 1.1%
HMH Publishing Company Ltd. (fka Education Media):
Mezzanine, 11.25, 11/14/14		2,701	405,157
Tranche A Term Loan, 7.42%-7.66%, 6/12/14		1,097	762,541

			1,167,698

Transportation Infrastructure — 0.6%
Optasite Towers LLC Loan, 1.97%, 11/01/10	USD	2693	616,664

Total Floating Rate Loan Interests — 7.6%			7,973,089

Common Stocks	Shares

Electrical Equipment — 0.0%
Medis Technologies Ltd. (e)		33,870	16,935

Paper & Forest Products — 0.1%
Ainsworth Lumber Co. Ltd. (e)		53,062	52,462
Ainsworth Lumber Co. Ltd. (b)(e)		59,550	58,968

			111,430

Total Common Stocks — 0.1%			128,365

Preferred Securities

	Par
Capital Trusts	(000)

Diversified Financial Services — 0.3%
Citigroup, Inc. Series E, 8.40% (d)(e)(f)(i)	USD	355	266,275

Total Capital Trusts — 0.3%			266,275

Preferred Stocks	Shares

Diversified Telecommunication Services — 0.0%
PTV, Inc. Series A, 10%		47	6

Media — 0.0%
CMP Susquemanna Radio Holdings Corp. (b)(d)		13,993	—

Total Preferred Stocks — 0.0%			6

Total Preferred Securities — 0.3%			266,281

Warrants (j)

Media — 0.0%
CMP Susquemanna Radio Holdings Corp. (expires 3/26/19)		15,990	—
Virgin Media, Inc. (expires 1/10/11)		22,461	1,123

Total Warrants — 0.0%			1,123

Total Long-Term Investments (Cost — $121,895,953) — 96.8%			100,762,451

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (k)(l)		2,881,352	2,881,352

Total Short-Term Securities (Cost — $2,881,352) — 2.8%			2,881,352

Total Investments (Cost — $124,777,305*) — 99.6%			103,643,803
Other Assets Less Liabilities — 0.4%			472,414

Net Assets — 100.0%			$104,116,217

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$125,439,125

Gross unrealized appreciation	$2,715,078
Gross unrealized depreciation	(24,510,400)

Net unrealized depreciation	$(21,795,322)

(a)	Convertible security.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.

(d)	Variable rate security. Rate shown is as of report date.

(e)	Non-income producing security.

(f)	Issuer filed for bankruptcy and/or is in default of interest payments.

(g)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown is as of report date.

(h)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield at report date.

(i)	Security is perpetual in nature and has no stated maturity date.

(j)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(k)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	2,881,352	$1,542
BlackRock Liquidity Series, LLC Cash Sweep Series	USD (6,623,734)	$8,456

(l)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report which may combine industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Appreciation

USD 71,481	CAD 80,000	UBS AG	8/26/09	$2,678

•	Currency Abbreviations:

CAD	Canadian Dollar
USD	US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1
Long Term Investments:
Common Stocks	$69,397
Warrants	1,123
Short-Term Securities	2,881,352

Total Level 1	2,951,872

Level 2
Long-Term Investments:
Corporate Bonds	90,893,617
Non-US Government Agency Mortgage-Backed Securities	1,228,000
Floating Rate Loan Interests	4,419,745
Common Stocks	58,968
Capital Trusts	266,275
Preferred Stocks	6

Total Level 2	96,866,611

Level 3
Long-Term Investments:
Corporate Bonds	271,976
Floating Rate Loan Interests	3,553,344

Total Level 3	3,825,320

Total	$103,643,803

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund

Schedule of Investments June 30, 2009 (concluded)

Other
Valuation	Financial
Inputs	Instruments[1]

Level 1	—
Level 2	$2,678
Level 3	—

Total	$2,678

[1]	Other financial instruments are foreign currency exchange contracts, which are shown at unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments with unobservable inputs (Level 3) were used in determining fair value:

	Corporate	Floating Rate	Investments
	Bonds	Loan Interests	in Securities

Balance, as of December 31, 2008	—	$2,686,293	$2,686,293
Accrued discounts/premiums	—	—	—
Realized gain	—	1,499	1,499
Change in unrealized appreciation/depreciation[2]	—	41,901	41,901
Net purchases	—	27,417	27,417
Net transfers in	$271,976	796,234	1,068,210

Balance, as of June 30, 2009	$271,976	$3,553,344	$3,825,320

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified at Level 3 at period end.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$121,895,953)	$100,762,451
Investments at value—affiliated (cost—$2,881,352)	2,881,352
Unrealized appreciation on foreign currency exchange contracts	2,678
Cash	3,638
Foreign currency at value (cost—$90)	86
Interest receivable	2,173,399
Investments sold receivable	582,390
Prepaid expenses	4,610

Total assets	106,410,604

Liabilities:
Investments purchased payable	1,394,221
Income dividends payable	723,664
Capital shares redeemed payable	113,739
Investment advisory fees payable	46,434
Other affiliates payable	495
Officer’s and Directors’ fees payable	44
Other liabilities	10,452
Other accrued expenses payable	5,338

Total liabilities	2,294,387

Net Assets	$104,116,217

Net Assets Consist of:
Paid-in capital	$316,660,606
Distributions in excess of net investment income	(128,805)
Accumulated net realized loss	(191,284,756)
Net unrealized appreciation/depreciation	(21,130,828)

Net Assets	$104,116,217

Net Asset Value:
Based on net assets of $104,116,217 and 18,654,311 shares outstanding, 200 million shares authorized, $0.10 par value	$5.58

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$5,307,770
Income—affiliated	9,998
Facility and other fees	433

Total income	5,318,201

Expenses:
Investment advisory	262,063
Professional	24,912
Accounting services	18,267
Printing	10,774
Officer and Directors	8,850
Custodian	8,732
Transfer agent fees	2,369
Miscellaneous	19,619

Total expenses	355,586
Less fees waived by advisor	(203)

Total expenses after fees waived	355,383

Net investment income	4,962,818

Realized and Unrealized Gain (Loss):
Net realized loss from:
Investments	(9,621,562)
Foreign currency	(14,951)

(9,636,513)

Net change in unrealized appreciation/depreciation on:
Investments	27,719,302
Foreign currency	5,676

27,724,978

Total realized and unrealized gain	18,088,465

Net Increase in Net Assets Resulting from Operations	$23,051,283

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2008	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$4,962,818	$11,812,553
Net realized loss	(9,636,513)	(10,653,163)
Net change in unrealized appreciation/depreciation	27,724,978	(41,786,922)

Net increase (decrease) in net assets resulting from operations	23,051,283	(40,627,532)

Dividends to Shareholders from:
Net investment income	(4,920,529)	(11,983,621)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(7,362,444)	(16,721,444)

Net Assets:
Total increase (decrease) in net assets	10,768,310	(69,332,597)
Beginning of period	93,347,907	162,680,504

End of period	$104,116,217	$93,347,907

End of period distributions in excess of net investment income	$(128,805)	$(171,094)

See Notes to Financial Statements.

16

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$4.64		$7.26	$7.67	$7.55	$8.12	$7.86

Net investment income[1]	0.26		0.57	0.59	0.56	0.61	0.62
Net realized and unrealized gain (loss)	0.93		(2.62)	(0.42)	0.12	(0.50)	0.25

Net increase (decrease) from investment operations	1.19		(2.05)	0.17	0.68	0.11	0.87

Dividends from net investment income	(0.25)		(0.57)	(0.58)	(0.56)	(0.68)	(0.61)

Net asset value, end of period	$5.58		$4.64	$7.26	$7.67	$7.55	$8.12

Total Investment Return:[2]
Based on net asset value	26.39%	[3]	(29.88)%	2.42%	9.44%	1.51%	11.68%

Ratios to Average Net Assets:
Total expenses	0.73%	[4]	0.68%	0.64%	0.60%	0.59%	0.57%

Total expenses after fees waived	0.73%	[4]	0.68%	0.64%	0.60%	0.59%	0.57%

Net investment income	10.24%	[4]	8.80%	7.77%	7.45%	7.78%	7.77%

Supplemental Data:
Net assets, end of period (000)	$104,116		$93,348	$162,681	$213,937	$246,483	$318,363

Portfolio turnover	59%		53%	55%	56%	24%	55%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized

See Notes to Financial Statements.

17

BlackRock Variable Series Funds, Inc.
BlackRock High Income V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock High Income V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Company’s Board of Directors (the “Board”). Floating rate loan interests are valued at the mean between the last available bid prices from one or more brokers or dealers as obtained from pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments, and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro-rata ownership in the net assets of the underlying fund.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices.

18

Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security.

If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid. The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the U.S. Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Floating Rate Loans: The Fund may invest in floating rate loans, which are generally non-investment grade, made by banks, other financial institutions, and privately and publicly offered corporations. Floating rate loans generally pay interest at rates that are periodically determined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more US banks or (iii) the certificate of deposit rate. The Fund considers these investments to be investments in debt securities for purposes of its investment policies.

The Fund earns and/or pays facility and other fees on floating rate loans. Other fees earned/paid include commitment, amendment, consent, commissions and prepayment penalty fees. Facility, amendment, and consent fees are typically amortized as premium and/or accreted as discount over the term of the loan. Commitment, commission and various other fees are recorded as income. Prepayment penalty fees are recognized on the accrual basis. When the Fund buys a floating rate loan it may receive a facility fee and when it sells a floating rate loan it may pay a facility fee. On an ongoing basis, the Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a floating rate loan. In certain circumstances, the Fund may receive a prepayment penalty fee upon the prepayment of a floating rate loan by a borrower. Other fees received by the Fund may include covenant waiver fees and covenant modification fees. The Fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Floating rate loans are usually freely callable at the issuer’s option. The Fund may invest in such loans in the form of participations in loans (“Participations”) and assignments of all or a portion of loans from third parties. Participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will

19

have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Participation and only upon receipt by the lender of the payments from the borrower.

In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loans, nor any rights of offset against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participation.

As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the Participation. The Fund’s investments in loan participation interests involve the risk of insolvency of the financial intermediaries who are parties to the transactions. In the event of the insolvency of the lender selling the Participation, the Fund may be treated as a general creditor of the lender and may not benefit from any offset between the lender and the borrower.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Fund may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., foreign currency exchange contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial

20

statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses by offsetting each derivative financial instrument’s payables and/or receivables with collateral held or pledged with each counterparty. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing their investment objectives by investing in various derivative financial instruments, as described below.

Foreign Currency Exchange Contracts: A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). Foreign currency exchange contracts, when used by a Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by a Fund. The contract is marked-to-market daily and the change in market value is recorded by a Fund as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of forward currency contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Derivatives Not Accounted for as Hedging Instruments under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Asset Derivatives
	Balance
	Sheet
	Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$2,678

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Net Realized Loss From
Derivatives Recognized in Income

Foreign Currency
Exchange Contracts

Foreign currency exchange contracts	$(14,951)

Net Change in Unrealized Appreciation
on Derivatives Recognized in Income

Foreign Currency
Exchange Contracts

Foreign currency exchange contracts	$5,676

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund.

21

For such services, the Fund pays the Manager a monthly fee based upon the aggregate daily value of net assets of the Fund and the Company’s BlackRock Total Return V.I. Fund at the following annual rates: 0.55% of the such average daily net assets not exceeding $250 million; 0.50% of such average daily net assets in excess of $250 million but not exceeding $500 million; 0.45% of such average daily net assets in excess of $500 million but not exceeding $750 million; and 0.40% of such average daily net assets in excess of $750 million. For the six months ended June 30, 2009, the aggregate average daily net assets of the Fund and the Company’s BlackRock Total Return V.I. Fund was approximately $307,904,000.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc., (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, is reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $897 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments (including paydowns, and excluding short-term securities) for the six months ended June 30, 2009 were $55,132,961 and $57,928,366, respectively.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Unfunded Loan Commitments:

The Fund may invest in floating rate loans. In connection with these investments, the Fund may, with its Manager, also enter into unfunded loan commitments (“commitments”). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. Such fee income, which is shown as facility and other fees in the Statement of Operations, is recognized ratably over the commitment period. As of June 30,

22

2009, the Fund had no unfunded loan commitments.

7.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires December 31,

2009	$35,064,410

2010	63,839,053

2011	44,871,728

2012	8,918,857

2013	12,665,469

2014	4,347,980

2016	9,129,091

Total	$178,836,588

8.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

9.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	493,358	$2,341,237

Shares issued to shareholders in reinvestment of dividends	974,392	4,920,529

Total issued	1,467,750	7,261,766

Shares redeemed	(2,918,759)	(14,624,210)

Net decrease	(1,451,009)	$(7,362,444)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	1,563,049	$7,725,357

Shares issued to shareholders in reinvestment of dividends	1,640,505	11,111,227

Total issued	3,203,554	18,836,584

Shares redeemed	(5,518,157)	(35,558,028)

Net decrease	(2,314,603)	$(16,721,444)

10.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

23

BlackRock International Value V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed the benchmark MSCI EAFE Index for the six-month period.

What factors influenced performance?

•	The information technology (“IT”) and consumer staples sectors detracted from Fund performance during the period. Within IT, stock selection was a source of weakness; Fund holding Nintendo Co., Ltd. was a notable detractor. A position in West Japan Railway Co. also detracted. Regionally, Fund returns were hampered by positions in Japan, Australia and the United Kingdom.

•	By contrast, positive stock selection in consumer discretionary was a significant contributor to performance. Fund holding AB Electrolux was a standout performer in this sector. Likewise, the financials sector had a positive effect on Fund performance for the six months, mainly due to successful holdings in banks and real estate. Notably, BNP Paribas SA and ICICI Bank Ltd. added to Fund returns. Elsewhere, a number of holdings benefited from a rise in commodities prices, including Vale SA and mining and metallurgical company MMC Norilsk Nickel. Selected capital goods holdings were also constructive during the period, including truck manufacturer MAN SE. Regionally, the Fund benefited from its emerging market exposure; holdings in Brazil, India and Russia were particularly rewarding.

Describe recent portfolio activity.

•	During the six-month period, we increased the Fund’s exposure to more cyclical areas, adding to the materials, industrials and consumer discretionary sectors. Exposure to financials was reduced in aggregate, although we rotated money from insurance into banks as early data indicated that the non-performing loan estimates were overstated. We purchased Banco Santander SA and UniCredit S.p.A., and introduced a basket of smaller, recovery situation companies. We made reductions in more defensive areas, including health care, where we sold GlaxoSmithKline Plc and Takeda Pharmaceutical Co., Ltd. We also eliminated positions in telecommunications names Telstra Corp. Ltd. and Deutsche Telekom AG.

•	On a geographical basis, we took profits in stocks within emerging markets and Asia toward the end of the period. We recycled the proceeds into Europe and Japan, where we found more attractive relative valuations.

Describe Fund positioning at period end.

•	At period end, we were not expressing strong sector views; however, the Fund was overweight in consumer discretionary, telecommunications and materials, and was underweight in financials, consumer staples and IT. Geographically, the Fund was overweight in Asia, Japan and selected emerging markets, and it maintained an underweight allocation to Europe, largely through the United Kingdom.

•	Overall, we remain confident in the outlook for equities, and continue to identify attractively-valued investment opportunities. We believe that after a temporary break, markets will respond positively to earnings improvements and economic data confirming that we are through the worst of the recession.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund seeks current income and long-term growth of income, accompanied by growth of capital through investments in international stocks.

[3]	This unmanaged Index measures the total returns of developed foreign stock markets in Europe, Australasia and the Far East (in U.S. dollars).
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years[5]	10 Years[5]

Class I Shares[4]	6.89%	(30.01)%	2.40%	3.80%

MSCI EAFE Index	7.95	(31.35)	2.31	1.18

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[5]	For a portion of the period, the Fund’s advisor waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Geographic Allocation	Long-Term Investments

Japan	25%
France	14
Germany	13
United Kingdom	12
Australia	7
Spain	7
Italy	5
Switzerland	3
Brazil	2
Sweden	2
Norway	2
Hong Kong	2
Taiwan	2
Singapore	2
Russia	1
Austria	1

4

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Disclosure of Expenses
Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,068.90	$4.87	$1,000	$1,020.09	$4.76

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.95% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

Derivative Instruments

The Fund may invest in various derivative instruments, including financial futures contracts, foreign currency exchange contracts and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The F und’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia — 7.1%
Australia & New Zealand Banking Group Ltd.	98,434	$1,304,495
BHP Billiton Ltd.	129,132	3,537,687
Fairfax Media Ltd.	1,454,995	1,425,795
Newcrest Mining Ltd.	80,899	1,977,275
Qantas Airways Ltd.	693,149	1,122,415

		9,367,667

Austria — 0.7%
Erste Bank der Oesterreichischen Sparkassen AG	36,292	985,268

Brazil — 2.0%
All America Latina Logistica SA	163,176	1,001,790
Cyrela Brazil Realty SA	97,977	735,015
Tam SA (Preference Shares) (a)(b)	92,064	958,386

		2,695,191

France — 13.2%
BNP Paribas SA	44,909	2,928,635
GDF Suez	102,710	3,844,675
Sanofi-Aventis	59,274	3,502,494
Schneider Electric SA	36,682	2,807,576
Total SA	83,154	4,507,009

		17,590,389

Germany — 12.5%
Allianz AG Registered Shares	33,010	3,044,931
BASF SE	53,878	2,146,596
Bayer AG	57,756	3,103,822
DaimlerChrysler AG	69,132	2,510,582
E.ON AG	89,183	3,165,816
MAN SE	42,219	2,597,718

		16,569,465

Hong Kong — 1.8%
Hutchison Whampoa Ltd.	374,000	2,432,923

Italy — 4.8%
Eni SpA	141,538	3,356,878
UniCredit SpA	1,178,545	2,980,896

		6,337,774

Japan — 24.9%
Asahi Breweries Ltd.	212,900	3,050,801
Daiichi Sankyo Co., Ltd.	143,600	2,563,182
Fuji Media Holdings, Inc.	841	1,265,622
Fuji Photo Film Co., Ltd.	58,500	1,861,750
Honda Motor Co., Ltd.	56,300	1,548,861
JFE Holdings, Inc.	53,000	1,780,658
Japan Prime Realty Investment Corp.	213	459,489
Japan Tobacco, Inc.	933	2,916,402
KDDI Corp.	498	2,642,410
Mazda Motor Corp.	628,000	1,606,103
Mitsui Chemicals, Inc.	301,000	959,508
Mitsui OSK Lines Ltd.	295,000	1,906,391
NOK Corp.	6,500	75,524
Nomura Holdings, Inc.	315,600	2,663,931
Sony Corp.	115,500	3,013,281
Sumitomo Mitsui Financial Group, Inc.	69,500	2,812,339
Tokio Marine Holdings, Inc.	72,400	1,987,858

		33,114,110

Norway — 1.9%
StatoilHydro ASA	128,624	2,540,732

Russia — 1.3%
MMC Norilsk Nickel (a)	128,599	1,183,111
Mechel OAO (a)	71,264	595,054

		1,778,165

Singapore — 1.5%
DBS Group Holdings Ltd.	237,500	1,925,448

Spain — 6.9%
Banco Santander SA	389,051	4,702,926
Telefonica SA	196,304	4,458,000

		9,160,926

Sweden — 2.0%
Electrolux AB	104,606	1,463,400
Swedbank AB-A Shares	209,867	1,226,900

		2,690,300

Switzerland — 3.4%
Nestle SA Registered Shares	117,825	4,448,889

Taiwan — 1.6%
HTC Corp.	154,000	2,164,011

United Kingdom — 11.7%
BAE Systems Plc	446,049	2,492,530
Cookson Group Plc	211,579	911,655
Land Securities Group Plc	276,269	2,148,416
United Business Media Ltd.	333,275	2,197,104
Vodafone Group Plc	2,108,715	4,101,320
WPP Plc	295,257	1,963,457
Xstrata Plc	160,690	1,746,419

		15,560,901

Total Common Stocks—97.3%		129,362,159

Warrants (c)

Cayman Islands — 0.4%
Morgan Stanley (Rolta India Ltd.) (expires 5/26/14)	219,908	578,633

United Kingdom — 0.4%
HSBC Bank Plc (Emaar Properties PJSC) (expires 4/05/12)	634,642	480,348

Total Warrants—0.8%		1,058,981

Total Long-Term Investments (Cost—$118,564,923)—98.1%		130,421,140

Short-Term Securities

Money Market Fund — 1.0%
BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	1,277,414	1,277,414

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Time Deposits	(000)		Value

Hong Kong — 0.0%
Hong Kong Dollar, 0.02%, 7/01/09	HKD	193,528	$24,971

Japan — 0.1%
Japanese Yen, 0.01%, 7/01/09	JPY	17,709	183,821

Total Time Deposits — 0.1%			208,792

Total Short-Term Securities (Cost—$1,485,921) — 1.1%			1,486,206

Total Investments (Cost—$120,050,844*) — 99.2%			131,907,346
Other Assets Less Liabilities — 0.8%			1,077,794

Net Assets — 100.0%			$132,985,140

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$127,685,280

Gross unrealized appreciation	$14,657,404
Gross unrealized depreciation	(10,435,338)

Net unrealized appreciation	$4,222,066

(a)	Depositary receipts.

(b)	Non-income producing security.

(c)	Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	1,277,414	$1,515
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,581,574)	$2,472

(e)	Represents the current yield as of report date.

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

				Unrealized
Currency	Currency		Settlement	Appreciation
Purchased	Sold	Counterparty	Date	(Depreciation)

AUD 34,502	USD 27,802	State Street Bank and Trust Co.	7/01/09	$(2)
EUR 2,202,950	USD 3,101,974	JPMorgan Chase Bank NA	7/01/09	(11,527)
JPY 7,804,562	USD 80,943	State Street Bank and Trust Co.	7/01/09	72
USD 611,723	GBP 370,405	Barclays Bank Plc	7/01/09	2,335
USD 3,774,977	GBP 2,280,402	State Street Bank and Trust Co.	7/01/09	23,267
USD 5,637	JPY 540,817	Citibank N.A.	7/01/09	23
USD 178,695	JPY 17,101,077	State Street Bank and Trust Co.	7/01/09	1,178
USD 197,224	SEK 1,536,372	State Street Bank and Trust Co.	7/01/09	(1,925)
AUD 37,755	USD 30,385	State Street Bank and Trust Co.	7/02/09	34
EUR 790,649	USD 1,112,523	State Street Bank and Trust Co.	7/02/09	(3,340)
GBP 271,601	USD 449,825	State Street Bank and Trust Co.	7/02/09	(2,988)
JPY 53,887	USD 564	State Street Bank and Trust Co.	7/02/09	(5)
USD 412,053	SEK 3,180,018	State Street Bank and Trust Co.	7/02/09	(149)
AUD 109,510	USD 89,098	State Street Bank and Trust Co.	7/03/09	(873)
GBP 203,032	USD 334,434	Citibank N.A.	7/03/09	(407)
USD 220	JPY 21,060	Brown Brothers Harriman & Co.	7/03/09	2
USD 254,980	SEK 1,966,924	Goldman Sachs & Co.	7/03/09	24
GBP 6,313,962	USD 10,281,500	State Street Bank and Trust Co.	9/17/09	104,769
USD 2,801,000	EUR 2,035,906	State Street Bank and Trust Co.	9/17/09	(54,650)
USD 3,501,310	HKD 27,116,771	State Street Bank and Trust Co.	9/17/09	(36)

Total				$55,802

•	Currency Abbreviations:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
JPY	Japanese Yen
SEK	Swedish Krona
USD	US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1
Long-Term Investments
Common Stock:
Brazil	$2,695,191
Russia	1,778,165
Short-Term Securities	1,277,414

Total Level 1	5,750,770

Level 2
Long-Term Investments
Common Stock:
Australia	9,367,667
Austria	985,268
France	17,590,389
Germany	16,569,465
Hong Kong	2,432,923
Italy	6,337,774
Japan	33,114,110
Norway	2,540,732
Singapore	1,925,448
Spain	9,160,926
Sweden	2,690,300
Switzerland	4,448,889
Taiwan	2,164,011
United Kingdom	15,560,901
Warrants:
Cayman Islands	578,633
United Kingdom	480,348
Short-Term Securities	208,792

Total Level 2	126,156,576

Level 3	—

Total	$131,907,346

Valuation	Other Financial
Inputs	Instruments[1]

	Assets	Liabilities

Level 1	—	—
Level 2	$131,704	$(75,902)
Level 3	—	—

Total	$131,704	$(75,902)

[1]	Other financial instruments are foreign currency exchange contracts, which are shown at the unrealized appreciation/depreciation on the instruments.

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Assets
Australia

Balance, as of December 31, 2008	$9
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[2]	(9)
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of June 30, 2009	$—

[2]	Included in the related net change in unrealized appreciation/depreciation on the Statement of Operations related to securities classified as Level 3 at period end.

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (Cost—$118,773,430)	$130,629,932
Investments at value—affiliated (Cost—$1,277,414)	1,277,414
Unrealized appreciation on foreign currency exchange contracts	131,704
Foreign currency at value (Cost—$132,182)	131,769
Investments sold receivable	6,114,112
Dividends receivable	1,336,170
Capital shares sold receivable	3,466
Prepaid expenses	9,189

Total assets	139,633,756

Liabilities:
Unrealized depreciation on foreign currency exchange contracts	75,902
Investment purchased payable	6,089,371
Capital shares redeemed payable	367,614
Investment advisory fees payable	84,045
Other affiliates payable	575
Officer’s and Directors’ fees payable	50
Other accrued expenses payable	31,059

Total liabilities	6,648,616

Net Assets	$132,985,140

Net Assets Consist of:
Paid-in capital	$200,212,535
Undistributed net investment income	2,928,616
Accumulated net realized loss	(82,082,381)
Net unrealized appreciation/depreciation	11,926,370

Net Assets	$132,985,140

Net Asset Value:
Class I—Based on net assets of $132,985,140 and 17,504,824 shares outstanding, 100 million shares authorized, $0.10 par value	$7.60

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$3,292,502
Foreign tax withheld	(334,204)
Income—affiliated	3,987
Interest	423

Total income	2,962,708

Expenses:
Investment advisory	454,044
Custodian	35,764
Accounting services	24,118
Professional	23,488
Printing	12,890
Officer and Directors	9,860
Transfer agent	2,550
Miscellaneous	13,274

Total expenses	575,988
Less fee waived by advisor	(226)

Total expenses after fees waived	575,762

Net investment income	2,386,946

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(26,242,085)
Financial futures contracts	(568,481)
Foreign currency	368,718

(26,441,848)

Net change in net unrealized appreciation/depreciation on:
Investments	30,849,957
Foreign currency	440,119

31,290,076

Total realized and unrealized gain	4,848,228

Net Increase in Net Assets Resulting from Operations	$7,235,174

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$2,386,946	$6,597,907
Net realized loss	(26,441,848)	(52,264,149)
Net change in unrealized appreciation/depreciation	31,290,076	(84,960,601)

Net increase (decrease) in net assets resulting from operations	7,235,174	(130,626,843)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(6,499,995)
Net realized gain:
Class I	—	(12,622,455)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(19,122,450)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(11,304,439)	(60,494,903)

Net Assets:
Total decrease in net assets	(4,069,265)	(210,244,196)
Beginning of period	137,054,405	347,298,601

End of period	$132,985,140	$137,054,405

End of period undistributed net investment income	$2,928,616	$541,670

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006		2005		2004

Per Share Operating Performance:
Net asset value, beginning of period	$7.11		$14.38	$16.80	$14.86		$13.67		$11.41

Net investment income[1]	0.13		0.31	0.34	0.42		0.35		0.20
Net realized and unrealized gain (loss)	0.36		(6.43)	1.42	3.73		1.24		2.37

Net increase (decrease) from investment operations	0.49		(6.12)	1.76	4.15		1.59		2.57

Dividends and distributions from:
Net investment income	—		(0.39)	(0.50)	(0.60)		(0.40)		(0.31)
Net realized gain	—		(0.76)	(3.68)	(1.61)		—		—

Total dividends and distributions	—		(1.15)	(4.18)	(2.21)		(0.40)		(0.31)

Net asset value, end of period	$7.60		$7.11	$14.38	$16.80		$14.86		$13.67

Total Investment Return:[2]
Based on net asset value	6.89%	[3]	(42.49)%	10.34%	27.91%	[4]	11.68%	[5]	22.54%

Ratios to Average Net Assets:
Total expenses	0.95%	[6]	0.91%	0.87%	0.87%		0.88%		0.86%

Total expenses after fees waived	0.95%	[6]	0.91%	0.87%	0.87%		0.70%		0.86%

Net investment income	3.94%	[6]	2.71%	1.91%	2.49%		2.30%		1.69%

Supplemental Data:
Net assets, end of period (000)	$132,985		$137,054	$347,299	$405,486		$356,277		$373,950

Portfolio turnover	108%		118%	79%	62%		78%		62%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	The previous investment advisor reimbursed the Fund in order to resolve a regulatory issue relating to an investment, which increased the total investment return by 0.13%.

[5]	The previous investment advisor reimbursed the Fund for a loss on a security transaction related to a revised capital share transaction, which had a minimal impact on total investment return.

[6]	Annualized.

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock International Value V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock International Value V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., foreign currency exchange contracts and financial futures contracts), the Fund will, consistent with certain

13

interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Fund is subject to equity risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or

14

pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of
June 30, 2009*

	Asset Derivatives		Liability Derivatives
	Balance		Balance
	Sheet		Sheet
	Location	Value	Location	Value

Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$131,704	Unrealized depreciation on foreign currency exchange contracts	$75,902

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Net Realized Gain (Loss) From
Derivatives Recognized in Income

		Foreign
	Financial	Currency
	Futures	Exchange
	Contracts	Contracts	Total

Foreign currency exchange contracts	—	$469,695	$469,695

Equity contracts	$(568,481)	—	(568,481)

Total	$(568,481)	$469,695	$(98,786)

Net Change in Unrealized Appreciation
on Derivatives Recognized in Income

Foreign
Currency
Exchange
Contracts

Foreign currency exchange contracts	$431,971

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary

15

personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock International Ltd. which replaced BlackRock Investment Management International Limited, each an affiliate of the Manager, under which the Manager pays the sub-advisor for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $1,032 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $128,803,179 and $137,068,479, respectively.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $28,933,559 available to offset future realized capital gains, which expires December 31, 2016.

7.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to

16

counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests from time to time a substantial amount of its assets in issuers located in a single country or a limited number of countries. When the Fund concentrates its investments in this manner, it assumes the risk that economic, political and social conditions in those countries may have a significant impact on its investment performance. Please see the Schedule of Investments for concentrations in specific countries.

As of June 30, 2009, the Fund had the following industry classifications:

Percent of
Long-Term
Industry	Investments

Commercial Banks	15%

Metals & Mining	8

Oil, Gas & Consumable Fuels	8

Pharmaceuticals	7

Media	5

Wireless Telecommunication Services	5

Other*	52

*	All other industries held were each less than 5% of long-term investments.

8.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	214,428	$1,454,811

Shares redeemed	(1,981,331)	(12,759,250)

Net decrease	(1,766,903)	$(11,304,439)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	169,677	$1,784,226

Shares issued to shareholders in reinvestment of dividends and distributions	2,704,731	19,122,450

Total issued	2,874,408	20,906,676

Shares redeemed	(7,761,961)	(81,401,579)

Net decrease	(4,887,553)	$(60,494,903)

9.  Subsequent Events:

The Fund paid an ordinary income dividend of $0.014584 per share on July 24, 2009 to shareholders of record on July 22, 2009.

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

17

BlackRock Large Cap Core V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed the benchmark Russell 1000 Index for the six-month period.

What factors influenced performance?

•	On the whole, our high-quality bias was a hindrance in a market that experienced a dramatic reversal of risk aversion. The market favored lower-quality, higher-beta stocks, a segment of the market in which the Fund is underweight.

•	From a sector perspective, stock selection in consumer discretionary and energy negatively affected performance. In energy, the Fund was underweight in the oil-field services companies that rallied during the second half of the period. At the same time, the positive impact of underweighting financials was more than offset by the negative effect of stock selection. In particular, the Fund’s property and casualty insurance holdings underperformed the money-center banks and diversified financials that experienced run-ups over the six months.

•	The biggest individual detractors for the period included Capital One Financial Corp., Sunoco, Inc., Tesoro Corp., Biogen Idec, Inc. and Apollo Group, Inc. An underweight in Apple, Inc., Goldman Sachs Group, Inc. and Google, Inc. also hurt performance.

•	On the positive side, an underweight in both utilities and industrials helped performance. Notably, the Fund’s industrial holdings are in the defense contracting area, where there is good visibility on future earnings. An underweight in consumer staples was also modestly helpful. At current valuations, we are not willing to overpay for the perceived defensiveness of staples companies, many of which face the challenges of managing price versus input costs in a volatile commodity price and recessionary environment.

•	The biggest individual contributors to performance were Western Digital Corp., Schering-Plough Corp., Noble Corp., Lennar Corp., Ross Stores, Inc., Sprint Nextel Corp., Western Digital Corp., RadioShack Corp., Nabors Industries Ltd. and ENSCO International, Inc. Underweight positions in General Electric Co. and Citigroup, Inc. also enhanced returns.

Describe recent portfolio activity.

•	During the six months, we increased exposure to the consumer discretionary, telecommunication services, utilities and health care sectors, while we reduced exposure to energy, industrials, information technology (“IT”) and consumer staples.

•	The largest purchases within the Fund were Verizon Communications, Inc., Cisco Systems, Inc., Oracle Corp., AT&T Inc. and Goldman Sachs Group, Inc. The largest sales included Exxon Mobil Corp., Wal-Mart Stores, Inc., Hewlett-Packard Co., ConocoPhillips and Occidental Petroleum Corp.

Describe Fund positioning at period end.

•	As of June 30, 2009, the Fund was overweight relative to the benchmark in health care, consumer discretionary, IT and telecommunication services, and underweight in financials, consumer staples, industrials, materials and utilities.

•	The bottoming in equity prices in March and the recent rise in the index of leading economic indicators are consistent with the US (and global) recession ending within the next several months. Policymakers around the world have engaged in widespread stimulus measures, which we believe have helped forestall a wider financial crisis. Whether these measures will translate into a more lasting and sustainable recovery remains to be seen. On balance, we believe that although a number of risks remain, we should see a recovery unfold over the next several months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower. The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, and the returns for Class III Shares prior to January 27, 2009, the recommencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class II and Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and Class III Shares.

[2]	The Fund, under normal circumstances, invests at least 80% of its net assets in a diversified portfolio of equity securities, primarily common stocks, of large cap companies included at the time of purchase in the Russell 1000 Index.

[3]	This unmanaged Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.
Performance Summary as of June 30, 2009

	6-Month		Average Annual Total Returns
	Total Returns		1 Year		5 Years		10 Years

Class I Shares[4]	0.40%		(29.74)%		(0.93)%		0.67%

Class II Shares[4]	0.34		(29.84)		(1.04)	[5]	0.54	[5]

Class III Shares[4]	0.27	[5]	(29.93)	[5]	(1.17)	[5]	0.42	[5]

Russell 1000 Index	4.32		(26.69)		(1.85)		(1.75)

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower.

[5]	The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, and the returns for Class III Shares prior to January 27, 2009, the recommencement of operations of Class III Shares, are based upon performance of the Fund’s Class I shares. The returns for Class II and Class III Shares, however, are adjusted to reflect the distribution (12b–1) fees applicable to Class II and Class III Shares.

    Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Health Care	23%
Information Technology	21
Consumer Discretionary	19
Energy	12
Industrials	7
Financials	6
Telecommunication Services	5
Consumer Staples	4
Utilities	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,004.00	$3.08	$1,000	$1,021.73	$3.11

Class II	$1,000	$1,003.40	$3.82	$1,000	$1,020.98	$3.86

Class III	$1,000	$1,002.70	$4.27	$1,000	$1,020.54	$4.31

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.62% for Class I, 0.77% for Class II and 0.86% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 4.6%
Goodrich Corp.	45,000	$2,248,650
Lockheed Martin Corp.	35,000	2,822,750
Northrop Grumman Corp.	54,000	2,466,720
Raytheon Co.	59,000	2,621,370

		10,159,490

Beverages — 1.0%
The Coca-Cola Co.	12,000	575,880
Hansen Natural Corp. (a)	53,000	1,633,460

		2,209,340

Biotechnology — 2.7%
Amgen, Inc. (a)	66,000	3,494,040
Biogen Idec, Inc. (a)	51,000	2,302,650

		5,796,690

Building Products — 0.8%
Masco Corp.	182,000	1,743,560

Capital Markets — 1.8%
The Goldman Sachs Group, Inc.	27,000	3,980,880

Chemicals — 0.2%
Lubrizol Corp.	10,000	473,100

Commercial Banks — 0.3%
Wells Fargo & Co.	29,000	703,540

Commercial Services & Supplies — 0.8%
R.R. Donnelley & Sons Co.	148,000	1,719,760

Communications Equipment — 3.2%
Cisco Systems, Inc. (a)	253,000	4,715,920
F5 Networks, Inc. (a)	63,000	2,179,170

		6,895,090

Computers & Peripherals — 6.3%
Apple, Inc. (a)	6,000	854,580
EMC Corp. (a)	207,000	2,711,700
International Business Machines Corp.	53,000	5,534,260
NetApp, Inc. (a)	120,000	2,366,400
Western Digital Corp. (a)	87,000	2,305,500

		13,772,440

Diversified Consumer Services — 2.0%
Apollo Group, Inc. Class A (a)	35,000	2,489,200
H&R Block, Inc.	105,000	1,809,150

		4,298,350

Diversified Financial Services — 0.5%
JPMorgan Chase & Co.	33,000	1,125,630

Diversified Telecommunication Services — 4.9%
AT&T Inc.	231,000	5,738,040
Embarq Corp.	14,000	588,840
Verizon Communications, Inc.	140,000	4,302,200

		10,629,080

Electric Utilities — 0.8%
Edison International	58,000	1,824,680

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc. (b)	28,000	2,325,400
ENSCO International, Inc.	58,000	2,022,460
Noble Corp.	8,000	242,000

		4,589,860

Food & Staples Retailing — 1.3%
The Kroger Co.	112,000	2,469,600
Wal-Mart Stores, Inc.	9,000	435,960

		2,905,560

Food Products — 1.2%
Archer-Daniels-Midland Co.	98,000	2,623,460

Health Care Equipment & Supplies — 1.0%
ResMed, Inc. (a)	55,000	2,240,150

Health Care Providers & Services — 9.3%
Aetna, Inc.	96,000	2,404,800
AmerisourceBergen Corp.	126,000	2,235,240
Express Scripts, Inc. (a)	38,000	2,612,500
Humana, Inc. (a)	55,000	1,774,300
Medco Health Solutions, Inc. (a)	60,000	2,736,600
Quest Diagnostics, Inc.	43,000	2,426,490
Tenet Healthcare Corp. (a)	161,000	454,020
UnitedHealth Group, Inc.	121,000	3,022,580
WellPoint, Inc. (a)	55,000	2,798,950

		20,465,480

Health Care Technology — 1.1%
Cerner Corp. (a)	37,000	2,304,730

Hotels, Restaurants & Leisure — 1.0%
Darden Restaurants, Inc.	69,000	2,275,620

Household Durables — 2.2%
D.R. Horton, Inc.	169,000	1,581,840
Lennar Corp. Class A	200,000	1,938,000
MDC Holdings, Inc.	45,000	1,354,950

		4,874,790

Household Products — 0.7%
The Procter & Gamble Co.	28,000	1,430,800

IT Services — 3.6%
Accenture Ltd. Class A	83,000	2,777,180
Alliance Data Systems Corp. (a)(b)	47,000	1,935,930
Amdocs Ltd. (a)	28,000	600,600
The Western Union Co.	153,000	2,509,200

		7,822,910

Industrial Conglomerates — 0.4%
General Electric Co.	73,000	855,560

Insurance — 3.0%
Chubb Corp.	62,000	2,472,560
HCC Insurance Holdings, Inc.	26,000	624,260
The Travelers Cos., Inc.	65,000	2,667,600
UnumProvident Corp.	54,000	856,440

		6,620,860

Internet Software & Services — 1.1%
Google, Inc. Class A (a)	1,000	421,590
Sohu.com, Inc. (a)(b)	33,000	2,073,390

		2,494,980

Metals & Mining — 0.2%
Allegheny Technologies, Inc.	15,000	523,950
Carpenter Technology Corp.	1,000	20,810

		544,760

Multi-Utilities — 2.1%
CMS Energy Corp.	173,000	2,089,840
DTE Energy Co.	81,000	2,592,000

		4,681,840

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Multiline Retail — 6.0%
Big Lots, Inc. (a)	88,000	$1,850,640
Dollar Tree, Inc. (a)	54,000	2,273,400
Family Dollar Stores, Inc.	76,000	2,150,800
Kohl’s Corp. (a)	44,000	1,881,000
Macy’s, Inc.	238,000	2,798,880
Sears Holdings Corp. (a)(b)	32,000	2,128,640

		13,083,360

Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	60,000	2,723,400
Chevron Corp.	80,000	5,300,000
Exxon Mobil Corp.	90,000	6,291,900
Marathon Oil Corp.	91,000	2,741,830
Murphy Oil Corp.	41,000	2,227,120
Tesoro Corp.	160,000	2,036,800

		21,321,050

Pharmaceuticals — 9.2%
Bristol-Myers Squibb Co.	153,000	3,107,430
Johnson & Johnson	106,000	6,020,800
Mylan, Inc. (a)	169,000	2,205,450
Pfizer, Inc.	306,000	4,590,000
Schering-Plough Corp.	129,000	3,240,480
Wyeth	22,000	998,580

		20,162,740

Semiconductors & Semiconductor Equipment — 1.2%
National Semiconductor Corp.	175,000	2,196,250
Novellus Systems, Inc. (a)	21,000	350,700

		2,546,950

Software — 6.1%
BMC Software, Inc. (a)	65,000	2,196,350
CA, Inc.	132,000	2,300,760
McAfee, Inc. (a)	58,000	2,447,020
Microsoft Corp.	93,000	2,210,610
Oracle Corp.	196,000	4,198,320

		13,353,060

Specialty Retail — 7.5%
Advance Auto Parts, Inc.	54,000	2,240,460
AutoZone, Inc. (a)	15,000	2,266,650
Best Buy Co., Inc.	66,000	2,210,340
The Gap, Inc.	150,000	2,460,000
Ross Stores, Inc.	63,000	2,431,800
The Sherwin-Williams Co.	43,000	2,311,250
TJX Cos., Inc.	80,000	2,516,800

		16,437,300

Total Long-Term Investments (Cost—$224,862,522) — 99.9%		218,967,450

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (c)(d)	696,068	696,068

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$7,875	7,875,050

Total Short-Term Securities (Cost—$8,571,118) — 3.9%		8,571,118

Total Investments (Cost — $233,433,640*) — 103.8%		227,538,568

Liabilities in Excess of Other Assets — (3.8)%		(8,393,154)

Net Assets — 100.0%		$219,145,414

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$242,624,966

Gross unrealized appreciation	$9,551,224
Gross unrealized depreciation	(24,637,622)

Net unrealized depreciation	$(15,086,398)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	696,068	$474
BlackRock Liquidity Series, LLC Money Market Series	$5,475,050	$16,135

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$218,967,450
Short-Term Securities	696,068

Total Level 1	219,663,518
Level 2—Short-Term Securities	7,875,050
Level 3	—

Total	$227,538,568

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $7,556,455) (cost—$224,862,522)	$218,967,450
Investments at value—affiliated (cost—$8,571,118)	8,571,118
Foreign currency at value (cost—$370)	365
Investments sold receivable	15,749,890
Dividends receivable	113,440
Capital shares sold receivable	113,331
Prepaid expenses	12,571
Securities lending income receivable—affiliated	11,926

Total assets	243,540,091

Liabilities:
Collateral at value—securities loaned	7,875,050
Investments purchased payable	16,214,579
Capital shares redeemed payable	203,471
Investment advisory fees payable	90,458
Distribution fees payable	1,995
Other affiliates payable	1,030
Officer’s and Directors’ fees payable	91
Other accrued expenses payable	8,003

Total liabilities	24,394,677

Net Assets	$219,145,414

Net Assets Consist of:
Paid-in capital	$327,853,391
Undistributed net investment income	1,581,056
Accumulated net realized loss	(104,393,956)
Net unrealized appreciation/depreciation	(5,895,077)

Net Assets	$219,145,414

Net Asset Value:
Class I—Based on net assets of $206,051,862 and 11,805,788 shares outstanding, 200 million shares authorized, $0.10 par value	$17.45

Class II—Based on net assets of $1,929,822 and 110,500 shares outstanding, 100 million shares authorized, $0.10 par value	$17.46

Class III—Based on net assets of $11,163,730 and 640,463 shares outstanding, 100 million shares authorized, $0.10 par value	$17.43

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$2,081,992
Income—affiliated	474
Securities lending—affiliated	16,135

Total income	2,098,601

Expenses:
Investment advisory	520,677
Accounting services	41,515
Professional	29,879
Custodian	18,155
Printing	15,168
Officer and Directors	11,059
Distribution—Class II	1,356
Distribution—Class III	3,700
Transfer agent—Class I	2,403
Transfer agent—Class II	21
Transfer agent—Class III	33
Miscellaneous	9,162

Total expenses	653,128
Less fees waived by advisor	(69)

Total expenses after fees waived	653,059

Net investment income	1,445,542

Realized and Unrealized Gain (Loss):
Net realized loss from investments	(45,359,627)
Net change in unrealized appreciation/depreciation on investments	43,890,148

Total realized and unrealized loss	(1,469,479)

Net Decrease in Net Assets Resulting from Operations	$(23,937)

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$1,445,542	$3,890,840
Net realized loss	(45,359,627)	(56,642,653)
Net change in unrealized appreciation/depreciation	43,890,148	(113,041,258)

Net decrease in net assets resulting from operations	(23,937)	(165,793,071)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(3,777,434)
Class II	—	(22,560)
Net realized gain:
Class I	—	(6,496,601)
Class II	—	(47,379)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(10,343,974)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(7,656,926)	(77,478,234)

Net Assets:
Total decrease in net assets	(7,680,863)	(253,615,279)
Beginning of period	226,826,277	480,441,556

End of period	$219,145,414	$226,826,277

End of period undistributed net investment income	$1,581,056	$135,514

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$17.38		$29.75	$32.17	$31.69	$29.38	$25.36

Net investment income[1]	0.12		0.27	0.31	0.30	0.19	0.22
Net realized and unrealized gain (loss)	(0.05)		(11.80)	2.41	4.34	3.68	4.04

Net increase (decrease) from investment operations	0.07		(11.53)	2.72	4.64	3.87	4.26

Dividends and distributions from:
Net investment income	—		(0.31)	(0.34)	(0.32)	(0.20)	(0.24)
Net realized gain	—		(0.53)	(4.80)	(3.84)	(1.36)	—

Total dividends and distributions	—		(0.84)	(5.14)	(4.16)	(1.56)	(0.24)

Net asset value, end of period	$17.45		$17.38	$29.75	$32.17	$31.69	$29.38

Total Investment Return:[2]
Based on net asset value	0.40%	[3]	(38.75)%	8.34%	14.74%	13.20%	16.79%

Ratios to Average Net Assets:
Total expenses	0.62%	[4]	0.60%	0.55%	0.53%	0.54%	0.53%

Total expenses after fees waived	0.62%	[4]	0.60%	0.55%	0.53%	0.54%	0.53%

Net investment income	1.40%	[4]	1.12%	0.91%	0.91%	0.62%	0.84%

Supplemental Data:
Net assets, end of period (000)	$206,052		$225,183	$476,467	$537,525	$538,794	$543,352

Portfolio turnover	95%		104%	72%	72%	75%	131%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended						Period
	June 30, 2009		Year Ended December 31,				September 30, 2004[1]
	(Unaudited)		2008	2007	2006	2005	to December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$17.40		$29.74	$32.18	$31.69	$29.38	$26.07

Net investment income[2]	0.10		0.21	0.24	0.25	0.16	0.12
Net realized and unrealized gain (loss)	(0.04)		(11.77)	2.42	4.35	3.69	3.43

Net increase (decrease) from investment operations	0.06		(11.56)	2.66	4.60	3.85	3.55

Dividends and distributions from:
Net investment income	—		(0.25)	(0.30)	(0.27)	(0.18)	(0.24)
Net realized gain	—		(0.53)	(4.80)	(3.84)	(1.36)	—

Total dividends and distributions	—		(0.78)	(5.10)	(4.11)	(1.54)	(0.24)

Net asset value, end of period	$17.46		$17.40	$29.74	$32.18	$31.69	$29.38

Total Investment Return:[3]
Based on net asset value	0.34%	[4]	(38.85)%	8.16%	14.61%	13.13%	13.61%	[4]

Ratios to Average Net Assets:
Total expenses	0.77%	[5]	0.74%	0.71%	0.68%	0.69%	0.53%	[5]

Total expenses after fees waived	0.77%	[5]	0.74%	0.71%	0.68%	0.69%	0.53%	[5]

Net investment income	1.22%	[5]	0.84%	0.72%	0.75%	0.53%	1.70%	[5]

Supplemental Data:
Net assets, end of period (000)	$1,930		$1,644	$3,974	$1,973	$2,025	$1

Portfolio turnover	95%		104%	72%	72%	75%	131%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Financial Highlights (concluded)

	Class III
	Period						Period
	January 27, 2009[1]		Year Ended December 31,				September 30, 2004[3]
	to June 30, 2009		2007[2]		2006	2005	to December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$16.75		$32.23		$31.76	$29.38	$26.07

Net investment income[4]	0.05		0.23		0.28	0.20	0.12
Net realized and unrealized gain	0.63		2.42		4.35	3.74	3.43

Net increase from investment operations	0.68		2.65		4.63	3.94	3.55

Dividends and distributions from:
Net investment income	—		(0.25)		(0.32)	(0.20)	(0.24)
Net realized gain	—		(4.80)		(3.84)	(1.36)	—

Total dividends and distributions	—		(5.05)		(4.16)	(1.56)	(0.24)

Net asset value, end of period	$17.43		$29.83		$32.23	$31.76	$29.38

Total Investment Return:[5]
Based on net asset value	4.06%	[6]	8.12%		14.68%	13.43%	13.61%	[6]

Ratios to Average Net Assets:
Total expenses	0.87%	[7]	0.76%		0.60%	0.54%	0.53%	[7]

Total expenses after fees waived	0.86%	[7]	0.76%		0.60%	0.54%	0.53%	[7]

Net investment income	0.82%	[7]	0.68%		0.85%	0.67%	1.70%	[7]

Supplemental Data:
Net assets, end of period (000)	$11,164		$—	[2]	$1	$1	$1

Portfolio turnover	95%		72%		72%	75%	131%

[1]	Reissuance of shares.

[2]	There were no Class III shares outstanding as of December 31, 2007 and during the year January 1, 2008 through December 31, 2008.

[3]	Commencement of operations.

[4]	Based on average shares outstanding.

[5]	Total investment returns exclude insurance-related fees and expenses.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Core V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Large Cap Core V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in BlackRock Liquidity Series, LLC Money Market Series at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an

15

investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based upon the average daily value of the Fund’s average daily net assets at the following rates: 0.500% of the Fund’s average daily net assets not exceeding $250 million; 0.450% of average daily net assets in excess of $250 million but not exceeding $300 million; 0.425% of average daily net assets in excess of $300 million but not exceeding $400 million; and 0.400% of average daily net assets in excess of $400 million.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II and Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $1,887 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and

16

paid monthly at an annual rate of 0.15% and 0.25% based upon the average daily net assets of Class II and Class III, respectively.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $4,430 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $199,057,019 and $205,619,685, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $25,419,371 available to offset future realized capital gains, which expires December 31, 2016.

6.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the health care and information technology sectors, respectively. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting these

17

sectors would have a greater impact on this Fund and could affect the value, income and/or liquidity of positions in such securities.

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	61,863	$1,040,101

Shares redeemed	(1,211,998)	(19,798,910)

Net decrease	(1,150,135)	$(18,758,809)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	38,590	$947,278

Shares issued to shareholders in reinvestment of dividends and distributions	598,720	10,274,035

Total issued	637,310	11,221,313

Shares redeemed	(3,696,773)	(87,705,215)

Net decrease	(3,059,463)	$(76,483,902)

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	64,563	$1,092,743

Shares redeemed	(48,506)	(804,111)

Net increase	16,057	$288,632

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	113,876	$2,845,308

Shares issued to shareholders in reinvestment of dividends and distributions	4,071	69,939

Total issued	117,947	2,915,247

Shares redeemed	(157,147)	(3,909,579)

Net decrease	(39,200)	$(994,332)

Class III Shares
Period January 27, 2009 to June 30, 2009	Shares	Amount

Shares sold	640,556	$10,814,845

Shares redeemed	(93)	(1,594)

Net increase	640,463	$10,813,251

8.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.010746

Class II	$0.010521

Class III	$0.010746

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

18

BlackRock Large Cap Growth V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed the benchmark Russell 1000 Growth Index for the six-month period.

What factors influenced performance?

•	On the whole, our high-quality bias was a hindrance in a market that experienced a dramatic reversal of risk aversion. The market favored lower-quality, higher-beta stocks, a segment of the market in which the Fund is underweight.

•	From a sector perspective, the Fund’s information technology (“IT”) holdings did not fare well over the period; yet, we remain comfortable with the Fund’s overall positioning in the sector. Specifically, we favor IT services companies due to the secular trend in outsourcing and their high degree of recurring revenues, and software companies that earn the majority of their profits from upgrade, maintenance and support of existing software deployments. In consumer discretionary, the flight away from quality was not helpful. The Fund owns many defensive retailers that are likely to benefit from consumer belt-tightening, namely off-price retailers and dollar stores. These “trade-down” names were left behind in the rally in the final months of the period, but we remain convinced that the shift in consumer behavior will outlast the current recession.

•	The biggest individual detractors for the period included Sunoco, Inc., Lexmark International Inc., Apollo Group, Inc. and Pharmaceutical Product Development, Inc. Underweights in International Business Machines Corp., Apple, Inc. and Hewlett-Packard Co. also hampered returns.

•	On the positive side, asset allocation decisions were favorable. An underweight in consumer staples aided performance. Overall, at current valuations, we are not willing to overpay for the perceived defensiveness of consumer staples companies, many of which face the challenges of managing price versus input costs in a volatile commodity price and recessionary environment. An underweight in industrials, due to the sector’s cyclicality and full valuations, also proved advantageous. Notably, the Fund’s industrial holdings are in the defense contracting area, where there is good visibility on future earnings. Stock selection within telecommunication services was a modest contributor to performance as well.

•	The biggest individual contributors to performance were Western Digital Corp., Sepracor, Inc., Noble Corp., United States Steel Corp. and Marvell Technology Group Ltd. Underweights in Schering-Plough Corp., Wal-Mart Stores, Inc. and PepsiCo, Inc. were also additive.

Describe recent portfolio activity.

•	During the six months, we increased exposure to the consumer discretionary and utilities sectors, while we reduced exposure to energy, industrials, healthcare and materials.

•	The largest purchases within the Fund were Cisco Systems, Inc., International Business Machines Corp., Medco Health Solutions, Inc., Apollo Group, Inc. and Western Union Co. The largest sales included Exxon Mobil Corp., Hewlett-Packard Co., Occidental Petroleum Corp., McDonald’s Corp., and Procter & Gamble Co.

Describe Fund positioning at period end.

•	As of June 30, 2009, the Fund was overweight relative to the benchmark in consumer discretionary, health care, IT and energy, and underweight in consumer staples, financials and industrials.

•	The bottoming in equity prices in March and the recent rise in the index of leading economic indicators are consistent with the US (and global) recession ending within the next several months. Policymakers around the world have engaged in widespread stimulus measures, which we believe have helped forestall a wider financial crisis. Whether these measures will translate into a more lasting and sustainable recovery remains to be seen. On balance, we believe that although a number of risks remain, we should see a recovery unfold over the next several months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to May 19, 2004, the commencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

[2]	The Fund invests in a diversified portfolio of equity securities of large cap companies located in the United States that Fund management believes are undervalued or have good prospects for earnings growth.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with higher price-to-book ratios and higher forecasted growth values.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years[5]	10 Years[5]

Class I Shares[4]	3.87%	(28.50)%	(3.57)%	(2.61)%

Class III Shares[4]	3.88	(28.64)	(3.79)	(2.85)[6]

Russell 1000 Growth Index	11.53	(24.50)	(1.83)	(4.18)

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[5]	For a portion of the period, the Fund’s Advisor waived a portion of its fee. Without such waiver, the Fund’s performance would have been lower.

[6]	The returns for Class III Shares prior to May 19, 2004, the commencement of operations of Class III Shares, are based upon performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Information Technology	34%
Health Care	23
Consumer Discretionary	21
Industrials	7
Consumer Staples	6
Energy	5
Utilities	2
Financials	1
Telecommunication Services	1

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,038.70	$3.94	$1,000	$1,020.93	$3.91

Class III	$1,000	$1,038.80	$5.21	$1,000	$1,019.69	$5.16

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.78% for Class I and 1.03% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 6.2%
Goodrich Corp.	31,000	$1,549,070
L-3 Communications Holdings, Inc.	22,000	1,526,360
Lockheed Martin Corp.	27,000	2,177,550
Northrop Grumman Corp.	32,000	1,461,760
Raytheon Co.	40,000	1,777,200

		8,491,940

Beverages — 0.8%
Hansen Natural Corp. (a)	34,000	1,047,880

Biotechnology — 1.9%
Amgen, Inc. (a)	18,000	952,920
Biogen Idec, Inc. (a)	36,000	1,625,400

		2,578,320

Capital Markets — 1.1%
The Goldman Sachs Group, Inc.	10,000	1,474,400

Commercial Services & Supplies — 0.7%
Pitney Bowes, Inc.	42,000	921,060

Communications Equipment — 4.3%
Cisco Systems, Inc. (a)	241,000	4,492,240
F5 Networks, Inc. (a)	41,000	1,418,190

		5,910,430

Computers & Peripherals — 8.5%
Apple, Inc. (a)	7,000	997,010
EMC Corp. (a)	109,000	1,427,900
International Business Machines Corp.	53,000	5,534,260
Lexmark International, Inc. Class A (a)	39,000	618,150
NetApp, Inc. (a)	82,000	1,617,040
Western Digital Corp. (a)	58,000	1,537,000

		11,731,360

Diversified Consumer Services — 2.0%
Apollo Group, Inc. Class A (a)	24,000	1,706,880
H&R Block, Inc.	64,000	1,102,720

		2,809,600

Diversified Telecommunication Services — 0.9%
Embarq Corp.	29,000	1,219,740

Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc. (a)	32,000	679,680

Energy Equipment & Services — 3.2%
Diamond Offshore Drilling, Inc. (b)	19,000	1,577,950
Pride International, Inc. (a)	58,000	1,453,480
Rowan Cos., Inc.	73,000	1,410,360

		4,441,790

Food & Staples Retailing — 2.4%
The Kroger Co.	70,000	1,543,500
Wal-Mart Stores, Inc.	9,000	435,960
Whole Foods Market, Inc. (b)	74,000	1,404,520

		3,383,980

Food Products — 1.9%
Archer-Daniels-Midland Co.	63,000	1,686,510
Sara Lee Corp.	101,000	985,760

		2,672,270

Health Care Equipment & Supplies — 1.1%
ResMed, Inc. (a)	36,000	1,466,280

Health Care Providers & Services — 9.5%
Aetna, Inc.	58,000	1,452,900
Community Health Systems, Inc. (a)	54,000	1,363,500
Express Scripts, Inc. (a)	28,000	1,925,000
Humana, Inc. (a)	45,000	1,451,700
Medco Health Solutions, Inc. (a)	46,000	2,098,060
Quest Diagnostics, Inc.	24,700	1,393,821
Tenet Healthcare Corp. (a)	197,000	555,540
UnitedHealth Group, Inc.	56,000	1,398,880
WellPoint, Inc. (a)	29,000	1,475,810

		13,115,211

Health Care Technology — 1.8%
Cerner Corp. (a)	25,000	1,557,250
IMS Health, Inc.	77,000	977,900

		2,535,150

Hotels, Restaurants & Leisure — 2.5%
Brinker International, Inc.	60,000	1,021,800
Darden Restaurants, Inc.	46,000	1,517,080
Panera Bread Co. Class A (a)	19,300	962,298

		3,501,178

Household Durables — 2.0%
Garmin Ltd. (b)	66,000	1,572,120
NVR, Inc. (a)	2,500	1,255,975

		2,828,095

Household Products — 0.1%
The Procter & Gamble Co.	4,000	204,400

IT Services — 6.3%
Accenture Ltd. Class A	61,000	2,041,060
Affiliated Computer Services, Inc. Class A (a)	17,000	755,140
Alliance Data Systems Corp. (a)(b)	31,000	1,276,890
Amdocs Ltd. (a)	57,000	1,222,650
Fiserv, Inc. (a)	35,000	1,599,500
The Western Union Co.	106,000	1,738,400

		8,633,640

Independent Power Producers & Energy Traders — 1.8%
The AES Corp. (a)	34,000	394,740
Mirant Corp. (a)	64,000	1,007,360
NRG Energy, Inc. (a)	41,000	1,064,360

		2,466,460

Internet Software & Services — 1.0%
Sohu.com, Inc. (a)	21,000	1,319,430

Multiline Retail — 2.9%
Big Lots, Inc. (a)	57,000	1,198,710
Dollar Tree, Inc. (a)	36,000	1,515,600
Family Dollar Stores, Inc.	46,000	1,301,800

		4,016,110

Oil, Gas & Consumable Fuels — 2.1%
El Paso Corp.	30,000	276,900
Murphy Oil Corp.	26,000	1,412,320
Tesoro Corp.	100,000	1,273,000

		2,962,220

Personal Products — 1.1%
Herbalife Ltd.	50,000	1,577,000

Pharmaceuticals — 9.1%
Bristol-Myers Squibb Co.	90,800	1,844,148
Endo Pharmaceuticals Holdings, Inc. (a)	11,000	197,120
Forest Laboratories, Inc. (a)	46,600	1,170,126
Johnson & Johnson	47,000	2,669,600
Mylan, Inc. (a)	105,000	1,370,250
Pfizer, Inc.	67,000	1,005,000

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)

Schering-Plough Corp.	98,000	$2,461,760
Wyeth	40,000	1,815,600

		12,533,604

Semiconductors & Semiconductor Equipment — 4.1%
Marvell Technology Group Ltd. (a)(c)	129,000	1,501,560
National Semiconductor Corp.	114,000	1,430,700
Novellus Systems, Inc. (a)	69,600	1,162,320
Xilinx, Inc.	75,000	1,534,500

		5,629,080

Software — 9.7%
BMC Software, Inc. (a)	45,000	1,520,550
CA, Inc.	85,000	1,481,550
Compuware Corp. (a)	154,000	1,056,440
McAfee, Inc. (a)	39,000	1,645,410
Microsoft Corp.	116,000	2,757,320
Oracle Corp.	181,000	3,877,020
Synopsys, Inc. (a)	50,800	991,108

		13,329,398

Specialty Retail — 9.6%
Advance Auto Parts, Inc.	36,000	1,493,640
AutoZone, Inc. (a)	10,000	1,511,100
Best Buy Co., Inc.	27,000	904,230
The Gap, Inc.	100,000	1,640,000
Limited Brands, Inc.	120,000	1,436,400
Office Depot, Inc. (a)	304,000	1,386,240
Ross Stores, Inc.	40,000	1,544,000
The Sherwin-Williams Co.	28,000	1,505,000
TJX Cos., Inc.	60,000	1,887,600

		13,308,210

Textiles, Apparel & Luxury Goods — 1.4%
Coach, Inc.	62,000	1,666,560
Polo Ralph Lauren Corp.	4,000	214,160

		1,880,720

Wireless Telecommunication Services — 0.3%
NII Holdings, Inc. (a)	22,000	419,540

Total Long-Term Investments (Cost—$134,273,627) — 100.8%		139,088,176

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	21,222	21,222

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series LLC Money Market Series, 0.55% (d)(e)(f)	$4,756	4,755,500

Total Short-Term Securities (Cost—$4,776,722) — 3.4%		4,776,722

Total Investments (Cost—$139,050,349*) — 104.2%		143,864,898
Liabilities in Excess of Other Assets — (4.2)%		(5,847,272)

Net Assets — 100.0%		$138,017,626

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$142,359,858

Gross unrealized appreciation	$11,756,747
Gross unrealized depreciation	(10,251,707)

Net unrealized appreciation	$1,505,040

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	21,222	$64
BlackRock Liquidity Series LLC Cash Sweep Series	$—	$3
BlackRock Liquidity Series LLC Money Market Series	$4,202,500	$9,981

(e)	Represents the current yield as of report date.

(f)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$139,088,176
Short-Term Securities	21,222

Total Level 1	139,109,398
Level 2—Short-Term Securities	4,755,500
Level 3	—

Total	$143,864,898

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $4,589,040) (cost—$134,273,627)	$139,088,176
Investments at value—affiliated (cost—$4,776,722)	4,776,722
Investments sold receivable—unaffiliated	11,607,336
Investments sold receivable—affiliated	827,960
Dividends receivable	33,622
Capital shares sold receivable	8,301
Security lending income receivable—affiliated	3,065
Prepaid expenses	5,559

Total assets	156,350,741

Liabilities:
Collateral at value—securities loaned	4,755,500
Investments purchased payable—unaffiliated	10,487,708
Investments purchased payable—affiliated	2,098,360
Capital shares redeemed payable	897,894
Investment advisory fees payable	74,944
Distribution fees payable	555
Officer’s and Directors’ fees payable	47
Other affiliates payable	528
Other accrued expenses payable	17,579

Total liabilities	18,333,115

Net Assets	$138,017,626

Net Assets Consist of:
Paid-in capital	$207,106,468
Undistributed net investment income	405,004
Accumulated net realized loss	(74,308,395)
Net unrealized appreciation/depreciation	4,814,549

Net Assets	$138,017,626

Net Asset Value:
Class I—Based on net assets of $135,242,090 and 17,383,556 shares outstanding, 100 million shares authorized $0.10 par value	$7.78

Class III—Based on net assets of $2,775,536 and 357,875 shares outstanding, 100 million shares authorized $0.10 par value	$7.76

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$862,957
Securities lending—affiliated	9,981
Income—affiliated	67
Interest	111

Total income	873,116

Expenses:
Investment advisory	397,117
Accounting services	23,317
Professional	16,143
Printing	10,004
Officer and Directors	8,906
Custodian	7,163
Registration	5,152
Distribution—Class III	3,150
Transfer agent—Class I	2,244
Transfer agent—Class III	49
Miscellaneous	6,413

Total expenses	479,658
Less fees waived by advisor	(12)

Total expenses after fees waived	479,646

Net investment income	393,470

Realized and Unrealized Gain (Loss):
Net realized loss on investments	(20,557,950)
Net change in unrealized appreciation/depreciation on investments	27,492,397

Total realized and unrealized gain	6,934,447

Net Increase in Net Assets Resulting from Operations	$7,327,917

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$393,470	$711,535
Net realized loss	(20,557,950)	(33,281,181)
Net change in unrealized appreciation/depreciation	27,492,397	(46,115,450)

Net increase (decrease) in net assets resulting from operations	7,327,917	(78,685,096)

Dividends to Shareholders From:
Net investment income
Class I	—	(691,184)
Class III	—	(8,817)

Decrease in net assets resulting from dividends to shareholders	—	(700,001)

Capital Share Transactions:
Net increase (decrease) in net assets derived from capital share transactions	16,766,558	(18,861,631)

Net Assets:
Total increase (decrease) in net assets	24,094,475	(98,246,728)
Beginning of period	113,923,151	212,169,879

End of period	$138,017,626	$113,923,151

End of period undistributed net investment income	$405,004	$11,534

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Financial Highlights

	Six Months		Class I
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$7.49		$12.71	$11.76	$11.00	$9.96	$9.26

Net investment income[1]	0.02		0.05	0.03	0.03	0.02	0.02
Net realized and unrealized gain (loss)	0.27		(5.22)	0.96	0.76	1.04	0.70

Net increase (decrease) from investment operations	0.29		(5.17)	0.99	0.79	1.06	0.72

Dividends from net investment income	—		(0.05)	(0.04)	(0.03)	(0.02)	(0.02)

Net asset value, end of period	$7.78		$7.49	$12.71	$11.76	$11.00	$9.96

Total Investment Return:[2]
Based on net asset value	3.87%	[3]	(40.70)%	8.39%	7.21%	10.64%	7.80%

Ratios to Average Net Assets:
Total expenses	0.78%	[4]	0.79%	0.76%	0.76%	0.77%	0.79%

Total expenses after fees waived	0.78%	[4]	0.79%	0.76%	0.76%	0.60%	0.79%

Net investment income	0.65%	[4]	0.45%	0.28%	0.30%	0.20%	0.23%

Supplemental Data:
Net assets, end of period (000)	$135,242		$111,216	$208,573	$215,808	$205,406	$181,406

Portfolio turnover	100%		139%	86%	116%	105%	155%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Financial Highlights (concluded)

	Class III
	Six Months
	June 30, 2009		Year Ended December 31,							May 19, 2004[1] to
	(Unaudited)		2008	2007		2006		2005		December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$7.47		$12.68	$11.74		$10.99		$9.95		$8.92

Net investment income (loss)[2]	0.01		0.02	(0.00)	[3]	0.00	[4]	(0.00)	[3]	0.02
Net realized and unrealized gain (loss)	0.28		(5.21)	0.95		0.76		1.04		1.02

Net increase (decrease) from investment operations	0.29		(5.19)	0.95		0.76		1.04		1.04

Dividends from net Investment income	—		(0.02)	(0.01)		(0.01)		(0.00)	[3]	(0.01)

Net asset value, end of period	$7.76		$7.47	$12.68		$11.74		$10.99		$9.95

Total Investment Return:[5]
Based on net asset value	3.88%	[6]	(40.89)%	8.07%		6.88%		10.47%		11.68%	[6]

Ratios to Average Net Assets:
Total expenses	1.03%	[7]	1.04%	1.01%		1.01%		1.02%		1.05%	[7]

Total expenses after fees waived	1.03%	[7]	1.04%	1.01%		1.01%		0.84%		1.05%	[7]

Net investment income (loss)	0.40%	[7]	0.23%	(0.01)%		0.02%		(0.01)%		0.28%	[7]

Supplemental Data:
Net assets, end of period (000)	$2,776		$2,707	$3,597		$3,109		$1,387		$431

Portfolio turnover	100%		139%	86%		116%		105%		155%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Amount is less than $0.01 per share.

[5]	Total investment returns exclude insurance-related fees and expenses.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Growth V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Large Cap Growth V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income:  Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions:  Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending:  The Fund may lend securities to financial institutions that provide cash as collateral which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

14

Income Taxes:  It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement:  In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other:  Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.65% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, is reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $921 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.25% based upon the average daily net assets of Class III.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral.

15

BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six-months ended June 30, 2009, BIM received $2,557 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $143,206,681 and $124,711,781, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated year of expiration:

Expires December 31,

2009	$19,237,460
2012	1,018,926
2016	16,576,204

Total	$36,832,590

6.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the information technology, health care and consumer discretionary sectors. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting these sectors would have a greater impact on the Fund, and could affect the value, income and/or liquidity of positions in such securities.

16

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	5,949,900	$41,868,194

Shares redeemed	(3,417,503)	(25,071,505)

Net increase	2,532,397	$16,796,689

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	1,568,401	$12,221,884

Shares issued to shareholders in reinvestment of dividends and distributions	93,529	691,184

Total issued	1,661,930	12,913,068

Shares redeemed	(3,215,237)	(32,562,244)

Net decrease	(1,553,307)	$(19,649,176)

Class III Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	31,156	$226,227

Shares redeemed	(35,410)	(256,358)

Net decrease	(4,254)	$(30,131)

Class III Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	169,563	$1,605,739

Shares issued to shareholders in reinvestment of dividends and distributions	1,196	8,817

Total issued	170,759	1,614,556

Shares redeemed	(92,203)	(827,011)

Net increase	78,556	$787,545

8.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Amount

Class I	$0.000654

Class III	$0.000646

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

17

BlackRock Large Cap Value V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund underperformed the benchmark Russell 1000 Value Index for the six-month period.

What factors influenced performance?

•	On the whole, our high-quality bias was a hindrance in a market that experienced a dramatic reversal of risk aversion. The market favored lower-quality, higher-beta stocks, a segment of the market in which the Fund is underweight.

•	From a sector perspective, stock selection in consumer discretionary and energy negatively affected performance. In energy, the Fund was underweight in the oil-field services companies that rallied during the second half of the period. Within financials, the Fund’s property and casualty insurance holdings underperformed the money-center banks and diversified financials that experienced run-ups during the six months.

•	The biggest individual detractors for the period included JPMorgan Chase & Co., Regions Financial Corp., Lincoln National Corp., Capital One Financial Corp. and UnitedHealth Group, Inc. An underweight in The Goldman Sachs Group, Inc. and Wells Fargo & Co. also hurt performance.

•	On the positive side, stock selection within telecommunication services was a significant contributor to performance. The Fund’s underweight in industrials, due to the sector’s cyclicality and full valuations, was also helpful. Notably, the Fund’s industrial holdings are in the defense contracting area, where there is good visibility on future earnings. Finally, an overweight in information technology (“IT”) added to performance, albeit gains were partially offset by the Fund’s IT holdings. Still, we remain comfortable with our overall positioning in the sector. Specifically, we favor IT services companies due to the secular trend in outsourcing and their high degree of recurring revenues, and software companies that earn the majority of their profits from upgrade, maintenance and support of existing software deployments.

•	The biggest individual contributors to performance were Sprint Nextel Corp., Western Digital Corp., RadioShack Corp., Nabors Industries Ltd. and ENSCO International, Inc. Underweight positions in Citigroup, Inc., General Electric Co. Ltd. and Procter & Gamble Co. also enhanced returns.

Describe recent portfolio activity.

•	During the six months, we increased exposure to telecommunication services, utilities, materials and health care, while we reduced exposure to energy, industrials and IT.

•	The largest purchases within the Fund were Verizon Communications, Inc., AT&T Inc., Goldman Sachs Group, Inc., UnitedHealth Group, Inc. and JPMorgan Chase & Co. The largest sales included Exxon Mobil Corp., ConocoPhillips, Johnson & Johnson, Eli Lilly & Co. and General Dynamics Corp.

Describe Fund positioning at period end.

•	As of June 30, 2009, the Fund was overweight relative to the benchmark in telecommunication services, health care, consumer discretionary and energy, and underweight in IT, consumer staples and industrials. The Fund is neutral in materials, financials and utilities.

•	The bottoming in equity prices in March and the recent rise in the index of leading economic indicators are consistent with the US (and global) recession ending within the next several months. Policymakers around the world have engaged in widespread stimulus measures, which we believe have helped forestall a wider financial crisis. Whether these measures will translate into a more lasting and sustainable recovery remains to be seen. On balance, we believe that although a number of risks remain, we should see a recovery unfold over the next several months.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower. The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, and the returns for Class III Shares, prior to January 27, 2009, the recommencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class II and Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and Class III Shares.

[2]	The Fund invests primarily in equity securities of large cap companies that Fund management selects from among those included in the unmanaged Russell 1000 Value Index.

[3]	This unmanaged broad-based Index is a subset of the Russell 1000 Index consisting of those Russell 1000 securities with lower price-to-book ratios and lower forecasted growth values.

[4]	Commencement of operations of Class I.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	Since Inception[6]

Class I Shares[5]	(5.67)%	(33.47)%	(0.88)%	2.65%

Class II Shares[5]	(5.67)	(33.56)	(0.96)[7]	2.54	[7]

Class III Shares[5]	(6.18)[7]	(33.92)[7]	(1.21)[7]	2.34	[7]

Russell 1000 Value Index	(2.87)	(29.03)	(2.13)	0.03

[5]	Average annual and cumulative total investment returns are based on changes in net asset value for the period shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower.

[6]	Commencement of operations for Class I is April 23, 2001.

[7]	The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, and the returns for Class III Shares, prior to January 27, 2009, the recommencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class II and Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class II and Class III Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Health Care	20%
Energy	15
Consumer Discretionary	15
Financials	13
Telecommunication Services	10
Information Technology	8
Industrials	7
Utilities	5
Materials	4
Consumer Staples	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$943.30	$4.24	$1,000	$1,020.44	$4.41

Class II	$1,000	$943.30	$4.96	$1,000	$1,019.69	$5.16

Class III	$1,000	$938.20	$5.43	$1,000	$1,019.20	$5.66

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.88% for Class I and 1.03% for Class II and 1.13% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 3.4%
L-3 Communications Holdings, Inc.	20,000	$1,387,600
Northrop Grumman Corp.	39,000	1,781,520
Raytheon Co.	34,000	1,510,620

		4,679,740

Biotechnology — 1.0%
Amgen, Inc. (a)	26,000	1,376,440

Building Products — 1.1%
Masco Corp.	153,000	1,465,740

Capital Markets — 2.7%
The Goldman Sachs Group, Inc.	25,000	3,686,000

Chemicals — 1.2%
Eastman Chemical Co.	7,000	265,300
Lubrizol Corp.	30,000	1,419,300

		1,684,600

Commercial Banks — 0.2%
Wells Fargo & Co.	11,000	266,860

Commercial Services & Supplies — 1.0%
R.R. Donnelley & Sons Co.	124,000	1,440,880

Computers & Peripherals — 2.1%
EMC Corp. (a)	121,000	1,585,100
QLogic Corp. (a)	17,000	215,560
Western Digital Corp. (a)	44,000	1,166,000

		2,966,660

Diversified Financial Services — 2.1%
JPMorgan Chase & Co.	84,000	2,865,240

Diversified Telecommunication Services — 8.4%
AT&T Inc.	240,000	5,961,600
Qwest Communications International Inc.	348,000	1,444,200
Verizon Communications, Inc.	134,000	4,117,820

		11,523,620

Electric Utilities — 1.3%
Edison International	54,000	1,698,840

Electrical Equipment — 0.9%
Thomas & Betts Corp. (a)	45,000	1,298,700

Energy Equipment & Services — 1.6%
ENSCO International, Inc.	35,000	1,220,450
Tidewater, Inc.	24,000	1,028,880

		2,249,330

Food & Staples Retailing — 1.3%
BJ’s Wholesale Club, Inc. (a)	10,000	322,300
The Kroger Co.	65,000	1,433,250

		1,755,550

Food Products — 1.2%
Archer-Daniels-Midland Co.	61,000	1,632,970

Health Care Equipment & Supplies — 0.0%
The Cooper Cos., Inc.	3,000	74,190

Health Care Providers & Services — 9.6%
Aetna, Inc.	61,000	1,528,050
AmerisourceBergen Corp.	68,600	1,216,964
Coventry Health Care, Inc. (a)	22,000	411,620
Health Net, Inc. (a)	92,000	1,430,600
Humana, Inc. (a)	48,000	1,548,480
Tenet Healthcare Corp. (a)	469,000	1,322,580
UnitedHealth Group, Inc.	93,000	2,323,140
Universal Health Services, Inc. Class B	26,000	1,270,100
WellPoint, Inc. (a)	42,000	2,137,380

		13,188,914

Household Durables — 3.7%
D.R. Horton, Inc.	153,000	1,432,080
Lennar Corp. Class A	153,000	1,482,570
MDC Holdings, Inc.	41,000	1,234,510
NVR, Inc. (a)	2,000	1,004,780

		5,153,940

IT Services — 0.9%
Affiliated Computer Services, Inc. Class A (a)	27,000	1,199,340

Industrial Conglomerates — 1.0%
General Electric Co.	114,000	1,336,080

Insurance — 7.9%
American Financial Group, Inc.	40,000	863,200
Chubb Corp.	46,000	1,834,480
HCC Insurance Holdings, Inc.	59,000	1,416,590
PartnerRe Ltd.	25,000	1,623,750
RenaissanceRe Holdings Ltd.	24,000	1,116,960
The Travelers Cos., Inc.	52,000	2,134,080
UnumProvident Corp.	93,000	1,474,980
W.R. Berkley Corp.	23,000	493,810

		10,957,850

Metals & Mining — 1.3%
Carpenter Technology Corp.	70,000	1,456,700
Reliance Steel & Aluminum Co.	8,000	307,120

		1,763,820

Multi-Utilities — 3.7%
Ameren Corp.	63,000	1,568,070
CMS Energy Corp.	26,000	314,080
DTE Energy Co.	48,000	1,536,000
NiSource, Inc.	141,000	1,644,060

		5,062,210

Multiline Retail — 4.7%
Family Dollar Stores, Inc.	48,000	1,358,400
J.C. Penney Co., Inc.	56,000	1,607,760
Macy’s, Inc.	132,000	1,552,320
Sears Holdings Corp. (a)(b)	23,000	1,529,960
Target Corp.	11,000	434,170

		6,482,610

Oil, Gas & Consumable Fuels — 13.2%
Anadarko Petroleum Corp.	47,000	2,133,330
Chevron Corp.	84,000	5,565,000
Exxon Mobil Corp.	93,000	6,501,630
Marathon Oil Corp.	69,000	2,078,970
Southern Union Co.	38,000	698,820
Tesoro Corp.	102,000	1,298,460

		18,276,210

Paper & Forest Products — 1.1%
MeadWestvaco Corp.	90,000	1,476,900

Pharmaceuticals — 9.3%
Bristol-Myers Squibb Co.	77,000	1,563,870
Forest Laboratories, Inc. (a)	69,000	1,732,590
Johnson & Johnson	44,000	2,499,200
Mylan, Inc. (a)	106,000	1,383,300

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund

Schedule of Investments June 30, 2009 (concluded)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Pharmaceuticals (concluded)

Pfizer, Inc.	302,000	$4,530,000
Schering-Plough Corp.	42,000	1,055,040

		12,764,000

Semiconductors & Semiconductor Equipment — 0.7%
Novellus Systems, Inc. (a)	63,000	1,052,100

Software — 3.9%
BMC Software, Inc. (a)	37,600	1,270,504
CA, Inc.	83,000	1,446,690
Compuware Corp. (a)	131,000	898,660
McAfee, Inc. (a)	34,000	1,434,460
Synopsys, Inc. (a)	20,000	390,200

		5,440,514

Specialty Retail — 6.4%
AutoNation, Inc. (a)(b)	82,000	1,422,700
Barnes & Noble, Inc.	16,000	330,080
Foot Locker, Inc.	130,000	1,361,100
The Gap, Inc.	95,000	1,558,000
Limited Brands, Inc.	113,000	1,352,610
Penske Auto Group, Inc.	83,000	1,381,120
RadioShack Corp.	101,000	1,409,960

		8,815,570

Tobacco — 0.9%
Reynolds American, Inc.	33,000	1,274,460

Wireless Telecommunication Services — 2.3%
NII Holdings, Inc. (a)	76,000	1,449,320
Sprint Nextel Corp. (a)	357,000	1,717,170

		3,166,490

Total Long-Term Investments (Cost—$133,349,758) — 100.1%		138,076,368

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (c)(d)	183,483	183,483

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$2,652	2,651,800

Total Short-Term Securities (Cost—$2,835,283) — 2.1%		2,835,283

Total Investments (Cost—$136,185,041*) — 102.2%		140,911,651
Liabilities in Excess of Other Assets — (2.2)%		(3,039,379)

Net Assets — 100.0%		$137,872,272

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$141,035,146

Gross unrealized appreciation	$10,512,656
Gross unrealized depreciation	(10,636,151)

Net unrealized depreciation	$(123,495)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	183,483	$247
BlackRock Liquidity Series LLC, Cash Sweep Series	—	$175
BlackRock Liquidity Series, LLC Money Market Series	$2,651,800	$6,403

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$138,076,368
Short-Term Securities	183,483

Total Level 1	138,259,851
Level 2 — Short-Term Securities	2,651,800
Level 3	—

Total	$140,911,651

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $2,546,635) (cost—$133,349,758)	$138,076,368
Investments at value—affiliated (cost—$2,835,283)	2,835,283
Investments sold receivable	13,803,265
Dividends receivable	98,245
Securities lending income receivable—affiliated	5,393
Capital shares sold receivable	3,931
Prepaid expenses	5,410

Total assets	154,827,895

Liabilities:
Collateral at value—securities loaned	2,651,800
Investments purchased payable	14,096,073
Capital shares redeemed payable	119,800
Investment advisory fees payable	86,152
Distribution fees payable	171
Officer’s and Directors’ fees payable	58
Other affiliates payable	1,491
Other accrued expenses payable	78

Total liabilities	16,955,623

Net Assets	$137,872,272

Net Assets Consist of:
Paid-in capital	$170,865,302
Undistributed net investment income	1,376,789
Accumulated net realized loss	(39,096,429)
Net unrealized appreciation/depreciation	4,726,610

Net Assets	$137,872,272

Net Asset Value:
Class I—Based on net assets of $136,317,735 and 17,816,510 shares outstanding, 100 million shares authorized, $0.10 par value	$7.65

Class II—Based on net assets of $1,526,671 and 199,360 shares outstanding, 100 million shares authorized, $0.10 par value	$7.66

Class III—Based on net assets of $27,866 and 3,660 shares outstanding, 100 million shares authorized, $0.10 par value	$7.61

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$1,800,204
Income—affiliated	422
Securities lending—affiliated	6,403

Total income	1,807,029

Expenses:
Investment advisory	504,713
Accounting services	24,553
Professional	21,557
Custodian	13,107
Officer and Directors	9,116
Printing	7,776
Registration	3,929
Transfer agent—Class I	2,243
Transfer agent—Class II	14
Distribution—Class II	644
Distribution—Class III	11
Miscellaneous	6,381

Total expenses	594,044
Less fees waived by advisor	(28)

Total expenses after fees waived	594,016

Net investment income	1,213,013

Realized and Unrealized Gain (loss):
Net realized loss from investments	(21,801,216)
Net change in unrealized appreciation/depreciation on investments	12,018,631

Total realized and unrealized loss	(9,782,585)

Net Decrease in Net Assets Resulting from Operations	$(8,569,572)

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Statements of Changes in Net Assets

	For the
	Six Months Ended
	June 30, 2009	For the Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$1,213,013	$1,736,622
Net realized loss	(21,801,216)	(17,093,526)
Net change in unrealized appreciation/depreciation	12,018,631	(39,160,662)

Net decrease in net assets resulting from operations	(8,569,572)	(54,517,566)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(1,595,610)
Class II	—	(4,403)
Net realized gain:
Class I	—	(2,794,202)
Class II	—	(9,188)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(4,403,403)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(3,996,217)	5,722,115

Net Assets:
Total decrease in net assets	(12,565,789)	(53,198,854)
Beginning of period	150,438,061	203,636,915

End of period	$137,872,272	$150,438,061

End of period undistributed net investment income	$1,376,789	$163,776

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.11		$13.32	$14.98	$14.31	$13.36	$11.90

Net investment income[1]	0.07		0.13	0.15	0.12	0.09	0.12
Net realized and unrealized gain (loss)	(0.53)		(5.09)	0.75	2.16	2.19	2.31

Net increase (decrease) from investment operations	(0.46)		(4.96)	0.90	2.28	2.28	2.43

Dividends and distributions from:
Net investment income	—		(0.09)	(0.16)	(0.13)	(0.08)	(0.11)
Net realized gain	—		(0.16)	(2.40)	(1.48)	(1.25)	(0.86)

Total dividends and distributions	—		(0.25)	(2.56)	(1.61)	(1.33)	(0.97)

Net asset value, end of period	$7.65		$8.11	$13.32	$14.98	$14.31	$13.36

Total Investment Return:[2]
Based on net asset value	(5.67)%	[3]	(37.26)%	5.88%	16.01%	17.39%	20.38%

Ratios to Average Net Assets:
Total expenses	0.88%	[4]	0.91%	0.86%	0.83%	0.85%	0.85%

Total expenses after fees waived	0.88%	[4]	0.91%	0.86%	0.83%	0.85%	0.85%

Net investment income	1.80%	[4]	1.17%	0.93%	0.81%	0.64%	0.91%

Supplemental Data:
Net assets, end of period (000)	$136,318		$149,944	$203,634	$231,547	$214,033	$148,484

Portfolio turnover	79%		117%	75%	68%	74%	116%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended						Period
	June 30, 2009		Year Ended December 31,				September 30, 2004[1]
	(Unaudited)		2008	2007	2006	2005	to December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.12		$13.34	$14.98	$14.31	$13.36	$12.70

Net investment income[2]	0.06		0.11	0.17	0.12	0.09	0.04
Net realized and unrealized gain (loss)	(0.52)		(5.10)	0.71	2.16	2.19	1.59

Net increase (decrease) from investment operations	(0.46)		(4.99)	0.88	2.28	2.28	1.63

Dividends and distributions from:
Net investment income	—		(0.07)	(0.12)	(0.13)	(0.08)	(0.11)
Net realized gain	—		(0.16)	(2.40)	(1.48)	(1.25)	(0.86)

Total dividends and distributions	—		(0.23)	(2.52)	(1.61)	(1.33)	(0.97)

Net asset value, end of period	$7.66		$8.12	$13.34	$14.98	$14.31	$13.36

Total Investment Return:[3]
Based on net asset value	(5.67)%	[4]	(37.38)%	5.70%	16.01%	17.39%	12.80%	[4]

Ratios to Average Net Assets:
Total expenses	1.03%	[5]	1.06%	0.99%	0.86%	0.85%	0.85%	[5]

Total expenses after fees waived	1.03%	[5]	1.06%	0.99%	0.86%	0.85%	0.85%	[5]

Net investment income	1.56%	[5]	0.98%	0.88%	0.80%	0.67%	1.31%	[5]

Supplemental Data:
Net assets, end of period (000)	$1,527		$494	$3	$2	$1	$1

Portfolio turnover	79%		117%	75%	68%	74%	116%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Financial Highlights (concluded)

	Class III
	Period
	January 27, 2009[1]		Year Ended				Period
	to June 30, 2009		December 31,				September 30, 2004[3]
	(Unaudited)		2007[2]		2006	2005	to December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$7.63		$14.97		$14.31	$13.36	$12.70

Net investment income[4]	0.04		0.11		0.12	0.09	0.04
Net realized and unrealized gain (loss)	(2.43)		0.76		2.15	2.19	1.59

Net increase (decrease) from investment operations	(2.39)		0.87		2.27	2.28	1.63

Dividends and distributions from:
Net investment income	—		(0.12)		(0.13)	(0.08)	(0.11)
Net realized gain	—		(2.40)		(1.48)	(1.25)	(0.86)

Total dividends and distributions	—		(2.52)		(1.61)	(1.33)	(0.97)

Net asset value, end of period	$7.61		$13.32		$14.97	$14.31	$13.36

Total Investment Return:[5]
Based on net asset value per share	(0.26)%	[6]	5.69%		15.94%	17.39%	12.80%	[6]

Ratios to Average Net Assets:
Total expenses	1.13%	[7]	1.06%		0.88%	0.85%	0.85%	[7]

Total expenses after fees waived	1.13%	[7]	1.06%		0.88%	0.85%	0.85%	[7]

Net investment income	1.40%	[7]	0.73%		0.78%	0.67%	1.31%	[7]

Supplemental Data:
Net assets, end of period (000)	$28		$—	[2]	$2	$1	$1

Portfolio turnover	79%		75%		68%	74%	116%

[1]	Reissuance of shares.

[2]	There were no Class III shares outstanding as of December 31, 2007 and during the year January 1, 2008 through December 31, 2008.

[3]	Commencement of operations.

[4]	Based on average shares outstanding.

[5]	Total investment returns exclude insurance-related fees and expenses.

[6]	Aggregate total investment return.

[7]	Annualized.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Value V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Large Cap Value V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an

14

investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s average daily net assets.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II and Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $1,226 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.15% and 0.25% based upon the average daily net assets of Class II and Class III, respectively.

The Company has received an exemptive order from the Securities and Exchange Commission (“SEC”) permitting it, among other things, to pay an affiliated securities lending agent a fee based

15

on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income on investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $1,870 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $107,798,544 and $110,878,969, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $5,286,411 available to offset future realized capital gains which expires December 31, 2016.

6.  Concentration, Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the health care sector. Please see the Schedule of Investments for these securities. Changes in economic conditions affecting the health care sector would have a greater impact on the Fund and could affect the value, income and/or liquidity of positions in such securities.

16

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	1,835,661	$13,645,328

Shares redeemed	(2,513,880)	(18,652,804)

Net decrease	(678,219)	$(5,007,476)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	7,899,202	$61,431,090

Shares issued to shareholders in reinvestment of dividends and distributions	548,727	4,389,812

Total issued	8,447,929	65,820,902

Shares redeemed	(5,238,532)	(60,837,304)

Net increase	3,209,397	$4,983,598

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	171,649	$1,245,228

Shares redeemed	(33,132)	(261,325)

Net increase	138,517	$983,903

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	123,908	$1,471,756

Shares issued to shareholders in reinvestment of dividends and distributions	1,697	13,591

Total issued	125,605	1,485,347

Shares redeemed	(64,968)	(746,830)

Net increase	60,637	$738,517

Class III Shares
For the Period January 29, 2009 to June 30, 2009	Shares	Amount

Shares sold	3,660	$27,356

8.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

17

BlackRock Money Market V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,002.90	$3.05	$1,000	$1,021.46	$3.07

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.62% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

2

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Portfolio Composition	Net Assets

Commercial Paper	56%
U.S. Government Sponsored Agency Obligations	27
U.S. Treasury Obligations	9
Certificates of Deposit	8
Repurchase Agreements	2
Corporate Notes	1
Liabilities in Excess of Other Assets	(3)

Current Seven-Day Yield

Class 1	0.04%

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Certificates of Deposit	(000)	Value

Bank of America, NA, 0.40%, 8/21/09	$10,000	$10,000,000
Chase Bank USA, NA, 0.52%, 7/15/09	2,000	2,000,000
State Street Bank & Trust Co., 0.61%, 7/27/09	10,000	10,000,000

Total Certificates of Deposit — 8.3%		22,000,000

Commercial Paper (a)

Antalis U.S. Funding Corp.:
0.63%, 7/08/09	3,000	2,999,632
0.40%, 7/14/09	2,000	1,999,711
Atlantis One Funding Corp.:
0.54%, 7/01/09	6,599	6,599,000
0.55%, 7/06/09	1,912	1,911,854
Barton Capital Corp., 0.50%, 7/07/09	10,000	9,999,167
CRC Funding, LLC, 0.50%, 7/09/09	3,000	2,999,667
Cancara Asset Securitization LLC:
0.65%, 7/08/09	1,700	1,699,785
0.65%, 7/21/09	1,000	999,639
0.50%, 8/18/09	2,000	1,998,667
Clipper Receivables Co. LLC, 0.35%, 7/27/09	2,000	1,999,494
Enterprise Funding Co. LLC, 0.38%, 9/02/09	3,000	2,998,005
Fairway Finance Co., LLC, 0.45%, 7/13/09	13,000	12,998,050
ING (U.S.) Funding LLC:
0.72%, 7/15/09	8,000	7,997,760
0.42%, 7/20/09	2,000	1,999,557
0.68%, 7/22/09	1,000	999,603
JPMorgan Chase Funding, Inc.:
0.37%, 8/06/09	5,000	4,998,150
0.35%, 8/13/09	5,000	4,997,910
Jupiter Securitization Co. LLC, 0.37%, 8/03/09	10,000	9,996,608
Nieuw Amsterdam Receivables Corp.:
0.50%, 7/10/09	6,000	5,999,250
0.70%, 8/10/09	2,400	2,398,133
0.50%, 8/17/09	3,500	3,497,715
Old Line Funding, LLC, 0.36%, 8/10/09	3,000	2,998,800
Park Avenue Receivables Co. LLC, 0.28%, 7/08/09	2,500	2,499,864
Rabobank USA Financial Corp., 0.50%, 12/24/09	3,000	2,992,667
Scaldis Capital LLC, 0.60%, 8/07/09	9,000	8,994,450
Societe Generale North America Inc.:
0.60%, 7/31/09	9,500	9,495,250
0.73%-0.80%, 11/06/09	4,000	3,988,871
Solitaire Funding LLC, 0.47%, 8/21/09	2,000	1,998,668
Straight-A Funding, LLC:
0.50%, 8/03/09	1,700	1,699,221
0.43%, 8/10/09	7,500	7,496,417
UBS Finance (Delaware), LLC:
1.21%-1.25%, 7/09/09	13,000	12,996,442
0.70%, 8/24/09	500	499,475

Total Commercial Paper — 55.8%		147,747,482

	Par
Corporate Notes (b)	(000)	Value

ING USA Global Funding Trust VI, 1.08%, 9/18/09	$625	$625,000
U.S. Bank, NA, 0.76%, 8/24/09	500	498,988
Wells Fargo & Co., 0.78%, 9/23/09	500	498,668

Total Corporate Notes — 0.6%		1,622,656

U.S. Government Sponsored Agency Obligations

Fannie Mae Variable Rate Notes, 0.97%, 8/05/10 (b)	1,530	1,529,389
Federal Home Loan Bank Discount Notes (a):
0.45%, 7/23/09	7,000	6,998,075
0.59%, 8/21/09	2,500	2,497,910
0.58%, 9/02/09	5,000	4,994,925
0.59%, 9/09/09	7,000	6,991,969
0.63%, 9/10/09	1,650	1,647,966
Federal Home Loan Bank Variable Rate Notes (b):
0.24%, 8/13/09	1,700	1,700,000
0.22%, 8/14/09	2,500	2,499,970
0.73%, 2/05/10	1,585	1,585,000
0.82%, 2/26/10	1,665	1,665,000
1.00%, 7/09/10	3,005	3,004,384
1.11%, 10/08/10	2,000	1,999,235
Freddie Mac Discount Notes, 0.59%, 9/01/09 (a)	5,000	4,994,919
Freddie Mac Variable Rate Notes (b):
0.24%, 9/28/09	2,415	2,414,854
1.04%, 7/14/10	2,000	1,999,277
0.64%, 8/24/10	1,315	1,315,065
0.63%, 9/03/10	2,680	2,679,369
1.19%, 12/30/10	15,000	15,013,277
0.39%, 2/14/11	2,400	2,399,582
0.90%, 5/05/11	4,000	3,997,774

Total U.S. Government Sponsored Agency Obligations — 27.1%		71,927,940

U.S. Treasury Obligations (a)

U.S. Treasury Bills:
0.40%, 7/02/09	2,500	2,499,972
0.39%, 8/06/09	1,700	1,699,337
0.45%, 8/13/09	1,500	1,499,203
0.47%, 8/20/09	2,000	1,998,696
0.49%, 8/27/09	3,000	2,997,670
0.71%, 12/17/09	6,000	5,980,142
0.35%, 12/31/09	5,000	4,991,254
0.55%, 7/01/10	2,500	2,486,224

Total U.S. Treasury Obligations — 9.1%		24,152,498

See Notes to Financial Statements.

4

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund

Schedule of Investments June 30, 2009 (concluded)	(Percentages shown are based on Net Assets)

	Par
Repurchase Agreements	(000)	Value

Barclays Bank Plc, NY, 0.01%, 7/01/09 (Purchased on 6/30/09, to be repurchased 4,778,001, collateralized by U.S. Treasury Strips 0.01% due 8/15/09 to 8/15/31)	$4,778	$4,778,000

Total Repurchase Agreements — 1.8%		4,778,000

Total Investments (Cost — $272,228,576*) — 102.7%		272,228,576
Liabilities in Excess of Other Assets — (2.7)%		(7,071,397)

Net Assets — 100.0%		$265,157,179

*   Cost for Federal income tax purposes.

(a) Rates shown are the discount rates paid at the time of purchase.

(b) Variable rate security. Rate shown is as of report date.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	—
Level 2 — Total Investments[1]	$272,228,576
Level 3	—

Total	$272,228,576

1 See above Schedule of Investments for values in each security type.

See Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$272,228,576)	$272,228,576
Cash	44,970
Capital shares sold receivable	407,965
Interest receivable	52,632
Prepaid expenses	33,807

Total assets	272,767,950

Liabilities:
Investments purchased payable	7,477,477
Investment advisory fees payable	102,386
Income dividends payable	8,170
Capital shares redeemed payable	3,076
Other affiliates payable	1,482
Officer’s and Directors’ fees payable	132
Other accrued expenses payable	18,048

Total liabilities	7,610,771

Net Assets	$265,157,179

Net Assets Consist of:
Paid-in capital	$265,113,770
Undistributed net investment income	6,741
Accumulated net realized gain	36,668

Net Assets	$265,157,179

Net Asset Value:
Class I—Based on net assets of $265,157,179 and 265,117,701 shares outstanding, 3.3 billion shares authorized, $0.10 par value	$1.00

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$1,250,091

Expenses:
Investment advisory	688,777
Federal insurance	55,977
Accounting services	49,991
Professional	20,778
Printing	17,333
Officer and Directors	12,331
Custodian	9,036
Transfer agent	2,456
Miscellaneous	8,083

Total expenses	864,762
Less fees waived by advisor	(9,280)

Total expenses	855,482

Net investment income	394,609

Realized Gain:
Net realized gain from investments	15,647

Net Increase in Net Assets Resulting from Operations	$410,256

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$394,609	$7,092,818
Net realized gain	15,647	21,021

Net increase in net assets resulting from operations	410,256	7,113,839

Dividends to Shareholders From:
Net investment income	(394,609)	(7,092,818)

Decrease in net assets resulting from dividends to shareholders	(394,609)	(7,092,818)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(22,890,170)	(19,045,169)

Net Assets:
Total decrease in net assets	(22,874,523)	(19,024,148)
Beginning of period	288,031,702	307,055,850

End of period	$265,157,179	$288,031,702

End of period undistributed net investment income	$6,741	$6,741

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Net investment income	0.0014		0.0249	0.0476	0.0443	0.0266	0.0092
Net realized and unrealized gain (loss)	0.0000		0.0001	0.0002	0.0003	0.0001	(0.0009)

Net increase from investment operations	0.0014		0.0250	0.0478	0.0446	0.0267	0.0083

Dividends from net investment income	(0.0014)		(0.0249)	(0.0476)	(0.0443)	(0.0266)	(0.0092)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total Investment Return:[1]
Based on net asset value	0.14%	[2]	2.53%	4.86%	4.48%	2.66%	0.92%

Ratios to Average Net Assets:
Total expenses	0.63%	[3]	0.60%	0.58%	0.58%	0.59%	0.57%

Total expenses after fees waived	0.62%	[3]	0.60%	0.58%	0.58%	0.59%	0.57%

Net investment income and net realized gain (loss)	0.30%	[3]	2.52%	4.76%	4.45%	2.63%	0.89%

Supplemental Data:
Net assets, end of period (000)	$265,157		$288,032	$307,056	$275,563	$267,028	$314,351

[1]	Total investment returns include insurance-related fees and expenses.

[2]	Aggregate total investment return.

[3]	Annualized.

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Money Market V.I. Fund
Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Money Market V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Fund securities are valued under the amortized cost method which approximates current market value in accordance with Rule 2a-7 of the 1940 Act. Under this method, securities are valued at cost when purchased and thereafter, a constant proportionate amortization of any discount or premium is recorded until the maturity of the security.

Repurchase Agreements: The Fund may invest in US government and agency securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The counterparty will be required on a daily basis to maintain the value of the securities subject to the agreement at no less than the repurchase price. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a segregated account by the Fund’s custodian. In the event the counterparty defaults and the fair value of the collateral declines, the Fund could experience losses, delays and costs in liquidating the collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: The Fund declares dividends daily and reinvests monthly such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional Fund shares at net asset value. Dividends are declared from the total of net investment income. Distribution of net realized gain, if any, on investments are paid at least annually.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods.

10

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based upon the average daily value of the Fund’s average daily net assets at the following rates: 0.500% of the Fund’s average daily net assets not exceeding $1 billion; 0.450% of average daily net assets in excess of $1 billion but not exceeding $2 billion; 0.400% of average daily net assets in excess of $2 billion but not exceeding $3 billion; 0.375% of average daily net assets in excess of $3 billion but not exceeding $4 billion; 0.350% of average daily net assets in excess of $4 billion but not exceeding $7 billion; 0.325% of average daily net assets in excess of $7 billion but not exceeding $10 billion; 0.300% of average daily net assets in excess of $10 billion but not exceeding $15 billion; and 0.290% of average daily net assets in excess of $15 billion.

The Manager has entered into a separate sub-advisory agreement with BlackRock Institutional Management Corporation (“BIMC”), an affiliate of the Manager, under which the Manager pays BIMC for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, is reimbursed by MLLA.

The Manager voluntarily agreed to waive a portion of the advisory fees to enable the Fund to maintain a minimum daily net investment income dividend. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $3,048 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plan with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

4.  Federal Insurance:

The Fund participates in the US Treasury Department’s Temporary Guarantee Program for Money

11

Market Funds (the “Program”). As a result of the Fund’s participation in the Program, in the event the Fund’s net asset value falls below $0.995 per share, shareholders in the Fund will have federal insurance of $1.00 per share up to the lesser of shareholders’ balances in the Fund as of the close of business on September 19, 2008, or the remaining balances of such shareholder accounts as of the date the guarantee is triggered. Any increase in the number of shares in a shareholder’s balance after the close of business on September 19, 2008 and any future investments after a shareholder has closed their account will not be guaranteed. As a participant of the Program, which expires September 18, 2009, the Fund paid a participation fee of 0.01% for the period September 19, 2008 through December 18, 2008 and 0.03% for the period December 19, 2008 through September 18, 2009 of the Fund’s shares outstanding value as of September 19, 2008. The participation fees for the year ended December 31, 2008 and the period January 1, 2009 to June 30, 2009 are included in federal insurance in the Statement of Operations.

5.  Capital Share Transactions:

Because the Fund has sold and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the dollar shown for such transactions.

Transactions in capital shares for each period were as follows:

	Six Months Ended	Year Ended
Class I Shares	June 30, 2009	December 31, 2008

Shares sold	22,797,990	164,977,886

Shares issued to shareholders in reinvestment of dividends and distributions	394,609	7,092,287

Total issued	23,192,599	172,070,173

Shares redeemed	(46,082,769)	(191,115,342)

Net decrease	(22,890,170)	(19,045,169)

6.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

12

BlackRock S&P 500 Index V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period, the Fund’s Class I Shares generated a return of 3.07%, relatively in line with the benchmark Standard & Poor’s (S&P) 500 Index, which returned 3.16%. The Fund’s Class II Shares generated a return of 3.00%, underperforming the benchmark. The S&P 500 is a market-weighted index composed of 500 common stocks issued by large-capitalization companies in a wide range of businesses. The stocks included in the index collectively represent a substantial portion of all common stocks publicly traded in the United States.

•	Returns for the Fund’s respective share classes differ from the benchmark in part due to individual share class expenses.

Describe the market environment.

•	The first six months of 2009 were marked by a notable shift in investor sentiment. Early in the year, investors wondered if the United States was in the midst of a depression, if the financial system as a whole was about to collapse and if the entire US banking system would have to be nationalized. By June 30, most observers were wondering what the economic recovery will look like, how fast and widespread it might be and where attractive opportunities could lie.

•	To recap, the six months saw stocks sink deeply in January and February as economic data continued to worsen and investors grew uncertain as to policymakers’ next steps in combating the credit crisis. Sentiment improved noticeably in March on the back of new program announcements by the US Treasury Department and the Federal Reserve (the “Fed”), as well as better-than-expected economic data, particularly in retail sales, consumer confidence and select areas of the housing market. Coincident with signs of improving economic conditions, we also saw a significant rise in oil prices. Prices nearly doubled over the course of May and into early June, as oil approached the $70-per-barrel mark.

•	After a dismal first quarter, stocks came back strongly in the second three months, posting positive quarterly results for the first time in well over a year. From their low point on March 6, most markets around the world were up roughly 40% or more by the close of the period. In the United States, the Dow Jones Industrial Average ended the quarter at 8,447, representing a gain of 11.95%. On a year-to-date basis, however, the Dow was still down 2.01%. The S&P 500 Index managed to record a 15.93% gain for the second quarter, which pushed it into positive territory for the year, up 3.16%. The Nasdaq Composite performed even better, climbing 20.33% to end the quarter at 1,835, representing a 16.98% return year-to-date through June 30.

•	For its part, the Fed maintained the target range for the federal funds rate at 0% to 0.25% throughout the period, and reiterated its expectation that the key short-term rate will remain at exceptionally low levels for an extended period. The Fed’s statement following its most recent policy meeting in late June contained few changes, but did include a slightly more optimistic economic outlook, less angst about deflation risk and no change in current balance sheet policies. However, the central bank commented that it “is monitoring the size and composition of its balance sheet and will make adjustments to its credit and liquidity programs as warranted.”

•	In this environment, four of the 10 sectors within the S&P 500 Index recorded positive returns for the six months. Cyclical stocks led the way, with information technology 24.86%, materials 13.89% and consumer discretionary 8.58% emerging as the best performers. Health care also posted a slight gain of 0.17%. Of the remaining sectors, industrials (5.93)%, telecommunication services (3.96)% and financials (3.41)% were the most notable laggards.

Describe recent portfolio activity.

•	Throughout the six-month period, as changes were made to the composition of the S&P 500 Index, the portfolio purchased and sold securities to maintain its objective of replicating the risks and return of the benchmark.

Describe Fund positioning at period end.

•	In keeping with its investment objective, the Fund remains positioned to match the risk characteristics of its benchmark, irrespective of the market’s future direction.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower. The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, are based on performance of the Fund’s Class I Shares and are adjusted to reflect the distribution (12b-1) fees applicable to Class II Shares.

[2]	Under normal circumstances, the Fund invests at least 80% of its net assets in the common stocks of the S&P 500 Index and in derivative instruments linked to the S&P 500.

[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years

Class I Shares[4]	3.07%	(26.39)%	(2.52)%	(2.54)%

Class II Shares[4]	3.00	(26.54)	(2.73)[5]	(2.72)[5]

S&P 500 Index	3.16	(26.21)	(2.24)	(2.22)

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns. For a portion of the period, returns do not show the effects of distribution fees (12b-1 fees) applicable to Class II Shares. If such fees were included, returns shown would have been lower.

[5]	The returns for Class II Shares prior to September 30, 2004, the commencement of operations of Class II Shares, are based on performance of the Fund’s Class I Shares and are adjusted to reflect the distribution (12b-1) fees applicable to Class II Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Information Technology	18%
Health Care	14
Financials	14
Energy	12
Consumer Staples	12
Industrials	10
Consumer Discretionary	9
Utilities	4
Telecommunication Services	4
Materials	3

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,030.70	$2.27	$1,000	$1,022.57	$2.26

Class II	$1,000	$1,030.00	$3.02	$1,000	$1,021.82	$3.01

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.45% for Class I and 0.60% for Class II), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.
Derivative Instruments

The Fund may invest in various derivative instruments, including financial futures contracts and other instruments specified in the Notes to Financial Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

5

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Summary Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

This summary schedule of investments is presented to help investors focus on the Fund’s principal holdings. It includes the Fund’s 50 largest holdings, each investment of any issuer that exceeds 1% of the Fund’s net assets and affiliated issuers. “Other Securities” represents all issues not required to be disclosed under the rules adopted by the Securities and Exchange Commission. A complete schedule of investments is available without charge, upon request, by calling (800) 441-7762 or on the Securities and Exchange Commission’s website at http://www.sec.gov.

Industry	Common Stocks	Shares	Value	Percent

Aerospace & Defense	United Technologies Corp.	16,464	$855,469	0.6%
	Other Securities		3,045,620	2.2

			3,901,089	2.8

Air Freight & Logistics	United Parcel Service, Inc. Class B	17,300	864,827	0.6
	Other Securities		572,438	0.4

			1,437,265	1.0

Airlines	Other Securities		84,630	0.1

Auto Components	Other Securities		272,216	0.2

Automobiles	Other Securities		402,744	0.3

Beverages	The Coca-Cola Co.	34,696	1,665,061	1.2
	PepsiCo, Inc.	27,139	1,491,559	1.1
	Other Securities		482,670	0.3

			3,639,290	2.6

Biotechnology	Amgen, Inc. (a)	17,623	932,962	0.7
	Gilead Sciences, Inc. (a)	15,900	744,756	0.5
	Other Securities		928,922	0.7

			2,606,640	1.9

Building Products	Other Securities		60,843	0.0

Capital Markets	The Bank of New York Mellon Corp.	20,767	608,681	0.4
	The Goldman Sachs Group, Inc.	8,810	1,298,946	0.9
	Morgan Stanley	23,563	671,781	0.5
	Other Securities		1,679,304	1.2

			4,258,712	3.0

Chemicals	Monsanto Co.	9,534	708,758	0.5
	Other Securities		1,837,487	1.3

			2,546,245	1.8

Commercial Banks	The PNC Financial Services Group, Inc. (b)	8,048	312,343	0.2
	Wells Fargo & Co.	81,067	1,966,685	1.4
	Other Securities		1,474,024	1.1

			3,753,052	2.7

Commercial Services & Supplies	Other Securities		766,117	0.5

Communications Equipment	Cisco Systems, Inc. (a)(c)	100,415	1,871,736	1.3
	QUALCOMM, Inc.	28,768	1,300,314	0.9
	Other Securities		620,168	0.5

			3,792,218	2.7

Computers & Peripherals	Apple, Inc. (a)	15,490	2,206,241	1.6
	Hewlett-Packard Co.	41,543	1,605,637	1.1
	International Business Machines Corp.	23,034	2,405,210	1.7
	Other Securities		1,398,563	1.0

			7,615,651	5.4

Construction & Engineering	Other Securities		328,492	0.2

Construction Materials	Other Securities		88,355	0.1

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Summary Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Consumer Finance	Other Securities		$818,064	0.6%

Containers & Packaging	Other Securities		296,220	0.2

Distributors	Other Securities		95,243	0.1

Diversified Consumer Services	Other Securities		280,616	0.2

Diversified Financial Services	Bank of America Corp.	140,828	1,858,930	1.3
	JPMorgan Chase & Co.	67,901	2,316,103	1.7
	Other Securities		1,137,051	0.8

			5,312,084	3.8

Diversified Telecommunication Services	AT&T Inc.	102,702	2,551,118	1.8
	Verizon Communications, Inc.	49,518	1,521,688	1.1
	Other Securities		367,040	0.3

			4,439,846	3.2

Electric Utilities	Other Securities		3,250,987	2.3

Electrical Equipment	Other Securities		606,375	0.4

Electronic Equipment, Instruments & Components	Other Securities		782,295	0.6

Energy Equipment & Services	Schlumberger Ltd.	20,790	1,124,947	0.8
	Other Securities		1,409,540	1.0

			2,534,487	1.8

Food & Staples Retailing	CVS Caremark Corp.	25,366	808,414	0.6
	Wal-Mart Stores, Inc.	38,816	1,880,247	1.3
	Other Securities		1,579,829	1.1

			4,268,490	3.0

Food Products	Kraft Foods, Inc.	25,671	650,503	0.5
	Other Securities		1,824,830	1.3

			2,475,333	1.8

Gas Utilities	Other Securities		198,711	0.1

Health Care Equipment & Supplies	Medtronic, Inc.	19,462	679,029	0.5
	Other Securities		2,200,840	1.6

			2,879,869	2.1

Health Care Providers & Services	Other Securities		3,042,249	2.2

Health Care Technology	Other Securities		40,818	0.0

Hotels, Restaurants & Leisure	McDonald’s Corp.	19,172	1,102,198	0.8
	Other Securities		1,064,045	0.7

			2,166,243	1.5

Household Durables	Other Securities		511,919	0.4

Household Products	Colgate-Palmolive Co.	8,685	614,377	0.4
	The Procter & Gamble Co.	50,784	2,595,062	1.9
	Other Securities		505,559	0.4

			3,714,998	2.7

IT Services	Other Securities		1,448,372	1.0

Independent Power Producers & Energy Traders	Other Securities		264,123	0.2

Industrial Conglomerates	3M Co.	12,046	723,965	0.5
	General Electric Co.	184,365	2,160,758	1.6
	Other Securities		43,084	0.0

			2,927,807	2.1

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Summary Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Insurance	Other Securities		$3,287,735	2.3%

Internet & Catalog Retail	Other Securities		522,892	0.4

Internet Software & Services	Google, Inc. Class A (a)	4,180	1,762,246	1.2
	Other Securities		818,991	0.6

			2,581,237	1.8

Leisure Equipment & Products	Other Securities		167,030	0.1

Life Sciences Tools & Services	Other Securities		612,371	0.4

Machinery	Other Securities		2,004,293	1.4

Media	Comcast Corp. Class A	50,352	729,600	0.5
	Walt Disney Co.	32,282	753,139	0.6
	Other Securities		2,140,962	1.5

			3,623,701	2.6

Metals & Mining	Other Securities		1,316,152	0.9

Multi-Utilities	Other Securities		1,982,850	1.4

Multiline Retail	Other Securities		1,154,190	0.8

Office Electronics	Other Securities		97,349	0.1

Oil, Gas & Consumable Fuels	Chevron Corp.	34,907	2,312,589	1.7
	ConocoPhillips	25,924	1,090,363	0.8
	Exxon Mobil Corp.	84,946	5,938,575	4.2
	Occidental Petroleum Corp.	14,158	931,738	0.7
	Other Securities		4,555,953	3.2

			14,829,218	10.6

Paper & Forest Products	Other Securities		274,076	0.2

Personal Products	Other Securities		252,690	0.2

Pharmaceuticals	Abbott Laboratories	26,920	1,266,317	0.9
	Bristol-Myers Squibb Co.	34,563	701,975	0.5
	Eli Lilly & Co.	17,648	611,327	0.4
	Johnson & Johnson	47,953	2,723,730	1.9
	Merck & Co., Inc.	36,979	1,033,933	0.7
	Pfizer, Inc.	117,560	1,763,400	1.3
	Schering-Plough Corp.	28,411	713,684	0.5
	Wyeth	23,251	1,055,363	0.8
	Other Securities		548,482	0.4

			10,418,211	7.4

Professional Services	Other Securities		225,984	0.2

Real Estate Investment Trusts (REITs)	Other Securities		1,345,590	1.0

Real Estate Management & Development	Other Securities		33,696	0.0

Road & Rail	Other Securities		1,337,750	1.0

Semiconductors & Semiconductor Equipment	Intel Corp.	97,288	1,610,116	1.1
	Other Securities		1,898,877	1.4

			3,508,993	2.5

Software	Microsoft Corp.	133,286	3,168,208	2.3
	Oracle Corp.	65,985	1,413,399	1.0
	Other Securities		1,406,088	1.0

			5,987,695	4.3

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund

Summary Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value	Percent

Specialty Retail	Home Depot, Inc.	29,559	$698,479	0.5%
	Other Securities		2,014,681	1.4

			2,713,160	1.9

Textiles, Apparel & Luxury Goods	Other Securities		649,443	0.5

Thrifts & Mortgage Finance	Other Securities		212,858	0.1

Tobacco	Philip Morris International, Inc.	34,289	1,495,686	1.1
	Other Securities		905,168	0.6

			2,400,854	1.7

Trading Companies & Distributors	Other Securities		172,949	0.1

Wireless Telecommunication Services	Other Securities		513,211	0.4

	Total Long-Term Investments
	(Cost — $112,342,627)		140,134,886	99.9

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (b)(d)	714,435	714,435	0.5

		Beneficial
		Interest
		(000)

	BlackRock Liquidity Funds, LLC Money Market Series, 0.55% (b)(d)(e)	$1,120	1,119,750	0.8

	Total Short-Term Securities
	(Cost — $1,834,185)		1,834,185	1.3

	Total Investment (Cost — $114,176,812*)		141,969,071	101.2
	Liabilities in Excess of Other Assets		(1,739,374)	(1.2)

	Net Assets — 100.0%		$140,229,697	100.0

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,249,616

Gross unrealized appreciation	$45,158,896
Gross unrealized depreciation	(24,439,441)

Net unrealized appreciation	$20,719,455

(a)	Non-income producing security.

(b)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase		Sale		Realized
Affiliate	Cost		Cost		Loss	Income

BlackRock Liquidity Funds, TempFund	$714,435	[1]	—		—	$2,587
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$3,077,200	[2]	—	$3,293
BlackRock Liquidity Series, LLC Money Market Series	$779,250	[1]	—		—	$31,467
The PNC Financial Services Group, Inc.	$22,778		$(139,771)		$(133,652)	$5,803

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(c)	Security, or a portion of security, is on loan.

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

3	S&P E-MINI	June 2009	$137,031	$294

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Summary Schedule of Investments June 30, 2009 (concluded)

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1	—
Long-Term Investments[1]	$140,134,886
Short-Term Investments	714,435

Total Level 1	140,849,321
Level 2	1,119,750
Level 3	—

Total	$141,969,071

[1]	See above Schedule of Investments for values in each industry.

Valuation	Other Financial
Inputs	Instruments[2]

Assets

Level 1	$294
Level 2	—
Level 3	—

Total	$294

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Statement of Assets and Liabilities June, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $1,021,629) (cost—$111,853,630)	$139,822,543
Investments at value—affiliated (cost—$2,323,182)	2,146,528
Dividends receivable	193,228
Investments sold receivable	114,764
Securities lending income receivable—affiliated	15,569
Prepaid expenses	7,894

Total assets	142,300,526

Liabilities:
Collateral at value—securities loaned	1,119,750
Capital shares redeemed payable	648,892
Investments purchased payable	244,506
Investment advisory fees payable	35,067
Margin variation payable	4,151
Other affiliates payable	1,297
Distribution fees payable	266
Officer’s and Directors’ fees payable	58
Other accrued expenses payable	16,842

Total liabilities	2,070,829

Net Assets	$140,229,697

Net Assets Consist of:
Paid-in capital	$118,472,660
Undistributed net investment income	1,526,879
Accumulated net realized loss	(7,562,395)
Net unrealized appreciation/depreciation	27,792,553

Net Assets	$140,229,697

Net Asset Value:
Class I—Based on net assets of $138,027,289 and 12,453,939 shares outstanding, $0.10 par value, 100 million shares authorized	$11.08

Class II—Based on net assets of $2,202,408 and 200,560 shares outstanding, $0.10 par value, 100 million shares authorized	$10.98

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Dividends	$1,704,404
Income—affiliated	11,683
Securities lending—affiliated	31,467

Total income	1,747,554

Expenses:
Investment advisory	198,748
Accounting services	29,361
Professional	21,261
Printing	11,521
Officer and Directors	10,735
Custodian	8,985
Transfer agent—Class I	2,670
Transfer agent—Class II	41
Distribution—Class II	1,505
Miscellaneous	15,543

Total expenses	300,370
Less fees waived by advisor	(315)

Total expenses after fees waived	300,055

Net investment income	1,447,499

Realized and Unrealized Gain (Loss):
Net realized loss from:
Investments—unaffiliated	(391,474)
Investments—affiliated	(133,652)
Financial futures contracts	(9,947)

(535,073)

Net change in unrealized appreciation/depreciation on:
Investments—unaffiliated	3,052,198
Investments—affiliated	(217,209)
Financial futures contracts	(106,862)

2,728,127

Total realized and unrealized gain	2,193,054

Net Increase in Net Assets Resulting from Operations	$3,640,553

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$1,447,499	$4,129,383
Net realized gain (loss)	(535,073)	10,149,433
Net change in unrealized appreciation/depreciation	2,728,127	(108,150,090)

Net increase (decrease) in net assets resulting from operations	3,640,553	(93,871,274)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(3,992,925)
Class II	—	(57,078)
Net realized gain:
Class I	—	(7,162,086)
Class II	—	(108,485)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(11,320,574)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(9,436,830)	(32,592,990)

Net Assets:
Total decrease in net assets	(5,796,277)	(137,784,838)
Beginning of period	146,025,974	283,810,812

End of period	$140,229,697	$146,025,974

End of period undistributed net investment income	$1,526,879	$79,380

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.75		$18.60	$17.97	$15.81	$15.35	$14.12

Net investment income[1]	0.11		0.30	0.31	0.26	0.24	0.23
Net realized and unrealized gain (loss)	0.22		(7.23)	0.66	2.19	0.45	1.25

Net increase (decrease) from investment operations	0.33		(6.93)	0.97	2.45	0.69	1.48

Dividends and distributions from:
Net investment income	—		(0.33)	(0.34)	(0.29)	(0.23)	(0.25)
Net realized gain	—		(0.59)	—	—	—	—

Total dividends and distributions	—		(0.92)	(0.34)	(0.29)	(0.23)	(0.25)

Net asset value, end of period	$11.08		$10.75	$18.60	$17.97	$15.81	$15.35

Total Investment Return:[2]
Based on net asset value	3.07%	[3]	(37.22)%	5.38%	15.49%	4.49%	10.51%

Ratios to Average Net Assets:
Total expenses	0.45%	[4]	0.43%	0.39%	0.40%	0.39%	0.39%

Total expenses after fees waived	0.45%	[4]	0.43%	0.39%	0.40%	0.39%	0.39%

Net investment income	2.19%	[4]	1.88%	1.66%	1.58%	1.52%	1.59%

Supplemental Data:
Net assets, end of period (000)	$138,027		$143,897	$282,113	$341,200	$341,855	$398,558

Portfolio turnover	2%		4%	10%	4%	10%	3%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Financial Highlights (concluded)

	Class II
	Six Months Ended						Period
	June 30, 2009		Year Ended December 31,				September 30, 2004[1] to
	(Unaudited)		2008	2007	2006	2005	December 31, 2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.66		$18.46	$17.97	$15.80	$15.34	$14.29

Net investment income[2]	0.10		0.27	0.28	0.26	0.24	0.10
Net realized and unrealized gain (loss)	0.22		(7.17)	0.54	2.20	0.45	1.20

Net increase (decrease) from investment operations	0.32		(6.90)	0.82	2.46	0.69	1.30

Dividends and distributions from:
Net investment income	—		(0.31)	(0.33)	(0.29)	(0.23)	(0.25)
Net realized gain	—		(0.59)	—	—	—	—

Total dividends and distributions	—		(0.90)	(0.33)	(0.29)	(0.23)	(0.25)

Net asset value, end of period	$10.98		$10.66	$18.46	$17.97	$15.80	$15.34

Total Investment Return:[3]
Based on net asset value	3.00%	[4]	(37.33)%	4.55%	15.56%	4.50%	9.12%	[4]

Ratios to Average Net Assets:
Total expenses	0.60%	[5]	0.58%	0.54%	0.39%	0.39%	0.39%	[5]

Total expenses after fees waived	0.60%	[5]	0.58%	0.54%	0.39%	0.39%	0.39%	[5]

Net investment income	2.02%	[5]	1.79%	1.42%	1.59%	1.53%	2.60%	[5]

Supplemental Data:
Net assets, end of period (000)	$2,202		$2,129	$1,698	$1	$1	$1

Portfolio turnover	2%		4%	10%	4%	10%	3%

[1]	Commencement of operations.

[2]	Based on average shares outstanding.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock S&P 500 Index V.I. Fund
Notes to Financial Statements
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock S&P 500 Index V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I and Class II Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Financial futures contracts traded on exchanges are valued at their last sale price. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., financial futures contracts), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund

16

may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Upon notification from issuers, some of the dividend income received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1

17

“Segregation and Collateralization” for information with respect to collateral practices.

The Fund is subject to equity risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of
June 30, 2009*

	Asset Derivatives
	Balance
	Sheet
	Location	Value

Equity contracts**	Net unrealized appreciation/depreciation	$294

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the
Statement of Operations
Six Months Ended June 30, 2009

Financial
Net Realized Loss From Derivatives	Futures
Recognized in Income	Contracts

Equity contracts	$(9,947)

Financial
Net Change in Unrealized Depreciation on	Futures
Derivatives Recognized in Income	Contracts

Equity contracts	$(106,862)

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based upon the average daily value of the Fund’s average daily net assets at the following rates: 0.300% of the Fund’s average daily net assets not exceeding $500 million; 0.275% of average daily net assets in excess of $500 million but not exceeding $1 billion; and 0.250% of average daily net assets in excess of $1 billion. The management fee reductions for assets exceeding $500 million are voluntary and may be terminated by the Manager without notice at any time.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

18

For the six months ended June 30, 2009, the Fund reimbursed the Manager $1,321 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the 1940 Act, the Fund pays BIL ongoing distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.15% based upon the average daily net assets of Class II.

The Company has received an exemptive order from the SEC permitting it, among other things, to pay an affiliated securities lending agent fee based on a share of the income derived from the securities lending activities. The Company has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six months ended June 30, 2009, BIM received $8,168 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $3,024,907 and $6,210,934, respectively.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their

19

value recorded in the Fund’s Statement of Assets and Liabilities.

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	249,675	$2,488,369

Shares redeemed	(1,185,060)	(11,927,659)

Net decrease	(935,385)	$(9,439,290)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	1,241,194	$19,266,886

Shares issued to shareholders in reinvestment of dividends and distributions	1,052,364	11,155,011

Total issued	2,293,558	30,421,897

Shares redeemed	(4,070,495)	(64,684,865)

Net decrease	(1,776,937)	$(34,262,968)

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	22,609	$204,762

Shares redeemed	(21,834)	(202,302)

Net increase	775	$2,460

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	119,935	$1,909,689

Shares issued to shareholders in reinvestment of dividends and distributions	15,753	165,563

Total issued	135,688	2,075,252

Shares redeemed	(27,913)	(405,274)

Net increase	107,775	$1,669,978

8.  Subsequent Events:

The Fund paid an ordinary income dividend and a long-term capital gain distribution on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Class	Ordinary Income	Long-Term Capital Gain

Class I	$0.006319	$0.012552

Class II	$0.006314	$0.012552

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

20

BlackRock Total Return V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	The Fund outperformed the benchmark Barclays Capital US Aggregate Bond Index for the six-month period.

What factors influenced performance?

•	Fund performance for the period was positively affected by our overweight exposure to commercial mortgage-backed securities (“CMBS”) and asset-backed securities (“ABS”), as well as our non-index allocation to non-agency mortgages. The broad fixed income markets saw a reversal of the flight to quality near the end of the period, following the late March announcement of the Public-Private Investment Program (“PPIP”). As a result, corporate, mortgage (residential and commercial) and asset-backed securities posted strong performance, while Treasuries underperformed. The Fund’s yield curve positioning—most notably, a bias towards a flatter curve during the final month of the period—also benefited performance.

•	Detracting from results was a slightly longer duration relative to the benchmark, as nominal yields rose during the period.

Describe recent portfolio activity.

•	Within the government-owned/government-related sector, we reduced exposure to Treasury Inflation Protected Securities (TIPS) in favor of FDIC-guaranteed debt that was trading at more attractive yield levels. We reduced exposure to agency mortgages, selling into strength as the sector performed well for the six months. The proceeds were redeployed into Treasuries and non-US government guaranteed debt.

Describe Fund positioning at period end.

•	We currently hold an underweight in US Treasury issues, agency debentures, FDIC-guaranteed debt and agency mortgages. At the same time, we remain overweight in seasoned CMBS paper and ABS and we continue to hold a modest non-index allocation to non-agency mortgages, preferring to hold these spread assets that remain undervalued on a historical basis. These sectors, particularly CMBS and non-agency mortgages, should benefit from the expansion of the Term Asset-Backed Securities Loan Facility and the creation of PPIP. We also hold a slight overweight exposure to corporate bonds, with a focus on the industrial sector and a modest position in high yield credit. At period end, the Fund was positioned with a slightly longer duration and a neutral yield curve position relative to the benchmark.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests at least 80%, and typically 90% or more, of its net assets in fixed income securities.

[3]	This unmanaged market-weighted Index is comprised of investment grade corporate bonds (rated BBB or better), mortgages and US Treasury and government agency issues with at least one year to maturity.
Performance Summary as of June 30, 2009

	Standardized	6-Month	Average Annual Total Returns
	30-Day Yield	Total Returns	1 Year	5 Years	10 Years

Class I Shares[4]	5.80%	7.02%	(4.93)%	1.61%	3.87%

Barclays Capital US Aggregate Bond Index	—	1.90	6.05	5.01	5.98

[4]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Insurance-related fees and expenses are not reflected in these returns.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Portfolio Composition	Long-Term Investments

U.S. Government Sponsored Agency Mortgage-Backed Securities	34%
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	22
Corporate Bonds	18
U.S. Government Sponsored Agency Obligations	11
Asset-Backed Securities	8
U.S. Government Sponsored Agency Mortgage-Backed Securities—Collateralized Mortgage Obligations	3
Preferred Securities	2
Foreign Government Obligations	1
Taxable Municipal Bonds	1

The Benefits and Risks of Leveraging

The Fund may utilize leverage to seek to enhance the yield and NAV. However, these objectives cannot be achieved in all interest rate environments.

The Fund may utilize leverage through borrowings or issuance of short-term debt or through other techniques, including entering into reverse repurchase agreements and dollar rolls. In general, the concept of leveraging is based on the premise that the cost of assets to be obtained from leverage will be based on short-term interest rates, which normally will be lower than the income earned by the Fund on its longer-term portfolio investments. To the extent that the total assets of the Fund (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Fund’s shareholders will benefit from the incremental net income.

Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of the portfolio investments. Changes in interest rates can influence the Funds’ NAV positively or negatively in addition to the impact on Fund performance from leverage.

The use of leverage may enhance opportunities for increased returns to the Fund, but as described above, they also create risks as short- or long-term interest rates fluctuate. Leverage also will generally cause greater changes in the Fund’s NAV, market price and dividend rate than a comparable portfolio without leverage. If the income derived from securities purchased with assets received from leverage exceeds the cost of leverage, the Fund’s net income will be greater than if leverage had not been used. Conversely, if the income from the securities purchased is not sufficient to cover the cost of leverage, the Fund’s net income will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders will be reduced. The Fund may be required to sell portfolio securities at inopportune times or below fair market values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments which may cause the Fund to incur losses. The use of leverage may limit the Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Fund will incur expenses in connection with the use of leverage, all of which are borne by Fund shareholders and may reduce investment returns.

Derivative Instruments

The Fund may invest in various derivative instruments, including swaps, swaptions, financial futures contracts, foreign currency exchange contracts and other instruments specified in the Notes to Financials Statements, which constitute forms of economic leverage. Such instruments are used to obtain exposure to a market without owning or taking physical custody of securities or to hedge market and/or interest rate risks. Such derivative instruments involve risks, including the imperfect correlation between the value of a derivative instrument and the underlying asset, possible default of the counterparty to the transaction and illiquidity of the derivative instrument. The Fund’s ability to successfully use a derivative instrument depends on the investment advisor’s ability to accurately predict pertinent market movements, which cannot be assured. The use of derivative instruments may result in losses greater than if they had not been used, may require the Fund to sell or purchase portfolio securities at inopportune times or for distressed values, may limit the amount of appreciation the Fund can realize on an investment or may cause the Fund to hold a security that it might otherwise sell. The Fund’s investments in these instruments are discussed in detail in the Notes to Financial Statements.

4

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

Each of the tables provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

Each of the tables also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other fund’s shareholder reports.

The expenses shown in the tables are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

Including Interest Expense
	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,070.20	$3.35	$1,000	$1,021.26	$3.27

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.66% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

Excluding Interest Expense
	Actual			Hypothetical[4]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[3]	January 1, 2009	June 30, 2009	During the Period[3]

Class I	$1,000	$1,070.20	$3.20	$1,000	$1,021.41	$3.12

[3]	Expenses are equal to the Fund’s annualized expense ratio of 0.63% for Class I, multiplied by the average account value over the period, multiplied by 180/367 (to reflect the one-half year period shown).

[4]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 367.

5

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

	Par
Asset-Backed Securities	(000)		Value

ACE Securities Corp. (a):
Series 2003-OP1 Class A2,
0.67%, 12/25/33	USD	122	$73,020
Series 2005-ASP1 Class M1,
0.99%, 9/25/35		2,000	155,000
Bear Stearns Asset Backed Securities Trust (a):
Series 2005-4 Class A,
0.64%, 1/25/36		308	281,287
Series 2005-HE10 Class A2,
0.60%, 11/25/35		607	369,765
Series 2005-SD1 Class 1A2,
0.61%, 7/25/27		1,095	1,003,962
Series 2006-HE8 Class 1A1,
0.38%, 10/25/36		527	477,885
Capital Auto Receivables Asset Trust
Series 2004-2 Class D,
5.82%, 5/15/12 (b)		900	900,788
Countrywide Asset Backed Certificates (a):
Series 2003-BC3 Class A2,
0.93%, 9/25/33		172	94,386
Series 2004-5 Class A,
0.76%, 10/25/34		331	181,646
Series 2004-13 Class AF4,
4.58%, 1/25/33		1,581	1,121,941
Series 2007-1 Class 2A1,
0.36%, 7/25/37		1,579	1,457,852
Daimler Chrysler Auto Trust Series 2006-D
Class A3,
4.98%, 2/08/11		1,071	1,082,474
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF10 Class A6, 0.66%, 11/25/35 (a)		1,693	474,652
Honda Auto Receivables Owner Trust
Series 2006-3 Class A3,
5.12%, 10/15/10		637	641,539
IXIS Real Estate Capital Trust
Series 2007-HE1 Class A1,
0.37%, 5/25/37 (a)		1,080	537,736
Irwin Home Equity Corp.
Series 2005-C Class 1A1,
0.57%, 4/25/30 (a)		248	229,153
JPMorgan Mortgage Acquisition Corp.
Series 2006-HE3 Class A2,
0.51%, 11/25/36 (a)		318	300,730
Lehman XS Trust Series 2005-5N Class 3A2,
0.67%, 11/25/35 (a)		933	252,874
Morgan Stanley ABS Capital I (a):
Series 2005-HE1 Class A2MZ,
0.74%, 12/25/34		155	86,183
Series 2007-NC1 Class A2A,
0.36%, 11/25/36		574	547,252
New Century Home Equity Loan Trust
Series 2005-2 Class A2MZ,
0.57%, 6/25/35 (a)		487	243,409
Option One Mortgage Loan Trust
Series 2003-4 Class A2,
0.63%, 7/25/33 (a)	USD	504	303,815
Park Place Securities, Inc.
Series 2005-WCH1 (a):
Class A1B,
0.61%, 1/25/35		89	87,573
Class A3D,
0.65%, 1/25/35		131	126,399
RAAC Series 2005-SP2 Class 2A, 0.61%, 6/25/44 (a)		1,831	831,571
Residential Asset Mortgage Products, Inc.
Series 2005-RS3 Class AI2,
0.48%, 3/25/35 (a)		146	141,406
Residential Asset Securities Corp.
Series 2003-KS5 Class AIIB,
0.89%, 7/25/33 (a)		200	90,999
SLM Student Loan Trust (a):
Series 2002-1 Class A2,
1.20%, 4/25/17		1,240	1,226,037
Series 2005-4 Class A2,
1.17%, 4/26/21		570	559,454
Series 2008-5 Class A2,
2.19%, 10/25/16		2,770	2,714,326
Series 2008-5 Class A3,
2.39%, 1/25/18		700	684,328
Series 2008-5 Class A4,
2.79%, 7/25/23		1,890	1,895,167
Structured Asset Securities Corp.
Series 2004-23XS Class 2A1,
0.61%, 1/25/35 (a)		605	295,455
USAA Auto Owner Trust:
Series 2005-3 Class A4,
4.63%, 5/15/12		1,472	1,495,602
Series 2006-4 Class A3,
5.01%, 6/15/11		918	927,861
Series 2006-4 Class A4,
4.98%, 10/15/12		2,825	2,923,973

Total Asset-Backed Securities — 11.9%			24,817,500

Corporate Bonds

Aerospace & Defense — 0.0%
L-3 Communications Corp.,
5.88%, 1/15/15		70	62,125

Air Freight & Logistics — 0.7%
United Parcel Service, Inc.:
3.88%, 4/01/14		1,325	1,366,313
6.20%, 1/15/38		40	43,762

			1,410,075

Airlines — 0.5%
American Airlines, Inc. Series 2003-1,
3.88%, 1/09/12	USD	390	362,614
Continental Airlines, Inc. Series 2002-1,
6.56%, 8/15/13		600	543,000

			905,614

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of the Taxable Municipal Bonds have been abbreviated according to the following list:
GO     General Obligation Bonds
RB      Revenue Bonds

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Capital Markets — 2.0%
The Bear Stearns Cos., Inc.,
1.51%, 7/19/10 (a)		505	$505,382
Goldman Sachs Capital II,
5.79% (a)(c)		115	70,087
The Goldman Sachs Group, Inc.,
5.25%, 10/15/13		600	612,357
Lehman Brothers Holdings, Inc.,
6.75%, 12/28/17 (d)(e)		1,025	102
Morgan Stanley:
0.79%, 1/09/12 (a)		400	360,563
6.25%, 8/28/17		115	111,273
Series F, 5.55%, 4/27/17		905	842,445
UBS AG:
5.75%, 4/25/18		900	819,662
Series DPNT, 5.88%, 12/20/17		985	917,291

			4,239,162

Chemicals — 0.3%
Huntsman International LLC:
7.88%, 11/15/14		350	277,375
7.38%, 1/01/15		105	82,425
NOVA Chemicals Corp.:
6.50%, 1/15/12		80	75,200
5.72%, 11/15/13 (a)		175	144,812

			579,812

Commercial Banks — 2.5%
Corporacion Andina de Fomento,
6.88%, 3/15/12		810	853,962
Danske Bank A/S,
2.50%, 5/10/12 (b)		895	898,490
Dexia Credit Local,
2.38%, 9/23/11 (b)		725	725,787
Eksportfinans A/S,
5.50%, 5/25/16		700	705,818
Kreditanstalt fuer Wiederaufbau,
3.50%, 3/10/14		2,000	2,040,838

			5,224,895

Consumer Finance — 0.6%
FIA Card Services NA,
4.63%, 8/03/09		665	666,261
SLM Corp.,
5.40%, 10/25/11		625	562,119

			1,228,380

Diversified Consumer Services — 0.1%
Leland Stanford Junior University,
4.25%, 5/01/16		300	294,240

Diversified Financial Services — 2.6%
Citigroup Funding, Inc.,
2.13%, 7/12/12		940	940,130
General Electric Capital Corp.:
2.13%, 12/21/12		735	729,942
6.15%, 8/07/37		440	362,432
6.38%, 11/15/67 (a)		875	583,818
JPMorgan Chase Bank NA:
6.00%, 7/05/17	USD	805	784,106
Series BKNT, 6.00%, 10/01/17		745	725,137
LeasePlan Corp. NV, 3.00%, 5/07/12 (b)		1,200	1,204,452

			5,330,017

Diversified Telecommunication Services — 1.9%
AT&T, Inc.,
6.50%, 9/01/37		1,350	1,338,995
Qwest Communications International, Inc.:
7.50%, 2/15/14		100	91,250
Series B, 7.50%, 2/15/14		40	36,500
Telefonica Emisiones SAU,
4.95%, 1/15/15		700	711,518
Verizon Communications, Inc.,
8.75%, 11/01/18		1,450	1,717,495

			3,895,758

Electric Utilities — 0.7%
Florida Power & Light Co.,
5.95%, 2/01/38		375	401,243
Florida Power Corp.,
6.40%, 6/15/38		225	250,181
Nevada Power Co.,
6.65%, 4/01/36		575	584,839
Southern California Edison Co. Series 08-A,
5.95%, 2/01/38		225	238,045

			1,474,308

Food Products — 0.6%
Kraft Foods, Inc.,
6.50%, 8/11/17		1,185	1,248,075

Hotels, Restaurants & Leisure — 0.2%
Harrah’s Operating Co., Inc.,
10.00%, 12/15/18 (b)		137	78,775
Wendy’s International, Inc.,
6.25%, 11/15/11		435	418,688

			497,463

Household Durables — 1.9%
Centex Corp.:
4.55%, 11/01/10		315	307,912
5.13%, 10/01/13		1,045	940,500
D.R. Horton, Inc.:
6.88%, 5/01/13		630	589,837
6.13%, 1/15/14		705	630,975
5.63%, 9/15/14		185	158,175
KB Home,
6.38%, 8/15/11		530	511,450
Lennar Corp. Series B,
5.60%, 5/31/15		290	228,375
Pulte Homes, Inc.,
5.20%, 2/15/15		215	179,525
Ryland Group, Inc.,
5.38%, 5/15/12		195	183,300
Toll Brothers Finance Corp.,
4.95%, 3/15/14		180	161,710

			3,891,759

IT Services — 0.4%
First Data Corp.,
9.88%, 9/24/15	USD	455	323,050
Sabre Holdings Corp.,
6.35%, 3/15/16		810	534,600

			857,650

Independent Power Producers & Energy Traders — 0.4%
TXU Corp.,
5.55%, 11/15/14		940	593,535
Texas Competitive Electric Holdings Co. LLC
Series B, 10.25%, 11/01/15 (f)		388	241,530

			835,065

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Corporate Bonds	(000)		Value

Insurance — 0.8%
Hartford Life Global Funding Trusts,
0.81%, 6/16/14 (a)		1,275	$797,371
Metropolitan Life Global Funding I,
5.13%, 4/10/13 (b)		875	889,942

			1,687,313

Internet & Catalog Retail — 0.3%
Expedia, Inc.,
7.46%, 8/15/18		660	627,000

Media — 2.9%
Comcast Corp.:
6.45%, 3/15/37		630	620,889
6.95%, 8/15/37		90	93,841
Cox Communications, Inc.,
8.38%, 3/01/39 (b)		475	529,617
News America Holdings, Inc.:
9.25%, 2/01/13		330	376,261
6.40%, 12/15/35		390	341,342
6.75%, 1/09/38		555	564,810
Rainbow National Services LLC,
10.38%, 9/01/14 (b)		490	507,762
Time Warner Cable, Inc.,
5.85%, 5/01/17		340	339,524
Time Warner Cos., Inc.,
9.13%, 1/15/13		1,790	1,970,793
Viacom, Inc.,
5.75%, 4/30/11		610	624,495

			5,969,334

Multiline Retail — 0.2%
Macy’s Retail Holdings, Inc.,
5.35%, 3/15/12		390	354,983
The May Department Stores Co.,
5.75%, 7/15/14		100	85,024

			440,007

Oil, Gas & Consumable Fuels — 2.4%
BP Capital Markets Plc,
3.13%, 3/10/12		915	933,394
ConocoPhillips,
4.60%, 1/15/15		1,130	1,161,239
Kinder Morgan Finance Co. ULC,
5.35%, 1/05/11		430	421,400
Kinder Morgan, Inc.,
6.50%, 9/01/12		130	127,075
MidAmerican Energy Holdings Co.,
5.95%, 5/15/37		800	772,221
Sabine Pass LNG LP,
7.50%, 11/30/16		530	427,975
Shell International Finance BV,
4.00%, 3/21/14	USD	1,050	1,078,167
Tennessee Gas Pipeline Co.,
7.00%, 10/15/28		135	128,643

			5,050,114

Paper & Forest Products — 0.2%
MeadWestvaco Corp.,
6.85%, 4/01/12		475	487,141

Pharmaceuticals — 1.9%
Eli Lilly & Co.,
3.55%, 3/06/12		435	450,652
GlaxoSmithKline Capital, Inc.,
4.85%, 5/15/13		650	679,928
Pfizer, Inc.,
5.35%, 3/15/15		1,435	1,542,051
Roche Holdings Inc. (b):
2.66%, 2/25/11 (a)		215	217,382
5.00%, 3/01/14		950	993,610

			3,883,623

Real Estate Investment Trusts (REITs) — 0.1%
iStar Financial, Inc.,
5.65%, 9/15/11		170	98,600

Road & Rail — 0.0%
The Hertz Corp.,
8.88%, 1/01/14		90	82,800

Software — 0.2%
Oracle Corp.,
5.75%, 4/15/18		470	495,776

Wireless Telecommunication Services — 1.8%
Verizon Wireless Capital LLC (b):
3.75%, 5/20/11 (g)		2,030	2,071,560
8.50%, 11/15/18		400	478,037
Vodafone Group Plc,
4.15%, 6/10/14		1,200	1,181,171

			3,730,768

Total Corporate Bonds — 26.2%			54,526,874

Foreign Government Obligations

Bundesrepublik Deutschland:
Series 05, 4.00%, 1/04/37	EUR	750	1,012,058
Series 07, 4.25%, 7/04/39		550	779,304
Japan Finance Corp.,
2.00%, 6/24/11	USD	585	586,058
Mexico Government International Bond,
6.38%, 1/16/13		596	643,680
Societe Financement de l’Economie Francaise,
3.38%, 5/05/14 (b)		1,050	1,054,490

Total Foreign Government Obligations — 2.0%			4,075,590

Non-U.S. Government Sponsored Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations — 11.3%
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-4 Class 3A1,
5.36%, 8/25/35 (a)		9,539	6,403,433
CitiMortgage Alternative Loan Trust
Series 2007-A8 Class A1,
6.00%, 10/25/37	USD	2,301	1,462,961
Countrywide Alternative Loan Trust
Series 2006-OC10 Class 2A1,
0.40%, 11/25/36 (a)		625	559,573
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2006-0A5 Class 2A1,
0.51%, 4/25/46 (a)		378	160,721
Series 2006-0A5 Class 3A1,
0.51%, 4/25/46 (a)		729	298,410
Series 2007-J3 Class A10,
6.00%, 7/25/37		1,638	1,077,065

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

	Par
Non-U.S. Government Sponsored Agency Mortgage-Backed Securities	(000)		Value

Collateralized Mortgage Obligations (concluded)

Credit Suisse Mortgage Capital Certificates
Series 2006-8 Class 3A1,
6.00%, 10/25/21		439	$289,109
First Horizon Asset Securities, Inc.
Series 2005-AR3 Class 3A1,
5.51%, 8/25/35 (a)		443	361,027
Impac Secured Assets CMN Owner Trust Series 2004-3 (a):
Class 1A4, 1.11%, 11/25/34		359	171,621
Class M1, 1.21%, 11/25/34		2,200	324,745
JPMorgan Mortgage Trust:
Series 2006-S2 Class 2A2,
5.88%, 7/25/36		193	165,849
Series 2007-S1 Class 1A2,
5.50%, 3/25/22		194	164,360
Residential Accredit Loans, Inc.
Series 2006-Q02 Class A1,
0.53%, 2/25/46 (a)		569	234,988
Structured Adjustable Rate Mortgage Loan Trust Series 2007-3 Class 2A1,
5.73%, 4/25/37 (a)		2,704	1,482,917
Structured Asset Securities Corp. (a):
Series 2005-GEL2 Class A,
0.59%, 4/25/35		220	187,136
Series 2005-OPT1 Class A4M,
0.66%, 11/25/35		701	235,139
WaMu Mortgage Pass-Through Certificates Class 1A (a):
Series 2007-0A4
2.28%, 5/25/47		437	183,087
Series 2007-0A5
2.26%, 6/25/47		382	156,068
Wells Fargo Mortgage Backed Securities Trust (a):
Series 2005-AR15 Class 2A1,
5.11%, 9/25/35		3,469	2,881,689
Series 2006-AR2 Class 2A5,
5.07%, 3/25/36		2,196	1,431,984
Series 2006-AR3 Class A4,
5.71%, 3/25/36		2,736	1,883,204
Series 2006-AR4 Class 2A4,
5.78%, 4/25/36		400	270,391
Series 2006-AR12 Class 2A1,
6.10%, 9/25/36		645	447,730
Series 2006-AR15 Class A1,
5.66%, 10/25/36		3,262	2,180,721
Series 2006-AR17 Class A1,
5.33%, 10/25/36		1,000	603,158

			23,617,086

Commercial Mortgage-Backed Securities — 20.2%
Bank of America Commercial Mortgage, Inc.
Series 2003-2 Class A3,
4.87%, 3/11/41 (a)	USD	2,800	2,610,478
Bear Stearns Commercial Mortgage Securities:
Series 1998-C1 Class A2,
6.44%, 6/16/30		70	70,234
Series 2005-PWR8 Class A4,
4.67%, 6/11/41		2,800	2,411,606
Series 2007-PW18 Class A4,
5.70%, 10/11/17		450	357,502
CS First Boston Mortgage Securities Corp.
Series 2002-CP5 Class A1,
4.11%, 12/15/35		964	958,457
Chase Commercial Mortgage Securities Corp. Series 1999-2 Class A2,
7.20%, 1/15/32		1,765	1,773,298
Citigroup Commercial Mortgage Trust
Series 2006-C5 Class A4,
5.43%, 10/15/49		230	183,954
Commercial Mortgage Pass-Through Certificates Series 2004-LB3A Class A3,
5.09%, 7/10/37 (a)		815	773,582
First Union National Bank Commercial Mortgage:
Series 1999-C4 Class E,
8.15%, 12/15/31 (a)(b)		2,770	2,714,117
Series 2001-C2 Class B,
6.82%, 1/12/43		3,275	3,196,336
GS Mortgage Securities Corp. II
Series 2006-GG6 Class A2,
5.51%, 4/10/38 (a)		2,850	2,760,340
Greenwich Capital Commercial Funding Corp. Series 2004-GG1:
Class A4, 4.76%, 6/10/36		4,180	4,196,814
Class A5, 4.88%, 6/10/36		2,720	2,626,131
JPMorgan Chase Commercial Mortgage Securities Corp.:
Series 2001-CIB2 Class A3,
6.43%, 4/15/35		2,735	2,784,672
Series 2007-LD1 Class A2,
5.80%, 6/15/49 (a)		950	875,522
Series 2007-LD12 Class A2,
5.83%, 2/15/51		770	683,017
LB-UBS Commercial Mortgage Trust:
Series 2000-C3 Class A2,
7.95%, 5/15/25 (a)		2,265	2,301,987
Series 2005-C3 Class A5,
4.74%, 7/15/30		2,950	2,524,212
Series 2006-C1 Class A4,
5.16%, 2/15/31		790	657,910
Morgan Stanley Capital I
Series 2007-HQ12 Class A2,
5.63%, 4/12/49 (a)		345	321,506
Morgan Stanley Dean Witter Capital I
Series 2000-LIFE Class A2,
7.57%, 11/15/36 (a)		1,458	1,466,328
Salomon Brothers Mortgage Securities VII, Inc. Series 2000-C1 Class A2,
7.52%, 12/18/09 (a)		1,232	1,239,136
Wachovia Bank Commercial Mortgage Trust (a):
Series 2005-C20 Class A6A,
5.11%, 7/15/42	USD	2,480	2,147,662
Series 2005-C21 Class A3,
5.39%, 10/15/44		775	759,158
Series 2006-C26 Class A3,
6.01%, 6/15/45		1,970	1,555,055

			41,949,014

Total Non-U.S. Government Sponsored Agency Mortgage-Backed Securities — 31.5%			65,566,100

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Taxable Municipal Bonds

County/City/Special District/School District — 0.1%
Dallas Area Rapid Transit, RB, Build America Bonds, 6.00%, 12/01/44		170	$172,890

State — 0.7%
State of California, GO, Taxable, Various Purpose 3, 5.45%, 4/01/15		1,575	1,542,791

Transportation — 0.2%
Metropolitan Transportation Authority, RB, Build America Bonds, 7.34%, 11/15/39		430	511,180

Transportation Infrastructure — 0.1%
Port Authority of New York & New Jersey, RB, Consolidated, One Hundred Fifty Nine, 6.04%, 12/01/29		255	261,946

Total Taxable Municipal Bonds — 1.1%			2,488,807

U.S. Government Sponsored Agency Mortgage-Backed Securities

Fannie Mae Guaranteed Pass-Through Certificates:
4.00%, 7/15/14-7/15/39 (h)		1,900	1,875,750
4.50%, 7/15/24-7/15/39 (h)		10,355	10,391,908
4.85%, 8/01/38(a)		1,603	1,659,803
5.00%, 7/01/22-7/15/39 (h)(i)		22,085	22,583,416
5.50%, 7/15/24-7/15/39 (h)(i)		13,849	14,356,178
5.57%, 4/01/37 (a)		1,045	1,094,992
6.00%, 2/01/17-7/15/39 (h)		21,008	21,978,150
6.50%, 7/15/39-8/15/39 (h)		8,900	9,458,813
Freddie Mac Mortgage Participation Certificates:
4.50%, 7/15/39 (h)		700	696,718
5.00%, 10/01/22-4/01/39 (h)		4,435	4,546,559
5.04%, 4/01/38		1,385	1,434,765
5.50%, 10/01/34-8/15/39 (h)		5,333	5,484,928
7.00%, 10/01/31-9/01/32 (j)		432	467,798
Ginnie Mae MBS Certificates (h):
5.00%, 8/15/39		2,900	2,944,405
5.50%, 6/1/39		1,200	1,236,750
6.00%, 7/15/39-8/21/39		2,300	2,393,406

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — 49.3%			102,604,339

	Par
U.S. Government Sponsored Agency Mortgage-Backed Securities —Collateralized Mortgage Obligations	(000)		Value

Fannie Mae Trust:
Series 2005-47 Class PA,
5.50%, 9/25/24	USD	194	$195,577
Series 2007-108 Class AN,
8.85%, 11/25/37 (a)		1,144	1,251,064
Freddie Mac Multiclass Certificates:
Series 3068 Class VA,
5.50%, 10/15/16		1,109	1,170,019
Series 3087 Class VA,
5.50%, 3/15/15		2,998	3,153,612
Series 3137 Class XP,
6.00%, 4/15/36		1,758	1,865,853
Series 3501 Class SC,
5.44%, 1/15/39 (a)(k)		12	1,020
Ginnie Mae Trust (k):
Series 2007-40 Class SN,
6.23%, 7/20/37		94	5,319
Series 2009-26 Class SC,
5.95%, 1/16/38 (a)		1,909	210,708

Total U.S. Government Sponsored Agency Mortgage-Backed Securities — Collateralized Mortgage Obligations — 3.8%			7,853,172

U.S. Government Sponsored Agency Obligations

Fannie Mae, 5.25%, 9/15/16 (i)		1,675	1,846,284
Federal Home Loan Bank of Chicago, 5.63%, 6/13/16 (g)		1,285	1,237,189
Federal Home Loan Banks, 5.38%, 5/15/19 (i)		2,940	3,174,139
Federal Home Loan Mortgage Corp.:
1.75%, 6/15/12		800	797,091
3.00%, 7/28/14		910	911,844
Freddie Mac, 5.75%, 6/27/16		1,345	1,369,175
U.S. Treasury Bonds:
1.13%, 6/30/11 (i)		4,730	4,730,378
1.88%, 6/15/12 (i)		3,245	3,268,591
2.75%, 6/30/14		12,260	12,298,374
8.00%, 11/15/21 (i)		2,000	2,759,376
7.25%, 8/15/22		800	1,051,000
4.38%, 2/15/38		575	580,660
4.50%, 5/15/38 (j)		585	603,921
3.50%, 2/15/39		200	172,938

Total U.S. Government Sponsored Agency Obligations — 16.7%			34,800,960

Capital Trusts

Preferred Securities

Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII, 5.86% (c)(d)(e)		185	19

Commercial Banks — 0.4%
Barclays Bank Plc, 8.55% (a)(b)(c)		1,250	837,500

Diversified Financial Services — 0.5%
JPMorgan Chase & Co., 7.90% (a)(c)	USD	855	748,211
JPMorgan Chase Capital XXV,
6.80%, 10/01/37		395	339,700

			1,087,911

Insurance — 1.6%
American International Group, Inc.,
8.18%, 5/15/58 (a)(b)		243	69,327
Chubb Corp.,
6.38%, 3/29/67 (a)		675	540,000
Lincoln National Corp.,
7.00%, 5/17/66 (a)		470	296,100
MetLife, Inc.,
6.40%, 12/15/66		895	639,925
Progressive Corp.,
6.70%, 6/15/37 (a)		650	458,319
Reinsurance Group of America,
6.75%, 12/15/65 (a)		345	195,039

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

		Par
Preferred Securities		(000)	Value

Insurance (concluded)

The Travelers Cos., Inc.,
6.25%, 3/15/67 (a)		830	$668,950
ZFS Finance (USA) Trust V,
6.50%, 5/09/67 (a)(b)		530	381,600

			3,249,260

Total Preferred Securities — 2.5%			5,174,690

Total Long-Term Investments (Cost — $326,531,244) — 145.0%			301,908,032

Options Purchased		Contracts (l)

Over-the-Counter Call Swaptions
Receive a fixed rate of 2.25% and pay a floating rate based on 3-month USD LIBOR, expiring October 2009, Broker JPMorgan Chase Bank NA		5	6,397
Receive a fixed rate of 2.37% and pay a floating rate based on 3-month LIBOR, expiring November 2009, Broker Goldman Sachs International		5	11,957
Receive a fixed rate of 2.50% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker JPMorgan Chase Bank NA		4	11,740
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expiring November 2009, Broker Morgan Capital Services, Inc.		11	82,137
Receive a fixed rate of 2.75% and pay a floating rate based on 3-month USD LIBOR, expiring December 2009, Broker Morgan Stanley Capital Services, Inc.		98	64,260
Receive a fixed rate of 3.40% and pay a floating rate based on 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG		5	124,772
Receive a fixed rate of 3.71% and pay a floating rate based on 3-month LIBOR, expiring April 2011, Broker JPMorgan Chase Bank NA		3	91,998
Receive a fixed rate of 5.71% and pay a floating rate based on 3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG		10	1,225,570

			1,618,831

Over-the-Counter Put Swaptions
Pay a fixed rate of 3.40% and receive a floating rate based 3-month USD LIBOR, expiring April 2010, Broker Deutsche Bank AG		5	432,767
Pay a fixed rate of 3.71% and receive a floating rate based 3-month USD LIBOR, expiring April 2011, Broker JPMorgan Chase Bank NA		3	240,796
Pay a fixed rate of 5.71% and receive a floating rate based on 3-month LIBOR, expiring May 2012, Broker Deutsche Bank AG		10	429,630

			1,103,193

Total Options Purchased (Cost — $1,658,298) — 1.3%			2,722,024

Total Investments Before TBA Sale Commitments and Options Written (Cost — $328,189,542*) — 146.3%			304,630,056

		Par
TBA Sale Commitments (h)		(000)

Fannie Mae Guaranteed Pass-Through Certificates:
4.50%, 7/15/14-7/15/39	USD	(6,375)	(6,400,990)
5.00%, 7/01/22-7/15/39		(13,400)	(13,677,657)
5.50%, 7/15/24-7/15/39		(11,400)	(11,766,943)
6.00%, 2/01/17-7/15/39		(15,200)	(15,884,000)
6.50%, 7/15/39-8/15/39		(4,400)	(4,686,000)
Freddie Mac Mortgage Participation Certificates:
4.50%, 7/15/39		(700)	(696,718)
5.00%, 10/01/34-8/15/39		(4,200)	(4,296,188)
Ginnie Mae MBS Certificates,
5.50%, 6/01/39		(1,200)	(1,235,640)

Total TBA Sale Commitments (Proceeds — $58,384,266) — (28.2)%			(58,644,136)

Options Written		Contracts (l)

Over-the-Counter Call Swaptions
Pay a fixed rated of 4.16% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Credit Suisse		8	(388,434)
Pay a fixed rate of 4.88% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Deutsche Bank AG		4	(481,324)
Pay a fixed rated of 4.22% and receive a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker JPMorgan Chase Bank NA		22	(1,174,668)
Pay a fixed rated of 4.80% and receive a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Citibank NA		4	(299,642)
Pay a fixed rate of 5.40% and receive a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker Union Bank of Switzerland, AG		5	(548,995)
Pay a fixed rate of 5.56% and receive a floating rate based on 3-month LIBOR, expiring October 2012, Broker Union Bank Of Switzerland, AG		23	(2,893,713)

			(5,786,776)

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Options Written	Contracts (l)	Value

Over-the-Counter Put Swaptions
Receive a fixed rate of 4.16% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Credit Suisse International	8	$(387,418)
Receive a fixed rate of 4.88% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker Deutsche Bank AG	4	(148,300)
Receive a fixed rate of 4.22% and pay a floating rate based on 3-month USD LIBOR, expiring May 2010, Broker JPMorgan Chase Bank NA	22	(1,054,746)
Receive a fixed rate of 4.80% and pay a floating rate based on 3-month USD LIBOR, expiring June 2010, Broker Citibank NA	4	(113,648)
Receive a fixed rate of 5.40% and pay a floating rate based on 3-month USD LIBOR, expiring December 2010, Broker Union Bank of Switzerland, AG	5	(144,082)
Receive a fixed rate of 5.56% and pay a floating rate based on 3-month LIBOR, expiring October 2012, Broker Union Bank of Switzerland, AG	23	(548,180)

		(2,396,374)

Total Options Written (Premiums Received — $6,016,060) — (3.9)%		(8,183,150)

Total Investments, Net of TBA Sale Commitments and Options Written — 114.2%		237,802,770
Liabilities in Excess of Other Assets — (14.2)%		(29,530,239)

Net Assets — 100.0%		$208,272,531

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$326,210,430

Gross unrealized appreciation	$5,723,764
Gross unrealized depreciation	(27,304,138)

Net unrealized depreciation	$(21,580,374)

(a)	Variable rate security. Rate shown is as of report date.

(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is perpetual in nature and has no stated maturity date.

(d)	Non-income producing security.

(e)	Issuer filed for bankruptcy and/or is in default of interest payments.

(f)	Represents a step-down bond that pays an initial coupon rate for the first period and then a lower coupon rate for the following periods. Rate shown reflects the current yield as of report date.

(g)	All or a portion of security has been pledged as collateral in connection with swaps.

(h)	Represents or includes a “to-be-announced” transaction. The Fund has committed to purchasing or selling securities for which all specific information is not available as of report date.

		Unrealized
	Market	Appreciation
Counterparty	Value	(Depreciation)

BNP Paribas	$(3,657,500)	$(28,167)
Bank of America NA	$(74,449)	$6,156
Barclays Capital Plc	$(696,718)	$(14,109)
Citigroup NA	$(1,637,564)	$(11,696)
Credit Suisse International	$2,859,121	$42,635
Deutsche Bank AG	$(3,188,114)	$91,934
Goldman Sachs Bank USA	$5,240,383	$40,678
JPMorgan Chase Bank NA	$2,018,202	$24,145
Morgan Stanley Capital Services, Inc.	$2,766,985	$45,694

(i)	All or a portion of security has been pledged as collateral for reverse repurchase agreements.

(j)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(k)	Represents the interest only portion of a mortgage-backed security and has either a nominal or a notional amount of principal.

(l)	One contract represents a notional amount of $1 million.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

2	2-Year U.S. Treasury Bond	September 2009	$432,379	$58
16	5-Year U.S. Treasury Bond	September 2009	$1,827,310	8,190
218	10-Year U.S. Treasury Bond	September 2009	$25,301,381	44,526

Total				$52,774

•	Foreign currency exchange contracts as of June 30, 2009 were as follows:

Currency	Currency		Settlement	Unrealized
Purchased	Sold	Counterparty	Date	Depreciation

USD 2,427,084	EUR 1,782,000	Citibank NA	7/15/09	$(72,904)

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Schedule of Investments June 30, 2009 (continued)

•	Reverse repurchase agreements outstanding as of June 30, 2009 were as follows:

	Interest	Trade	Maturity	Net Closing	Face
Counterparty	Rate	Date	Date	Amount	Amount

Bank of America NA	0.18%	4/17/09	Open	$2,973,615	$2,972,500
Credit Suisse International	0.34%	6/10/09	7/13/09	8,022,424	8,020,000
JPMorgan Securities, Inc.	(1.15)%	6/29/09	Open	3,273,289	3,273,394
JPMorgan Securities, Inc.	0.00%	6/29/09	Open	4,730,000	4,730,000
JPMorgan Securities, Inc.	0.23%	5/20/09	Open	1,893,258	1,892,750
JPMorgan Securities, Inc.	0.32%	5/04/09	Open	3,130,613	3,129,000

				$24,023,198	$24,017,644

•	Interest rate swaps outstanding as of June 30, 2009 were as follows:

				Notional		Unrealized
Fixed	Floating			Amount		Appreciation
Rate	Rate	Counterparty	Expiration	(000)		(Depreciation)

5.27%(a)	3-month LIBOR	Citibank NA	October 2009	USD	14,000	$200,380
1.76%(b)	3-month LIBOR	Deutsche Bank AG	March 2011	USD	4,200	(29,478)
4.67%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	3,000	224,647
4.88%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	17,000	1,385,599
5.02%(a)	3-month LIBOR	Deutsche Bank AG	October 2012	USD	12,400	1,068,585
2.25%(b)	3-month LIBOR	Deutsche Bank AG	December 2012	USD	2,785	15,367
2.53%(b)	3-month LIBOR	Citibank NA	March 2014	USD	4,100	63,904
2.24%(a)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	3,200	(91,940)
2.63%(b)	3-month LIBOR	Deutsche Bank AG	March 2014	USD	8,500	94,526
2.39%(b)	3-month LIBOR	Citibank NA	April 2014	USD	2,300	52,966
2.43%(b)	3-month LIBOR	Citibank NA	April 2014	USD	3,700	78,200
2.48%(b)	3-month LIBOR	Citibank NA	April 2014	USD	1,000	18,937
2.93%(a)	3-month LIBOR	Citibank NA	June 2014	USD	4,500	(7,939)
2.94%(b)	3-month LIBOR	Citibank NA	June 2014	USD	4,700	1,069
3.26%(a)	3-month LIBOR	Citibank NA	June 2014	USD	2,600	36,774
3.38%(a)	3-month LIBOR	Goldman Sachs Bank USA	May 2019	USD	1,000	(30,528)
3.92%(b)	3-month LIBOR	Citibank NA	June 2019	USD	1,800	(25,825)
3.83%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	3,300	15,652
4.31%(a)	3-month LIBOR	Deutsche Bank AG	June 2019	USD	2,800	109,341
3.80%(a)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	900	5,976
4.08%(b)	3-month LIBOR	Morgan Stanley Capital Services, Inc.	June 2019	USD	1,900	(53,560)
4.39%(b)	3-month LIBOR	Citibank NA	June 2020	USD	1,100	(20,188)
5.41%(a)	3-month LIBOR	JPMorgan Chase Bank NA	August 2022	USD	4,530	686,807

Total						$3,799,272

(a)	Fund pays floating interest rate and receives fixed rate.

(b)	Fund pays fixed interest rate and receives floating rate.

•	Credit default swaps on single-name issues—buy protection outstanding as of June 30, 2009 were as follows:

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Centex Corp.	6.92%	JPMorgan Chase Bank NA	December 2010	USD	315	$(23,694)
Limited Brands, Inc.	1.07%	UBS AG	December 2010	USD	1,355	28,643
Radio Shack Corp.	1.16%	UBS AG	December 2010	USD	1,355	6,697
Knight Inc.	1.80%	Credit Suisse International	January 2011	USD	430	(5,607)
Sara Lee Corp.	0.60%	JPMorgan Chase Bank NA	March 2011	USD	1,225	(5,893)
Computer Sciences Corp.	0.88%	Morgan Stanley Capital Services, Inc.	June 2011	USD	1,185	(13,525)
Viacom, Inc.	2.40%	Deutsche Bank AG	June 2011	USD	610	(11,194)
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	85	5,607
iStar Financial, Inc.	5.00%	Morgan Stanley Capital Services, Inc.	September 2011	USD	85	5,195
KB Home	4.90%	JPMorgan Chase Bank NA	September 2011	USD	530	(21,167)
Wendy’s	2.90%	JPMorgan Chase Bank NA	December 2011	USD	435	(13,807)
NOVA Chemicals Corp.	5.00%	Citibank NA	March 2012	USD	35	(433)
Macy’s, Inc.	7.50%	Morgan Stanley Capital Services, Inc.	June 2012	USD	290	(26,765)
Macy’s, Inc.	8.00%	Morgan Stanley Capital Services, Inc.	June 2012	USD	100	(10,561)
MeadWestvaco Corp.	1.20%	Deutsche Bank AG	June 2012	USD	475	(3,180)
NOVA Chemicals Corp.	5.00%	JPMorgan Chase Bank NA	June 2012	USD	45	(82)
Ryland Group, Inc.	4.51%	JPMorgan Chase Bank NA	June 2012	USD	195	(10,792)
Knight Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2012	USD	130	(621)
D.R. Horton, Inc.	5.04%	JPMorgan Chase Bank NA	June 2013	USD	630	(48,799)
Eastman Chemical Co.	0.68%	Morgan Stanley Capital Services, Inc.	September 2013	USD	1,170	7,915
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	345	(36,784)
Expedia, Inc.	5.00%	Citibank NA	September 2013	USD	115	(12,261)
Expedia, Inc.	5.18%	Goldman Sachs Bank	September 2013	USD	200	(22,695)
Centex Corp.	4.37%	Deutsche Bank AG	December 2013	USD	660	(73,595)

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Schedule of Investments June 30, 2009 (continued)

	Pay			Notional		Unrealized
	Fixed			Amount		Appreciation
Issuer	Rate	Counterparty	Expiration	(000)		(Depreciation)

Centex Corp.	4.40%	JPMorgan Chase Bank NA	December 2013	USD	385	$(43,400)
NOVA Chemicals Corp.	5.00%	Goldman Sachs Bank USA	December 2013	USD	175	(6,350)
D.R. Horton, Inc.	1.00%	JPMorgan Chase Bank NA	March 2014	USD	705	5,533
Hertz Global Holdings, Inc.	5.00%	Goldman Sachs Bank	March 2014	USD	90	(23,906)
Toll Brothers Finance Corp.	2.00%	JPMorgan Chase Bank	March 2014	USD	180	(4,363)
D.R. Horton, Inc.	5.07%	JPMorgan Chase Bank	September 2014	USD	185	(19,267)
Macy’s, Inc.	1.00%	Morgan Stanley Capital Services, Inc.	September 2014	USD	100	7,260
Energy Future Holdings Corp.	5.00%	Morgan Stanley Capital Services, Inc.	December 2014	USD	805	(106,188)
Energy Future Holdings Corp.	5.00%	JPMorgan Chase Bank NA	December 2014	USD	135	(21,312)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	200	(62,034)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	December 2014	USD	150	(42,457)
Huntsman International LLC	5.00%	Goldman Sachs Bank USA	March 2015	USD	105	(23,345)
Pulte Homes, Inc.	3.00%	JPMorgan Chase Bank NA	March 2015	USD	215	(7,831)
Lennar Corp.	5.86%	JPMorgan Chase Bank NA	June 2015	USD	290	(31,114)
First Data Corp.	5.00%	Credit Suisse International	December 2015	USD	155	(11,672)
First Data Corp.	5.00%	Goldman Sachs Bank USA	December 2015	USD	105	(7,403)
First Data Corp.	5.00%	JPMorgan Chase Bank NA	December 2015	USD	195	(14,685)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	405	(122,477)
Sabre Holdings Corp.	5.00%	JPMorgan Chase Bank NA	March 2016	USD	405	(124,493)

Total						$(946,902)

•	Currency Abbreviations:

EUR	Euro
USD	US Dollar

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

	Assets	Liabilities

Level 1	—	—
Level 2
Long-Term Investments[1]	$300,157,230	—
TBA Sale Commitments	—	$(58,644,136)

Total Level 2	300,157,230	(58,644,136)

Long-Term Investments:
Level 3—Asset-Backed Securities	1,750,802	—

Total	$301,908,032	$(58,644,136)

[1]	See above Schedule of Investments for values in each security type excluding the security type in Level 3 within the table.

Valuation
Inputs	Other Financial Instruments[2]

	Assets	Liabilities

Level 1	$52,774	—
Level 2	6,847,604	$(33,546,908)
Level 3	—	—

Total	$6,900,378	$(33,546,908)

[2]	Other financial instruments are swaps, financial futures contracts, foreign currency exchange contracts, reverse repurchase agreements and options. Reverse repurchase agreements are shown at face value. Swaps, financial futures contracts and foreign currency exchange contracts are shown at the unrealized appreciation/depreciation on the instrument and options are shown at market value.

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

The following is a reconciliation of investments for unobservable inputs (Level 3) used in determining fair value:

Investments in
Securities

Assets
Asset-
Backed
Securities

Balance, as of December 31, 2008	—
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	—
Net purchases (sales)	—
Net transfers in	$1,750,802

Balance, as of June 30, 2009	$1,750,802

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$328,189,542)	$304,630,056
Unrealized appreciation on swaps	4,125,580
Cash	448,416
Foreign currency at value (cost—$519)	552
TBA sale commitments receivable	58,384,266
Investments sold receivable	46,345,733
Interest receivable	1,890,730
Swap premiums paid	1,235,149
Swaps receivable	656,911
Principal paydowns receivable	13,438
Capital shares sold receivable	1,526
Prepaid expenses	9,933

Total assets	417,742,290

Liabilities:
TBA sale commitments at value (proceeds—$58,384,266)	58,644,136
Reverse repurchase agreements	24,017,644
Options written at value (premiums received—$6,016,060)	8,183,150
Unrealized depreciation on swaps	1,273,210
Unrealized depreciation on foreign currency exchange contracts	72,904
Investments purchased payable	115,494,633
Income dividends payable	1,189,734
Swaps payable	316,237
Capital shares redeemed payable	109,230
Investment advisory fees payable	83,779
Margin variation payable	43,079
Interest expense payable	4,646
Other affiliates payable	1,152
Officer’s and Directors’ fees payable	96
Other accrued expenses payable	36,129

Total liabilities	209,469,759

Net Assets	$208,272,531

Net Assets Consist of:
Paid-in capital	$264,019,156
Undistributed net investment income	1,106,351
Accumulated net realized loss	(33,700,556)
Net unrealized appreciation/depreciation	(23,152,420)

Net Assets	$208,272,531

Net Asset Value:
Class I—Based on net assets of $208,272,531 and 20,499,752 shares outstanding, 600 million shares authorized, $0.10 par value	$10.16

See Notes to Financial Statements.

16

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Statement of Operations Six Months Ended June 30, 2009 (Unaudited)

Investment Income:
Interest	$7,152,474

Expenses:
Investment advisory	507,131
Accounting services	36,524
Custodian	23,527
Professional	22,975
Printing	18,019
Officer and Directors	11,015
Transfer agent	2,423
Miscellaneous	29,399

Total expenses excluding interest expense	651,013
Interest expense	31,977

Total expenses	682,990

Net investment income	6,469,484

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(14,694,359)
Financial futures contracts and swaps	(8,781,772)
Options written	121,859
Foreign currency	43,774

(23,310,498)

Net change in net unrealized appreciation/depreciation on:
Investments	22,543,134
Financial futures contracts and swaps	4,217,476
Options written	3,670,307
Foreign currency	(44,716)
TBA sale commitments	348,948

30,735,149

Total realized and unrealized gain	7,424,651

Net Increase in Net Assets Resulting from Operations	$13,894,135

See Notes to Financial Statements.

17

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$6,469,484	$15,064,925
Net realized loss	(23,310,498)	(308,805)
Net change in unrealized appreciation/depreciation	30,735,149	(50,797,793)

Net increase (decrease) in net assets resulting from operations	13,894,135	(36,041,673)

Dividends to Shareholders From:
Net investment income	(6,416,859)	(15,239,681)

Decrease in net assets resulting from dividends to shareholders	(6,416,859)	(15,239,681)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(16,905,166)	(76,761,949)

Net Assets:
Total decrease in net assets	(9,427,890)	(128,043,303)
Beginning of period	217,700,421	345,743,724

End of period	$208,272,531	$217,700,421

End of period undistributed net investment income	$1,106,351	$1,053,726

See Notes to Financial Statements.

18

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008		2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$9.79		$11.77		$11.91	$11.95	$12.31	$12.21

Net investment income[1]	0.30		0.58		0.56	0.55	0.46	0.39
Net realized and unrealized gain (loss)	0.37		(1.97)		(0.14)	(0.03)	(0.22)	0.15

Net increase (decrease) from investment operations	0.67		(1.39)		0.42	0.52	0.24	0.54

Dividends from net investment income	(0.30)		(0.59)		(0.56)	(0.56)	(0.60)	(0.44)

Net asset value, end of period	$10.16		$9.79		$11.77	$11.91	$11.95	$12.31

Total Investment Return:[2]
Based on net asset value	7.02%	[3]	(12.13)%		3.65%	4.39%	1.98%	4.51%

Ratios to Average Net Assets:
Total expenses	0.66%	[4]	0.75%		0.57%	0.55%	0.53%	0.51%

Total expenses excluding interest expense	0.63%	[4]	0.61%		0.57%	0.55%	0.53%	0.51%

Net investment income	6.26%	[4]	5.20%		4.78%	4.70%	3.71%	3.17%

Supplemental Data:
Net assets, end of period (000)	$208,273		$217,700		$345,744	$434,871	$508,247	$613,572

Portfolio turnover	373%	[5]	787%	[6]	326%	272%	235%	194%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

[5]	Includes mortgage dollar roll transactions, excluding these transactions the portfolio turnover would have been 179%.

[6]	Includes mortgage dollar roll transactions, excluding these transactions the portfolio turnover would have been 548%.

See Notes to Financial Statements.

19

BlackRock Variable Series Funds, Inc.
BlackRock Total Return V.I. Fund
Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Total Return V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Company’s Board of Directors (the “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. TBA commitments are valued at the current market value of the underlying securities. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security.

Exchange-traded options are valued at the mean between the last bid and ask prices at the close of the options market in which the options trade. An exchange-traded option for which there is no mean price is valued at the last bid (long positions) or ask (short positions) price. If no bid or ask price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the option. Over-the-counter options are valued by an independent pricing service using a mathematical model which incorporates a number of market data factors, such as the trades and prices of the underlying securities.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Board as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting

20

the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities will be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets (i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment rate feature will have the effect of shortening the maturity of the security. If the Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-through securities. There are a number of important differences among the agencies and instrumentalities of the US Government that issue mortgage-related securities and among the securities that they issue. For example, mortgage-related securities guaranteed by the Government National Mortgage Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”) include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities. Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults of assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying

21

mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may not fully recoup its initial investment in IOs.

Mortgage Dollar Roll Transactions: The Fund may sell mortgage-backed securities and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed upon price. Pools of mortgage securities are used to collateralize mortgage dollar roll transactions and may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. The Fund will account for dollar roll transactions as purchases and sales and realize gains and losses on these transactions.

Mortgage dollar rolls involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will adversely impact the investment performance of the Fund.

Treasury Roll Transactions: A treasury roll transaction involves the sale of a treasury security, with an agreement to repurchase the same security at an agreed upon price and date. Treasury rolls constitute a borrowing (not treated as purchase and sales) and the difference between the sale and repurchase prices represents interest expense at an agreed upon rate. Whether such a transaction produces a positive impact on performance depends upon whether the income and gains on the securities purchased with the proceeds received from the sale of the security exceeds the interest expense incurred by the Fund. Treasury rolls are not considered purchases and sales and any gains or losses incurred on the treasury rolls will be deferred until the treasury securities are disposed.

Treasury roll transactions involve the risk that the market value of the securities that the Fund is required to purchase may decline below the agreed upon purchase price of those securities. If investment performance of securities purchased with proceeds from these transactions does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the treasury roll, the use of this technique will adversely impact the investment performance of the Fund.

Stripped Mortgage-Backed Securities: The Fund may invest in stripped mortgage-backed securities issued by the US government, its agencies and instrumentalities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

Capital Trusts: These securities are typically issued by corporations, generally in the form of interest-bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The securities can be structured as either fixed or adjustable coupon securities that can have either a perpetual or stated maturity date. Dividends can be deferred without creating an event of default or acceleration, although maturity cannot take place unless all cumulative payment obligations have been met. The deferral of payments does not affect the purchase or sale of these securities in the open market. Payments on these securities are treated as interest rather than dividends for Federal income tax purposes. These securities can have a rating that is slightly below that of the issuing company’s senior debt securities.

Preferred Stock: The Funds may invest in preferred stocks. Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

22

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance. The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted while the other party, or its trustee or receiver, determines whether or not to enforce the Fund’s obligation to repurchase the securities.

TBA Commitments: The Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased or sold declines or increases prior to settlement date, which is in addition to the risk of decline in the value of the Fund’s other assets.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregates assets in connection with certain investments (e.g., dollar rolls, TBA’s beyond normal settlement, financial futures contracts, options, written options, written swaptions or foreign currency exchange contracts) or certain borrowings (e.g. reverse repurchase agreements), the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements, swaps and written options). As part of these agreements, when the value of these investments achieves a previously agreed upon value (minimum transfer amount), the Fund may be required to deliver and/or receive additional collateral.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

23

Other: Expenses directly related to the Fund are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2.  Derivative Financial Instruments:

The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to economically hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract. The Fund may mitigate these losses through master netting agreements included within an International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreement between the Fund and its counterparty. The ISDA allows the Fund to offset with its counterparty the Fund’s derivative financial instruments’ payables and/or receivables with collateral held. See Note 1 “Segregation and Collateralization” for additional information with respect to collateral practices.

The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

Financial Futures Contracts: The Fund may purchase or sell financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of interest rates (interest rate risk) or foreign currencies (foreign currency exchange rate risk). Financial futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets. Financial futures transactions involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade.

Foreign Currency Exchange Contracts: The Fund may enter into foreign currency exchange contracts as an economic hedge against either specific transactions or portfolio positions (foreign currency exchange rate risk). A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. Foreign currency exchange contracts, when used by the Fund, help to manage the overall exposure to the foreign currency backing some of the investments held by the Fund. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed. The use of foreign currency exchange contracts involves the risk that counterparties may not meet the terms of the agreement and market risk of unanticipated movements in the value of a foreign currency relative to the US dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized loss of the contract.

Options: The Fund may purchase and write call and put options to increase or decrease its exposure to underlying securities (interest rate risk). When the Fund purchases a call option it may increase its exposure to the underlying security and when the Fund purchases a put option it may decrease its exposure to the underlying security. When the Fund writes a call option it may decrease its exposure to the underlying security and when the Fund writes a put option it may increase its exposure to the underlying security. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the seller to sell (when the option is exercised), the underlying position at the exercise price at any time or at a specified time during the option period. A put option gives the holder the right to sell and obligates the writer to buy the underlying position at the exercise price at any time or at a specified time during the option period. When the Fund purchases (writes) an option, an amount equal to the premium paid (received) by the Fund is reflected as an asset (liability) and an equivalent liability (asset). The amount of the asset (liability) is subsequently marked-to-market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing

24

transaction exceeds the premium received or paid). When the Fund writes a call option, such option is “covered,” meaning that the Fund holds the underlying security subject to being called by the option counterparty, or cash in an amount sufficient to cover the obligation. When the Fund writes a put option, such option is covered by cash in an amount sufficient to cover the obligation.

In purchasing and writing options, the Fund bears the market risk of an unfavorable change in the price of the underlying security or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written option could result in the Fund purchasing a security at a price different from the current market value. The Fund may execute transactions in both listed and over-the-counter options. Listed options involve minimal counterparty risk since listed options are guaranteed against default by the exchange on which they trade. Transactions in certain over-the-counter options may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter option transaction, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Swaps: The Fund may enter into swap agreements, in which the Fund and a counterparty agree to make periodic net payments on a specified notional amount. These periodic payments received or made by the Fund are recorded in the Statement of Operations as realized gains or losses, respectively. Swaps are marked-to market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

•	Credit default swaps—The Fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and/or sovereign issuers or to create exposure to corporate and/or sovereign issuers to which it is not otherwise exposed (credit risk). The Fund enters into credit default agreements to provide a measure of protection against the default of an issuer (as buyer protection) and/or gain credit exposure to an issuer to which it is not otherwise exposed (as seller of protection). The Fund may either buy or sell (write) credit default swaps on single-name issuers (corporate or sovereign) or traded indexes. Credit default swaps on single-name issuers are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a negative credit event take place (e.g., bankruptcy, failure to pay, obligation accelerators, repudiation, moratorium or restructuring). Credit default swaps on traded indexes are agreements in which the buyer pays fixed periodic payments to the seller in consideration for a guarantee from the seller to make a specific payment should a write-down, principal or interest shortfall or default of all or individual underlying securities included in the index occurs. As a buyer, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising of an index or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. As a seller (writer), the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising of an index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising of an index. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the fair value of the credit default swap.

•	Interest rate swaps—The Fund may enter into interest rate swaps to manage duration, the yield curve or interest rate risk by economically hedging the value of the fixed rate bonds which may decrease when interest rates rise (interest rate risk). Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate. In more complex swaps, the notional principal amount may decline (or amortize) over time. The Fund’s maximum risk of loss due to counterparty default is the discounted net value of the cash flows paid to/received from the counterparty over the interest rate swap’s remaining life.

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•	Swaptions—Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the market risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. Exercise of a written swaption could result in the Fund purchasing an interest rate swap at a price different from the current market value. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer).

Derivatives Not Accounted for as Hedging Instruments Under Financial Accounting Standards Board Statement of Financial Accounting Standards No. 133, “Accounting for Derivative Instruments and Hedging Activities”:

Values of Derivative Instruments as of June 30, 2009*

	Asset Derivatives		Liability Derivatives

	Balance		Balance
	Sheet		Sheet
	Location	Value	Location	Value

Interest rate contracts**	Unrealized appreciation on swaps/ Net unrealized appreciation/ depreciation/ Investments at value — unaffiliated	$6,833,528	Unrealized depreciation on swaps/Option written — at value	$8,442,608

Foreign currency exchange contracts			Unrealized depreciation on foreign currency exchange contracts	$72,904

Credit contracts	Unrealized appreciation on swaps	$66,850	Unrealized depreciation on swaps	$1,013,752

Total		$6,900,378		$9,529,264

*	For open derivative instruments as of June 30, 2009, see the Schedule of Investments, which is also indicative of activity for the six months ended June 30, 2009.

**	Includes cumulative appreciation/depreciation of financial futures contracts as reported in the Schedule of Investments. Only current day’s margin variation is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the
Statement of Operations

Six Months Ended June 30, 2009

Net Realized Gain (Loss) From Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Interest rate contracts	$413,330	$(1,307,575)	$(7,553,296)	—	$(8,447,541)
Foreign currency exchange contracts	—	—	—	$88,704	$88,704
Credit contracts	—	—	79,099	—	$79,099

Total	$413,330	$(1,307,575)	$(7,474,197)	$88,704	$(8,279,738)

Net Change in Unrealized Appreciation/Depreciation on
Derivatives Recognized in Income

				Foreign
		Financial		Currency
		Futures		Exchange
	Options	Contracts	Swaps	Contracts	Total

Interest rate contracts	$3,009,659	$608,328	$4,739,637	—	$8,357,624
Foreign currency exchange contracts	—	—	—	$(53,955)	$(53,955)
Credit contracts	—	—	(1,130,489)	—	$(1,130,489)

Total	$3,009,659	$608,328	$3,609,148	$(53,955)	$7,173,180

3.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee based upon the aggregate daily value of net assets of the Fund and the Company’s BlackRock High Income V.I. Fund at the following annual rates: 0.50% of the average daily net assets not exceeding $250 million; 0.45% of average daily net assets in excess of $250 million but not exceeding $500 million; 0.40% of average daily net assets in excess of $500 million but not exceeding $750 million; and 0.35% of average daily net assets in excess of $750 million. For the six months ended June 30, 2009, the aggregate

26

average daily net assets of the Fund and the Company’s BlackRock High Income V.I. Fund was approximately $307,904,000.

The Manager has entered into a separate sub-advisory agreement with BlackRock Financial Management, Inc., (“BFM”), an affiliate of the Manager, under which the Manager pays BFM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $2,241 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Transfer agency fees of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

4.  Investments:

Purchases and sales of investments (including paydowns, TBA and mortgage dollar roll transactions and excluding short-term securities and US government securities) for the six months ended June 30, 2009, were $730,223,873 and $776,775,734, respectively.

For the six months ended June 30, 2009, purchases and sales of US government securities were $270,134,600, and $259,187,835, respectively.

For the six months ended June 30, 2009, purchases and sales of mortgage dollar rolls were $451,853,958, and $555,080,606, respectively.

Transactions in call options written for the six months ended June 30, 2009 were as follows:

		Premiums
Call Options Written	Contracts†	Received

Outstanding call options written, beginning of period	51	$1,971,595

Options written	47	2,363,315

Options expired	(12)	(312,000)

Options closed	(20)	(1,014,330)

Outstanding call options written, end of period	66	$3,008,580

Transactions in put options written for the six months ended June 30, 2009 were as follows:

		Premiums
Put Options Written	Contracts†	Received

Outstanding put options written, beginning of period	51	$1,945,195

Options written	155	2,393,975

Options expired	(16)	(286,776)

Options closed	(124)	(1,044,914)

Outstanding put options written, end of period	66	$3,007,480

†	One contract includes a notional amount of $1 million.

5.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the

27

credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

6.  Average Borrowings:

For the six months ended June 30, 2009, the Fund’s average borrowings from reverse repurchase agreements and treasury rolls were approximately $28,027,000 and the daily weighted average interest rate was 0.23%.

7.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

Expires December 31,

2014	$6,556,672

2015	303,454

2016	3,889,225

Total	$10,749,351

8.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

9.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	57,648	$571,076

Shares issued to shareholders in reinvestment of dividends	664,875	6,500,897

Total issued	722,523	7,071,973

Shares redeemed	(2,459,783)	(23,977,139)

Net decrease	(1,737,260)	$(16,905,166)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	356,652	$3,682,287

Shares issued to shareholders in reinvestment of dividends	1,274,452	13,974,791

Total issued	1,631,104	17,657,078

Shares redeemed	(8,765,427)	(94,419,027)

Net decrease	(7,134,323)	$(76,761,949)

10.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

28

BlackRock Utilities and
Telecommunications V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	For the six-month period, the Fund underperformed the broad-market S&P 500 Index. However, the Fund outperformed the S&P Utilities Index and its composite benchmark, which is comprised of the S&P Utilities Index (70%) and the S&P Telecommunication Services Index (30%).

What factors influenced performance?

•	On the whole, our bias towards utilities, as opposed to telecom, generated positive return comparisons for the reporting period relative to the composite benchmark. Most notably, an underweight in large, diversified players such as AT&T, Inc. contributed strongly to relative returns. Security selection within the electric utilities segment also benefited performance as our underweight in The Southern Co., in favor of some of the Brazilian companies within the group, generated strong returns.

•	Meanwhile, the positive results generated from maintaining an overweight in wireless telecommunications services were more than offset by poor security selection within the segment. With this exception, no other industry detracted significantly from performance during the six months.

Describe recent portfolio activity.

•	There was little significant change in the composition of the portfolio during the semiannual period. However, we did eliminate some smaller telecom positions, including Sprint Nextel Corp., MetroPCS Communications Inc., tw telecom inc. and Manitoba Telecom Services Inc., as valuations are less attractive amongst this group, especially relative to utilities. As such, we deployed excess cash and used the proceeds of stock sales to add to select electric utility holdings, as well as to some natural gas companies. PetroHawk Energy Corp., a natural gas producer, was a new purchase during the period. We believe that a focus on cleaner energy should benefit natural gas on an intermediate to longer-term basis.

Describe Fund positioning at period end.

•	Overall, the US electric utility sector looks attractively valued relative to historical price/earnings and price/book ratios, and relative to corporate bonds and Treasuries. Though normally viewed as a recession-proof industry, what we have actually seen this time is pressure on sales, particularly on the industrial side. While clearly disappointing, it is important to note that industrial sales tend to have lower margins than residential and commercial. On a positive note, we are hearing from companies that the worst is probably behind us in terms of industrial sales, but that they still are not seeing any signs of a pick-up. In this environment, stock selection remains key. We continue to shy away from companies that need large rate increases, given the current economic situation and potential for political backlash. We have found a number of companies in our universe selling at less than ten times earnings and with dividend yields of at least 5%. As a result, we are bullish on the sector, particularly at these levels in this environment.

•	At period end, we continue to emphasize the electric utility segment and, given the year-to-date weakness in the sector, the more regulated utilities stocks have become much more attractively valued. We also continue to emphasize US companies, as we believe the worst effects of the weak economy are behind them and valuations look attractive given this backdrop.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses.

[2]	The Fund invests at least 80% of its net assets in a diversified portfolio of equity and debt securities issued by utility companies.

[3]	This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly New York Stock Exchange (“NYSE”) issues), representing about 75% of NYSE market capitalization and 30% of NYSE issues.

[4]	This unmanaged capitalization Index is comprised of all stocks designed to measure the performance of electric and natural gas utilities within the S&P 500 Index.

[5]	This composite index is comprised 70% of the S&P Utilities Index and 30% of the S&P Telecommunication Services Index, which is comprised of all stocks designed to measure the performance of telecommunications services companies within the S&P 500 Index.
Performance Summary as of June 30, 2009

	Standardized	6-Month	Average Annual Total Returns
	30-Day Yield	Total Returns	1-Year	5 Years	10 Years

Class I Shares[6]	3.54%	0.76%	(30.86)%	7.74%	3.28%

S&P 500 Index	—	3.16	(26.21)	(2.24)	(2.22)

S&P Utilities Index	—	(1.71)	(28.22)	7.12	2.46

70% S&P Utilities Index/ 30% S&P Telecommunication Services Index	—	(2.12)	(25.39)	5.88	1.72

[6]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Industry Allocation	Long-Term Investments

Electric Utilities	39%
Multi-Utilities	17
Diversified Telecommunication Services	15
Independent Power Producers & Energy Traders	9
Wireless Telecommunication Services	6
Oil, Gas & Consumable Fuels	5
Gas Utilities	4
Water Utilities	3
Construction & Engineering	1
Commercial Services & Supplies	1

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease.

4

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,007.60	$4.78	$1,000	$1,020.04	$4.81

[1]	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class I, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Commercial Services & Supplies — 0.5%
Tetra Tech, Inc. (a)	5,000	$143,250

Construction & Engineering — 0.5%
Quanta Services, Inc. (a)	6,261	144,817

Diversified Telecommunication Services — 14.5%
AT&T Inc.	40,447	1,004,703
BCE, Inc.	9,300	192,138
Cable & Wireless Plc	30,000	65,847
Deutsche Telekom AG	7,500	88,669
France Telecom SA	7,200	163,827
Frontier Communications Corp.	22,200	158,508
GVT Holding SA (a)	8,400	139,450
Koninklijke KPN NV	6,200	85,546
Qwest Communications International, Inc.	85,000	352,750
Telefonica SA	25,088	569,740
Verizon Communications, Inc.	34,600	1,063,258
Windstream Corp.	13,055	109,140

		3,993,576

Electric Utilities — 38.1%
Allegheny Energy, Inc.	13,100	336,015
American Electric Power Co., Inc.	30,800	889,812
CEZ AS	1,600	71,514
CPFL Energia SA (b)	3,600	174,384
Cia Energetica de Minas Gerais (b)	19,128	257,080
DPL, Inc.	23,600	546,812
Duke Energy Corp.	42,943	626,538
E.ON AG	2,700	95,845
EDP—Energias do Brasil SA	10,900	147,799
Edison International	8,600	270,556
Electricite de France SA	2,600	126,953
Entergy Corp.	12,000	930,240
Exelon Corp.	11,000	563,310
FPL Group, Inc.	23,600	1,341,896
FirstEnergy Corp.	17,000	658,750
Fortum Oyj	3,200	72,939
ITC Holdings Corp.	15,700	712,152
Iberdrola SA	34,700	282,965
NV Energy, Inc.	10,800	116,532
Northeast Utilities Inc.	6,400	142,784
PPL Corp.	30,600	1,008,576
Progress Energy, Inc.	6,000	226,980
The Southern Co.	31,100	969,076

		10,569,508

Gas Utilities — 4.5%
EQT Corp.	9,200	321,172
Energen Corp.	2,500	99,750
New Jersey Resources Corp.	6,450	238,908
Questar Corp.	13,500	419,310
UGI Corp.	6,000	152,940

		1,232,080

Independent Power Producers & Energy Traders — 9.4%
The AES Corp. (a)	18,300	212,463
AES Tiete SA (Preference Shares)	20,500	214,259
Constellation Energy Group, Inc.	21,300	566,154
International Power Plc	39,500	155,149
NRG Energy, Inc. (a)	44,100	1,144,836
Ormat Technologies, Inc.	8,000	322,480

		2,615,341

Media — 0.4%
Vivendi SA	4,000	96,016

Multi-Utilities — 17.3%
CMS Energy Corp.	39,500	477,160
Centrica Plc	57,475	211,337
Consolidated Edison, Inc.	12,000	449,040
Dominion Resources, Inc.	17,000	568,140
GDF Suez	9,723	363,955
NSTAR	8,000	256,880
National Grid Plc	16,438	148,332
PG&E Corp.	16,200	622,728
Public Service Enterprise Group, Inc.	39,600	1,292,148
RWE AG	1,300	102,518
Sempra Energy	1,400	69,482
Wisconsin Energy Corp.	5,900	240,189

		4,801,909

Oil, Gas & Consumable Fuels — 4.8%
Cabot Oil & Gas Corp. Class A	3,100	94,984
Consol Energy, Inc.	2,200	74,712
Devon Energy Corp.	3,000	163,500
EOG Resources, Inc.	2,500	169,800
PetroHawk Energy Corp. (a)	4,300	95,890
Range Resources Corp.	2,400	99,384
Southwestern Energy Co. (a)	5,500	213,675
Spectra Energy Corp.	12,621	213,547
Williams Cos., Inc.	13,800	215,418

		1,340,910

Water Utilities — 2.8%
American States Water Co.	1,000	34,640
American Water Works Co., Inc.	7,600	145,236
Aqua America, Inc.	9,500	170,050
California Water Service Group	4,200	154,728
Cia Saneamento (Preference Shares) (a)(c)	108	6,879
Companhia de Saneamento de Minas Gerais	10,900	141,236
Northumbrian Water Group Plc	32,300	131,785

		784,554

Wireless Telecommunication Services — 6.1%
America Movil, SA de CV (b)	8,700	336,864
American Tower Corp. Class A (a)	4,100	129,273
Crown Castle International Corp. (a)	3,000	72,060
Leap Wireless International, Inc. (a)	3,300	108,669
Millicom International Cellular SA (a)	2,500	140,650
Rogers Communications, Inc. Class B	5,100	131,325
SBA Communications Corp. Class A (a)	11,300	277,302
Vodafone Group Plc (b)	25,437	495,767

		1,691,910

Total Long-Term Investments (Cost—$26,157,015) — 98.9%		27,413,871

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (d)(e)	168,072	168,072

Total Short-Term Securities (Cost—$168,072) — 0.6%		168,072

Total Investments (Cost—$26,325,087*) — 99.5%		27,581,943

Other Assets Less Liabilities — 0.5%		132,910

Net Assets — 100.0%		$27,714,853

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

  * The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$26,546,724

Gross unrealized appreciation	$3,584,719
Gross unrealized depreciation	(2,549,500)

Net unrealized appreciation	$1,035,219

(a)	Non-income producing security.

(b)	Depositary receipts.

(c)	Convertible security.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	168,072	$1,449
BlackRock Liquidity Series, LLC Cash Sweep Series	$(1,615,283)	$2,275

(e)	Represents the current yield as of report date.

•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry subclassifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry subclassifications for reporting ease.

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1
Long-Term Investments
Common Stock:
Commercial Services & Supplies	$143,250
Construction & Engineering	144,814
Diversified Telecommunication Services	3,019,948
Electric Utilities	9,919,293
Gas Utilities	1,232,080
Independent Power Producers & Energy Traders	2,460,192
Multi-Utilities	3,975,769
Oil, Gas & Consumable Fuels	1,340,910
Water Utilities	645,890
Wireless Telecommunication Services	1,691,910
Short-Term Securities	168,072

Total Level 1	24,742,128

Level 2
Long-Term Investments
Common Stock:
Diversified Telecommunication Services	973,628
Electric Utilities	650,216
Independent Power Producers & Energy Traders	155,149
Media	96,016
Multi-Utilities	826,142
Water Utilities	131,785

Total Level 2	2,832,936

Level 3
Long-Term Investments
Common Stock:
Water Utilities	6,879

Total Level 3	6,879

Total	$27,581,943

The following is a reconciliation of investments for unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
Water Utilities

Assets

Balance, as of December 31, 2008	$5,780
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation[1]	1,099
Net purchases (sales)	—
Net transfers in/out of Level 3	—

Balance, as of June 30, 2009	$6,879

[1]	Included in the related net change in unrealized appreciation/depreciation in the Statement of Operations related to securities classified at Level 3 at period end.

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (cost—$26,157,015)	$27,413,871
Investments at value—affiliated (cost—$168,072)	168,072
Foreign currency at value (cost—$33,595)	34,576
Dividends receivable	109,872
Other assets	2,508
Prepaid expenses	1,461

Total assets	27,730,360

Liabilities:
Investment advisory fees payable	13,542
Capital shares redeemed payable	981
Other affiliates payable	972
Officer’s and Directors’ fees payable	12

Total liabilities	15,507

Net Assets	$27,714,853

Net Assets Consist of:
Paid-in capital	$26,823,361
Undistributed net investment income	308,666
Accumulated net realized loss	(676,288)
Net unrealized appreciation/depreciation	1,259,114

Net Assets	$27,714,853

Net Asset Value:
Class I—Based on net assets of $27,714,853 and 3,631,206 shares outstanding, 100 million shares authorized, $0.10 par value	$7.63

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Statement of Operations Six Months Ended June 30, 2009

Investment Income:
Dividends	$626,867
Foreign tax withheld	(16,106)
Income—affiliated	3,724

Total income	614,485

Expenses:
Investment advisory	80,491
Professional	15,212
Accounting services	9,211
Officer and Directors	8,347
Custodian	4,127
Transfer agent	2,532
Printing	1,959
Miscellaneous	7,000

Total expenses	128,879
Less fees waived by advisor	(183)

Total expenses after fees waived	128,696

Net investment income	485,789

Realized and Unrealized Gain (Loss):
Net realized gain (loss) from:
Investments	(464,235)
Foreign currency	9,587

(454,648)

Net change in unrealized appreciation/depreciation on:
Investments	33,077
Foreign currency	1,520

34,597

Total realized and unrealized loss	(420,051)

Net Increase in Net Assets Resulting from Operations	$65,738

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$485,789	$1,035,614
Net realized gain (loss)	(454,648)	1,117,908
Net change in unrealized appreciation/depreciation	34,597	(19,364,838)

Net increase (decrease) in net assets resulting from operations	65,738	(17,211,316)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	(181,531)	(1,017,864)
Net realized gain:
Class I	(211,710)	(1,818,531)

Decrease in net assets resulting from dividends and distributions to shareholders	(393,241)	(2,836,395)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(1,833,680)	(5,689,510)

Net Assets:
Total decrease in net assets	(2,161,183)	(25,737,221)
Beginning of period	29,876,036	55,613,257

End of period	$27,714,853	$29,876,036

End of period undistributed net investment income	$308,666	$4,408

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$7.69		$12.60	$11.93	$10.06	$9.03	$7.37

Net investment income[1]	0.13		0.25	0.22	0.31	0.24	0.20
Net realized and unrealized gain (loss)	(0.08)		(4.43)	2.87	2.19	1.03	1.67

Net increase (decrease) from investment operations	0.05		(4.18)	3.09	2.50	1.27	1.87

Dividends and distributions from:
Net investment income	(0.05)		(0.26)	(0.23)	(0.32)	(0.24)	(0.21)
Net realized gain	(0.06)		(0.47)	(2.19)	(0.31)	—	—

Total dividends and distributions	(0.11)		(0.73)	(2.42)	(0.63)	(0.24)	(0.21)

Net asset value, end of period	$7.63		$7.69	$12.60	$11.93	$10.06	$9.03

Total Investment Return:[2]
Based on net asset value	0.76%	[3]	(33.85)%	26.38%	25.23%	14.14%	25.72%

Ratios to Average Net Assets:
Total expenses	0.96%	[4]	0.88%	0.76%	0.77%	0.83%	0.79%

Total expenses after fees waived	0.96%	[4]	0.88%	0.76%	0.77%	0.83%	0.79%

Net investment income	3.62%	[4]	2.38%	1.67%	2.86%	2.48%	2.60%

Supplemental Data:
Net assets, end of period (000)	$27,715		$29,876	$55,613	$55,049	$51,441	$50,665

Portfolio turnover	14%		16%	25%	47%	29%	12%

[1]	Based on average shares outstanding.

[2]	Total investment returns exclude insurance-related fees and expenses.

[3]	Aggregate total investment return.

[4]	Annualized.

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Utilities and Telecommunications V.I. Fund
Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Utilities and Telecommunications V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in BlackRock Liquidity Series, LLC Cash Sweep Series at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of business on the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net assets of the Fund are determined as of such times. Foreign currency exchange rates will be determined as of the close of business on the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which they are determined and the close of business on the NYSE that may not be reflected in the computation of the Fund’s net assets. If events (for example, a company announcement, market volatility or a natural disaster) occur during such periods that are expected to materially affect the value of such securities, those securities may be valued at their fair value as determined in good faith by the Board or by the investment advisor using a pricing service and/or procedures approved by the Board. Foreign currency exchange contracts and forward foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Foreign Currency Transactions: Foreign currency amounts are translated into United States dollars on the following basis: (i) market value of investment securities, assets and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

The Fund reports foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend

12

dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund, are charged to that Fund. Other operating expenses shared by several funds are prorated among those funds on the basis of relative net assets or other appropriate methods.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the “Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.60% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC, (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $265 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has also entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC, which is an affiliate of BlackRock.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and

13

dividend disbursing agent. Transfer agency fees borne by the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $3,603,595 and $3,910,713, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

6.  Capital Share Transactions:

Transactions in capital shares were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	113,843	$789,749

Shares issued to shareholders in reinvestment of dividends and distributions	638	4,402

Total issued	114,481	794,151

Shares redeemed	(367,351)	(2,627,831)

Net decrease	(252,870)	$(1,833,680)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	336,912	$3,765,104

Shares issued to shareholders in reinvestment of dividends and distributions	322,318	2,836,395

Total issued	659,230	6,601,499

Shares redeemed	(1,187,204)	(12,291,009)

Net decrease	(527,974)	$(5,689,510)

7.  Subsequent Events:

Management has evaluated the impact of all subsequent events on the Fund through August 21, 2009, the date the financial statements were issued, and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

14

BlackRock Value Opportunities V.I. Fund

Semi-Annual Report (Unaudited)
June 30, 2009

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Portfolio Management Commentary

How did the Fund perform?

•	Effective March 13, 2009, the portfolio management team changed for the BlackRock Value Opportunities V.I. Fund. As part of the transition, the Fund’s benchmark was changed from the Russell 2000 Index to the S&P SmallCap 600 Citigroup Value Index, which, in the opinion of the new team, more accurately reflects the universe of securities in which the Fund will now invest.

•	The Fund outperformed both the S&P SmallCap 600 Citigroup Value Index and the Russell 2000 Index for the six-month period.

What factors influenced performance?

•	Fund performance benefited primarily from overweights and strong stock selection in the health care and information technology (IT) sectors. In health care, positive relative performance within the health care technology sub-sector added significant value, driven by health care information management systems provider Cerner Corp. In IT, an overweight in software manufacturers, particularly TIBCO Software, Inc., and security selection among IT service providers, boosted relative returns. Elsewhere within the Fund, stock selection in the commercial bank sub-sector contributed to relative returns in financials, as fears of nationalization pressured bank stocks. An overall underweight in the sector also benefited performance comparisons relative to the benchmark S&P SmallCap 600 Citigroup Value Index, as financials stocks significantly underperformed the broader market during the period.

•	Relative to both indexes, Fund performance was hampered by an underweight allocation to the consumer discretionary sector. In particular, specialty retail holdings lagged their benchmark counterparts, as retail stocks rallied sharply on improving sales data. Although an underweight in financials added value, weak security selection in the insurance sub-sector weighed on performance comparisons. Conseco, Inc. was the most notable individual detractor within the sector, and the position was eliminated during the period. After a difficult start to the period, energy stocks surged with rising commodity prices. Against this backdrop, stock selection in the energy sector detracted from relative performance.

•	During the six month period, our cash position added 0.50% to relative performance. Management aims to keep the portfolio fully invested at all times, and we expect our cash position to fall below 5% as market conditions stabilize.

Describe recent portfolio activity.

•	During the six-month period, we significantly increased the Fund’s exposure to utilities, initiating numerous positions in the gas and electric utilities sub-sectors. We also increased our weighting in materials, adding positions primarily to containers & packaging and chemicals.

•	We trimmed Fund exposure to health care names, primarily within the biotechnology and pharmaceuticals sub-sectors. We also reduced the Fund’s weighting in consumer discretionary, eliminating several positions in household durables, including homebuilders Centex Corp., Lennar Corp. and KB Home.

Describe Fund positioning at period end.

•	Relative to the S&P SmallCap 600 Citigroup Value Index, the Fund ended the period with a significant overweight in IT, particularly among internet software & services, software and communications equipment names, and an overweight in energy. The Fund held considerable underweights in industrials, most notably within the electrical equipment and commercial services & supplies sub-sectors; financials, primarily among real estate investment trusts; and consumer discretionary, particularly within specialty retail and hotels, restaurants & leisure.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

2

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Total Return Based on a $10,000 Investment

[1]	Assuming transaction costs, if any, and other operating expenses, including advisory fees. Does not include insurance-related fees and expenses. The returns for Class III Shares prior to November 18, 2003, the commencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

[2]	The Fund invests primarily in common stocks of small cap companies and emerging growth companies that Fund management believes have special investment value.

[3]	This unmanaged Index is comprised of approximately 2,000 smaller-capitalization common stocks from various industrial sectors.

[4]	This unmanaged Index measures performance of the small-capitalization value sector of the US equity market. The Fund now uses this Index as its benchmark rather than the Russell 2000 Index because Fund management believes it better reflects the Fund’s investment strategies.
Performance Summary as of June 30, 2009

	6-Month	Average Annual Total Returns
	Total Returns	1 Year	5 Years	10 Years

Class I Shares[5]	3.24%	(32.29)%	(3.82)%	4.81%

Class II Shares[5]	3.15	(32.40)	(3.96)	4.66

Class III Shares[5]	3.14	(32.43)	(4.10)	4.43	[6]

Russell 2000 Index	2.64	(25.01)	(1.71)	2.38

S&P SmallCap 600 Citigroup Value Index	(2.06)	(24.34)	(1.44)	4.73

[5]	Average annual and cumulative total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Insurance-related fees and expenses are not reflected in these returns.

[6]	The returns for Class III Shares prior to November 18, 2003, the commencement of operations of Class III Shares, are based on performance of the Fund’s Class I Shares. The returns for Class III Shares, however, are adjusted to reflect the distribution (12b-1) fees applicable to Class III Shares.

Past performance is not indicative of future results.

3

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Fund Profile as of June 30, 2009

Percent of
Sector Allocation	Long-Term Investments

Information Technology	22%
Financials	19
Industrials	12
Health Care	11
Consumer Discretionary	10
Utilities	9
Energy	5
Materials	4
Consumer Staples	2
Investment Companies	6

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.
Fund Management Update

BlackRock Value Opportunities V.I. Fund is managed by a team of investment professionals. Effective March 13, 2009, John Coyle, CFA and Murali Balaraman, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Mr. Coyle is Managing Director of BlackRock, Inc. since 2009 and Director thereof from 2006 to 2008; Director of Merrill Lynch Investment Managers, L.P. (“MLIM”) in 2006 and Vice President thereof from 2004 to 2006; and Managing Director and portfolio manager with Bears Sterns Asset Management from 2001 to 2004. Mr. Balaraman is Managing Director of BlackRock, Inc. since 2009 and Director thereof from 2006 to 2008; Director of MLIM in 2006 and Vice President thereof from 1998 to 2006.

4

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The expense example below (which is based on a hypothetical investment of $1,000 invested on January 1, 2009 and held through June 30, 2009) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The table provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their share class under the heading entitled “Expenses Paid During the Period.”

The table also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds’ shareholder reports.

The expenses shown in the table are intended to highlight shareholders’ ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the hypothetical example is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

	Actual			Hypothetical[2]
	Beginning	Ending		Beginning	Ending
	Account Value	Account Value	Expenses Paid	Account Value	Account Value	Expenses Paid
	January 1, 2009	June 30, 2009	During the Period[1]	January 1, 2009	June 30, 2009	During the Period[1]

Class I	$1,000	$1,032.40	$4.54	$1,000	$1,020.34	$4.51

Class II	$1,000	$1,031.50	$5.29	$1,000	$1,019.59	$5.26

Class III	$1,000	$1,031.40	$5.79	$1,000	$1,019.10	$5.76

[1]	For each class of the Fund, expenses are equal to the annualized expense ratio for the class (0.90% for Class I, 1.05% for Class II and 1.15% for Class III), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

[2]	Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.

5

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Aerospace & Defense — 2.2%
Curtiss-Wright Corp.	94,600	$2,812,458
Triumph Group, Inc.	20,800	832,000

		3,644,458

Airlines — 0.2%
AMR Corp. (a)	82,400	331,248

Biotechnology — 0.9%
Facet Biotech Corp. (a)	5,520	51,281
Neurogen Corp. (a)	214,800	51,552
PDL BioPharma, Inc.	140,600	1,110,740
Vical, Inc. (a)	69,900	189,429

		1,403,002

Building Products — 0.8%
Ameron International Corp.	20,500	1,374,320

Capital Markets — 0.4%
Investment Technology Group, Inc. (a)	14,400	293,616
Thomas Weisel Partners Group, Inc. (a)	73,400	441,868

		735,484

Chemicals — 1.8%
Arch Chemicals, Inc.	18,200	447,538
Cytec Industries, Inc.	4,100	76,342
Huntsman Corp.	63,300	318,399
NewMarket Corp.	4,400	296,252
OM Group, Inc. (a)	15,700	455,614
Rockwood Holdings, Inc. (a)	8,900	130,296
Solutia, Inc. (a)	40,600	233,856
Spartech Corp.	112,500	1,033,875

		2,992,172

Commercial Banks — 7.6%
BancorpSouth, Inc.	51,700	1,061,401
Bank of Hawaii Corp.	30,800	1,103,564
Commerce Bancshares, Inc.	2,000	63,660
Cullen/Frost Bankers, Inc.	33,200	1,531,184
Fifth Third Bancorp	73,400	521,140
First Financial Bankshares, Inc.	15,600	785,616
First Financial Corp.	12,300	388,434
First Horizon National Corp.	41,568	498,813
First Merchants Corp.	9,800	78,694
First Midwest Bancorp, Inc.	113,800	831,878
Glacier Bancorp, Inc. (b)	39,200	578,984
IBERIABANK Corp.	12,400	488,684
M&T Bank Corp. (b)	7,207	367,067
MetroCorp Bancshares, Inc.	64,750	200,725
PrivateBancorp, Inc.	18,500	411,440
Republic Bancorp, Inc. Class A	27,400	618,966
S&T Bancorp, Inc.	34,300	417,088
Texas Capital Bancshares, Inc. (a)	66,300	1,025,661
United Bankshares, Inc. (b)	44,300	865,622
Univest Corp. of Pennsylvania	21,100	427,486
Wilmington Trust Corp.	23,800	325,108

		12,591,215

Commercial Services & Supplies — 0.2%
Team, Inc. (a)	19,000	297,730

Communications Equipment — 4.2%
ADC Telecommunications, Inc. (a)(b)	143,300	1,140,668
Emulex Corp. (a)	37,800	369,684
Harmonic, Inc. (a)	120,500	709,745
Ixia (a)	8,702	58,651
Tellabs, Inc. (a)	825,400	4,729,542

		7,008,290

Computers & Peripherals — 0.2%
Electronics for Imaging, Inc. (a)	36,100	384,826

Construction & Engineering — 1.4%
Layne Christensen Co. (a)	40,000	818,000
URS Corp. (a)	31,000	1,535,120

		2,353,120

Consumer Finance — 0.3%
Ezcorp, Inc. (a)	39,100	421,498

Containers & Packaging — 0.9%
Packaging Corp. of America	39,400	638,280
Rock-Tenn Co. Class A	18,500	705,960
Smurfit-Stone Container Corp. (a)	885,100	150,467

		1,494,707

Diversified Consumer Services — 0.1%
Service Corp. International	39,300	215,364

Electric Utilities — 3.0%
Allete, Inc.	55,700	1,601,375
Cleco Corp.	42,600	955,092
El Paso Electric Co. (a)	58,500	816,660
Portland General Electric Co.	35,300	687,644
UIL Holdings Corp.	42,500	954,125

		5,014,896

Electrical Equipment — 0.2%
Hubbell, Inc. Class B	12,400	397,544

Electronic Equipment, Instruments & Components — 2.0%
Anixter International, Inc. (a)	42,000	1,578,780
Ingram Micro, Inc. Class A (a)	61,300	1,072,750
Vishay Intertechnology, Inc. (a)	96,100	652,519

		3,304,049

Energy Equipment & Services — 2.4%
CARBO Ceramics, Inc. (b)	59,500	2,034,900
Dresser-Rand Group, Inc. (a)	6,400	167,040
Key Energy Services, Inc. (a)	67,700	389,952
Oil States International, Inc. (a)	23,600	571,356
Patterson-UTI Energy, Inc.	11,200	144,032
Superior Energy Services, Inc. (a)	35,700	616,539

		3,923,819

Food & Staples Retailing — 0.8%
The Andersons, Inc.	43,400	1,299,396

Food Products — 0.8%
Hain Celestial Group, Inc. (a)	47,108	735,356
Smart Balance, Inc. (a)	89,700	610,857

		1,346,213

Gas Utilities — 3.2%
Atmos Energy Corp.	59,800	1,497,392
New Jersey Resources Corp.	34,700	1,285,288
Northwest Natural Gas Co.	4,000	177,280
Piedmont Natural Gas Co.	27,600	665,436
South Jersey Industries, Inc.	6,600	230,274
Southwest Gas Corp.	62,500	1,388,125

		5,243,795

See Notes to Financial Statements.

6

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Health Care Equipment & Supplies — 2.8%
CONMED Corp. (a)	50,900	$789,968
The Cooper Cos., Inc.	21,600	534,168
DexCom, Inc. (a)	108,000	668,520
Merit Medical Systems, Inc. (a)	35,600	580,280
OraSure Technologies, Inc. (a)	498,200	1,230,554
Wright Medical Group, Inc. (a)	54,400	884,544

		4,688,034

Health Care Providers & Services — 2.0%
AMERIGROUP Corp. (a)	13,600	365,160
Healthways, Inc. (a)	27,500	369,875
MedCath Corp. (a)	63,600	747,936
Owens & Minor, Inc.	12,900	565,278
PharMerica Corp. (a)	31,100	610,493
WellCare Health Plans, Inc. (a)	30,500	563,945

		3,222,687

Health Care Technology — 0.2%
Cerner Corp. (a)	1,400	87,206
Merge Healthcare, Inc. (a)	67,600	290,680

		377,886

Hotels, Restaurants & Leisure — 1.3%
Burger King Holdings, Inc.	59,300	1,024,111
O’Charleys, Inc.	127,000	1,174,750

		2,198,861

Household Durables — 0.5%
Furniture Brands International, Inc.	244,000	739,320

IT Services — 2.6%
Convergys Corp. (a)	454,100	4,214,048

Insurance — 2.8%
Aspen Insurance Holdings Ltd.	25,700	574,138
Fidelity National Title Group, Inc. Class A	83,400	1,128,402
HCC Insurance Holdings, Inc.	8,600	206,486
The Hanover Insurance Group, Inc.	18,900	720,279
IPC Holdings, Ltd.	31,300	855,742
Presidential Life Corp.	19,400	146,858
ProAssurance Corp. (a)	9,200	425,132
Prudential Financial, Inc.	13,500	502,470

		4,559,507

Internet Software & Services — 2.9%
IAC/InterActiveCorp. (a)	145,500	2,335,275
RealNetworks, Inc. (a)	148,900	445,211
ValueClick, Inc. (a)	79,400	835,288
Vignette Corp. (a)	85,600	1,125,640

		4,741,414

Leisure Equipment & Products — 0.1%
Leapfrog Enterprises, Inc. (a)	106,000	242,740

Life Sciences Tools & Services — 1.9%
Affymetrix, Inc. (a)	214,000	1,269,020
Exelixis, Inc. (a)	100,000	487,000
Parexel International Corp. (a)	32,600	468,788
PerkinElmer, Inc.	56,800	988,320

		3,213,128

Machinery — 4.4%
AGCO Corp. (a)	61,000	1,773,270
Altra Holdings, Inc. (a)	84,900	635,901
CIRCOR International, Inc.	26,200	618,582
EnPro Industries, Inc. (a)	32,600	587,126
Mueller Industries, Inc.	18,700	388,960
RBC Bearings, Inc. (a)	51,200	1,047,040
Robbins & Myers, Inc.	104,000	2,002,000
Wabash National Corp.	264,000	184,800

		7,237,679

Media — 3.3%
Arbitron, Inc.	5,200	82,628
Harte-Hanks, Inc.	496,200	4,589,850
Playboy Enterprises, Inc. Class B (a)	314,800	790,148

		5,462,626

Metals & Mining — 0.7%
Carpenter Technology Corp.	58,200	1,211,142

Multi-Utilities — 2.4%
Avista Corp.	47,600	847,756
OGE Energy Corp.	110,500	3,129,360

		3,977,116

Multiline Retail — 0.9%
Saks, Inc. (a)(b)	338,800	1,500,884

Oil, Gas & Consumable Fuels — 2.2%
Cabot Oil & Gas Corp. Class A	52,900	1,620,856
Plains Exploration & Production Co. (a)	36,400	995,904
St. Mary Land & Exploration Co.	23,400	488,358
Whiting Petroleum Corp. (a)	16,600	583,656

		3,688,774

Personal Products — 0.6%
Alberto-Culver Co.	36,800	935,824

Pharmaceuticals — 2.2%
Cypress Bioscience, Inc. (a)	32,600	307,092
King Pharmaceuticals, Inc. (a)	162,300	1,562,949
Medicis Pharmaceutical Corp. Class A	52,300	853,536
Sepracor, Inc. (a)	52,300	905,836

		3,629,413

Professional Services — 0.2%
Heidrick & Struggles International, Inc.	19,200	350,400

Real Estate Investment Trusts (REITs) — 4.3%
Alexandria Real Estate Equities, Inc. (b)	10,100	361,479
Douglas Emmett, Inc.	14,500	130,355
Dupont Fabros Technology, Inc.	117,600	1,107,792
Highwoods Properties, Inc.	5,700	127,509
Home Properties, Inc.	8,600	293,260
Lexington Corporate Properties Trust	153,762	522,791
MFA Financial, Inc.	149,900	1,037,308
The Macerich Co.	9,600	169,056
National Retail Properties, Inc.	53,800	933,430
Omega Healthcare Investors, Inc.	42,500	659,600
Senior Housing Properties Trust	93,600	1,527,552
UDR, Inc.	26,900	277,877

		7,148,009

Real Estate Management & Development — 1.3%
Jones Lang LaSalle, Inc.	22,500	736,425
The St. Joe Co. (a)(b)	52,500	1,390,725

		2,127,150

Road & Rail — 1.2%
Marten Transport Ltd. (a)	30,800	639,408
Vitran Corp., Inc. (a)	127,100	1,258,290

		1,897,698

See Notes to Financial Statements.

7

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund

Schedule of Investments June 30, 2009 (continued)	(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Semiconductors & Semiconductor Equipment — 4.5%
Actel Corp. (a)	66,000	$708,180
Advanced Energy Industries, Inc. (a)	10,600	95,294
DSP Group, Inc. (a)	188,800	1,276,288
Integrated Device Technology, Inc. (a)	75,600	456,624
Intersil Corp. Class A	70,800	889,956
Mattson Technology, Inc. (a)	107,500	126,850
Teradyne, Inc. (a)	164,500	1,128,470
Zoran Corp. (a)	253,600	2,764,240

		7,445,902

Software — 4.8%
Bottomline Technologies, Inc. (a)	317,603	2,861,603
Novell, Inc. (a)	634,300	2,873,379
TIBCO Software, Inc. (a)	311,100	2,230,587

		7,965,569

Specialty Retail — 2.1%
Charming Shoppes, Inc. (a)	83,400	310,248
The Children’s Place Retail Stores, Inc. (a)	48,400	1,279,212
Collective Brands, Inc. (a)	70,400	1,025,728
Urban Outfitters, Inc. (a)	43,800	914,106

		3,529,294

Textiles, Apparel & Luxury Goods — 0.7%
Hanesbrands, Inc. (a)	47,400	711,474
Jones Apparel Group, Inc.	35,500	380,915

		1,092,389

Thrifts & Mortgage Finance — 1.0%
Dime Community Bancshares, Inc.	45,000	409,950
Provident Financial Services, Inc.	58,400	531,440
Provident New York Bancorp	88,100	715,372

		1,656,762

Trading Companies & Distributors — 1.0%
Applied Industrial Technologies, Inc.	25,297	498,351
WESCO International, Inc. (a)	44,800	1,121,792

		1,620,143

Wireless Telecommunication Services — 0.0%
LogMeIn, Inc.	2,200	35,200

Total Common Stocks — 88.5%		146,486,745

Investment Companies

iShares Dow Jones U.S. Real Estate Index Fund	51,200	1,655,808
iShares Russell 2000 Growth Index Fund (b)	38,400	2,176,896
iShares Russell 2000 Index Fund (b)	42,400	2,160,704
PowerShares Zacks Micro Cap Portfolio	29,300	248,171
SPDR Gold Trust (a)	18,500	1,686,830
SPDR KBW Regional Banking ETF (b)	36,400	667,212

Total Investment Companies — 5.2%		8,595,621

Total Long-Term Investments (Cost — $192,874,314) — 93.7%		155,082,366

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.45% (c)(d)	9,828,710	9,828,710

	Beneficial
	Interest
	(000)

BlackRock Liquidity Series, LLC Money Market Series, 0.55% (c)(d)(e)	$12,805	12,804,800

Total Short-Term Securities (Cost — $22,633,510) — 13.7%		22,633,510

Total Investments (Cost — $215,507,824*) — 107.4%		177,715,876
Liabilities in Excess of Other Assets — (7.4)%		(12,192,152)

Net Assets — 100.0%		$165,523,724

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$226,319,745

Gross unrealized appreciation	$9,338,928
Gross unrealized depreciation	(57,942,797)

Net unrealized depreciation	$(48,603,869)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Represents the current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income

BlackRock Liquidity Funds, TempFund	9,828,710	$17,901
BlackRock Liquidity Series, LLC Cash Sweep Series	$(6,445,543)	$7,150
BlackRock Liquidity Series, LLC Money Market Series	$3,289,000	$45,552

(e)	Security was purchased with the cash proceeds from securities loans.

•	For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sector sub-classifications for reporting ease.

See Notes to Financial Statements.

8

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Schedule of Investments June 30, 2009 (concluded)

•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.

Various inputs are used in determining the fair value of investments, which are as follows:

•	Level 1—price quotations in active markets/exchanges for identical securities

•	Level 2—other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3—unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets

Level 1:
Long-Term Investments[1]	$155,082,366
Short-Term Securities	9,828,710

Total Level 1	164,911,076

Level 2 — Short-Term Securities	12,804,800
Level 3	—

Total	$177,715,876

[1]	See above Schedule of Investments for values in each industry.

See Notes to Financial Statements.

9

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Statement of Assets and Liabilities June 30, 2009 (Unaudited)

Assets:
Investments at value—unaffiliated (including securities loaned of $12,170,400) (cost—$192,874,314)	$155,082,366
Investments at value—affiliated (cost—$22,633,510)	22,633,510
Investments sold receivable	1,904,675
Dividends receivable	174,013
Securities lending income receivable—affiliated	14,009
Capital shares sold receivable	3,379
Prepaid expenses	10,261

Total assets	179,822,213

Liabilities:
Collateral at value—securities loaned	12,804,800
Investments purchased payable	1,212,218
Capital shares redeemed payable	142,460
Investment advisory fees payable	103,142
Distribution fees payable	1,506
Other affiliates payable	734
Officer’s and Directors’ fees payable	64
Other accrued expenses payable	33,565

Total liabilities	14,298,489

Net Assets	$165,523,724

Net Assets Consist of:
Paid-in capital	$338,442,685
Undistributed net investment income	300,944
Accumulated net realized loss	(135,427,957)
Net unrealized appreciation/depreciation	(37,791,948)

Net Assets	$165,523,724

Net Asset Value:
Class I—Based on net assets of $156,721,594 and 14,043,041 shares outstanding, 100 million shares authorized, $0.10 par value	$11.16

Class II—Based on net assets of $4,133,445 and 371,357 shares outstanding, 100 million shares authorized, $0.10 par value	$11.13

Class III—Based on net assets of $4,668,685 and 507,996 shares outstanding, 100 million shares authorized, $0.10 par value	$9.19

See Notes to Financial Statements.

10

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Statement of Operations June 30, 2009 (Unaudited)

Investment Income:
Dividends	$707,245
Foreign tax withheld	(158)
Securities lending—affiliated	45,552
Income—affiliated	25,051

Total income	777,690

Expenses:
Investment advisory	575,436
Accounting services	33,607
Custodian	26,482
Professional	23,406
Printing	15,946
Officer and Directors	10,085
Distribution—Class II	3,202
Distribution—Class III	5,405
Transfer agent—Class I	2,332
Transfer agent—Class II	69
Transfer agent—Class III	69
Miscellaneous	8,818

Total expenses	704,857
Less fees waived by advisor	(2,301)

Total expenses after fees waived	702,556

Net investment income	75,134

Realized and Unrealized Gain (Loss):
Net realized loss from investments	(82,481,493)
Net change in unrealized appreciation/depreciation on investments	86,188,934

Total realized and unrealized gain	3,707,441

Net Increase in Net Assets Resulting from Operations	$3,782,575

See Notes to Financial Statements.

11

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Statements of Changes in Net Assets

	Six Months Ended
	June 30, 2009	Year Ended
Increase (Decrease) in Net Assets:	(Unaudited)	December 31, 2008

Operations:
Net investment income	$75,134	$2,025,821
Net realized loss	(82,481,493)	(49,323,250)
Net change in unrealized appreciation/depreciation	86,188,934	(86,254,578)

Net increase (decrease) in net assets resulting from operations	3,782,575	(133,552,007)

Dividends and Distributions to Shareholders From:
Net investment income:
Class I	—	(1,716,584)
Class II	—	(39,403)
Class III	—	(44,006)
Net realized gain:
Class I	—	(7,208,021)
Class II	—	(215,646)
Class III	—	(251,971)

Decrease in net assets resulting from dividends and distributions to shareholders	—	(9,475,631)

Capital Share Transactions:
Net decrease in net assets derived from capital share transactions	(12,094,545)	(54,408,056)

Net Assets:
Total decrease in net assets	(8,311,970)	(197,435,694)
Beginning of period	173,835,694	371,271,388

End of period	$165,523,724	$173,835,694

End of period undistributed net investment income	$300,944	$225,810

See Notes to Financial Statements.

12

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Financial Highlights

	Class I
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.81		$19.11	$23.41	$24.93	$26.17	$25.60

Net investment income (loss)[1]	0.01		0.12	0.03	0.07	0.07	(0.00)	[2]
Net realized and unrealized gain (loss)	0.34		(7.80)	(0.22)	3.12	2.58	3.83

Net increase (decrease) from investment operations	0.35		(7.68)	(0.19)	3.19	2.65	3.83

Dividends and distributions from:
Net investment income	—		(0.12)	(0.04)	(0.08)	(0.07)	—
Net realized gain	—		(0.50)	(4.07)	(4.63)	(3.82)	(3.26)

Total dividends and distributions	—		(0.62)	(4.11)	(4.71)	(3.89)	(3.26)

Net asset value, end of period	$11.16		$10.81	$19.11	$23.41	$24.93	$26.17

Total Investment Return:[3]
Based on net asset value	3.24%	[4]	(40.04)%	(0.89)%	12.82%	10.38%	14.98%

Ratios to Average Net Assets:
Total expenses	0.91%	[5]	0.87%	0.84%	0.84%	0.84%	0.83%

Total expenses after fees waived	0.90%	[5]	0.87%	0.84%	0.84%	0.84%	0.83%

Net investment income (loss)	0.11%	[5]	0.72%	0.14%	0.27%	0.28%	(0.01)%

Supplemental Data:
Net assets, end of period (000)	$156,722		$164,193	$351,954	$443,153	$482,681	$583,301

Portfolio turnover	73%		127%	103%	72%	80%	82%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

13

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Financial Highlights (continued)

	Class II
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007		2006	2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$10.79		$19.06	$23.35		$24.87	$26.11	$25.55

Net investment income (loss)[1]	(0.00)	[2]	0.09	(0.00)	[2]	0.03	0.04	(0.04)
Net realized and unrealized gain (loss)	0.34		(7.77)	(0.23)		3.11	2.57	3.82

Net increase (decrease) from investment operations	0.34		(7.68)	(0.23)		3.14	2.61	3.78

Dividends and distributions from:
Net investment income	—		(0.09)	—		(0.03)	(0.03)	—
Net realized gain	—		(0.50)	(4.06)		(4.63)	(3.82)	(3.22)

Total dividends and distributions	—		(0.59)	(4.06)		(4.66)	(3.85)	(3.22)

Net asset value, end of period	$11.13		$10.79	$19.06		$23.35	$24.87	$26.11

Total Investment Return:[3]
Based on net asset value	3.15%	[4]	(40.14)%	(1.03)%		12.67%	10.24%	14.80%

Ratios to Average Net Assets:
Total expenses	1.06%	[5]	1.02%	0.99%		0.99%	0.99%	0.98%

Total expenses after fees waived	1.05%	[5]	1.02%	0.99%		0.99%	0.99%	0.98%

Net investment income (loss)	(0.05)%	[5]	0.56%	(0.02)%		0.12%	0.14%	(0.16)%

Supplemental Data:
Net assets, end of period (000)	$4,133		$4,898	$11,281		$14,991	$16,489	$18,360

Portfolio turnover	73%		127%	103%		72%	80%	82%

[1]	Based on average shares outstanding.

[2]	Amount is less than $(0.01) per share.

[3]	Total investment returns exclude insurance-related fees and expenses.

[4]	Aggregate total investment return.

[5]	Annualized.

See Notes to Financial Statements.

14

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Financial Highlights (concluded)

	Class III[1]
	Six Months Ended
	June 30, 2009		Year Ended December 31,
	(Unaudited)		2008	2007	2006		2005	2004

Per Share Operating Performance:
Net asset value, beginning of period	$8.91		$15.93	$20.20	$59.70		$90.00	$106.80

Net Investment income (loss)[2]	(0.01)		0.07	(0.02)	(0.00)	[3]	0.10	(0.00)	[3]
Net realized and unrealized gain (loss)	0.29		(6.50)	(0.20)	7.30		8.40	15.70

Net increase (decrease) from investment operations	0.28		(6.43)	(0.22)	7.30		8.50	15.70

Dividends and distributions from:
Net investment income	—		(0.09)	—	(0.50)		(0.60)	—
Net realized gain	—		(0.50)	(4.05)	(46.30)		(38.20)	(32.50)

Total dividends and distributions	—		(0.59)	(4.05)	(46.80)		(38.80)	(32.50)

Net asset value, end of period	$9.19		$8.91	$15.93	$20.20		$59.70	$90.00

Total Investment Return:[4]
Based on net asset value	3.14%	[5]	(40.21)%	(1.15)%	12.28%		10.11%	14.75%

Ratios to Average Net Assets:
Total expenses	1.16%	[6]	1.12%	1.10%	1.08%		1.09%	1.07%

Total expenses after fees waived	1.15%	[6]	1.12%	1.10%	1.08%		1.09%	1.07%

Net investment income (loss)	(0.15)%	[6]	0.49%	(0.12)%	(0.02)%		0.11%	(0.18)%

Supplemental Data:
Net assets, end of period (000)	$4,669		$4,745	$8,037	$7,810		$27,600	$10,489

Portfolio turnover	73%		127%	103%	72%		80%	82%

[1]	On December 14, 2007, the Fund declared a 1 for 10 stock split. The net asset values and other per share information listed above have been restated to reflect the stock split.

[2]	Based on average shares outstanding.

[3]	Amount is less than $(0.01) per share.

[4]	Total investment returns exclude insurance-related fees and expenses.

[5]	Aggregate total investment return.

[6]	Annualized.

See Notes to Financial Statements.

15

BlackRock Variable Series Funds, Inc.
BlackRock Value Opportunities V.I. Fund
Notes to Financial Statements (Unaudited)
1.  Organization and Significant Accounting Policies:

BlackRock Variable Series Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company that is comprised of 16 separate funds. Certain funds offer three classes of shares to the Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York (“Merrill Lynch”) and other insurance companies that are not affiliated with Merrill Lynch, for their separate accounts to fund benefits under certain variable annuity and variable life insurance contracts. The financial statements presented here are for the BlackRock Value Opportunities V.I. Fund (“the Fund”), which are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates. Class I, Class II and Class III Shares have equal voting, dividend, liquidation and other rights, except that only shares of the respective classes are entitled to vote on matters concerning only that class. In addition, Class II and Class III Shares bear certain expenses related to the distribution of such shares.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: Equity investments traded on a recognized securities exchange or the NASDAQ Global Market System are valued at the last reported sale price that day or the NASDAQ official closing price, if applicable. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last available bid price. If no bid price is available, the prior day’s price will be used, unless it is determined that such prior day’s price no longer reflects the fair value of the security. Investments in open-end investment companies are valued at net asset value each business day. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value. The Fund values its investments in Cash Sweep Series and Money Market Series, each of BlackRock Liquidity Series, LLC at fair value, which is ordinarily based upon their pro rata ownership in the net assets of the underlying fund.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Company’s Board of Directors (the “Board”) as reflecting fair value (“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the Board or a committee thereof.

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income is recognized on the accrual basis. Income and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets.

Dividends and Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

Securities Lending: The Fund may lend securities to financial institutions that provide cash as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. The Fund may invest the cash collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions. The Fund may pay reasonable lending agent, administrative and custodial

16

fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statutes of limitations on the Fund’s US federal tax returns remain open for each of the four years ended December 31, 2008. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In June 2009, Statement of Financial Accounting Standards No. 166, “Accounting for Transfers of Financial Assets—an amendment of FASB Statement No. 140” (“FAS 166”), was issued. FAS 166 is intended to improve the relevance, representational faithfulness and comparability of the information that a reporting entity provides in its financial statements about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor’s continuing involvement, if any, in transferred financial assets. FAS 166 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2009. Earlier application is prohibited. The recognition and measurement provisions of FAS 166 must be applied to transfers occurring on or after the effective date. Additionally, the disclosure provisions of FAS 166 should be applied to transfers that occurred both before and after the effective date of FAS 166. The impact of FAS 166 on the Fund’s financial statement disclosures, if any, is currently being assessed.

Other: Expenses directly related to the Fund or its classes are charged to that Fund or class. Other operating expenses shared by several funds are pro-rated among those funds on the basis of relative net assets or other appropriate methods. Other expenses of the Fund are allocated daily to each class based on its relative net assets.

2.  Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. (“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock, Inc. (“BlackRock”). Due to the ownership structure, PNC is an affiliate for 1940 Act purposes, but BAC is not.

The Company, on behalf of the Fund, entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (“the Manager”), the Fund’s investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services.

The Manager is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays the Manager a monthly fee at an annual rate of 0.75% of the average daily value of the Fund’s average daily net assets.

The Manager has entered into a separate sub-advisory agreement with BlackRock Investment Management, LLC (“BIM”), an affiliate of the Manager, under which the Manager pays BIM for services it provides, a monthly fee that is a percentage of the investment advisory fee paid by the Fund to the Manager.

The Manager and Merrill Lynch Life Agency, Inc. (“MLLA”) have contractually agreed to limit the operating expenses paid by the Fund, (excluding: interest, taxes, brokerage fees and commissions, distribution fees imposed on Class II and Class III Shares and other extraordinary expenses such as litigation costs), to 1.25% of its average daily net assets. Any such expenses in excess of 1.25% of average daily net assets will be reimbursed to the Fund by the Manager, which in turn, will be reimbursed by MLLA.

The Manager has agreed to waive its advisory fee by the amount of investment advisory fees the Fund pays to the Manager indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor in the Statement of Operations.

For the six months ended June 30, 2009, the Fund reimbursed the Manager $1,264 for certain accounting services, which is included in accounting services in the Statement of Operations.

The Company has entered into a Distribution Agreement and Distribution Plans with BlackRock Investments, LLC (“BIL”), which is an affiliate of BlackRock.

Pursuant to the Distribution Plans adopted by the Company in accordance with Rule 12b-1 under the

17

1940 Act, the Fund pays BIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at an annual rate of 0.15% and 0.25% based upon the average daily net assets of Class II and Class III, respectively.

The Company has received an exemptive order from the Securities and Exchange Commission permitting it, among other things, to pay an affiliated securities lending agent a fee based on a share of the income derived from the securities lending activities. The Fund has retained BIM as the securities lending agent for a fee based on a share of the income from investment of cash collateral. BIM may, on behalf of the Fund, invest cash collateral received by the Portfolio for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates. The share of income earned by the Fund on such investments is shown as securities lending—affiliated in the Statement of Operations. For the six-months ended June 30, 2009, BIM received $11,669 in securities lending agent fees.

PNC Global Investment Servicing (U.S.) Inc., an indirect, wholly owned subsidiary of PNC and an affiliate of the Manager, is the transfer agent and dividend disbursing agent. Each class of the Fund bears the costs of transfer agent fees associated with such respective classes. Transfer agency fees borne by each class of the Fund are comprised of those fees charged for all shareholder communications including mailing of shareholder reports, dividend and distribution notices, and proxy materials for shareholder meetings, as well as per account and per transaction fees related to servicing and maintenance of shareholder accounts, including the issuing, redeeming and transferring of shares of each class of the Fund, 12b-1 fee calculation, check writing, anti-money laundering services, and customer identification services.

Certain officers and/or directors of the Company are officers and/or directors of BlackRock or its affiliates. The Fund reimburses the Manager for compensation paid to the Company’s Chief Compliance Officer.

3.  Investments:

Purchases and sales of investments, excluding short-term securities for the six months ended June 30, 2009 were $104,989,167 and $118,281,782, respectively.

4.  Short-Term Borrowings:

The Company, on behalf of the Fund, along with certain other funds managed by the Manager and its affiliates, is a party to a $500 million credit agreement with a group of lenders, which expires in November 2009. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund’s current Prospectus and Statement of Additional Information, subject to various other legal, regulatory or contractual limits. The Fund paid its pro rata share of a 0.02% upfront fee on the aggregate commitment amount based on its net assets. The Fund pays a commitment fee of 0.08% per annum based on the Fund’s pro rata share of the unused portion of the credit agreement, which is included in miscellaneous in the Statement of Operations. Amounts borrowed under the credit agreement bear interest at a rate equal to the higher of the (a) federal funds effective rate and (b) reserve adjusted one month LIBOR, plus, in each case, the higher of (i) 1.50% and (ii) 50% of the CDX Index (as defined in the credit agreement) in effect from time to time. The Fund did not borrow under the credit agreement during the six months ended June 30, 2009.

5.  Capital Loss Carryforward:

As of December 31, 2008, the Fund had a capital loss carryforward in the amount of $24,264,136 available to offset future realized capital gains which expires December 31, 2016.

6.  Market and Credit Risk:

In the normal course of business, the Fund invests in securities and enters into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer of a security to meet all its obligations (credit risk). The value of securities held by the Fund may decline in response to certain events, including those directly involving the issuers whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate and price fluctuations. Similar to credit risk, the Fund may be exposed to counterparty risk, or the risk that an entity with which the Fund have unsettled or open transactions may default. Financial assets, which potentially expose the Fund to credit and counterparty risks, consist principally of investments and cash due from counterparties. The extent of the Fund’s exposure to credit and counterparty risks with respect to these financial assets is approximated by their value recorded in the Fund’s Statement of Assets and Liabilities.

The Fund invests a significant portion of its assets in securities in the information technology sector. Please see the Schedule of Investments for these

18

securities. Changes in economic conditions affecting the information technology sector could affect the value, income and/or liquidity of positions in such securities.

7.  Capital Share Transactions:

Transactions in capital shares for each class were as follows:

Class I Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	252,494	$2,503,624

Shares redeemed	(1,399,523)	(13,493,823)

Net decrease	(1,147,029)	$(10,990,199)

Class I Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	432,460	$6,950,760

Shares issued to shareholders in reinvestment of dividends and distributions	860,618	8,924,605

Total issued	1,293,078	15,875,365

Shares redeemed	(4,517,214)	(67,842,152)

Net decrease	(3,224,136)	$(51,966,787)

Class II Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	10,981	$102,342

Shares redeemed	(93,579)	(963,465)

Net decrease	(82,598)	$(861,123)

Class II Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	29,406	$336,437

Shares issued to shareholders in reinvestment of dividends and distributions	24,642	255,049

Total issued	54,048	591,486

Shares redeemed	(191,923)	(3,140,986)

Net decrease	(137,875)	$(2,549,500)

Class III Shares
Six Months Ended June 30, 2009	Shares	Amount

Shares sold	74,714	$581,366

Shares redeemed	(99,107)	(824,589)

Net decrease	(24,393)	$(243,223)

Class III Shares
Year Ended December 31, 2008	Shares	Amount

Shares sold	161,715	$2,025,799

Shares issued to shareholders in reinvestment of dividends and distributions	34,617	295,977

Total issued	196,332	2,321,776

Shares redeemed	(168,348)	(2,213,545)

Net increase	27,984	$108,231

8.  Subsequent Events:

The Fund paid an ordinary income dividend on July 24, 2009 to shareholders of record on July 22, 2009 in the following amounts:

Class	Amount

Class I	$0.014468

Class II	$0.014468

Class III	$0.014468

Management’s evaluation of the impact of all subsequent events on the Fund’s financial statements was completed through August 21, 2009, the date the financial statements were issued.

19

BlackRock Variable Series Funds, Inc.,
Disclosure of Investment Advisory Agreement and Sub-Advisory Agreements

Disclosure of Investment Advisory Agreements and Sub-Advisory Agreements

The Board of Directors (the “Board,” and the members of which are referred to as “Board Members”) of BlackRock Balanced Capital V.I. Fund (the “Balanced Capital V.I. Fund”), BlackRock Basic Value V.I. Fund (the “Basic Value V.I. Fund”), BlackRock Fundamental Growth V.I. Fund (the “Fundamental Growth V.I. Fund”), BlackRock Global Allocation V.I. Fund (the “Global Allocation V.I. Fund”), BlackRock Global Growth V.I. Fund (the “Global Growth V.I. Fund”), BlackRock Government Income V.I. Fund (the “Government Income V.I. Fund”), BlackRock High Income V.I. Fund (the “High Income V.I. Fund”), BlackRock International Value V.I. Fund (the “International Value V.I. Fund”), BlackRock Large Cap Core V.I. Fund (the “Large Cap Core V.I. Fund”), BlackRock Large Cap Growth V.I. Fund (the “Large Cap Growth V.I. Fund”), BlackRock Large Cap Value V.I. Fund (the “Large Cap Value V.I. Fund”), BlackRock Money Market V.I. Fund (the “Money Market V.I. Fund”), BlackRock S&P 500 Index V.I. Fund (the “S&P 500 Index V.I. Fund”), BlackRock Total Return V.I. Fund (the “Total Return V.I. Fund”), BlackRock Utilities and Telecommunications V.I. Fund (the “Utilities and Telecommunications V.I. Fund”) and BlackRock Value Opportunities V.I. Fund (the “Value Opportunities V.I. Fund”) (each, a “Portfolio,” and collectively, the “Portfolios”), each a series of BlackRock Variable Series Funds, Inc. (the “Fund”), met on May 5, 2009 and June 4-5, 2009 to consider the approval of the Portfolios’ investment advisory agreements (collectively, the “Advisory Agreements”) with BlackRock Advisors, LLC (the “Manager”), each Portfolio’s investment advisor. The Board also considered the approval of the sub-advisory agreements (collectively, the “Sub-Advisory Agreements”) between the Manager and each of (a) BlackRock Investment Management, LLC; (b) BlackRock Financial Management, Inc.; (c) BlackRock International Limited; and (d) BlackRock Institutional Management Corporation (collectively, the “Sub-Advisors”) with respect to certain of the Portfolios. The Manager and the Sub-Advisors are referred to herein as “BlackRock.” For simplicity, the Portfolios and the Fund are referred to herein as the “Fund.” The Advisory Agreement and the Sub-Advisory Agreements are referred to herein as the “Agreements.”

Activities and Composition of the Board

The Board of the Fund consisted of fifteen individuals, twelve of whom were not “interested persons” of the Fund as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), at the time of the Board’s approval of the Agreements. The Board Members are responsible for the oversight of the operations of the Fund and perform the various duties imposed on the directors of investment companies by the 1940 Act. The Independent Board Members have retained independent legal counsel to assist them in connection with their duties. The Chairman of the Board is an Independent Board Member. The Board has established five standing committees: an Audit Committee, a Governance and Nominating Committee, a Compliance Committee, a Performance Oversight Committee and an Executive Committee, each of which is composed of Independent Board Members (except for the Performance Oversight Committee and the Executive Committee, which each have one interested Board Member) and is chaired by Independent Board Members.

The Agreements

Pursuant to the 1940 Act, the Board is required to consider the continuation of the Agreements on an annual basis. In connection with this process, the Board assessed, among other things, the nature, scope and quality of the services provided to the Fund by the personnel of BlackRock and its affiliates, including investment management, administrative services, shareholder services, oversight of fund accounting and custody, marketing services and assistance in meeting legal and regulatory requirements.

Throughout the year, the Board, acting directly and through its committees, considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the Agreements, including the services and support provided by BlackRock to the Fund and its shareholders. Among the matters the Board considered were: (a) investment performance for one-, three- and five-year periods, as applicable, against peer funds, and applicable benchmarks, if any, as well as senior management and portfolio managers’ analysis of the reasons for any underperformance against its peers; (b) fees, including advisory, administration, if applicable, and other amounts paid to BlackRock and its affiliates by the Fund for services, such as transfer agency, marketing and distribution, call center and fund accounting; (c) Fund operating expenses; (d) the resources devoted to and compliance reports relating to the Fund’s investment objective, policies and restrictions, (e) the Fund’s compliance with its Code of Ethics and compliance policies and procedures; (f) the nature, cost and character of non-investment management services provided by BlackRock and its affiliates; (g) BlackRock’s and other service providers’ internal controls; (h) BlackRock’s implementation of the proxy voting policies approved by the Board; (i) the use of brokerage commissions and execution quality of portfolio transactions; (j) BlackRock’s implementation of the Fund’s valuation and liquidity procedures; and (k) periodic updates on BlackRock’s business.

Board Considerations in Approving the Agreements

The Approval Process:  Prior to the May 5, 2009 meeting, the Board requested and received materials specifically relating to the Agreements. The Board is engaged in an ongoing process with BlackRock to continuously review the nature and scope of the information provided to better assist its deliberations. The materials provided in connection with the May meeting included (a) information independently compiled and prepared by Lipper, Inc. (“Lipper”) on Fund fees and expenses, and the investment performance of the Fund as compared with a peer group of funds as determined by Lipper (collectively, “Peers”); (b) information on the profitability of the Agreements to BlackRock and a discussion of fall-out benefits to BlackRock and its affiliates and significant shareholders; (c) a general analysis provided by BlackRock concerning investment advisory fees charged to other clients, such as institutional and closed-end funds, under similar investment mandates, as well as the performance of such other clients; (d) the impact of economies of scale; (e) a summary of aggregate amounts paid by the Fund to BlackRock; (f) sales and redemption data regarding the Fund’s shares; and (g) an internal comparison of management fees classified by Lipper, if applicable.

At an in-person meeting held on May 5, 2009, the Board reviewed materials relating to its consideration of the Agreements. As a result of the discussions that occurred during the May 5, 2009 meeting, the Board presented BlackRock with questions and requests for additional information and BlackRock responded to these requests with additional written information in advance of the June 4-5, 2009 Board meeting.

At an in-person meeting held on June 4-5, 2009, the Fund’s Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Fund and the Sub-Advisory Agreements between the Manager and the Sub-Advisors with respect to the Fund, each for a one-year term ending June 30, 2010. The Board considered all factors it believed relevant with respect to the Fund, including, among other factors: (a) the nature, extent and quality of the services provided by BlackRock; (b) the investment performance of the Fund and BlackRock portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by BlackRock and certain affiliates from the relationship with the Fund; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as payments made to BlackRock or its affiliates relating to the distribution of Fund shares, services related to the valuation and pricing of Fund portfolio holdings, direct and indirect benefits to BlackRock and its affiliates from their relationship with the Fund and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board noted the willingness of BlackRock personnel to engage in open, candid discussions with the Board. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

A.  Nature, Extent and Quality of the Services:  The Board, including the Independent Board Members, reviewed the nature, extent and quality of services provided by BlackRock, including the investment advisory services and the resulting performance of the Fund. Throughout the year, the Board compared Fund performance to the performance of a comparable group of mutual funds, and the performance of at least one relevant benchmark, if any. The Board met with BlackRock’s senior management personnel responsible for investment operations, including the senior investment officers. The Board also reviewed the materials provided by the Fund’s portfolio management team discussing Fund performance and the Fund’s investment objective, strategies and outlook.

The Board considered, among other factors, the number, education and experience of BlackRock’s investment personnel generally and the Fund’s portfolio management team, investments by portfolio managers in the funds they manage, BlackRock’s portfolio trading capabilities, BlackRock’s use of technology, BlackRock’s commitment to compliance and BlackRock’s approach to training and retaining portfolio managers and other research, advisory and management personnel. The Board also reviewed a general description of BlackRock’s compensation structure with respect to the Fund’s portfolio management team and BlackRock’s ability to attract and retain high-quality talent.

In addition to advisory services, the Board considered the quality of the administrative and non-investment advisory services provided to the Fund. BlackRock and its affiliates provide the Fund with certain administrative, transfer agency, shareholder and other services (in addition to any such services provided to the Fund by third parties) and officers and other personnel as are necessary for the operations of the Fund. In addition to investment advisory services, BlackRock and its affiliates provide the Fund with other services, including (i) preparing disclosure documents, such as the prospectus, the statement of additional information and periodic shareholder reports; (ii) assisting with daily accounting and pricing; (iii) overseeing and coordinating the activities of other service providers; (iv) organizing Board meetings and preparing the materials for such Board meetings; (v) providing legal and compliance support; and (vi) performing other administrative functions necessary for the operation of the Fund, such as tax reporting, fulfilling regulatory filing requirements, and call center services. The Board reviewed the structure and duties of BlackRock’s fund administration, accounting, legal and compliance departments and considered BlackRock’s policies and procedures for assuring compliance with applicable laws and regulations.

B.  The Investment Performance of the Fund and BlackRock:  The Board, including the Independent Board Members, also reviewed and considered the performance history of the Fund. In preparation for the May 5, 2009 meeting, the Board was provided with reports, independently prepared by Lipper, which included a comprehensive analysis of the Fund’s performance. The Board also reviewed a narrative and statistical analysis of the Lipper data that was prepared by BlackRock, which analyzed various factors that affect Lipper’s rankings. In connection with its review, the Board received and reviewed information regarding the investment performance of the Fund as compared to a representative group of similar funds as determined by Lipper and to all funds in the Fund’s applicable Lipper category. The Board was provided with a description of the methodology used by Lipper to select peer funds. The Board regularly reviews the performance of the Fund throughout the year. The Board attaches more importance to performance over relatively long periods of time, typically three to five years.

The Board noted that the Balanced Capital V.I. Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the Basic Value V.I. Fund ranked in the second, second and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Fundamental Growth V.I. Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the Global Allocation V.I. Fund ranked in the first quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the Global Growth V.I. Fund ranked in the third, first and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Government Income V.I. Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the High Income V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the High Income V.I. Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, exposure to bank loans detracted from performance as significant underperformance of bank loans in December caused the bank loan market to under-perform traditional high yield securities for the entire year. With regards to credit quality, the High Income V.I. Fund’s underweight to BB-rated securities also subtracted from returns as higher quality non-investment grade securities outperformed lower quality securities. From a sector perspective, security selection to the Paper and Automotive sectors and an underweight to the Non-Captive Diversified Finance sector subtracted from performance. The Board also noted the enhancements made to BlackRock’s Fixed Income Team and process. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the High Income V.I. Fund’s performance.

The Board noted that the International Value V.I. Fund ranked in the second quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the Large Cap Core V.I. Fund ranked in the third, second and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Large Cap Growth V.I. Fund ranked in the second, third and third quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively. The Board expressed its concern with the Large Cap Growth V.I. Fund’s investment performance. The Board will continue its ongoing dialogue with BlackRock regarding the Large Cap Growth V.I. Fund’s performance. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Large Cap Growth V.I. Fund’s performance.

The Board noted that the Large Cap Value V.I. Fund ranked in the third, second and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Money Market V.I. Fund ranked in the second quartile against its Lipper

Performance Universe for each of the one-, three- and five-year periods reported.

The Board noted that the S&P 500 Index V.I. Fund ranked in the third, second and second quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Total Return V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Total Return V.I. Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, performance of BlackRock’s multi-sector taxable fixed income funds in 2008 was challenged most significantly due to overweight exposure to commercial mortgage-backed securities, non-agency residential mortgage-backed securities, and financial credits (where applicable). BlackRock continues to monitor these positions closely and believes that certain securities continue to provide an attractive long term investment opportunity. The Board also noted the enhancements made to BlackRock’s Fixed Income Team and process. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Total Return V.I. Fund’s performance.

The Board noted that the Utilities and Telecommunications V.I. Fund ranked in the second, first and first quartiles against its Lipper Performance Universe for the one-, three- and five-year periods reported, respectively.

The Board noted that the Value Opportunities V.I. Fund ranked in the fourth quartile against its Lipper Performance Universe for each of the one-, three- and five-year periods reported. The Board and BlackRock reviewed the reasons for the Value Opportunities V.I. Fund’s underperformance during these periods compared with its Peers. The Board was informed that, among other things, due to the Value Opportunities V.I. Fund’s continued underperformance and after consultation with the Board and its Performance Oversight Committee, BlackRock made the decision to transfer the assets to a new portfolio management team. The Board and BlackRock discussed BlackRock’s commitment to providing the resources necessary to assist the portfolio managers and to improve the Value Opportunities V.I. Fund’s performance.

C.  Consideration of the Advisory Fees and the Cost of the Services and Profits to be Realized by BlackRock and its Affiliates from their Relationship with the Fund:  The Board, including the Independent Board Members, reviewed the Fund’s contractual advisory fee rates compared with the other funds in its Lipper category. It also compared the Fund’s total expenses, as well as actual management fees, to those of other comparable funds. The Board considered the services provided and the fees charged by BlackRock to other types of clients with similar investment mandates, including separately managed institutional accounts.

The Board received and reviewed statements relating to BlackRock’s financial condition and profitability with respect to the services it provided the Fund. The Board was also provided with a profitability analysis that detailed the revenues earned and the expenses incurred by BlackRock for services provided to the Fund. The Board reviewed BlackRock’s profitability with respect to the Fund and each fund the Board currently oversees for the year ended December 31, 2008 compared to aggregate profitability data provided for the year ended December 31, 2007. The Board reviewed BlackRock’s profitability with respect to other fund complexes managed by the Manager and/or its affiliates. The Board reviewed BlackRock’s assumptions and methodology of allocating expenses in the profitability analysis, noting the inherent limitations in allocating costs among various advisory products. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Manager, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board noted that, in general, individual fund or product line profitability of other advisors is not publicly available. Nevertheless, to the extent such information is available, the Board considered BlackRock’s operating margin in general compared to the operating margin for leading investment management firms whose operations include advising open-end funds, among other product types. The comparison indicated that operating margins for BlackRock with respect to its registered funds are consistent with margins earned by similarly situated publicly traded competitors. In addition, the Board considered, among other things, certain third party data comparing BlackRock’s operating margin with that of other publicly-traded asset management firms, which concluded that larger asset bases do not, in themselves, translate to higher profit margins.

In addition, the Board considered the cost of the services provided to the Fund by BlackRock, and BlackRock’s and its affiliates’ profits relating to the management and distribution of the Fund and the other funds advised by BlackRock and its affiliates. As part of its analysis, the Board reviewed BlackRock’s methodology in allocating its costs to the management of the Fund. The Board also considered whether BlackRock has the financial resources necessary to attract and retain high quality investment management personnel to perform its obligations under the Agreements and to continue to provide the high quality of services that is expected by the Board.

The Board noted that the Balanced Capital V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Balanced Capital V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Balanced Capital V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Basic Value V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Basic Value V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Basic Value V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Fundamental Growth V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Fundamental Growth V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Fundamental Growth V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that, although the Global Allocation V.I. Fund’s contractual advisory fees were above the median contractual advisory fees paid by the Global Allocation V.I. Fund’s Peers, its actual and/or contractual management fees were lower than or equal to the median of its Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Global Allocation V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Global Growth V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Global Growth V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Global Growth V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Government Income V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Government Income V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Government Income V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the High Income V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the High Income V.I. Fund’s Peers. The Board also noted that the High Income V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the aggregate assets of the High Income V.I. Fund and the Total Return V.I. Fund increase, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the High Income V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the International Value V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the International Value V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the International Value V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Large Cap Core V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Large Cap Core V.I. Fund’s Peers. The Board also noted that the Large Cap Core V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Large Cap Core V.I. Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Large Cap Core V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Large Cap Growth V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Large Cap Growth V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Large Cap Growth V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Large Cap Value V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Large Cap Value V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Large Cap Value V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Money Market V.I. Fund’s contractual advisory fees were above the median contractual advisory fees paid by the Money Market V.I. Fund’s Peers. The Board also noted that the Money Market V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the Money Market V.I. Fund increases, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Money Market V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that, although the S&P 500 Index V.I. Fund’s contractual advisory fees were above the median of its Peers, its actual and/or contractual management fees were within 5% of the median amount. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the S&P 500 Index V.I. Fund’s total net expenses on a class-by-class basis. The Board further noted that the Manager has voluntarily agreed to waive or reimburse management fees for the S&P 500 Index V.I. Fund.

The Board noted that the Total Return V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Total Return V.I. Fund’s Peers. The Board also noted that the Total Return V.I. Fund has an advisory fee arrangement that includes breakpoints that adjust the fee rate downward as the size of the aggregate assets of the High Income V.I. Fund and the Total Return V.I. Fund increase, thereby allowing shareholders the potential to participate in economies of scale. The Board further noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Total Return V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that, although the Utilities and Telecommunications V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were above the median contractual advisory fees paid by the Utilities and Telecommunications V.I. Fund’s Peers, such fees were within 5% of the median amount. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Utilities and Telecommunications V.I. Fund’s total net expenses on a class-by-class basis.

The Board noted that the Value Opportunities V.I. Fund’s contractual advisory fees, which do not take into account any expense reimbursements or fee waivers, were lower than or equal to the median contractual advisory fees paid by the Value Opportunities V.I. Fund’s Peers. The Board also noted that BlackRock has contractually agreed to waive fees or reimburse expenses in order to limit the Value Opportunities V.I. Fund’s total net expenses on a class-by-class basis.

D.  Economies of Scale:  The Board, including the Independent Board Members, considered the extent to which economies of scale might be realized as the assets of the Fund increase and whether there should be changes in the advisory fee rate or structure in order to enable the Fund to participate in these economies of scale, for example through the use of breakpoints in the advisory fee based upon the assets of the Fund. The Board considered that the funds in the BlackRock fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered BlackRock’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

E.  Other Factors:  The Board also took into account other ancillary or “fall-out” benefits that BlackRock or its affiliates and significant shareholders may derive from its relationship with the Fund, both tangible and intangible, such as BlackRock’s ability to leverage its investment professionals who manage other portfolios, an increase in BlackRock’s profile in the investment advisory community, and the engagement of BlackRock’s affiliates as service providers to the Fund, including for administrative, transfer agency and distribution services. The Board also noted that BlackRock may use third party research obtained by soft dollars generated by certain mutual fund transactions to assist itself in managing all or a number of its other client accounts.

In connection with its consideration of the Agreements, the Board also received information regarding BlackRock’s brokerage and soft dollar practices. The Board received reports from BlackRock which included information on brokerage commissions and trade execution practices throughout the year.

Conclusion

The Board, including the Independent Board Members, unanimously approved the continuation of the Advisory Agreements between the Manager and the Fund for a one-year term ending June 30, 2010 and the Sub-Advisory Agreements between the

Manager and Sub-Advisors with respect to the Fund for a one-year term ending June 30, 2010. Based upon its evaluation of all these factors in their totality, the Board, including the Independent Board Members, was satisfied that the terms of the Agreements were fair and reasonable and in the best interest of the Fund and its shareholders. In arriving at a decision to approve the Agreements, the Board did not identify any single factor or group of factors as all-important or controlling, but considered all factors together, and different Board Members may have attributed different weights to the various factors considered. The Independent Board Members were also assisted by the advice of independent legal counsel in making this determination. The contractual fee arrangements for the Fund reflect the results of several years of review by the Board Members and predecessor Board Members, and discussions between such Board Members (and predecessor Board Members) and BlackRock. Certain aspects of the arrangements may be the subject of more attention in some years than in others, and the Board Members’ conclusions may be based in part on their consideration of these arrangements in prior years.

BlackRock Variable Series Funds, Inc.
Officers and Directors

Officers and Directors
Robert M. Hernandez
Chairman of the Board and
Director

Fred G. Weiss
Vice Chairman of the Board,
Chairman of the Audit
Committee and Director

James H. Bodurtha
Director

Bruce R. Bond
Director

Donald W. Burton
Director

Richard S. Davis
Director

Stuart E. Eizenstat
Director

Laurence D. Fink
Director

Kenneth A. Froot
Director

Henry Gabbay
Director

John F. O’Brien
Director

Roberta Cooper Ramo
Director

Jean Margo Reid
Director

David H. Walsh
Director

Richard R. West
Director

Donald C. Burke
President and
Chief Executive Officer

Anne F. Ackerley
Vice President

Neal J. Andrews
Chief Financial Officer
Jay M. Fife
Treasurer

Brian P. Kindelan
Chief Compliance Officer of the Funds

Howard B. Surloff
Secretary

Investment Advisor
BlackRock Advisors, LLC
Wilmington, DE 19809

Custodian
The Bank of New York Mellon1
New York, NY 10286

Brown Brothers Harriman & Co.2
Boston, MA 02109

Transfer Agent
PNC Global Investment Servicing
Wilmington, DE 19809

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Distributor
BlackRock Investments, LLC
New York, NY 10022

Legal Counsel
Willkie, Farr & Gallagher LLP
New York, NY 10019

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Principal Office of the Funds
100 Bellevue Parkway
Wilmington, DE 19809

[1]	For all Funds except BlackRock Global Allocation V.I. Fund, BlackRock International Value V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

[2]	For BlackRock Global Allocation V.I. Fund, BlackRock International Value V.I. Fund and BlackRock Large Cap Growth V.I. Fund.

Effective July 31, 2009, Donald C. Burke, President and Chief Executive Officer of the Funds retired. The Funds’ Board of Directors wishes Mr. Burke well in his retirement.

Effective August 1, 2009, Anne F. Ackerley became President and Chief Executive Officer of the Funds, and Jeffrey Holland and Brian Schmidt became Vice Presidents of the Funds.

Effective August 1, 2009, Jean Margo Reid resigned as a Director of the Funds. The Board wishes Ms. Reid well in her future endeavors.

BlackRock Variable Series Funds, Inc.
Additional Information

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Fund votes proxies relating to securities held in the Fund’s portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at http://www.sec.gov.

Availability of Quarterly Portfolio Schedule

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

This report is only for distribution to shareholders of the Funds of BlackRock Variable Series Funds, Inc. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of non-money market fund shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in the BlackRock Money Market V.I. Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, other than with respect to the Fund’s participation in the U.S. Treasury Department Temporary Guarantee Program for Money Market Funds disclosed in this semi-annual report. Although the money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in money market funds. Statements and other information herein are as dated and are subject to change.

Investment in foreign securities involves special risks including fluctuating foreign exchange rates, foreign government regulations, differing degrees of liquidity and the possibility of substantial volatility due to adverse political, economic or other developments.

#16897– 6/09

Item 2	—	Code of Ethics — Not Applicable to this semi-annual report

Item 3	—	Audit Committee Financial Expert — Not Applicable to this semi-annual report

Item 4	—	Principal Accountant Fees and Services — Not Applicable to this semi-annual report

Item 5	—	Audit Committee of Listed Registrants — Not Applicable

Item 6	—	Investments
(a) BlockRock S&P 500 Index V.I. Fund — Schedule of Investments

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Aerospace & Defense - 2.8%	Boeing Co.	12,828	$545,190
	General Dynamics Corp.	6,828	378,203
	Goodrich Corp.	2,163	108,085
	Honeywell International, Inc.	12,863	403,898
	ITT Corp.	3,156	140,442
	L-3 Communications Holdings, Inc.	2,029	140,772
	Lockheed Martin Corp.	5,733	462,366
	Northrop Grumman Corp.	5,740	262,203
	Precision Castparts Corp.	2,400	175,272
	Raytheon Co.	7,046	313,054
	Rockwell Collins, Inc.	2,783	116,135
	United Technologies Corp.	16,464	855,469

			3,901,089

Air Freight & Logistics - 1.0%	C.H. Robinson Worldwide, Inc.	2,900	151,235
	Expeditors International Washington, Inc.	3,700	123,358
	FedEx Corp.	5,355	297,845
	United Parcel Service, Inc. Class B	17,300	864,827

			1,437,265

Airlines - 0.1%	Southwest Airlines Co.	12,575	84,630

Auto Components - 0.2%	The Goodyear Tire & Rubber Co. (a)	4,234	47,675
	Johnson Controls, Inc.	10,338	224,541

			272,216

Automobiles - 0.3%	Ford Motor Co. (a)	55,262	335,440
	Harley-Davidson, Inc. (b)	4,152	67,304

			402,744

Beverages - 2.6%	Brown-Forman Corp. Class B	1,672	71,863
	The Coca-Cola Co.	34,696	1,665,061
	Coca-Cola Enterprises, Inc.	5,237	87,196
	Constellation Brands, Inc. Class A (a)	3,400	43,112
	Dr. Pepper Snapple Group, Inc. (a)	4,400	93,236
	Molson Coors Brewing Co. Class B	2,582	109,296
	Pepsi Bottling Group, Inc.	2,304	77,967
	PepsiCo, Inc.	27,139	1,491,559

			3,639,290

Biotechnology - 1.9%	Amgen, Inc. (a)	17,623	932,962
	Biogen Idec, Inc. (a)	5,026	226,924
	Celgene Corp. (a)	7,900	377,936
	Cephalon, Inc. (a)	1,200	67,980
	Genzyme Corp. (a)	4,600	256,082
	Gilead Sciences, Inc. (a)	15,900	744,756

			2,606,640

Building Products - 0.0%	Masco Corp.	6,351	60,843

Capital Markets - 3.0%	Ameriprise Financial, Inc.	4,495	109,094
	The Bank of New York Mellon Corp.	20,767	608,681
	The Charles Schwab Corp.	16,165	283,534
	E*Trade Financial Corp. (a)	21,700	27,776

1

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Federated Investors, Inc. Class B	1,500	$36,135
	Franklin Resources, Inc.	2,622	188,810
	The Goldman Sachs Group, Inc.	8,810	1,298,946
	Invesco Ltd. (c)	7,300	130,086
	Janus Capital Group, Inc.	2,811	32,045
	Legg Mason, Inc.	2,400	58,512
	Morgan Stanley	23,563	671,781
	Northern Trust Corp.	4,201	225,510
	State Street Corp.	8,493	400,870
	T. Rowe Price Group, Inc.	4,486	186,932

			4,258,712

Chemicals - 1.8%	Air Products & Chemicals, Inc.	3,689	238,273
	CF Industries Holdings, Inc.	900	66,726
	The Dow Chemical Co.	18,436	297,557
	E.I. du Pont de Nemours & Co.	15,596	399,570
	Eastman Chemical Co.	1,358	51,468
	Ecolab, Inc.	3,076	119,933
	International Flavors & Fragrances, Inc.	1,399	45,775
	Monsanto Co.	9,534	708,758
	PPG Industries, Inc.	2,843	124,808
	Praxair, Inc.	5,454	387,616
	Sigma-Aldrich Corp.	2,134	105,761

			2,546,245

Commercial Banks - 2.7%	BB&T Corp.	10,996	241,692
	Comerica, Inc.	2,626	55,540
	Fifth Third Bancorp	12,219	86,755
	First Horizon National Corp.	3,632	43,589
	Huntington Bancshares, Inc.	10,505	43,911
	KeyCorp	13,103	68,660
	M&T Bank Corp. (b)	1,400	71,302
	Marshall & Ilsley Corp.	6,000	28,800
	The PNC Financial Services Group, Inc. (d)	8,048	312,343
	Regions Financial Corp.	21,193	85,620
	SunTrust Banks, Inc.	7,996	131,534
	U.S. Bancorp	33,104	593,224
	Wells Fargo & Co.	81,067	1,966,685
	Zions Bancorporation	2,024	23,397

			3,753,052

Commercial Services & Supplies - 0.5%	Avery Dennison Corp.	1,767	45,377
	Cintas Corp.	2,236	51,070
	Iron Mountain, Inc. (a)	3,200	92,000
	Pitney Bowes, Inc.	3,615	79,277
	R.R. Donnelley & Sons Co.	3,644	42,343
	Republic Services, Inc. Class A	5,699	139,113
	Stericycle, Inc. (a)	1,500	77,295
	Waste Management, Inc.	8,510	239,642

			766,117

2

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Communications Equipment - 2.7%	Ciena Corp. (a)	1,714	$17,740
	Cisco Systems, Inc. (a)(b)	100,415	1,871,736
	Harris Corp.	2,200	62,392
	JDS Uniphase Corp. (a)	3,734	21,358
	Juniper Networks, Inc. (a)	9,300	219,480
	Motorola, Inc.	39,136	259,472
	QUALCOMM, Inc.	28,768	1,300,314
	Tellabs, Inc. (a)	6,933	39,726

			3,792,218

Computers & Peripherals - 5.4%	Apple, Inc. (a)	15,490	2,206,241
	Dell, Inc. (a)	30,176	414,316
	EMC Corp. (a)	35,404	463,792
	Hewlett-Packard Co.	41,543	1,605,637
	International Business Machines Corp.	23,034	2,405,210
	Lexmark International, Inc. Class A (a)	1,507	23,886
	NetApp, Inc. (a)	5,665	111,714
	QLogic Corp. (a)	2,286	28,986
	SanDisk Corp. (a)	4,100	60,229
	Sun Microsystems, Inc. (a)	12,978	119,657
	Teradata Corp. (a)	3,100	72,633
	Western Digital Corp. (a)	3,900	103,350

			7,615,651

Construction & Engineering - 0.2%	Fluor Corp.	3,148	161,461
	Jacobs Engineering Group, Inc. (a)	2,100	88,389
	Quanta Services, Inc. (a)	3,400	78,642

			328,492

Construction Materials — 0.1%	Vulcan Materials Co.	2,050	88,355

Consumer Finance - 0.6%	American Express Co.	20,478	475,909
	Capital One Financial Corp.	8,032	175,740
	Discover Financial Services, Inc.	8,181	84,019
	SLM Corp. (a)	8,023	82,396

			818,064

Containers & Packaging - 0.2%	Ball Corp.	1,636	73,882
	Bemis Co.	1,656	41,731
	Owens-Illinois, Inc. (a)	2,900	81,229
	Pactiv Corp. (a)	2,267	49,194
	Sealed Air Corp.	2,720	50,184

			296,220

Distributors - 0.1%	Genuine Parts Co.	2,838	95,243

Diversified Consumer Services - 0.2%	Apollo Group, Inc. Class A (a)	1,800	128,016
	DeVry, Inc.	1,100	55,044
	H&R Block, Inc.	5,662	97,556

			280,616

Diversified Financial Services - 3.8%	Bank of America Corp.	140,828	1,858,930
	CIT Group, Inc.	6,860	14,749
	CME Group, Inc.	1,161	361,199

3

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Citigroup, Inc. (b)	94,651	$281,113
	IntercontinentalExchange, Inc. (a)	1,300	148,512
	JPMorgan Chase & Co.	67,901	2,316,103
	Leucadia National Corp.	3,100	65,379
	Moody's Corp.	3,504	92,330
	The NASDAQ Stock Market, Inc. (a)	2,400	51,144
	NYSE Euronext	4,500	122,625

			5,312,084

Diversified Telecommunication Services - 3.2%	AT&T Inc.	102,702	2,551,118
	CenturyTel, Inc.	1,702	52,251
	Embarq Corp.	2,484	104,477
	Frontier Communications Corp.	5,503	39,291
	Qwest Communications International Inc.	25,896	107,468
	Verizon Communications, Inc.	49,518	1,521,688
	Windstream Corp.	7,602	63,553

			4,439,846

Electric Utilities - 2.3%	Allegheny Energy, Inc.	3,022	77,514
	American Electric Power Co., Inc.	8,018	231,640
	Duke Energy Corp.	21,931	319,973
	Edison International	5,696	179,196
	Entergy Corp.	3,372	261,397
	Exelon Corp.	11,478	587,788
	FPL Group, Inc.	7,014	398,816
	FirstEnergy Corp.	5,288	204,910
	Northeast Utilities Inc.	2,800	62,468
	PPL Corp.	6,558	216,152
	Pepco Holdings, Inc.	4,400	59,136
	Pinnacle West Capital Corp.	1,824	54,994
	Progress Energy, Inc.	4,729	178,898
	The Southern Co.	13,418	418,105

			3,250,987

Electrical Equipment - 0.4%	Cooper Industries Ltd. Class A	3,030	94,081
	Emerson Electric Co.	13,350	432,540
	Rockwell Automation, Inc.	2,483	79,754

			606,375

Electronic Equipment, Instruments & Components - 0.6%	Agilent Technologies, Inc. (a)	6,262	127,181
	Amphenol Corp. Class A	3,100	98,084
	Corning, Inc.	27,258	437,763
	Flir Systems, Inc. (a)	2,400	54,144
	Jabil Circuit, Inc.	3,615	26,823
	Molex, Inc.	2,463	38,300

			782,295

Energy Equipment & Services - 1.8%	BJ Services Co.	4,900	66,787
	Baker Hughes, Inc.	5,308	193,424
	Cameron International Corp. (a)	3,800	107,540
	Diamond Offshore Drilling, Inc.	1,300	107,965

4

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ENSCO International, Inc.	2,500	$87,175
	FMC Technologies, Inc. (a)	2,200	82,676
	Halliburton Co.	15,404	318,863
	Nabors Industries Ltd. (a)	4,792	74,659
	National Oilwell Varco, Inc. (a)	7,202	235,217
	Rowan Cos., Inc.	1,935	37,384
	Schlumberger Ltd.	20,790	1,124,947
	Smith International, Inc.	3,800	97,850

			2,534,487

Food & Staples Retailing - 3.0%	CVS Caremark Corp.	25,366	808,414
	Costco Wholesale Corp.	7,505	342,978
	The Kroger Co.	11,326	249,738
	SUPERVALU, Inc.	3,738	48,407
	SYSCO Corp.	10,471	235,388
	Safeway, Inc.	7,547	153,732
	Wal-Mart Stores, Inc.	38,816	1,880,247
	Walgreen Co.	17,144	504,034
	Whole Foods Market, Inc.	2,400	45,552

			4,268,490

Food Products - 1.8%	Archer-Daniels-Midland Co.	11,082	296,665
	Campbell Soup Co.	3,693	108,648
	ConAgra Foods, Inc.	7,832	149,278
	Dean Foods Co. (a)	3,000	57,570
	General Mills, Inc.	5,708	319,762
	H.J. Heinz Co.	5,349	190,959
	The Hershey Co.	2,848	102,528
	Hormel Foods Corp.	1,300	44,902
	The J.M. Smucker Co.	2,100	102,186
	Kellogg Co.	4,289	199,739
	Kraft Foods, Inc.	25,671	650,503
	McCormick & Co., Inc.	2,200	71,566
	Sara Lee Corp.	12,217	119,238
	Tyson Foods, Inc. Class A	4,900	61,789

			2,475,333

Gas Utilities - 0.1%	EQT Corp.	2,300	80,293
	Nicor, Inc.	729	25,238
	Questar Corp.	3,000	93,180

			198,711

Health Care Equipment & Supplies - 2.1%	Baxter International, Inc.	10,658	564,448
	Becton Dickinson & Co.	4,188	298,646
	Boston Scientific Corp. (a)	25,925	262,879
	C.R. Bard, Inc.	1,654	123,140
	Dentsply International, Inc.	2,700	82,404
	Hospira, Inc. (a)	2,752	106,007
	Intuitive Surgical, Inc. (a)	672	109,980
	Medtronic, Inc.	19,462	679,029

5

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	St. Jude Medical, Inc. (a)	5,888	$241,997
	Stryker Corp.	4,296	170,723
	Varian Medical Systems, Inc. (a)	2,100	73,794
	Zimmer Holdings, Inc. (a)	3,916	166,822

			2,879,869

Health Care Providers & Services - 2.2%	Aetna, Inc.	7,972	199,699
	AmerisourceBergen Corp.	5,540	98,280
	Cardinal Health, Inc.	6,237	190,540
	Cigna Corp.	4,689	112,958
	Coventry Health Care, Inc. (a)	2,550	47,710
	DaVita, Inc. (a)	1,700	84,082
	Express Scripts, Inc. (a)	4,700	323,125
	Humana, Inc. (a)	2,957	95,393
	Laboratory Corp. of America Holdings (a)	1,900	128,801
	McKesson Corp.	4,707	207,108
	Medco Health Solutions, Inc. (a)	8,566	390,695
	Patterson Cos., Inc. (a)	1,500	32,550
	Quest Diagnostics, Inc.	2,700	152,361
	Tenet Healthcare Corp. (a)	7,112	20,056
	UnitedHealth Group, Inc.	20,858	521,033
	WellPoint, Inc. (a)	8,604	437,858

			3,042,249

Health Care Technology - 0.0%	IMS Health, Inc.	3,214	40,818

Hotels, Restaurants & Leisure - 1.5%	Carnival Corp.	7,573	195,156
	Darden Restaurants, Inc.	2,361	77,866
	International Game Technology	5,308	84,397
	Marriott International, Inc. Class A	5,085	112,219
	McDonald's Corp.	19,172	1,102,198
	Starbucks Corp. (a)	12,544	174,236
	Starwood Hotels & Resorts Worldwide, Inc.	3,309	73,460
	Wyndham Worldwide Corp.	3,165	38,360
	Wynn Resorts Ltd. (a)	1,100	38,830
	Yum! Brands, Inc.	8,084	269,521

			2,166,243

Household Durables - 0.4%	Black & Decker Corp.	1,085	31,096
	Centex Corp.	2,272	19,221
	D.R. Horton, Inc.	4,600	43,056
	Fortune Brands, Inc.	2,599	90,289
	Harman International Industries, Inc.	1,100	20,680
	KB Home	1,378	18,851
	Leggett & Platt, Inc.	2,755	41,959
	Lennar Corp. Class A	2,750	26,648
	Newell Rubbermaid, Inc.	4,685	48,771
	Pulte Homes, Inc.	3,684	32,530
	Snap-On, Inc.	1,041	29,918
	The Stanley Works	1,441	48,763

6

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Whirlpool Corp.	1,413	$60,137

			511,919

Household Products - 2.7%	Clorox Co.	2,368	132,205
	Colgate-Palmolive Co.	8,685	614,377
	Kimberly-Clark Corp.	7,121	373,354
	The Procter & Gamble Co.	50,784	2,595,062

			3,714,998

IT Services - 1.0%	Affiliated Computer Services, Inc. Class A (a)	1,600	71,072
	Automatic Data Processing, Inc.	8,855	313,821
	Cognizant Technology Solutions Corp. (a)	5,000	133,500
	Computer Sciences Corp. (a)	2,608	115,534
	Convergys Corp. (a)	2,034	18,876
	Fidelity National Information Services, Inc.	3,100	61,876
	Fiserv, Inc. (a)	2,855	130,473
	MasterCard, Inc. Class A	1,252	209,472
	Paychex, Inc.	5,560	140,112
	Total System Services, Inc.	3,500	46,865
	The Western Union Co.	12,608	206,771

			1,448,372

Independent Power Producers & Energy Traders - 0.2%	The AES Corp. (a)	12,022	139,575
	Constellation Energy Group, Inc.	3,752	99,728
	Dynegy, Inc. Class A (a)	10,934	24,820

			264,123

Industrial Conglomerates - 2.1%	3M Co.	12,046	723,965
	General Electric Co.	184,365	2,160,758
	Textron, Inc.	4,460	43,084

			2,927,807

Insurance - 2.3%	AON Corp.	4,775	180,829
	Aflac, Inc.	8,242	256,244
	The Allstate Corp.	9,445	230,458
	American International Group, Inc. (b)	46,507	53,948
	Assurant, Inc.	1,900	45,771
	Chubb Corp.	6,296	251,084
	Cincinnati Financial Corp.	2,766	61,820
	Genworth Financial, Inc. Class A	8,000	55,920
	Hartford Financial Services Group, Inc.	5,277	62,638
	Lincoln National Corp.	4,852	83,503
	Loews Corp.	6,328	173,387
	MBIA, Inc. (a)	3,388	14,670
	Marsh & McLennan Cos., Inc.	8,860	178,352
	MetLife, Inc.	14,053	421,731
	Principal Financial Group, Inc.	5,400	101,736
	The Progressive Corp.	11,700	176,787
	Prudential Financial, Inc.	8,000	297,760
	Torchmark Corp.	1,497	55,449
	The Travelers Cos., Inc.	10,237	420,126

7

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	UnumProvident Corp.	5,989	$94,986
	XL Capital Ltd. Class A	6,155	70,536

			3,287,735

Internet & Catalog Retail - 0.4%	Amazon.com, Inc. (a)	5,600	468,496
	Expedia, Inc. (a)	3,600	54,396

			522,892

Internet Software & Services - 1.8%	Akamai Technologies, Inc. (a)	2,900	55,622
	eBay, Inc. (a)	18,900	323,757
	Google, Inc. Class A (a)	4,180	1,762,246
	VeriSign, Inc. (a)	3,400	62,832
	Yahoo! Inc. (a)	24,060	376,780

			2,581,237

Leisure Equipment & Products - 0.1%	Eastman Kodak Co.	4,811	14,241
	Hasbro, Inc.	2,145	51,995
	Mattel, Inc.	6,280	100,794

			167,030

Life Sciences Tools & Services - 0.4%	Life Technologies Corp. (a)	3,060	127,663
	Millipore Corp. (a)	1,031	72,387
	PerkinElmer, Inc.	2,009	34,957
	Thermo Fisher Scientific, Inc. (a)	7,236	295,012
	Waters Corp. (a)	1,600	82,352

			612,371

Machinery - 1.4%	Caterpillar, Inc.	10,584	349,695
	Cummins, Inc.	3,580	126,052
	Danaher Corp.	4,466	275,731
	Deere & Co.	7,376	294,671
	Dover Corp.	3,234	107,013
	Eaton Corp.	2,868	127,941
	Flowserve Corp.	1,000	69,810
	Illinois Tool Works, Inc.	6,932	258,841
	Manitowoc Co.	2,200	11,572
	PACCAR, Inc.	6,303	204,911
	Pall Corp.	2,010	53,386
	Parker Hannifin Corp.	2,902	124,670

			2,004,293

Media - 2.6%	CBS Corp. Class B	11,703	80,985
	Comcast Corp. Class A	50,352	729,600
	The DIRECTV Group, Inc. (a)	9,400	232,274
	Gannett Co., Inc.	4,047	14,448
	Interpublic Group of Cos., Inc. (a)	8,192	41,370
	The McGraw-Hill Cos., Inc.	5,504	165,725
	Meredith Corp.	632	16,148
	The New York Times Co. Class A	1,977	10,893
	News Corp. Class A	39,700	361,667
	Omnicom Group Inc.	5,534	174,764
	Scripps Networks Interactive	1,500	41,745

8

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Time Warner Cable, Inc.	6,292	$199,268
	Time Warner, Inc.	20,782	523,499
	Viacom, Inc. Class B (a)	10,703	242,958
	Walt Disney Co.	32,282	753,139
	The Washington Post Co. Class B	100	35,218

			3,623,701

Metals & Mining - 0.9%	AK Steel Holding Corp.	2,000	38,380
	Alcoa, Inc. (e)	16,524	170,693
	Allegheny Technologies, Inc.	1,661	58,019
	Freeport-McMoRan Copper & Gold, Inc. Class B	7,216	361,594
	Newmont Mining Corp.	8,503	347,518
	Nucor Corp.	5,440	241,699
	Titanium Metals Corp.	1,400	12,866
	United States Steel Corp.	2,389	85,383

			1,316,152

Multi-Utilities - 1.4%	Ameren Corp.	3,697	92,018
	CMS Energy Corp.	4,154	50,180
	CenterPoint Energy, Inc.	5,783	64,076
	Consolidated Edison, Inc.	4,658	174,302
	DTE Energy Co.	2,823	90,336
	Dominion Resources, Inc.	10,022	334,935
	Integrys Energy Group, Inc.	1,452	43,545
	NiSource, Inc.	4,911	57,262
	PG&E Corp.	6,281	241,442
	Public Service Enterprise Group, Inc.	8,828	288,058
	SCANA Corp.	2,000	64,940
	Sempra Energy	4,217	209,290
	TECO Energy, Inc.	3,815	45,513
	Wisconsin Energy Corp.	2,100	85,491
	Xcel Energy, Inc.	7,684	141,462

			1,982,850

Multiline Retail - 0.8%	Big Lots, Inc. (a)	1,445	30,388
	Family Dollar Stores, Inc.	2,427	68,684
	J.C. Penney Co., Inc.	3,935	112,974
	Kohl's Corp. (a)	5,225	223,369
	Macy's, Inc.	7,206	84,743
	Nordstrom, Inc.	2,768	55,056
	Sears Holdings Corp. (a)	970	64,524
	Target Corp.	13,034	514,452

			1,154,190

Office Electronics - 0.1%	Xerox Corp.	15,023	97,349

Oil, Gas & Consumable Fuels - 10.6%	Anadarko Petroleum Corp.	8,636	391,988
	Apache Corp.	5,766	416,017
	Cabot Oil & Gas Corp. Class A	1,700	52,088
	Chesapeake Energy Corp.	9,600	190,368
	Chevron Corp.	34,907	2,312,589

9

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	ConocoPhillips	25,924	$1,090,363
	Consol Energy, Inc.	3,200	108,672
	Denbury Resources, Inc. (a)	4,500	66,285
	Devon Energy Corp.	7,602	414,309
	EOG Resources, Inc.	4,332	294,229
	El Paso Corp.	12,112	111,794
	Exxon Mobil Corp.	84,946	5,938,575
	Hess Corp.	4,815	258,806
	Marathon Oil Corp.	12,280	369,996
	Massey Energy Co.	1,500	29,310
	Murphy Oil Corp.	3,300	179,256
	Noble Energy, Inc.	3,000	176,910
	Occidental Petroleum Corp.	14,158	931,738
	Peabody Energy Corp.	4,600	138,736
	Pioneer Natural Resources Co.	2,000	51,000
	Range Resources Corp.	2,700	111,807
	Southwestern Energy Co. (a)	6,000	233,100
	Spectra Energy Corp.	10,865	183,836
	Sunoco, Inc.	1,956	45,379
	Tesoro Corp.	2,300	29,279
	Valero Energy Corp.	9,800	165,522
	Williams Cos., Inc.	10,007	156,209
	XTO Energy, Inc.	9,991	381,057

			14,829,218

Paper & Forest Products - 0.2%	International Paper Co.	7,424	112,325
	MeadWestvaco Corp.	2,942	48,278
	Weyerhaeuser Co.	3,729	113,473

			274,076

Personal Products - 0.2%	Avon Products, Inc.	7,394	190,617
	The Estée Lauder Cos., Inc. Class A	1,900	62,073

			252,690

Pharmaceuticals - 7.4%	Abbott Laboratories	26,920	1,266,317
	Allergan, Inc.	5,254	249,985
	Bristol-Myers Squibb Co.	34,563	701,975
	Eli Lilly & Co.	17,648	611,327
	Forest Laboratories, Inc. (a)	5,218	131,024
	Johnson & Johnson	47,953	2,723,730
	King Pharmaceuticals, Inc. (a)	4,216	40,600
	Merck & Co., Inc.	36,979	1,033,933
	Mylan, Inc. (a)	5,230	68,252
	Pfizer, Inc.	117,560	1,763,400
	Schering-Plough Corp.	28,411	713,684
	Watson Pharmaceuticals, Inc. (a)	1,740	58,621
	Wyeth	23,251	1,055,363

			10,418,211

Professional Services - 0.2%	Dun & Bradstreet Corp.	1,000	81,210

10

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

	Equifax, Inc.	2,179	$56,872
	Monster Worldwide, Inc. (a)	2,071	24,459
	Robert Half International, Inc.	2,686	63,443

			225,984

Real Estate Investment Trusts (REITs) - 1.0%	Apartment Investment & Management Co. Class A	2,470	21,860
	AvalonBay Communities, Inc.	1,444	80,777
	Boston Properties, Inc.	2,300	109,710
	Equity Residential	4,700	104,481
	HCP, Inc.	4,600	97,474
	Health Care REIT, Inc.	1,800	61,380
	Host Marriott Corp.	10,000	83,900
	Kimco Realty Corp.	5,400	54,270
	Plum Creek Timber Co., Inc.	3,000	89,340
	ProLogis	7,600	61,256
	Public Storage	2,100	137,508
	Simon Property Group, Inc.	4,838	248,843
	Ventas, Inc.	2,500	74,650
	Vornado Realty Trust	2,668	120,141

			1,345,590

Real Estate Management & Development - 0.0%	CB Richard Ellis Group, Inc. (a)	3,600	33,696

Road & Rail - 1.0%	Burlington Northern Santa Fe Corp.	4,866	357,846
	CSX Corp.	7,008	242,687
	Norfolk Southern Corp.	6,586	248,095
	Ryder System, Inc.	1,084	30,265
	Union Pacific Corp.	8,814	458,857

			1,337,750

Semiconductors & Semiconductor Equipment - 2.5%	Advanced Micro Devices, Inc. (a)	10,972	42,462
	Altera Corp.	5,147	83,793
	Analog Devices, Inc.	4,973	123,231
	Applied Materials, Inc.	23,262	255,184
	Broadcom Corp. Class A (a)	7,597	188,330
	Intel Corp.	97,288	1,610,116
	KLA-Tencor Corp.	3,000	75,750
	LSI Corp. (a)	11,096	50,598
	Linear Technology Corp.	3,964	92,559
	MEMC Electronic Materials, Inc. (a)	4,000	71,240
	Microchip Technology, Inc.	3,200	72,160
	Micron Technology, Inc. (a)	13,926	70,466
	National Semiconductor Corp.	3,408	42,770
	Novellus Systems, Inc. (a)	1,642	27,421
	Nvidia Corp. (a)	9,600	108,384
	Teradyne, Inc. (a)	2,838	19,469
	Texas Instruments, Inc.	22,471	478,632
	Xilinx, Inc.	4,713	96,428

			3,508,993

11

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Software - 4.3%	Adobe Systems, Inc. (a)	9,260	$262,058
	Autodesk, Inc. (a)	3,952	75,009
	BMC Software, Inc. (a)	3,301	111,541
	CA, Inc.	6,846	119,326
	Citrix Systems, Inc. (a)	3,129	99,784
	Compuware Corp. (a)	4,318	29,621
	Electronic Arts, Inc. (a)	5,500	119,460
	Intuit, Inc. (a)	5,586	157,302
	McAfee, Inc. (a)	2,700	113,913
	Microsoft Corp.	133,286	3,168,208
	Novell, Inc. (a)	5,982	27,098
	Oracle Corp.	65,985	1,413,399
	Salesforce.com, Inc. (a)	1,700	64,889
	Symantec Corp. (a)	14,530	226,087

			5,987,695

Specialty Retail - 1.9%	Abercrombie & Fitch Co. Class A	1,500	38,085
	AutoNation, Inc. (a)	1,683	29,200
	AutoZone, Inc. (a)	708	106,986
	Bed Bath & Beyond, Inc. (a)	4,548	139,851
	Best Buy Co., Inc.	5,818	194,845
	GameStop Corp. Class A (a)	2,800	61,628
	The Gap, Inc.	8,103	132,889
	Home Depot, Inc.	29,559	698,479
	Limited Brands, Inc.	4,879	58,402
	Lowe's Cos., Inc.	25,422	493,441
	O'Reilly Automotive, Inc. (a)	2,300	87,584
	Office Depot, Inc. (a)	4,740	21,614
	RadioShack Corp.	2,183	30,475
	The Sherwin-Williams Co.	1,666	89,548
	Staples, Inc.	12,392	249,947
	TJX Cos., Inc.	7,256	228,274
	Tiffany & Co.	2,047	51,912

			2,713,160

Textiles, Apparel & Luxury Goods - 0.5%	Coach, Inc.	5,700	153,216
	Nike, Inc. Class B	6,834	353,865
	Polo Ralph Lauren Corp.	1,100	58,894
	VF Corp.	1,508	83,468

			649,443

Thrifts & Mortgage Finance - 0.1%	Hudson City Bancorp, Inc.	9,000	119,610
	People's United Financial, Inc.	6,200	93,248

			212,858

Tobacco - 1.7%	Altria Group, Inc.	35,989	589,860
	Lorillard, Inc.	3,000	203,310
	Philip Morris International, Inc.	34,289	1,495,686
	Reynolds American, Inc.	2,900	111,998

			2,400,854

12

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund

Schedule of Investments June 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

Industry	Common Stocks	Shares	Value

Trading Companies & Distributors - 0.1%	Fastenal Co.	2,200	$72,974
	W.W. Grainger, Inc.	1,221	99,975

			172,949

Wireless Telecommunication Services - 0.4%	American Tower Corp. Class A (a)	6,900	217,557
	MetroPCS Communications, Inc. (a)	4,400	58,564
	Sprint Nextel Corp. (a)	49,291	237,090

			513,211

	Total Long-Term Investments (Cost - $112,342,627) - 99.9%		140,134,886

	Short-Term Securities

	BlackRock Liquidity Funds, TempFund, 0.45% (d)(f)	714,435	714,435

	Beneficial
	Interest
	(000)

BlackRock Liquidity Funds, LLC Money Market Series, 0.55% (d)(f)(g)	$1,120	1,119,750

Total Short-Term Securities (Cost - $1,834,185) - 1.3%		1,834,185

Total Investments (Cost - $114,176,812*) - 101.2%		141,969,071
Liabilities in Excess of Other Assets - (1.2)%		(1,739,374)

Net Assets - 100.0%		$140,229,697

*	The cost and unrealized appreciation (depreciation) of investments as of June 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$121,249,616

Gross unrealized appreciation	$45,158,896
Gross unrealized depreciation	(24,439,441)

Net unrealized appreciation	$20,719,455

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Depositary receipts.

(d)	Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

	Purchase		Sale	Realized
Affiliate	Cost		Cost	Loss	Income

BlackRock Liquidity Funds, TempFund	$714,435	[1]	—	—	$2,587
BlackRock Liquidity Series, LLC Cash Sweep Series	—		$3,077,200 [2]	—	$3,293
BlackRock Liquidity Series, LLC Money Market Series	$779,250	[1]	—	—	$31,467
The PNC Financial Services Group, Inc.	$22,778		$(139,771)	$(133,652)	$5,803

[1]	Represents net purchase cost.

[2]	Represents net sale cost.

(e)	All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f)	Represents the current yield as of report date.

(g)	Security was purchased with the cash proceeds from securities loans.

13

BlackRock Variable Series Funds, Inc. — BlackRock S&P 500 Index V.I. Fund
Schedule of Investments June 30, 2009 (Unaudited)
•	For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Financial futures contracts purchased as of June 30, 2009 were as follows:

		Expiration	Face	Unrealized
Contracts	Issue	Date	Value	Appreciation

3	S&P E-MINI	June 2009	$137,031	$294
•	Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:
•	Level 1 — price quotations in active markets/exchanges for identical securities

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.
The following table summarizes the inputs used as of June 30, 2009 in determining the fair valuation of the Fund’s investments:

Valuation	Investments in
Inputs	Securities

Assets
Level 1	—
Long-Term Investments[1]	$140,134,886
Short-Term Securities	714,435

Total Level 1	140,849,321
Level 2-Short-Term Securities	1,119,750
Level 3	—

Total	$141,969,071

[1]	See above Schedule of Investments for values in each industry.

Valuation	Other Financial
Inputs	Instruments[2]

Assets
Level 1	$294
Level 2	—
Level 3	—
Total	$294

[2]	Other financial instruments are financial futures contracts which are shown at the unrealized appreciation/depreciation on the instrument.

14

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7	—	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies — Not Applicable

Item 8	—	Portfolio Managers of Closed-End Management Investment Companies — Not Applicable

Item 9	—	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers — Not Applicable

Item 10	—	Submission of Matters to a Vote of Security Holders — The registrant’s Nominating and Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11	—	Controls and Procedures

11(a)	—	The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15(d)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b)	—	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12	—	Exhibits attached hereto

12(a)(1)	—	Code of Ethics — Not Applicable to this semi-annual report

12(a)(2)	—	Certifications — Attached hereto

12(a)(3)	—	Not Applicable

12(b)	—	Certifications — Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Variable Series Funds, Inc.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock Variable Series Funds, Inc.
Date: August 21, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley Anne F. Ackerley
Chief Executive Officer (principal executive officer) of BlackRock Variable Series Funds, Inc.
Date: August 21, 2009

By:	/s/ Neal J. Andrews Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Variable Series Funds, Inc.
Date: August 21, 2009